Registration No. 333-103199
                                                      Registration No. 811-04335
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 29                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 85                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                               SEPARATE ACCOUNT FP
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                           -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                           901 New York Avenue, N.W.
                             Washington, D.C. 20001
                           -------------------------

         Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485.

[ ]      On ______________ pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[X]      On April 25, 2011 pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered

         Units of interest in Separate Account FP.

                                      NOTE

This Post-Effective Amendment No. 29 ("PEA") on Form N-6 Registration Statement No. 333-103199 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-6. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Incentive Life Optimizer(R) II


An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2011


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

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This prospectus describes the Incentive Life Optimizer(R) II policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. Certain optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.


Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. For information about income, estate and gift taxes in connection with life insurance policies as well as possible estate and gift tax consequences associated with the death benefits, please see the Tax information section later in this prospectus, including the information under "Estate, gift, and generation-skipping taxes".


WHAT IS INCENTIVE LIFE OPTIMIZER(R) II?


Incentive Life Optimizer(R) II is issued by AXA Equitable. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option, the Market Stabilizer Option(R) and/or one or more of the following variable investment options:



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VARIABLE INVESTMENT OPTIONS
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o All Asset Allocation                   o EQ/Equity 500 Index
o American Century VP Mid Cap            o EQ/Equity Growth PLUS
  Value                                  o EQ/GAMCO Mergers and Acquisitions
o AXA Balanced Strategy(1)               o EQ/GAMCO Small Company Value
o AXA Conservative Strategy(1)           o EQ/Global Bond PLUS
o AXA Conservative Growth Strategy(1)    o EQ/Global Multi-Sector Equity
o AXA Growth Strategy(1)                 o EQ/Intermediate Government Bond
o AXA Moderate Growth Strategy(1)          Index
o AXA Tactical Manager 400               o EQ/International Core PLUS
o AXA Tactical Manager 500               o EQ/International Equity Index(2)
o AXA Tactical Manager 2000              o EQ/International Value PLUS
o AXA Tactical Manager International     o EQ/JPMorgan Value Opportunities
o EQ/AllianceBernstein Small Cap         o EQ/Large Cap Core PLUS
  Growth                                 o EQ/Large Cap Growth Index
o EQ/BlackRock Basic Value Equity        o EQ/Large Cap Growth PLUS
o EQ/Boston Advisors Equity Income       o EQ/Large Cap Value Index
o EQ/Calvert Socially Responsible        o EQ/Large Cap Value PLUS
o EQ/Capital Guardian Growth (3)         o EQ/Lord Abbett Growth and Income (3)
o EQ/Capital Guardian Research           o EQ/Lord Abbett Large Cap Core
o EQ/Common Stock Index                  o EQ/MFS International Growth(2)
o EQ/Core Bond Index                     o EQ/Mid Cap Index
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
o EQ/Mid Cap Value PLUS                  o MFS(R) International Value
o EQ/Money Market                        o MFS(R) Investors Growth Stock
o EQ/Montag & Caldwell Growth            o MFS(R) Investors Trust
o EQ/Morgan Stanley Mid Cap Growth       o Multimanager Aggressive Equity
o EQ/PIMCO Ultra Short Bond              o Multimanager Core Bond
o EQ/Quality Bond PLUS                   o Multimanager International Equity
o EQ/Small Company Index                 o Multimanager Large Cap Core Equity
o EQ/T. Rowe Price Growth Stock          o Multimanager Large Cap Value
o EQ/UBS Growth and Income               o Multimanager Mid Cap Growth
o EQ/Van Kampen Comstock                 o Multimanager Mid Cap Value
o EQ/Wells Fargo Omega Growth (2)        o Multimanager Multi-Sector Bond
o Fidelity(R) VIP Contrafund(R)          o Multimanager Small Cap Growth
o Fidelity(R) VIP Growth & Income        o Multimanager Small Cap Value
o Fidelity(R) VIP Mid Cap                o Multimanager Technology
o Franklin Rising Dividends Securities   o Mutual Shares Securities
o Franklin Small Cap Value Securities    o PIMCO VIT CommodityRealReturn(R)
o Franklin Strategic Income Securities     Strategy
o Goldman Sachs VIT Mid Cap Value        o PIMCO VIT Real Return Strategy
o Invesco V.I. Global Real Estate        o PIMCO VIT Total Return
o Invesco V.I. International Growth      o T.Rowe Price Equity Income II
o Invesco V.I. Mid Cap Core Equity       o Templeton Developing Markets
o Invesco V.I. Small Cap Equity            Securities
o Ivy Funds VIP Energy                   o Templeton Global Bond Securities
o Ivy Funds VIP Mid Cap Growth           o Templeton Growth Securities
o Ivy Funds VIP Small Cap Growth         o Van Eck VIP Global Hard Assets
o Lazard Retirement Emerging Markets
  Equity
--------------------------------------------------------------------------------



(1) Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.

(2) This is the variable investment option's new name, effective on or about May 19, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.

(3) Please see "About the Portfolios of the Trusts" later in this Prospectus regarding the proposed merger of this variable investment option on or about May 19, 2011.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more detailed information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. If you are the policy's owner and the insured person, the death benefit will generally be includible in your estate for purposes of federal estate tax.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                e13468/AA & ADLL
                                                       Catalog No. 145327 (6/11)

THE MARKET STABILIZER OPTION(R). The Market Stabilizer Option(R) ("MSO") is an investment option that is also available under this policy. The option provides for participation in the performance of the S&P 500 Price Return index which index excludes dividends, (the "Index") up to the Growth Cap Rate that we set on the Segment Start Date. On the Segment Maturity Date, we will apply the Index-Linked Rate of Return to the Segment Account Value based on the performance of the Index. If the performance of the Index has been positive for the Segment Term and equal to or below the Growth Cap Rate, we will apply to the Segment Account Value an Index-Linked Rate of Return equal to the full
Index performance. If the performance of the Index has been positive for the Segment Term and above the Growth Cap Rate, we will apply an Index-Linked Rate of Return equal to the Growth Cap Rate. If the Index has negative performance, the Index-Linked Rate of Return will be 0% unless the Index performance goes below -25% for the Segment Term. In that case only the negative performance in excess of -25% will be applied to the Segment Account Value. Please see "About the Market Stabilizer Option(R)" for more information and definitions of terms associated with the MSO.
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PLEASE NOTE THAT YOU WILL NOT BE CREDITED WITH ANY POSITIVE INDEX PERFORMANCE
WITH RESPECT TO AMOUNTS THAT ARE REMOVED FROM A SEGMENT PRIOR TO THE SEGMENT MATURITY DATE. EVEN WHEN THE INDEX PERFORMANCE HAS BEEN POSITIVE, SUCH EARLY REMOVALS WILL CAUSE YOU TO LOSE SOME PRINCIPAL. PLEASE SEE "EARLY DISTRIBUTION ADJUSTMENT" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------
OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.






----------------------
The Market Stabilizer Option(R) is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Market Stabilizer Option(R) or any member of the public regarding the advisability of investing in securities generally or in the Market Stabilizer Option(R) particularly or the ability of the S&P 500 Price Return index (the "Index") to track general stock market performance. S&P's and its third party licensor's only relationship to AXA Equitable is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the Index which is determined, composed and calculated by S&P or its third party licensors without regard to AXA Equitable or the Market Stabilizer Option(R). S&P and its third party licensors have no obligation to take the needs of AXA Equitable or the owners of the Market Stabilizer Option(R) into consideration in determining, composing or calculating the Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Market Stabilizer Option(R) or the timing of the issuance or sale of the Market Stabilizer Option(R) or in the determination or calculation of the equation by which the Market Stabilizer Option(R) is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Market Stabilizer Option(R).

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Optimizer(R) II or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

                                         Contents of this Prospectus



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1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY                    6

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Tables of policy charges                                                      6
How we allocate charges among your investment options                         9
Changes in charges                                                            9

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2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS                 10
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How you can pay for and contribute to your policy                            10
The minimum amount of premiums you must pay                                  10
You can guarantee that your policy will not terminate before a certain date  11
You can elect a "paid up" death benefit guarantee                            11
You can receive an accelerated death benefit under the Long Term Care
  Services(SM) Rider                                                         12
Investment options within your policy                                        12
About your life insurance benefit                                            13
Alternative higher death benefit in certain cases                            13
You can increase or decrease your insurance coverage                         15
Accessing your money                                                         15


Risks of investing in a policy and the Market Stabilizer Option(R)           16


How the Incentive Life Optimizer(R) II variable life insurance policy is
available                                                                    17

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3. WHO IS AXA EQUITABLE?                                                     18
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How to reach us                                                              18
About our Separate Account FP                                                19
About Separate Account No. 67                                                19
Your voting privileges                                                       19

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4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                        21
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Portfolios of the Trusts                                                     21


----------------------------

"We,""our" and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state" we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life Optimizer(R) II anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.


                                                  CONTENTS OF THIS PROSPECTUS  2

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5. ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING
   AMOUNTS TO THE MSO)                                                       29


--------------------------------------------------------------------------------
Definitions                                                                  29


Description of the Market Stabilizer Option(R)                               30



--------------------------------------------------------------------------------
6. DETERMINING YOUR POLICY'S VALUE                                           39
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Your policy account value                                                    39

--------------------------------------------------------------------------------
7. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                      40
--------------------------------------------------------------------------------
Transfers you can make                                                       40
How to make transfers                                                        40
Our automatic transfer service                                               41
Our asset rebalancing service                                                41

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8. ACCESSING YOUR MONEY                                                      42
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Borrowing from your policy                                                   42
Loan extension (for guideline premium test policies only)                    43
Making withdrawals from your policy                                          44
Surrendering your policy for its net cash surrender value                    44
Your option to receive a terminal illness living benefit under the Living
  Benefits Rider                                                             44

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9. TAX INFORMATION                                                           46
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Basic income tax treatment for you and your beneficiary                      46
Tax treatment of distributions to you (loans, partial withdrawals, and full
  surrender)                                                                 46
Tax treatment of Living Benefits Rider or Long Term Care Services(SM) Rider
  under a policy with the applicable rider                                   47
Business and employer owned policies                                         47
Requirement that we diversify investments                                    48
Estate, gift, and generation-skipping taxes                                  48
Pension and profit-sharing plans                                             49
Split-dollar and other employee benefit programs                             49
ERISA                                                                        49
Our taxes                                                                    49
When we withhold taxes from distributions                                    49
Possibility of future tax changes and other tax information                  49

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10. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS                      51
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Guarantee premium test for the no-lapse guarantees                           51
Paid up death benefit guarantee                                              51
Other benefits you can add by rider                                          52
Customer loyalty credit                                                      56
Variations among Incentive Life Optimizer(R) II policies                     56
Your options for receiving policy proceeds                                   57
Your right to cancel within a certain number of days                         57

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11. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                            58
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Deducting policy charges                                                     58
Charges that the Trusts deduct                                               61

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12. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY              62
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Dates and prices at which policy events occur                                62
Policy issuance                                                              62
Ways to make premium and loan payments                                       63
Assigning your policy                                                        63
You can change your policy's insured person                                  63
Requirements for surrender requests                                          64
Gender-neutral policies                                                      64
Future policy exchanges                                                      64

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13. MORE INFORMATION ABOUT OTHER MATTERS                                     65
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About our general account                                                    65
Transfers of your policy account value                                       65
Telephone and Internet requests                                              66
Suicide and certain misstatements                                            67
When we pay policy proceeds                                                  67
Changes we can make                                                          67
Reports we will send you                                                     67
Distribution of the policies                                                 67
Legal proceedings                                                            70

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14. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE            71
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15. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          72
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16. PERSONALIZED ILLUSTRATIONS                                               73
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Illustrations of policy benefits                                             73

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APPENDICES
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      I --   Hypothetical illustrations                        I-1
     II --   MSO Early Distribution Adjustment Examples       II-1
    III --   Calculating the alternate death benefit         III-1
     IV --   Policy variations                                IV-1


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REQUESTING MORE INFORMATION
     Statement of Additional Information
     Table of Contents
--------------------------------------------------------------------------------

3  CONTENTS OF THIS PROSPECTUS

Definitions of Key Terms




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ALTERNATIVE DEATH BENEFIT -- the alternate higher death benefit is based upon the life insurance qualification test that you choose. We will automatically pay an alternative death benefit if it is higher than the basic death benefit option you have selected.

AMOUNT AT RISK -- our amount at risk on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy.

BENEFICIARY -- the person or entity you designate to receive the death benefit payable at the death of the Insured.

BUSINESS DAY -- is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Premium payments will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your premium payment, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

      --    on a non-business day;

      --    after 4:00 p.m. Eastern Time on a business day; or

      -- after an early close of regular trading on the NYSE on a business day.

CASH SURRENDER VALUE -- the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy.

COST OF INSURANCE CHARGE -- the monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000.

COST OF INSURANCE RATES -- the cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year.

CUSTOMER LOYALTY CREDIT -- a customer loyalty credit is provided for policies that have been in force for more than 8 years. This is added to your policy account value each month.

ENHANCED NO LAPSE GUARANTEE -- the enhanced no lapse guarantee is an optional rider that may be elected at issue at no additional charge that provides a longer guarantee period than described above with a possible higher and/or longer premium requirement, provided that you allocate all of your policy account value to any of the AXA Strategic Allocation investment options.

FACE AMOUNT -- represents the amount of insurance coverage you want on the life of the insured person.

GUARANTEED INTEREST ACCOUNT -- is a fixed account that is part of our General Account.

GUARANTEE PREMIUM -- you can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth in your policy.

INSURED -- the person on whose life we base this policy.

LONG TERM CARE SERVICES(SM) RIDER -- subject to restrictions, this is an optional rider that may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.

*MARKET STABILIZER OPTION(R) ("MSO") -- the MSO is an optional rider that provides a rate of return tied to the performance of the S&P 500 Price Return Index.

NET CASH SURRENDER VALUE -- The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long Term Care Services(SM) Rider, and minus any surrender charge that then remains applicable. If you have any policy account value in the MSO, the Segment Distribution Value and not the Segment Account Value will be used to calculate your policy account value for the purpose of determining your net cash surrender value.

NET POLICY ACCOUNT VALUE -- your "net policy account value" is the total of
(i) your amounts in our variable investment options, (ii) your Segment Account Value(s), (iii) your amounts in our guaranteed interest option, (iv) plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a Living Benefits Rider.

NO-LAPSE GUARANTEE -- provides a guarantee against policy termination for a specific period of time.

OWNER -- the owner of the policy. "You" or "your" refers to the owner.

PAID UP DEATH BENEFIT GUARANTEE -- the "paid up" death benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments.

POLICY -- the policy with any attached application(s), any riders, and any endorsements.

POLICY ACCOUNT VALUE -- your policy account value is the total of (i) your amounts in our variable investment options, (ii) your Segment Account Value(s),
(iii) your amounts in our guaranteed interest option (other than in (iv)), and
(iv) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options).

POLICY DATE -- the date we authorize the Policy to be delivered to you (we call this the "policy release date") or, if later, the date you requested your Policy to become effective. We measure Policy Years



                                                     DEFINITIONS OF KEY TERMS  4
and anniversaries from the Policy Date. The Policy Date is shown in your Policy. If the Policy Date is the 29th, 30th, or 31st of a month, there will be some calendar months when there is no such date. For those months, the policy month will start on the last day of the calendar month.

PREMIUM PAYMENTS -- We call the amounts you contribute to your policy "premiums" or "premium payments."



5  DEFINITIONS OF KEY TERMS

1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY



--------------------------------------------------------------------------------
TABLES OF POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. ALL CHARGES ARE SHOWN ON A GUARANTEED MAXIMUM BASIS. THE CURRENT CHARGES MAY BE LOWER THAN THE GUARANTEED MAXIMUM FOR CERTAIN CHARGES.(1)


------------------------------------------------------------------------------------------------------------------------------------
                                                          TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
 CHARGE                             WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                      From each premium                       6% of each premium(2)
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OF YOUR      Upon surrender                          Initial surrender charge per $1,000 of initial base
POLICY DURING ITS FIRST 10 YEARS                                            policy face amount or per $1,000 of requested base
OR THE FIRST 10 YEARS AFTER YOU                                             policy face amount increase:(4)
HAVE REQUESTED AN INCREASE IN
YOUR POLICY'S FACE AMOUNT (3)(5)                                            Highest: $45.91
                                                                            Lowest: $8.71
                                                                            Representative: $16.62(6)
------------------------------------------------------------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR          Effective date of the decrease          A pro rata portion of the charge that would apply to a
POLICY'S FACE AMOUNT (3)                                                    full surrender at the time of the decrease.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT          Upon transfer                           $25 per transfer.(7)
OPTIONS
------------------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
                             PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
 CHARGE                             WHEN CHARGE IS DEDUCTED               MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE (3)(8)        Monthly                               --(1) Policy Year   Amount deducted
                                                                                -----------   ---------------
                                                                                1             $15(9)

                                                                                2+            $10(9)

                                                                                           plus

                                                                            (2) Charge per $1,000 of the initial base policy face
                                                                                amount and any requested base policy face amount
                                                                                increase that exceeds the highest previous face
                                                                                amount:

                                                                                Highest: $0.34
                                                                                Lowest: $0.09
                                                                                Representative: $0.11(6)
----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE (3)(8)(10) Monthly                                 Charge per $1,000 of the amount for which we are
                                                                            at risk:(11)

                                                                            Highest: $83.34
                                                                            Lowest: $0.02
                                                                            Representative: $0.09(12)
----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK          Monthly                                                    Annual % of your value
CHARGE                                                                                         in our variable investment
                                                                            Policy Year        options and MSO
                                                                            ------------------ ----------------------
                                                                            1-10               1.00%
                                                                            11+                0.50%
----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD (13)           On each policy anniversary (or on       1% of loan amount.
                                    loan termination, if earlier)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                             PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES+            WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
CHILDREN'S TERM INSURANCE           Monthly (while the rider is in effect)  Charge per $1,000 of rider benefit amount:
                                                                            $ 0.50
----------------------------------------------------------------------------------------------------------------------------------

                  RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY 6

----------------------------------------------------------------------------------------------------------------------------------
                             PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES+            WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
DISABILITY DEDUCTION WAIVER (3)     Monthly (while the rider is in effect)  Percentage of all other monthly charges:

                                                                            Highest: 132%
                                                                            Lowest: 7%
                                                                            Representative: 12%(12)
----------------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER (3)       Monthly (while the rider is in effect)  Charge for Disability Premium Waiver per $1,000 of
(Initial base policy face                                                   benefit for which such rider is purchased:(14)
amount(15))
                                                                            Highest: $0.60
                                                                            Lowest: $0.01
                                                                            Representative: $0.06(12)
----------------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER (3)       Monthly (while the rider is in effect)  Charge for Disability Premium Waiver per $1,000 of
(Children's Term Insurance)                                                 benefit for which such rider is purchased:(14)

                                                                            Highest: $0.03
                                                                            Lowest: $0.01
                                                                            Representative: $0.01(12)
----------------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER (3)       Monthly (while the rider is in effect)  Charge for Disability Premium Waiver per $1,000 of
(Long Term Care Services(SM) Rider)                                         benefit for which such rider is purchased:(14)

                                                                            Highest: $0.02
                                                                            Lowest: $0.0009
                                                                            Representative: $0.003(12)
----------------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER (3)       Monthly (while the rider is in effect)  Charge for Disability Premium Waiver per $1,000 of
(Option To Purchase Additional                                              benefit for which such rider is purchased:(14)
Insurance)
                                                                            Highest: $0.07
                                                                            Lowest: $0.02
                                                                            Representative: $0.03(12)
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM CARE SERVICES(SM)         Monthly (while the rider is in effect)  Charge per $1,000 of the amount for which we are at
RIDER (3)(21)                                                               risk:(16)

                                                                            Highest: $1.18
                                                                            Lowest: $0.08
                                                                            Representative: $0.22(17)
----------------------------------------------------------------------------------------------------------------------------------
OPTION TO PURCHASE ADDITIONAL       Monthly (while the rider is in effect)  Charge per $1,000 of rider benefit amount:
INSURANCE (3)
                                                                            Highest: $0.17
                                                                            Lowest: $0.04
                                                                            Representative: $0.16(17)
----------------------------------------------------------------------------------------------------------------------------------
CASH VALUE PLUS RIDER (18)          Monthly (while the rider is in effect)  Charge per $1,000 of the initial base policy face amount:
                                                                            $ 0.04
----------------------------------------------------------------------------------------------------------------------------------
ADDING LIVING BENEFITS RIDER        At the time of the transaction          $100 (if elected after policy issue)
----------------------------------------------------------------------------------------------------------------------------------
EXERCISING LIVING BENEFITS RIDER    At the time of the transaction          $ 250
----------------------------------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)         Please see "Definitions" under "About the Market Stabilizer Option(R)" later in
(MSO)                               this prospectus for key words and phrases related to the MSO, as well as the meaning of special terms that are relevant to the MSO.
----------------------------------------------------------------------------------------------------------------------------------


+ There is no additional charge for the Charitable Legacy Rider or the Enhanced No Lapse Guarantee Rider.


7 RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

----------------------------------------------------------------------------------------------------------------------------------
                             PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
 MSO CHARGES++                      WHEN CHARGE IS DEDUCTED                 GUARANTEED MAXIMUM
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE INDEX BENEFIT              On Segment Start Date                   0.75%
CHARGE
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE INDEX SEGMENT              At the beginning of each policy         1.65%(19)
ACCOUNT CHARGE                      month during the Segment Term
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                       2.40%
----------------------------------------------------------------------------------------------------------------------------------



++ Please see "Charges" and "Charge Reserve Amount" under "About the Market Stabilizer Option(R)" for more information on how charges are deducted.





----------------------------------------------------------------------------------------------------------------------------------
                             PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES             WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(13)            On each policy anniversary (or on       2% for New York and Oregon policies
FOR AMOUNTS OF POLICY LOANS         loan termination, if earlier)           5% for all other policies
ALLOCATED TO AN MSO SEGMENT
----------------------------------------------------------------------------------------------------------------------------------
MSO EARLY DISTRIBUTION ADJUST-      On surrender or other distribution      75% of Segment Account Value(20)
MENT                                (including loan) from an MSO Seg-
                                    ment prior to its Segment Maturity
                                    Date
----------------------------------------------------------------------------------------------------------------------------------


(1) For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).


(2) Currently, we reduce this charge to 4% after an amount equal to two"target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, and death benefit option, as well as the policy's face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Cash Value Plus Rider, a portion of the premium charge will be refunded upon surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" later in this prospectus).


(3) Since the charges may vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each insured's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."


(4) If your policy includes the Cash Value Plus Rider, the surrender charges are reduced, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" later in this prospectus).


(5) The surrender charge attributable to each increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.


(6) This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class.

(7) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus. Nor will this charge apply to any transfers to or from any MSO Holding Account that we make available in connection with any Market Stabilizer Option(R) available as an investment option. Please see "About the Market Stabilizer Option(R)" later in this prospectus for information about the MSO and the related "Holding Account."


(8)   Not applicable after the insured person reaches age 121.

(9) Not applicable if the minimum face amount stated in your policy is $10,000. Please see "Your policy's face amount" under "About your life insurance benefit" in "Risk/ benefit summary: Policy features, benefits and risks" later in this prospectus.

(10) Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

(11) Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.


(12) This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.

(13) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy--Loan interest we charge" in "Accessing your money" later in this prospectus. However, for MSO Segments, the guaranteed maximum spread is higher as noted above. This spread is the maximum difference between the annual interest rate we credit and the annual loan interest rate we charge on the amount of any loan deducted from a Segment. See "Loans" and "How we deduct monthly charges during a Segment Term" under "About the Market Stabilizer Option(R)" later in this prospectus for more information about how loan interest is deducted from your policy.


(14) Amount charged equals the total sum of Disability Premium Waiver rider charges corresponding to the base policy, any Children's Term Insurance, Option To Purchase Additional Insurance and/or any Long Term Care Services(SM) Rider that you have added to your policy and to any base policy face amount increases.

(15) The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(16) Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.


(17) This representative amount is the rate we guarantee in any policy year while the rider is in effect for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.

(18) This rider is not available if you elect the Long Term Care Services(SM) Rider. Please see "Appendix IV: Policy variations" later in this prospectus for more information on the charge applicable under the prior version of this rider. This rider is available beginning May 2, 2011.

(19) Currently we deduct this charge at an annual rate of 0.65%, rather than at the maximum rate shown.



                       RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY 8

(20) The actual amount of an Early Distribution Adjustment is determined by a formula that depends on, among other things, how the Index has performed since the Segment Start Date, as discussed in detail in "Early Distribution Adjustment" under "About the Market Stabilizer Option(R)" later in this prospectus. The maximum amount of the adjustment would occur if there is a total distribution at a time when the Index has declined to zero.

(21)  This rider is not available if you elect the Cash Value Plus Rider.



You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.



------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010 (expenses that are           Lowest                  Highest
deducted from Portfolio assets including management fees, 12b-1 fees,           ----                    ----
service fees and/or other expenses)(1)                                          0.62%                   1.76%
------------------------------------------------------------------------------------------------------------------------------------



(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets Securities Portfolio.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options available with these guarantees, proportionately to your value in each.


Substantially different procedures apply, however, if you allocate any of your policy account value to the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value in the policy's guaranteed interest option, from which we will make the policy's monthly deductions. Please see "About the Market Stabilizer Option(R)" later in this prospectus for more information about these procedures, including the procedure we will follow if amounts in the guaranteed interest option are insufficient to pay the deductions.



CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.


9 RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS



--------------------------------------------------------------------------------

Incentive Life Optimizer(R) II is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.


Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Optimizer(R) II policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Optimizer(R) II policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Optimizer(R) II policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).
--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 121st birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------
YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON

PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.


The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.


PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.


THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:


o you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);


                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS  10

o you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

o you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see "You can elect a "paid up" death benefit guarantee" below); or

o your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If your policy account value is still insufficient to cover total monthly deductions, we will send a written notice that a new 61 day grace period has begun and request an additional payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the guarantee premium amount required to maintain one of the available guarantees against termination), policy loans or liens and accrued loan or lien interest, to the beneficiary you have named.
--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct, or (ii) to maintain one of our no lapse guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------
You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no-lapse guarantee also terminates and cannot be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums"and they will be set forth on page 3 of your policy. We call this guarantee against termination our "no-lapse guarantee." The length of your policy's guarantee period will range from 5 to 20 years depending on the insured's age when we issue the policy. Under the No Lapse Guarantee provision, the policy is guaranteed not to lapse during a no lapse guarantee period of 20 years for issue ages 0-55, the number of years to attained age 75 for issue ages 56-69, and 5 years for issue ages 70 and over. In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

o You have satisfied the "guarantee premium test" (discussed in "guarantee premium test for the no-lapse guarantee" under "More information about policy benefits" later in this prospectus); and

o Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

ENHANCED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue at no additional charge that provides a longer guarantee period than described above with a possible higher and/or longer premium requirement, provided that you allocate all of your policy account value to any of the AXA Strategic Allocation investment options. The length of your policy's guarantee period will range from 15 to 30 years, depending on the insured's age when we issue the policy. Under the Enhanced No Lapse Guarantee Rider, the policy is guaranteed not to lapse during the enhanced no lapse guarantee period of 30 years for issue ages 0-55, or to age 85 for issue ages 56-70. For issue ages over 70, the Enhanced No Lapse Guarantee Rider is not available. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums, and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------


The Market Stabilizer Option(R) is not available if you elect the Enhanced No Lapse Guarantee Rider.



YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met, and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 120 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options (currently the


11  RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

AXA Strategic Allocation investment options) that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received benefit payments under the Living Benefits Rider or Long Term Care Services(SM) Rider at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, (ii) if we make a payment under the Living Benefits Rider or Long Term Care Services(SM) Rider, or (iii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.


The Market Stabilizer Option(R) is not available while the paid up death benefit guarantee is in effect.


YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES(SM) RIDER

In states where approved and subject to our underwriting guidelines, the Long Term Care Services(SM) Rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. If you are purchasing this policy through an Option To Purchase Additional Insurance under another policy, or a conversion from a term life policy or term rider, you cannot add the Long Term Care Services(SM) Rider. You can add this rider to policies with a face amount of at least $100,000 which are not issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE A TERMINAL ILLNESS LIVING BENEFIT UNDER THE LIVING BENEFITS RIDER. Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.


If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

For more information about that rider, see "Your option to receive a terminal illness living benefit under the Living Benefits Rider" under "Accessing your money" later in this prospectus.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.


In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option. Please also see "Your right to cancel within a certain number of days" under "About the Market Stabilizer Option(R)" later in this prospectus for the procedures that apply if the MSO is elected.


You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.
--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------


VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In



                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS 12 periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 777-6510. We may add or delete variable investment options or Portfolios at any time.

If you elect at issue the Enhanced No Lapse Guarantee Rider or subsequently exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Strategic Allocation investment options, or those investment options we are then making available under the rider. Please see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.
--------------------------------------------------------------------------------
We will pay at least 2% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R). The MSO is a rider that provides you with an investment option linked to the performance of the S&P 500 Price Return index, which excludes dividends, up to a Growth Cap Rate. Additionally, the MSO provides a specified level of protection against declines in the performance of the S&P 500 Price Return index of up to negative 25%. Please see "About the Market Stabilizer Option(R)" later in this prospectus for a more detailed explanation about the provisions and terms used for the MSO.
--------------------------------------------------------------------------------
PLEASE NOTE THAT YOU WILL NOT BE CREDITED WITH ANY POSITIVE INDEX PERFORMANCE WITH RESPECT TO AMOUNTS THAT ARE REMOVED FROM A SEGMENT PRIOR TO THE SEGMENT MATURITY DATE. EVEN WHEN THE INDEX PERFORMANCE HAS BEEN POSITIVE, SUCH EARLY REMOVALS WILL CAUSE YOU TO LOSE SOME PRINCIPAL. PLEASE SEE "EARLY DISTRIBUTION ADJUSTMENT" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------
ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Optimizer(R) II policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Charitable Legacy Rider, the minimum face amount is $1 million. If you have elected the Cash Value Plus Rider, the minimum face amount is $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. Please see "Appendix IV: Policy variations" later in this prospectus for more information on the prior version of this rider. If you are exercising the Option To Purchase Additional
Insurance under another policy, or a conversion from certain term life policies or term riders, the minimum face amount is $25,000. For: 1) policies that exceed our Disability Deduction Waiver or Disability Premium Waiver maximum coverage limit 2) face amount increases issued on a less favorable underwriting basis than the base policy 3) policy owners of certain discontinued AXA Equitable variable life products where a requested increase in coverage involves the issuance of an additional variable life policy or 4) face amount increases on a 1980 CSO product issued on a less favorable underwriting basis than the base policy, the minimum face amount is $10,000.
--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. (See "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus.)
--------------------------------------------------------------------------------
YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:


o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy face amount;

                                   -- or --

o Option B -- THE FACE AMOUNT PLUS THE "POLICY ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your "policy account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. For any amounts invested in an MSO Segment, your policy account value will reflect the Segment Account Value. (Policy account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.


ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."


13  RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:
--------------------------------------------------------------------------------
If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the
Option A or Option B death benefit you have selected.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  AGE:*      40 AND UNDER      45       50       55       60       65
--------------------------------------------------------------------------------
    %:           250%         215%     185%     150%     130%     120%
--------------------------------------------------------------------------------
   AGE:       70    75-90      91       92       93        94-OVER
--------------------------------------------------------------------------------
    %:       115%    105%     104%     103%     102%         101%
--------------------------------------------------------------------------------
*    For the then-current policy year.


For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix III: Calculating the alternate death benefit" later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix III: Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.


OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a Living Benefits Rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" later in this prospectus. Under the Long Term Care Services(SM) Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."
--------------------------------------------------------------------------------
You can request a change in your death benefit option from Option B any time after the fifth year of the policy or from Option A any time after the second year of the policy and before the policy anniversary nearest to the insured's 121st birthday.
--------------------------------------------------------------------------------
CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy account value at the time of the change. If you change from Option A to Option B, we will automatically reduce your base policy's face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option A to Option B any time after the second policy year or from Option B to Option A any time after the fifth policy year. Any request to change an Option must occur before the policy anniversary nearest the insured's 121st birthday.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above. See "Alternative higher death benefit in certain cases" earlier in this section.



                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS  14

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the attained age 120, (b) if the paid up death benefit guarantee is in effect, or
(c) your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under your policy while the Long Term Care Services(SM) Rider is in effect. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum issue age for a face amount increase as described in their policy (or age 71 if the Enhanced No Lapse Guarantee Rider is in effect); or (ii) while the Long Term Care Services(SM) Rider, or the Cash Value Plus Rider is in effect. Further, if the underwriting class for the insured person is changed after issue, the maximum age at which the insured person may apply for a face amount increase will be the maximum issue age for the underwriting class for the insured person at the time the increase is requested (which may be different than it was previously). We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.


In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional ten-year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See "Risk/benefit summary: Charges and expenses you will pay."


If you elect the MSO, the same conditions as described above for a face amount increase will apply while any Segment is in effect. However, the Charge Reserve Amount will be recalculated on the effective date of the requested face amount increase so that the amount in the Unloaned GIO is sufficient to cover the estimated monthly deductions for the policy during the longest remaining Segment Term. If the Charge Reserve Amount requirement is not satisfied, the requested Face Amount Increase will be declined. Please see "About the Market Stabilizer Option(R)" later in this prospectus for a more detailed explanation about when the Charge Reserve Amount may be insufficient and the provisions and terms used for the MSO.

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.



ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term


15  RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

Care Services(SM) Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider. See "Making withdrawals from your policy" later in this prospectus for more information.


If you elected the MSO, different procedures and restrictions apply to withdrawals. See "Withdrawals" under "About the Market Stabilizer Option(R)" later in this prospectus for additional information about withdrawals if you elected the MSO.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY AND THE MARKET STABILIZER OPTION(R)

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no lapse guarantee, paid up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

o If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any Loan Extension Endorsement you may have.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus ..

o You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.


MSO RISK FACTORS

There are risks associated with some features of the Market Stabilizer
Option(R):


o There is a risk of a substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index performance that exceeds -25%.

o Your Index-Linked Return is also limited by the Growth Cap Rate, which could cause your Index-Linked Return to be lower than it would otherwise be if you participated in the full performance of the S&P 500 Price Return index.

o You will not know what the Growth Cap Rate is before the Segment starts. Therefore, you will not know in advance the upper limit on the return that may be credited to your investment in a Segment.

o Negative consequences apply if, for any reason, amounts you have invested in a Segment are removed before the Segment Maturity Date. Specifically, with respect to the amounts removed early, you would (1) forfeit any positive Index performance and (2) be subject to an Early Distribution Adjustment that exposes you to a risk of potentially substantial loss of principal. This exposure is designed to be consistent with the treatment of losses on amounts held to the Segment Maturity Date. EVEN WHEN THE INDEX PERFORMANCE HAS BEEN POSITIVE, THE EDA WILL CAUSE YOU TO LOSE SOME PRINCIPAL ON AN EARLY REMOVAL.

      -- The following types of removals of account value from a Segment will result in the above-mentioned consequences to you, if the removals occur prior to the Segment Maturity Date: (a) a surrender of your policy; (b) a loan from your policy; (c) a distribution in order to enable your policy to continue to qualify as life insurance under the federal tax laws; (d) certain distributions in connection with the exercise of a rider available under your policy; and (e) a charge or unpaid policy loan interest that we deduct from your Segment Account Value because the Charge Reserve Amount and other funds are insufficient to cover them in their entirety. The Charge Reserve Amount may become insufficient because of policy changes that you request, additional premium payments, investment performance, policy loans, policy partial withdrawals from other investment options besides the MSO, and any increases we make in current charges for the policy (including for the MSO and optional riders).

      -- Certain of the above types of early removals can occur (and thus result in penalties to you) without any action on your part. Examples include (i) certain distributions we might make from your Segment Account Value to enable your policy to continue to qualify as life insurance and (ii) deductions we might make from your Segment Account Value to pay charges if the Charge Reserve Amount becomes insufficient.

      -- Any applicable EDA will generally be affected by changes in both the volatility and level of the S&P 500 Price Return index. Any EDA applied to any Segment Account Value is linked to the estimated value of a put option on the S&P 500


                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS  16

            Price Return index as described in "About the Market Stabilizer Option(R)" later in this prospectus. The estimated value of the put option and, consequently, the amount of the EDA will generally be higher after increases in market volatility or after the Index experiences a negative return following the Segment Start Date.


            o Once policy account value is in a Segment, you cannot transfer out of a Segment. You can only make withdrawals out of a Segment if you surrender your policy. This would result in the imposition of any applicable surrender charges and EDAs.

            o We may not offer new Segments so there is also the possibility that a Segment may not be available for a Segment Renewal at the end of your Segment Term(s).

            o We also reserve the right to substitute an alternative index for the S&P 500 Price Return index, which could reduce the Growth Cap Rates we can offer.

            o No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

            o The amounts required to be maintained in the Unloaned GIO for the Charge Reserve Amount during the Segment Term may earn a return that is less than the return you might have earned on those amounts in another investment option had you not invested in a Segment.


Please see "About the Market Stabilizer Option(R)" later in this prospectus for more detailed information about this investment option.



HOW THE INCENTIVE LIFE OPTIMIZER(R) II VARIABLE LIFE INSURANCE POLICY IS
AVAILABLE

Incentive Life Optimizer(R) II is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see "Tax information" for more information. Incentive Life Optimizer(R) II is available for issue ages 0 to 85.


17  RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. WHO IS AXA EQUITABLE?



--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

--------------------------------------------------------------------------------
BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------


Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.


--------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com

--------------------------------------------------------------------------------
 BY FAX:
--------------------------------------------------------------------------------
1-704-540-9714

--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------

You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)   request for our asset rebalancing service; and

(3)   designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)   policy surrenders;

(b)   transfers among investment options;

(c)   changes in allocation percentages for premiums and deductions;

(d)   electing the paid up death benefit guarantee; and

(e)   electing the MSO and any MSO transactions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different),


                                                       WHO IS AXA EQUITABLE?  18
your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life Optimizer(R) II invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


ABOUT SEPARATE ACCOUNT NO. 67

Amounts allocated to the MSO are held in a "non-unitized" separate account we have established under the New York Insurance Law. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. These assets are also available to the insurer's general creditors and an owner should look to the financial strength of AXA Equitable for its claims-paying ability. We guarantee all benefits relating to your value in the MSO, regardless of whether assets supporting the MSO are held in a separate account or our general account.

Our current plans are to invest separate account assets in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues. Futures, options and interest rate swaps may be used for hedging purposes.


Although the above generally describes our plans for investing the assets supporting our obligations under MSO, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws.


YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.


Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.


VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we



19  WHO IS AXA EQUITABLE?

receive from holders of Incentive Life Optimizer(R) II and other policies that Separate Account FP supports.



                                                       WHO IS AXA EQUITABLE?  20

4. ABOUT THE PORTFOLIOS OF THE TRUSTS



--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Strategic Allocation Series Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Series Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Series Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Strategic Allocation Series Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio.



PORTFOLIOS OF THE TRUSTS



------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST -
CLASS B SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE            Seeks long-term growth of capital.                     o   AllianceBernstein L.P.
 EQUITY
                                                                                          o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   ClearBridge Advisors, LLC

                                                                                          o   Goodman & Co. NY Ltd.

                                                                                          o   Legg Mason Capital Management, Inc.

                                                                                          o   Marsico Capital Management, LLC

                                                                                          o   T. Rowe Price Associates, Inc.

                                                                                          o   Westfield Capital Management Company,
                                                                                              L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND             Seeks a balance of high current income and capital     o   BlackRock Financial Management, Inc.
                                   appreciation, consistent with a prudent level of risk.
                                                                                          o   Pacific Investment Management Company
                                                                                              LLC

                                                                                          o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


21 ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST -
CLASS B SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL         Seeks long-term growth of capital.                     o   AllianceBernstein L.P.
 EQUITY
                                                                                          o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   BlackRock Investment Management, LLC

                                                                                          o   JPMorgan Investment Management Inc.

                                                                                          o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP             Seeks long-term growth of capital.                     o   AllianceBernstein L.P.
 CORE EQUITY
                                                                                          o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   Janus Capital Management, LLC

                                                                                          o   Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP             Seeks long-term growth of capital.                     o   AllianceBernstein L.P.
 VALUE
                                                                                          o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   Institutional Capital LLC

                                                                                          o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP               Seeks long-term growth of capital.                     o   AllianceBernstein L.P.
 GROWTH
                                                                                          o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   BlackRock Investment Management, LLC

                                                                                          o   Franklin Advisers, Inc.

                                                                                          o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE         Seeks long-term growth of capital.                     o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   BlackRock Investment Management, LLC

                                                                                          o   Diamond Hill Capital Management, Inc.

                                                                                          o   Knightsbridge Asset Management, LLC

                                                                                          o   Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR          Seeks high total return through a combination of       o   Pacific Investment Management Company
 BOND                              current income and capital appreciation.                   LLC

                                                                                          o   Post Advisory Group, LLC

                                                                                          o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP             Seeks long-term growth of capital.                     o   AXA Equitable Funds Management Group,
 GROWTH                                                                                       LLC

                                                                                          o   BlackRock Investment Management, LLC

                                                                                          o   Morgan Stanley Investment Management
                                                                                              Inc.

                                                                                          o   NorthPointe Capital, LLC

                                                                                          o   Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------


                                           ABOUT THE PORTFOLIOS OF THE TRUSTS 22

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST -
CLASS B SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP             Seeks long-term growth of capital.                     o   AXA Equitable Funds Management Group,
 VALUE                                                                                        LLC

                                                                                          o   BlackRock Investment Management, LLC

                                                                                          o   Franklin Advisory Services, LLC

                                                                                          o   Horizon Asset Management, Inc.

                                                                                          o   Pacific Global Investment Management
                                                                                              Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY            Seeks long-term growth of capital.                     o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   RCM Capital Management, LLC

                                                                                          o   SSgA Funds Management, Inc.

                                                                                          o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION               Seeks long-term capital appreciation and current       o   AXA Equitable Funds Management Group,
                                   income.                                                    LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY              Seeks long-term capital appreciation and current       o   AXA Equitable Funds Management Group,
                                   income                                                     LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH            Seeks current income and growth of capital, with a     o   AXA Equitable Funds Management Group,
 STRATEGY                          greater emphasis on current income.                        LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY          Seeks a high level of current income.                  o   AXA Equitable Funds Management Group,
                                                                                              LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY                Seeks long-term capital appreciation and current       o   AXA Equitable Funds Management Group,
                                   income, with a greater emphasis on capital                 LLC
                                   appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH                Seeks long-term capital appreciation and current       o   AXA Equitable Funds Management Group,
 STRATEGY                          income, with a greater emphasis on current income.         LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400           Seeks to achieve long-term growth of capital with an   o   AllianceBernstein L.P.
                                   emphasis on risk-adjusted returns and lower volatility
                                   over a full market cycle relative to traditional       o   AXA Equitable Funds Management Group,
                                   equity funds and equity market indexes, by investing       LLC
                                   in a combination of long and short positions on equity
                                   securities of mid-capitalization companies, including  o   BlackRock Investment Management, LLC
                                   securities in the Standard & Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500           Seeks to achieve long-term growth of capital with an   o   AllianceBernstein L.P.
                                   emphasis on risk-adjusted returns and lower volatility
                                   over a full market cycle relative to traditional       o   AXA Equitable Funds Management Group,
                                   equity funds and equity market indexes, by investing       LLC
                                   in a combination of long and short positions on equity
                                   securities of large-capitalization companies,          o   BlackRock Investment Management, LLC
                                   including securities in the Standard & Poor's 500
                                   Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000          Seeks to achieve long-term growth of capital with an   o   AllianceBernstein L.P.
                                   emphasis on risk-adjusted returns and lower volatility
                                   over a full market cycle relative to traditional       o   AXA Equitable Funds Management Group,
                                   equity funds and equity market indexes, by investing       LLC
                                   in a combination of long and short positions on
                                   equity securities of small-capitalization companies,   o   BlackRock Investment Management, LLC
                                   including securities in the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------


23 ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER               Seeks to achieve long-term growth of capital with an   o   AllianceBernstein L.P.
 INTERNATIONAL                     emphasis on risk-adjusted returns and lower volatility
                                   over a full market cycle relative to traditional       o   AXA Equitable Funds Management Group,
                                   equity funds and equity market indexes, by investing       LLC
                                   in a combination of long and short positions on
                                   equity securities of foreign companies, including      o   BlackRock Investment Management, LLC
                                   securities in the Morgan Stanley Capital International
                                   EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX
                                   50 Index, FTSE 100 Index and the Tokyo Stock
                                   Price Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL         Seeks to achieve long-term growth of capital.          o   AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE           Seeks to achieve capital appreciation and secondarily, o   BlackRock Investment Management, LLC
 EQUITY                            income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY          Seeks a combination of growth and income to achieve an o   Boston Advisors, LLC
 INCOME                            above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY                Seeks to achieve long-term capital appreciation.       o   Bridgeway Capital Management, Inc.
 RESPONSIBLE
                                                                                          o   Calvert Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH         Seeks to achieve long-term growth of capital.          o   Capital Guardian Trust Company
 (1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN                Seeks to achieve long-term growth of capital.          o   Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX              Seeks to achieve a total return before expenses that   o   AllianceBernstein L.P.
                                   approximates the total return performance of the
                                   Russell 3000 Index, including reinvestment of
                                   dividends, at a risk level consistent with that of
                                   the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX                 Seeks to achieve a total return before expenses that   o   SSgA Funds Management, Inc.
                                   approximates the total return performance of the
                                   Barclays Capital Intermediate U.S. Government/Credit
                                   Index, including reinvestment of dividends, at a risk
                                   level consistent with that of the Barclays Capital
                                   Intermediate U.S. Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                Seeks to achieve a total return before expenses that   o   AllianceBernstein L.P.
                                   approximates the total return performance of the S&P
                                   500 Index, including reinvestment of dividends, at a
                                   risk level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS              Seeks to achieve long-term growth of capital.          o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   BlackRock Capital Management, Inc.

                                                                                          o   BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND               Seeks to achieve capital appreciation.                 o   GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY             Seeks to maximize capital appreciation.                o   GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS                Seeks to achieve capital growth and current income.    o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   BlackRock Investment Management, LLC

                                                                                          o   First International Advisors, LLC

                                                                                          o   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                           ABOUT THE PORTFOLIOS OF THE TRUSTS 24

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR             Seeks to achieve long-term capital appreciation.       o   AXA Equitable Funds Management Group,
 EQUITY                                                                                       LLC

                                                                                          o   BlackRock Investment Management, LLC

                                                                                          o   Morgan Stanley Investment Management
                                                                                              Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT         Seeks to achieve a total return before expenses that   o   SSgA Funds Management, Inc.
 BOND INDEX                        approximates the total return performance of the
                                   Barclays Capital Intermediate U.S. Government Bond
                                   Index, including reinvestment of dividends, at a risk
                                   level consistent with that of the Barclays Capital
                                   Intermediate U.S. Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS         Seeks to achieve long-term growth of capital.          o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   BlackRock Investment Management, LLC

                                                                                          o   Hirayama Investments, LLC

                                                                                          o   Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL                   Seeks to achieve a total return (before expenses) that o   AllianceBernstein L.P.
 EQUITY INDEX(2)                   approximates the total return performance of a compos-
                                   ite index comprised of 40% Dow Jones EURO STOXX 50
                                   Index, 25% FTSE 100 Index,25% TOPIX Index, and 10%
                                   S&P/ASX 200 Index, including reinvestment of
                                   dividends, at a risk level consistent with that of
                                   the composite index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS        Seeks to provide current income and long-term growth   o   AXA Equitable Funds Management Group,
                                   of income, accompanied by growth of capital.               LLC

                                                                                          o   BlackRock Investment Management, LLC

                                                                                          o   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE                  Seeks to achieve long-term capital appreciation.       o   J.P. Morgan Investment Management
 OPPORTUNITIES                                                                                Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS             Seeks to achieve long-term growth of capital with a    o   AXA Equitable Funds Management Group,
                                   secondary objective to seek reasonable current income.     LLC
                                   For purposes of this Portfolio, the words "reasonable
                                   current income" mean moderate income.                  o   BlackRock Investment Management, LLC

                                                                                          o   Institutional Capital LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX          Seeks to achieve a total return before expenses that   o   AllianceBernstein L.P.
                                   approximates the total return performance of the
                                   Russell 1000 Growth Index, including reinvestment of
                                   dividends at a risk level consistent with that of the
                                   Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS           Seeks to provide long-term capital growth.             o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   BlackRock Investment Management, LLC

                                                                                          o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX           Seeks to achieve a total return before expenses that   o   SSgA Funds Management, Inc.
                                   approximates the total return performance of the
                                   Russell 1000 Value Index, including reinvestment of
                                   dividends, at a risk level consistent with that of
                                   the Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS            Seeks to achieve long-term growth of capital.          o   AllianceBernstein L.P.

                                                                                          o   AXA Equitable Funds Management Group,
                                                                                              LLC
------------------------------------------------------------------------------------------------------------------------------------


25 ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND          Seeks to achieve capital appreciation and growth of    o   Lord, Abbett & Co. LLC
 INCOME (1)                        income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP           Seeks to achieve capital appreciation and growth of    o   Lord, Abbett & Co. LLC
 CORE                              income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL               Seeks to achieve capital appreciation.                 o   MFS Investment Management
 GROWTH(3)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                   Seeks to achieve a total return before expenses that   o   SSgA Funds Management, Inc.
                                   approximates the total return performance of the S&P
                                   Mid Cap 400 Index, including reinvestment of
                                   dividends, at a risk level consistent with that of
                                   the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS              Seeks to achieve long-term capital appreciation.       o   AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                          o   BlackRock Investment Management, LLC

                                                                                          o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                    Seeks to obtain a high level of current income,        o   The Dreyfus Corporation
                                   preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL               Seeks to achieve capital appreciation.                 o   Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP          Seeks to achieve capital growth.                       o   Morgan Stanley Investment Management
 GROWTH                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND          Seeks to generate a return in excess of traditional    o   Pacific Investment Management
                                   money market products while maintaining an emphasis        Company, LLC
                                   on preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS               Seeks to achieve high current income consistent with   o   AllianceBernstein L.P.
                                   moderate risk to capital.
                                                                                          o   AXA Equitable Funds Management Group,
                                                                                              LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX             Seeks to replicate as closely as possible (before the  o   AllianceBernstein L.P.
                                   deduction of Portfolio expenses) the total return of
                                   the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH            Seeks to achieve long-term capital appreciation and    o   T. Rowe Price Associates, Inc.
 STOCK                             secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME           Seeks to achieve total return through capital          o   UBS Global Asset Management (Americas)
                                   appreciation with income as a secondary consideration.     Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK             Seeks to achieve capital growth and income.            o   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA               Seeks to achieve long-term capital growth.             o   Wells Capital Management, Inc.
 GROWTH (4)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL           The fund's investment objective is total return        o   Invesco Advisers, Inc.
 ESTATE FUND                       through growth of capital and current income.
                                                                                          o   Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL         The fund's investment objective is long-term growth of o   Invesco Advisers, Inc.
 GROWTH FUND                       capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE          The fund's investment objective is long-term growth of o   Invesco Advisers, Inc.
 EQUITY FUND                       capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY      The fund's investment objective is long-term growth of o   Invesco Advisers, Inc.
 FUND                              capital.
------------------------------------------------------------------------------------------------------------------------------------


                                           ABOUT THE PORTFOLIOS OF THE TRUSTS 26

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP        The fund seeks long-term capital growth.               o   American Century Investment
 VALUE FUND                        Income is a secondary objective.                           Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) - SERVICE CLASS 2                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)      Seeks long-term capital appreciation.                  o   Fidelity Management and Research
 PORTFOLIO                                                                                    Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME    Seeks high total return through a combination of       o   Fidelity Management & Research Company
 PORTFOLIO                         current income and capital appreciation.                   (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP            Seeks long-term growth of capital.                     o   Fidelity Management & Research Company
 PORTFOLIO                                                                                    (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST - CLASS 2                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS          Seeks long-term capital appreciation, with             o   Franklin Advisory Services, LLC
 SECURITIES FUND                   preservation of capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE           Seeks long-term total return.                          o   Franklin Advisory Services, LLC
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME          The Fund's principal investment goal is to earn a high o   Franklin Advisers, Inc.
 SECURITIES FUND                   level of current income. Its secondary goal is long-
                                   term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES           The Fund's principal investment goal is capital        o   Franklin Mutual Advisers, LLC
 FUND                              appreciation. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING               Seeks long-term capital appreciation.                  o   Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND              Seeks high current income, consistent with             o   Franklin Advisers, Inc.
 SECURITIES FUND                   preservation of capital. Capital appreciation is a
                                   secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES        The Fund's investment goal is long-term                o   Templeton Global Advisors Limited
 FUND                              capital growth.
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST - SERVICE SHARES                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP          Seeks long-term capital appreciation.                  o   Goldman Sachs Asset Management, L.P.
 VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY               Seeks to provide long-term capital                     o   Waddell & Reed Investment Management
                                   appreciation.                                              Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH       Seeks to provide growth of your investment.            o   Waddell & Reed Investment Management
                                                                                              Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP            Seeks growth of capital.                               o   Waddell & Reed Investment Management
 GROWTH                                                                                       Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING         Seeks long-term capital appreciation.                  o   Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE         The fund's investment objective is to seek             o   Massachusetts Financial Services
 PORTFOLIO                         capital appreciation.                                      Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to seek             o   Massachusetts Financial Services
 SERIES                            capital appreciation.                                      Company
------------------------------------------------------------------------------------------------------------------------------------


27 ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES      The fund's investment objective is to seek             o   Massachusetts Financial Services
                                   capital appreciation.                                      Company
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                          Seeks maximum real return consistent with prudent      o   Pacific Investment Management Company
 COMMODITYREALRETURN(R)            investment management.                                     LLC
 STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN              Seeks maximum real return, consistent with             o   Pacific Investment Management Company
 STRATEGY PORTFOLIO                preservation of real capital and prudent investment        LLC
                                   management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN             Seeks maximum total return, consistent with            o   Pacific Investment Management Company
 PORTFOLIO                         preservation of capital and prudent investment             LLC
                                   management.
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME        Seeks to provide substantial dividend income as well   o   T. Rowe Price Associates, Inc.
 PORTFOLIO - II                    as long-term growth of capital through investments in
                                   the common stocks of established companies.
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD            Seeks long-term capital appreciation by investing      o   Van Eck Associates Corporation
 ASSETS FUND                       primarily in "hard asset" securities. Income is a
                                   secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------



(1) Effective on or about May 19, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.



--------------------------------------------------------------------------------
  REPLACED (CURRENT) PORTFOLIO                  SURVIVING/NEW PORTFOLIO
--------------------------------------------------------------------------------
  EQ/Capital Guardian Growth                    EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------
  EQ/Lord Abbett Growth and Income              EQ/Large Cap Value Index
--------------------------------------------------------------------------------




(2) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 777-6510.



                                           ABOUT THE PORTFOLIOS OF THE TRUSTS 28

5. ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)



--------------------------------------------------------------------------------


We offer a Market Stabilizer Option(R) that provides a rate of return tied to the performance of the S&P 500 Price Return Index.


DEFINITIONS

CHARGE RESERVE AMOUNT -- A minimum amount of policy account value in the Unloaned GIO that you are required to maintain in order to approximately cover the estimated monthly charges for the policy (including, but not limited to, the policy's monthly cost of insurance charge, the policy's monthly administrative charge, the policy's monthly mortality and expense risk charge, the MSO's monthly Variable Index Segment Account Charge and any monthly optional rider charges) during the Segment Term. The Charge Reserve Amount will be determined on each Segment Start Date as an amount projected to be sufficient to cover all of the policy's monthly deductions during the Segment Term, assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account and that no policy changes or additional premium payments are made. The Charge Reserve Amount will be reduced by each subsequent monthly deduction (but not to less than zero). THERE IS NO REQUIREMENT TO MAINTAIN A CHARGE RESERVE AMOUNT IF YOU ARE NOT IN A SEGMENT. Please see "Segments" later in this section for more information about the investment options from which account value could be transferred to the Unloaned GIO on a Segment Start Date (or the effective date of a requested face amount increase) in order to meet this requirement.

DOWNSIDE PROTECTION (ALSO REFERRED TO IN YOUR POLICY AS THE "SEGMENT LOSS ABSORPTION THRESHOLD RATE") -- This is your protection against negative performance of the S&P 500 Price Return index for a Segment held until its Segment Maturity Date. It is currently -25%. THE DOWNSIDE PROTECTION IS SET ON THE SEGMENT START DATE AND ANY DOWNSIDE PROTECTION IN EXCESS OF -25%, WILL BE SET AT AXA EQUITABLE'S SOLE DISCRETION. However, the Downside Protection will not change during a Segment Term and at least -25% of Downside Protection will always be provided when a Segment is held until the Segment Maturity Date.

EARLY DISTRIBUTION ADJUSTMENT ("EDA," MAY ALSO BE REFERRED TO IN YOUR POLICY AS THE "MARKET VALUE ADJUSTMENT") -- The EDA is an adjustment that we make to your Segment Account Value, before a Segment matures, in the event you surrender your policy, take a loan from a Segment or if we should find it necessary to make deductions for monthly charges or any other distribution from a Segment. (Such other distributions would include any distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law, any unpaid loan interest, or any distribution in connection with the exercise of a rider available under your policy.) An EDA that is made will cause you to lose principal, through the application of a Put Option Factor, and that loss could be substantial. However, because of a pro rata refund of certain charges already paid that is included in the EDA , the net effect of the EDA will not always result in the reduction of principal. The EDA will usually result in a reduction in your Segment Account Value and your other policy values. Therefore, you should give careful consideration before taking any early loan or surrender, or allowing the value in your other investment options to fall so low that we must make any monthly deduction from a Segment. Please see "Early Distribution Adjustment" later in this section for more information.

GROWTH CAP RATE -- The maximum rate of return that will be applied to a Segment Account Value. THE GROWTH CAP RATE IS SET FOR EACH SEGMENT ON THE SEGMENT START DATE. WHILE THE GROWTH CAP RATE IS SET AT THE AXA EQUITABLE'S SOLE DISCRETION, the Growth Cap Rate will not change during a Segment Term and the Growth Cap Rate will always be at least 6%.

INDEX -- The S&P 500 Price Return index, which is the S&P 500 index excluding dividends. This index includes 500 leading companies in leading industries in the U.S. economy.

INDEX PERFORMANCE RATE -- The Index Performance Rate measures the percentage change in the Index during a Segment Term for each Segment. If the Index is discontinued or if the calculation of the Index is substantially changed, we reserve the right to substitute an alternative index. We also reserve the right to choose an alternative index at our discretion. Please see "Change in Index" for more information.

The Index Performance Rate is calculated by ((b) divided by (a)) minus one, where:

(a) is the value of the Index at the close of business on the Segment Start Date, and

(b) is the value of the Index at the close of business on the Segment Maturity Date.

We determine the value of the Index at the close of business, which is the end of a business day. Generally, a business day is any day the New York Stock Exchange is open for trading. If the New York Stock Exchange is not open for trading or if the Index value is, for any other reason, not published on the Segment Start Date or a Segment Maturity Date, the value of the Index will be determined as of the end of the most recent preceding business day for which the Index value is published.

INDEX-LINKED RATE OF RETURN -- The rate of return we apply to calculate the Index-Linked Return which is based on the Index Performance Rate adjusted to reflect the Growth Cap Rate and protection against negative performance. Therefore, if the performance of the Index is zero or positive, we will apply that performance up to the Growth Cap Rate. If the performance of the Index is negative, we will apply performance of zero unless the decline in the performance of the Index is below -25% in which case negative performance in excess of -25% will apply. Please see the chart under "Index-Linked Return" for more information.

INDEX-LINKED RETURN -- The amount that is applied to the Segment Account Value on the Segment Maturity Date that is equal to that Segment's Index-Linked Rate of Return multiplied by the Segment Account Value on the Segment Maturity Date. The Index-Linked Return may be positive, negative or zero. The Indexed-Linked Return is only applied to amounts that remain in a Segment Account Value until the Segment Maturity Date. For example, a surrender of your policy before Segment maturity will eliminate any Index-Linked Return and be subject to an Early Distribution Adjustment.



29 ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)

INITIAL SEGMENT ACCOUNT -- The amount initially transferred to a Segment from the MSO Holding Account on its Segment Start Date, net of:

(a)   the Variable Index Benefit Charge (see "Charges" later in this section)

     and

(b) the amount, if any, that may have been transferred from the MSO Holding Account to the Unloaned GIO to cover the Charge Reserve Amount (see "Charge Reserve Amount" later in this section). Such a transfer would be made from the MSO Holding Account to cover the Charge Reserve Amount only
      (1) if you have given us instructions to make such a transfer or (2) in the other limited circumstances described under "Segments" later in this section.

MSO HOLDING ACCOUNT -- This is a portion of the EQ/Money Market variable investment option that holds amounts designated by the policy owner for investment in the MSO prior to any transfer into the next available new Segment.

SEGMENT -- The portion of your total investment in the MSO that is associated with a specific Segment Start Date. You create a new Segment each time an amount is transferred from the MSO Holding Account into a Segment Account.

SEGMENT ACCOUNT VALUE (ALSO REFERRED TO IN YOUR POLICY AS THE "SEGMENT ACCOUNT") -- The amount of an Initial Segment Account subsequently reduced by any monthly deductions, policy loans and unpaid loan interest, and distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law, which are allocated to the Segment. Any such reduction in the Segment Account Value prior to its Segment Maturity Date will result in a corresponding Early Distribution Adjustment, which will cause you to lose principal, and that loss could be substantial. The Segment Account Value is used in determining policy account values, death benefits, and the net amount at risk for monthly cost of insurance calculations of the policy and the new base policy face amount associated with a requested change in death benefit option.

For example, if you put $1,000 into the MSO Holding Account, $992.50 would go into a Segment. This amount represents the Initial Segment Account. The Segment Account Value represents the value in the Segment which gets reduced by any deductions allocated to the Segment, with corresponding EDAs, through the course of the Segment Term. The Segment Distribution Value represents what you would receive upon surrendering the policy and reflects the EDA upon surrender.


SEGMENT DISTRIBUTION VALUE (ALSO REFERRED TO IN YOUR POLICY AS THE "SEGMENT VALUE") -- This is the Segment Account Value minus the Early Distribution Adjustment that would apply on a full surrender of that Segment at any time prior to the Segment Maturity Date. Segment Distribution Values will be used in determining policy value available to cover monthly deductions, proportionate surrender charges for requested face amount reductions, and other distributions; cash surrender values and maximum loan values subject to any applicable base policy surrender charge. They will also be used in determining whether any outstanding policy loan and accrued loan interest exceeds the policy account value.

SEGMENT MATURITY DATE -- The date on which a Segment Term is completed and the Index-Linked Return for that Segment is applied to a Segment Account Value.

SEGMENT MATURITY VALUE -- This is the Segment Account Value adjusted by the Index-Linked Return for that Segment.

SEGMENT START DATE -- The Segment Start Date is the day on which a Segment is created.

SEGMENT TERM -- The duration of a Segment. The Segment Term for each Segment begins on its Segment Start Date and ends on its Segment Maturity Date one year later. We are currently only offering Segment Terms of approximately one year. We may offer different durations in the future.


DESCRIPTION OF THE MARKET STABILIZER OPTION(R)


MSO HOLDING ACCOUNT

The amount of each transfer or loan repayment you make to the MSO, and the balance of each premium payment you make to the MSO after any premium charge under your base policy has been deducted, will first be placed in the MSO Holding Account. The MSO Holding Account is a portion of the regular EQ/Money Market variable investment option that will hold amounts allocated to the MSO until the next available Segment Start Date. The MSO Holding Account has the same rate of return as the EQ/Money Market variable investment option. We currently plan on offering new Segments on a monthly basis but reserve the right to offer them less frequently or to stop offering them or to suspend offering them temporarily.

Before any account value is transferred into a Segment, you can transfer amounts from the MSO Holding Account into other investment options available under your policy at any time subject to any transfer restrictions within your policy. You can transfer into and out of the MSO Holding Account at any time up to and including the Segment Start Date provided your transfer request is received at our administrative office by such date. For example, you can transfer policy account value into the MSO Holding Account on the 3rd Friday of June, 2011. That policy account value would transfer into the Segment starting on that date, subject to the conditions mentioned earlier. You can also transfer policy account value out of the MSO Holding Account before the end of the business day on the Segment Start Date and that account value would not be swept into the Segment starting on that date. Please refer to the "How to reach us" section under "Who is AXA Equitable?" earlier in this prospectus for more information regarding contacting us and communicating your instructions. We also have specific forms that we recommend you use for electing the MSO and any MSO transactions.

On the Segment Start Date, account value in the MSO Holding Account, excluding charges and any account value transferred to cover the Charge Reserve Amount, will be transferred into a Segment if all requirements and limitations are met that are discussed under "Segments" immediately below.


SEGMENTS

Each Segment will have a Segment Start Date of the 3rd Friday of each calendar month and will have a Segment Maturity Date on the 3rd Friday of the same calendar month in the succeeding calendar year.

In order for any amount to be transferred from the MSO Holding Account into a new Segment on a Segment Start Date, all of the following conditions must be met on that date:



ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS
                                                                 TO THE MSO)  30

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(1)   The Growth Cap Rate for that Segment must be equal to or greater than your minimum Growth Cap Rate (Please see "Growth Cap Rate" later in this section).

(2) There must be sufficient account value available within the Unloaned GIO and the variable investment options including the MSO Holding Account to cover the Charge Reserve Amount as determined by us on such date (Please see "Charge Reserve Amount" later in this section).

(3) The Growth Cap Rate must be greater than the sum of the annual interest rate we are currently crediting on the Unloaned GIO ("A"), the Variable Index Benefit Charge rate ("B"), the annualized monthly Variable Index Segment Account Charge rate ("C") and the current annualized monthly mortality and expense risk charge rate ("D"). The Growth Cap Rate must be greater than (A+B+C+D). This is to ensure that the highest possible rate of return that could be received in a Segment after these charges (B+C+D) have been considered exceeds the interest crediting rate currently being offered in the Unloaned GIO.

(4) It must not be necessary, as determined by us on that date, for us to make a distribution from the policy during the Segment Term in order for the policy to continue to qualify as life insurance under applicable tax law.

(5) The total amount allocated to your Segments under your policy on that date must be less than any limit we may have established.

If there is sufficient policy account value in the Unloaned GIO to cover the Charge Reserve Amount, then no transfers from other investment options to the Unloaned GIO will need to be made. If there is insufficient value in the Unloaned GIO to cover the Charge Reserve Amount and we do not receive instructions from you specifying the investment options from which we should transfer the account value to the Unloaned GIO to meet Charge Reserve Amount requirements at the Segment Start Date, or the transfer instructions are not possible due to insufficient funds, then the required amount will be transferred proportionately from your variable investment options including the MSO Holding Account.

If after any transfers there would be an insufficient amount in the Unloaned GIO to cover the Charge Reserve Amount or the Growth Cap Rate for the next available Segment does not qualify per your minimum Growth Cap Rate instructions and the conditions listed above, then your amount in the MSO Holding Account will remain there until we receive further instruction from you. We will mail you a notice informing you that your account value did or did not transfer from the MSO Holding Account into a Segment. These notices are mailed on or about the next business day after the applicable Segment Start Date.


SEGMENT MATURITY

Near the end of the Segment Term, we will notify you between 15 and 45 days before the Segment Maturity Date that a Segment is about to mature. At that time, you may choose to have all or a part of:

(a)   the Segment Maturity Value rolled over into the MSO Holding Account

(b) the Segment Maturity Value transferred to the variable investment options available under your policy

(c)   the Segment Maturity Value transferred to the Unloaned GIO.

If we do not receive your transfer instructions before the Segment Maturity Date, your Segment Maturity Value will automatically be rolled over into the MSO Holding Account for investment in the next available Segment, subject to the conditions listed under "Segments" above.

However, if we are not offering the MSO at that time, we will transfer the Segment Maturity Value to the investment options available under your policy per your instructions or to the EQ/Money Market investment option if no instructions are received. Please see "Right to Discontinue and Limit Amounts Allocated to the MSO" for more information. Although, under the policy, we reserve the right to apply a transfer charge up to $25 for each transfer among your investment options there will be no transfer charges for any of the transfers discussed in this section.


GROWTH CAP RATE

By allocating your account value to the MSO, you can participate in the performance of the Index up to the applicable Growth Cap Rate that we declare on the Segment Start Date.

Please note that this means you will not know the Growth Cap Rate for a new Segment until after the account value has been transferred from the MSO Holding Account into the Segment and you are not allowed to transfer the account value out of a Segment before the Segment Maturity Date. Please see "Transfers" below.

Each Segment is likely to have a different Growth Cap Rate. However, the Growth Cap Rate will never be less than 6%.

Your protection against negative performance for a Segment held until its Segment Maturity Date is currently -25% ("Downside Protection" also referred to in your policy as the "Segment Loss Absorption Threshold Rate"). We reserve the right, for new Segments, to increase your Downside Protection against negative performance. For example, if we were to adjust the Downside Protection for a Segment to -100%, the Index-Linked Rate of Return for that Segment would not go below 0%. Please note that any increase in the protection against negative performance would likely result in a lower Growth Cap Rate than would otherwise apply. We will provide notice between 15 and 45 days before any change in the Downside Protection is effective. Any change would only apply to new Segments started after the effective date of the change, which (coupled with the 15-45 day notice we will give) will afford you the opportunity to decline to participate in any Segment that reflects a change in the Downside Protection.

THE GROWTH CAP RATE AND DOWNSIDE PROTECTION ARE SET AT THE COMPANY'S SOLE DISCRETION. However, the Growth Cap Rate can never be less than 6% and we may only increase your Downside Protection from the current -25%.

As part of your initial instructions in selecting the MSO, you will specify what your minimum acceptable Growth Cap Rate is for a Segment. You may specify a minimum Growth Cap Rate from 6% to 10%. If the Growth Cap Rate we set, on the Segment Start Date, is below the minimum you specified then the account value will not be transferred from the MSO Holding Account into that Segment. If you do not specify a minimum Growth Cap Rate then your minimum Growth Cap Rate will be set at 6%. In addition, for account value to transfer into a Segment from the MSO Holding Account, the Growth Cap Rate must be greater than the sum of the annual interest rate we are currently crediting on the Unloaned GIO ("A"), the Variable Index Benefit



31 ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)

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Charge rate ("B"), the annualized monthly Variable Index Segment Account Charge rate ("C") and the current annualized monthly mortality and expense risk charge rate ("D"). The Growth Cap Rate must be greater than (A+B+C+D).

For example, assume that the annual interest rate we are currently crediting on the Unloaned GIO were 4%, the Variable Index Benefit Charge rate were 0.75%, the annualized monthly Variable Index Segment Account charge rate were 0.65% and the annualized monthly mortality and expense risk charge rate were 0.85%. Based on those assumptions (which we provide only for illustrative purposes and will not necessarily correspond to actual rates), because these numbers total 6.25%, no amounts would be transferred into any Segment unless we declare a Growth Cap Rate that is higher than 6.25%. Please see "Index-Linked Return" later in this section for more information.

As another example, you may specify a minimum Growth Cap Rate of 8%. If we set the Growth Cap Rate at 8% or higher for a Segment then a transfer from the MSO Holding Account will be made into that new Segment provided all other requirements and conditions discussed in this section are met. If we set the Growth Cap Rate below 8% then no transfer from the MSO Holding Account will be made into that Segment. No transfer will be made until a Segment Growth Cap Rate equal to or greater than 8% is set and all requirements are met or you transfer account value out of the MSO Holding Account.


GROWTH CAP RATE AVAILABLE DURING INITIAL POLICY YEAR

If you allocate policy account value to any Segment that commences during your first policy year, our current practice is to establish a Growth Cap Rate that is at least 15%.

We may terminate or change this 15% initial year minimum Growth Cap Rate at any time; but any such change or termination would apply to you only if your policy is issued, after such modification or termination.

After this initial year 15% minimum Growth Cap Rate, the minimum Growth Cap Rate will revert back to 6%.


INDEX-LINKED RETURN

We calculate the Index-Linked Return for a Segment by taking the Index-Linked Rate of Return and multiplying it by the Segment Account Value on the Segment Maturity Date. The Segment Account Value is net of the Variable Index Benefit Charge described below as well as any monthly deductions, policy loans and unpaid interest, distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law and any corresponding Early Distribution Adjustments. The Segment Account Value does not include the Charge Reserve Amount described later in this section.





--------------------------------------------------------------------------------
 IF THE INDEX:                YOUR INDEX-LINKED RATE OF RETURN WILL BE:
--------------------------------------------------------------------------------
goes up by more than the      equal to the Growth Cap Rate
Growth Cap Rate
--------------------------------------------------------------------------------
goes up less than or equal    equal to the Index Performance Rate
to the Growth Cap Rate
--------------------------------------------------------------------------------
stays flat or goes down 25%   equal to 0%
or less
--------------------------------------------------------------------------------
goes down by more than        negative but will not reflect the first
25%                           25% of downside performance
--------------------------------------------------------------------------------



For instance, we may set the Growth Cap Rate at 15%. Therefore, if the Index has gone up 20% over your Segment Term, you will receive a 15% credit to your Segment Account Value on the Segment Maturity Date. If the Index had gone up by 13% from your Segment Start Date to your Segment Maturity Date then you would receive a credit of 13% to your Segment Account Value on the Segment Maturity Date.

If the Index had gone down 20% over the Segment Term then you would receive a return of 0% to your Segment Account Value on the Segment Maturity Date.

If the Index had gone down by 30% by your Segment Maturity Date then your Segment Account Value would be reduced by 5% on the Segment Maturity Date. The Downside Protection feature of the MSO will absorb the negative performance of the Index up to -25%.

The minimum Growth Cap Rate is 6%. However, account value will only transfer into a new Segment from the MSO Holding Account if the Growth Cap Rate is equal to or greater than your specified minimum Growth Cap Rate and meets the conditions discussed earlier in the "Growth Cap Rate" section.

In those instances where the account value in the MSO Holding Account does not transfer into a new Segment, the account value will remain in the MSO Holding Account until the next available, qualifying Segment unless you transfer the account value into the Unloaned GIO and/or other investment option available under your policy subject to any conditions and restrictions.

For instance, if we declare the Growth Cap Rate to be 6% and your specified minimum Growth Cap Rate is 6% but we are currently crediting an annual interest rate on the Unloaned GIO that is greater than or equal to 6% minus the sum of the charges (B+C+D) discussed in the Growth Cap Rate section then your account value will remain in the MSO Holding Account on the date the new Segment would have started.

As indicated above, you must transfer account value out of the MSO Holding Account into the Unloaned GIO and/or other investment options available under your policy if you do not want to remain in the MSO Holding Account.

If we declare the Growth Cap Rate to be 6% and your specified minimum Growth Cap Rate is 6% and if the sum of the charges (B+C+D) discussed in the "Growth Cap Rate" section plus the annual interest rate on the Unloaned GIO are less than 6% and all requirements are met then the net amount of the account value in the MSO Holding Account will transfer into a new Segment.

If you specified a minimum Growth Cap Rate of 10% in the above examples then account value would not transfer into a new Segment from the MSO Holding Account because the Growth Cap Rate did not meet your specified minimum Growth Cap Rate.

The Index-Linked Return is only applied to amounts that remain in a Segment until the Segment Maturity Date. For example, a surrender of your policy before Segment maturity will eliminate any Index-Linked Return and be subject to a Early Distribution Adjustment.

CHANGE IN INDEX

If the Index is discontinued or if the calculation of the Index is substantially changed, we reserve the right to substitute an alternative index. We also reserve the right to choose an alternative index at our discretion.



ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS
                                                                 TO THE MSO)  32

If we were to substitute an alternative index at our discretion, we would provide notice 45 days before making that change. The new index would only apply to new Segments. Any outstanding Segments would mature on their original Segment Maturity Dates.

With an alternative index, the Downside Protection would remain the same or greater. However, an alternative index may reduce the Growth Cap Rates we can offer. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the S&P 500 Price Return index.

If the S&P 500 Price Return index were to be discontinued or substantially changed, thereby affecting the Index-Linked Return of existing Segments, we will mature the Segments based on the most recently available closing value of the Index before it is discontinued or changed. Such maturity will be as of the date of such most recently available closing value of the Index and we will use that closing value to calculate the Index-linked Return through that date. We would apply the full Index performance to that date subject to the full Growth Cap Rate and Downside Protection. For example, if the Index was up 12% at the time we matured the Segment and the Growth Cap Rate was 8%, we would credit an 8% return to your Segment Account Value. If the Index was down 30% at the time we matured the Segment, we would credit a 5% negative return to your Segment Account Value. We would provide notice about maturing the Segment, as soon as practicable and ask for instructions on where to transfer your Segment Maturity Value.

If we are still offering Segments at that time, you can request that the Segment Maturity Value be invested in a new Segment, in which case we will hold the Segment Maturity Value in the MSO Holding Account for investment in the next available Segment subject to the same terms and conditions discussed above under MSO Holding Account and Segments.

In the case of any of the types of early maturities discussed above, there would be no transfer charges or EDA applied and you can allocate the Segment Maturity Value to the investment options available under your policy. Please see "Segment Maturity" earlier in this section for more information. If we continued offering new Segments, then such a change in the Index may cause lower Growth Cap Rates to be offered. However, we would still provide a minimum Growth Cap Rate of 6% and minimum Downside Protection of -25%. We also reserve the right to not offer new Segments. Please see "Right to Discontinue and Limit Amounts Allocated to the MSO" later in this section.


CHARGES

There is a current percentage charge of 1.40% of any policy account value allocated to each Segment. We reserve the right to increase or decrease the charge although it will never exceed 2.40%. Of this percentage charge, 0.75% will be deducted on the Segment Start Date from the amount being transferred from the MSO Holding Account into the Segment as an up-front charge ("Variable Index Benefit Charge"), with the remaining 0.65% annual charge (of the current Segment Account Value) being deducted from the policy account on a monthly basis during the Segment Term ("Variable Index Segment Account Charge").





--------------------------------------------------------------------------------
                                  CURRENT NON-    GUARANTEED
           MSO CHARGES             GUARANTEED      MAXIMUM
--------------------------------------------------------------------------------
Variable Index Benefit Charge        0.75%          0.75%
--------------------------------------------------------------------------------
Variable Index Segment Account       0.65%          1.65%
Charge
--------------------------------------------------------------------------------
Total                                1.40%          2.40%
--------------------------------------------------------------------------------



This fee table applies specifically to the MSO and should be read in conjunction with the "Tables of the policy charges" under "Risk/ benefit summary: charges and expenses you will pay" earlier in this prospectus and also see "Loans" later in this section for information regarding the "spread" you would pay on any policy loan.

The base policy's mortality and expense risk charge and current non-guaranteed Customer Loyalty Credit will also be applicable to a Segment Account Value or any amounts held in the MSO Holding Account. The mortality and expense risk charge is part of the policy monthly charges. Please see "How we deduct policy monthly charges during a Segment Term" for more information. The Customer Loyalty Credit offsets some of the monthly charges.

If a Segment is terminated prior to maturity by policy surrender, or reduced prior to maturity by monthly deductions (if other funds are insufficient) or by loans or a Guideline Premium Force-out as described below, we will refund a proportionate amount of the Variable Index Benefit Charge corresponding to the surrender or reduction and the time remaining until Segment Maturity. The refund will be administered as part of the Early Distribution Adjustment process as described above. This refund will increase your surrender value or remaining Segment Account Value, as appropriate. Please see Appendix II later in this prospectus for an example and further information.


CHARGE RESERVE AMOUNT

If you elect the Market Stabilizer Option(R), you are required to maintain a minimum amount of policy account value in the Unloaned GIO to approximately cover the estimated monthly charges for the policy, (including, but not limited to, the MSO and any optional riders) for the Segment Term. This is the Charge Reserve Amount.

The Charge Reserve Amount will be determined on each Segment Start Date as an amount projected to be sufficient to cover all of the policy's monthly deductions during the Segment Term, assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account and that no policy changes or additional premium payments are made. The Charge Reserve Amount on other than a Segment Start Date (or the effective date of a requested face amount increase -- please see "Requested Face Amount Increases" below for more information) will be the Charge Reserve Amount determined as of the latest Segment Start Date (or effective date of a face amount increase) reduced by each subsequent monthly deduction during the longest remaining Segment Term, although it will never be less than zero. This means, for example, that if you are in a Segment (Segment
A) and then enter another Segment (Segment B) 6 months later, the Charge Reserve Amount would be re-calculated on the start date of Segment B. The Charge Reserve Amount would be re-calculated to cover all of the policy's monthly deductions during the Segment Terms for both Segments A and B.

When you select the MSO, as part of your initial instructions, you will be asked to specify the investment options from which we should transfer the account value to the Unloaned GIO to meet Charge Reserve Amount requirements, if necessary. No transfer restrictions apply to amounts that you wish to transfer into the Unloaned GIO to meet the Charge Reserve Amount requirement. If your values in the



33 ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)
variable investment options including the MSO Holding Account and the unloaned portion of our GIO are insufficient to cover the Charge Reserve Amount, no new Segment will be established. Please see "Segments" above for more information regarding the Charge Reserve Amount and how amounts may be transferred to meet this requirement.

Please note that the Charge Reserve Amount may not be sufficient to cover actual monthly deductions during the Segment Term. Although the Charge Reserve Amount will be re-calculated on each Segment Start Date, and the amount already present in the Unloaned GIO will be supplemented through transfers from your value in the variable investment options including the MSO Holding Account, if necessary to meet this requirement, actual monthly deductions could vary up or down during the Segment Term due to various factors including but not limited to requested policy changes, additional premium payments, investment performance, loans, policy partial withdrawals from other investment options besides the MSO, and any changes we might make to current policy charges.


HOW WE DEDUCT POLICY MONTHLY CHARGES DURING A SEGMENT TERM

Under your base variable life insurance policy, monthly deductions are allocated to the variable investment options and the Unloaned GIO according to deduction allocation percentages specified by you or based on a proportionate allocation should any of the individual investment option values be insufficient.

However, if the Market Stabilizer Option(R) is elected, on the Segment Start Date, deduction allocation percentages will be changed so that 100% of monthly deductions will be taken from the Charge Reserve Amount and then any remaining value in the Unloaned GIO, if the Charge Reserve Amount is depleted, during the Segment Term. In addition, if the value in the Unloaned GIO is ever insufficient to cover monthly deductions during the Segment Term, the base policy's proportionate allocation procedure will be modified as follows:

1. The first step will be to take the remaining portion of the deductions proportionately from the values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values.

2. If the Unloaned GIO and variable investment options, including any value in the MSO Holding Account, are insufficient to cover deductions in their entirety, the remaining amount will be allocated to the individual Segments proportionately, based on the current Segment Distribution Values.

3. Any portion of a monthly deduction allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value.

The effect of those procedures is that account value will be taken out of a Segment to pay a monthly deduction (and an EDA therefore applied) only if there is no remaining account value in any other investment options, as listed in 1. and 2. above.

In addition, your policy will lapse if your net policy account value is not enough to pay your policy's monthly charges when due (unless one of the available guarantees against termination is applicable). If you have amounts allocated to MSO Segments, the Segment Distribution Value will be used in place of the Segment Account Value in calculating the net policy account value.

These modifications will apply during any period in which a Segment exists and has not yet reached its Segment Maturity Date.

EARLY DISTRIBUTION ADJUSTMENT


Overview

Before a Segment matures, if you surrender your policy, take a loan from a Segment or if we should find it necessary to make deductions for monthly charges or other distributions from a Segment, we will apply an Early Distribution Adjustment.

The application of the EDA is based on your agreement (under the terms of the MSO) to be exposed to the risk that, at the Segment Maturity Date, the Index will have fallen by more than 25%. The EDA uses what we refer to as a Put Option Factor to estimate the market value, at the time of an early distribution, of the risk that you would suffer a loss if your Segment were continued (without taking the early distribution) until its Segment Maturity Date. By charging you with a deduction equal to that estimated value, the EDA provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated when the Index has declined over the course of that Segment.

In the event of an early distribution, even if the Index has experienced positive performance since the Segment Start Date, the EDA will cause you to lose principal through the application of the Put Option Factor and that loss may be substantial. That is because there is always some risk that the Index would have declined by the Segment Maturity Date such that you would suffer a loss if the Segment were continued (without taking any early distribution) until that time. However, the other component of the EDA is the proportionate refund of the Variable Index Benefit Charge (discussed below under "Important Considerations") which is a positive adjustment to you. As a result, the overall impact of the EDA is to reduce your Segment Account Value and your other policy values except in the limited circumstances where the proportionate refund is greater than your loss from the Put Option Factor.

We determine the EDA and the Put Option Factor by formulas that are described below under "Additional Detail ."

Important Considerations

When any surrender, loan, charge deduction or other distribution is made from a Segment before its Segment Maturity Date:

1. YOU WILL FORFEIT ANY POSITIVE INDEX PERFORMANCE WITH RESPECT TO THESE AMOUNTS. INSTEAD, ANY OF THESE PRE-SEGMENT MATURITY DATE DISTRIBUTIONS WILL CAUSE AN EDA TO BE APPLIED THAT WILL USUALLY RESULT IN A REDUCTION IN YOUR VALUES. THEREFORE, YOU SHOULD GIVE CAREFUL CONSIDERATION BEFORE TAKING ANY SUCH EARLY LOAN OR SURRENDER, OR ALLOWING THE VALUE IN YOUR OTHER INVESTMENT OPTIONS TO FALL SO LOW THAT WE MUST MAKE ANY MONTHLY DEDUCTION FROM A SEGMENT; AND

2.    The EDA will be applied, which means that:

      a. If the Index has fallen more than 25% since the Segment Start Date, the EDA would generally have the effect of charging you for (i) the full amount of that loss below 25%, plus (ii) an additional amount for the risk that the Index might decline further by the Segment Maturity Date. (Please see example III in Appendix II for further information.)

      b. If the Index has fallen since the Segment Start Date, but by less than 25%, the EDA would charge you for the risk that, by the Segment Maturity Date, the index might have declined further to a point more than 25% below what it was at the


ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS
                                                                 TO THE MSO)  34

            Segment Start Date. (Please see example I in Appendix II for further information.) This charge would generally be less than the amount by which the Index had fallen from the Segment Start Date through the date we apply the EDA. It also would generally be less than it would be under the circumstances in 2a. above.

      c. If the Index has risen since the Segment Start Date, the EDA would not credit you with any of such favorable investment performance. Instead, the EDA would charge you for the risk that, by the Segment Maturity Date, the index might have declined to a point more than 25% below what it was at the Segment Start Date. (Please see examples II and IV in Appendix II for further information.) This charge would generally be less than it would be under the circumstances in 2a. and 2b. above.

In addition to the consequences discussed in 2. above, the EDA also has the effect of pro rating the Variable Index Benefit Charge. As discussed further below, this means that you in effect would receive a proportionate refund of this charge for the portion of the Segment Term that follows the early surrender, loan, policy distribution, or charge deduction that caused us to apply the EDA. In limited circumstances, this refund may cause the total EDA to be positive.

For the reasons discussed above, the Early Distribution Adjustment to the Segment Account Value will usually reduce the amount you would receive when you surrender your policy prior to a Segment Maturity Date. For loans and charge deductions, the Early Distribution Adjustment would usually further reduce the account value remaining in the Segment Account Value and therefore decrease the Segment Maturity Value.

Additional Detail

For purposes of determining the Segment Distribution Value prior to a Segment Maturity Date, the EDA is:

(a)   the Put Option Factor multiplied by the Segment Account Value

                                    -minus-

(b) a pro-rata portion of the 0.75% Variable Index Benefit Charge attributable to the Segment Account Value. (Please see "Charges" earlier in this section for an explanation of this charge.)

The Put Option Factor multiplied by the Segment Account Value represents, at any time during the Segment Term, the estimated market value of your potential exposure to negative S&P 500 Price Return index performance that is worse than -25%. The Put Option Factor, on any date, represents the estimated value on that date of a hypothetical "put option" (as described below) on the Index having a notional value equal to $1 and strike price at Segment Maturity equal to $0.75 ($1 plus the Downside Protection which is currently -25%). The strike price of the option ($0.75) is the difference between a 100% loss in the S&P 500 Price Return index at Segment Maturity and the 25% loss at Segment Maturity that would be absorbed by the Downside Protection feature of the MSO (please see "Growth Cap Rate" earlier in this section for an explanation of the Downside Protection.) In a put option on an index, the seller will pay the buyer, at the maturity of the option, the difference between the strike price -- which was set at issue -- and the underlying index closing price, in the event that the closing price is below the strike price. Prior to the maturity of the put option, its value generally will have an inverse relationship with the index. The notional value can be described as the price of the underlying index at inception of the contract. Using a notional value of $1 facilitates computation of the percentage change in the Index and the put option factor.

AXA Equitable will utilize a fair market value methodology to determine the Put Option Factor.

For this purpose, we use the Black Scholes formula for valuing a European put option on the S&P 500 Price Return index, assuming a continuous dividend yield, with inputs that are consistent with current market prices.

The inputs to the Black Scholes Model include:

(1) Implied Volatility of the Index -- This input varies with (i) how much time remains until the Maturity Date of the Segment from which an early distribution is being made, which is determined by using an expiration date for the hypothetical put option that corresponds to that time remaining and (ii) the relationship between the strike price of the hypothetical put option and the level of the S&P 500 Price Return index at the time of the early distribution. This relationship is referred to as the "moneyness" of the hypothetical put option described above, and is calculated as the ratio of the $0.75 strike price of that hypothetical put option to what the level of the S&P 500 Price Return index would be at the time of the early distribution if the Index had been $1 at the beginning of the Segment. Direct market data for these inputs for any given early distribution are generally not available, because put options on the Index that actually trade in the market have specific maturity dates and moneyness values that are unlikely to correspond precisely to the Maturity Date and moneyness of the hypothetical put option that we use for purposes of calculating the EDA.

      Accordingly, we use the following method to estimate the implied volatility of the index. We receive daily quotes of implied volatility from banks using the same Black Scholes model described above and based on the market prices for certain S&P 500 Price Return put options. Specifically, implied volatility quotes are obtained for put options with the closest maturities above and below the actual time remaining in the Segment at the time of the early distribution and, for each maturity, for those put options having the closest moneyness value above and below the actual moneyness of the hypothetical put option described above, given the level of the S&P 500 Price Return index at the time of the early distribution. In calculating the Put Option Factor, we will derive a volatility input for your Segment's time to maturity and strike price by linearly interpolating between the implied volatility quotes that are based on the actual adjacent maturities and moneyness values described above, as follows:

      (a) We first determine the implied volatility of a put option that has the same moneyness as the hypothetical put option but with the closest available time to maturity shorter than your Segment's remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of put options having the times to maturity that are above and below the moneyness value of the hypothetical put option.

      (b) We then determine the implied volatility of a put option that has the same moneyness as the hypothetical put option but with the closest available time to maturity longer than your Segment's remaining time to maturity. This volatility is


35  ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING
     AMOUNTS TO THE MSO)
            derived by linearly interpolating between the implied volatilities of put options having the times to maturity that are above and below the moneyness value of the hypothetical put option.

      (c) The volatility input for your Segment's time to maturity will then be determined by linearly interpolating between the volatilities derived in steps (a) and (b).

(2) LIBOR Rate -- Key duration LIBOR rates will be retrieved from a recognized financial reporting vendor. LIBOR rates will be retrieved for maturities adjacent to the actual time remaining in the Segment at the time of the early distribution. We will use linear interpolation to derive the exact remaining duration rate needed as the input.

(3) Index Dividend Yield -- On a daily basis we will get the projected annual dividend yield across the entire Index. This value is a widely used assumption and is readily available from recognized financial reporting vendors.

In general, the Put Option Factor has an inverse relationship with the S&P 500 Price Return index. In addition to the factors discussed above, the Put Option Factor is also influenced by time to Segment Maturity. We determine Put Option Factors at the end of each business day. Generally, a business day is any day the New York Stock Exchange is open for trading. If any inputs to the Black Scholes formula are unavailable on a business day, we would use the value of the input from the most recent preceding business day. The Put Option Factor that applies to a transaction or valuation made on a business day will be the Factor for that day. The Put Option Factor that applies to a transaction or valuation made on a non-business day will be the Factor for the next business day.

Appendix II at the end of this prospectus provides examples of how the Early Distribution Adjustment is calculated.



TRANSFERS

There is no charge to transfer into and out of the MSO Holding Account and you can make a transfer at any time to or from the investment options available under your policy subject to any transfer restrictions within your policy. Any restrictions applicable to transfers between the MSO Holding Account and such investment options would be the same transfer restrictions applicable to transfers between the investment options available under your policy. However, once policy account value has been swept from the MSO Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date will not be permitted. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for transfers from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the remaining Charge Reserve Amount.

Thus the amount available for transfers from the Unloaned GIO will not be greater than any excess of the Unloaned GIO over the remaining Charge Reserve Amount.


WITHDRAWALS

Once policy account value has been swept from the MSO Holding Account into a Segment, you will not be allowed to withdraw the account value out of a Segment before the Segment Maturity Date unless you surrender your policy. You may also take a loan; please see "Loans" later in this section for more information. Any account value taken out of a Segment before the Segment Maturity Date will generate an Early Distribution Adjustment. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for withdrawals from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the Charge Reserve Amount. Thus, if there is any policy account value in a Segment, the amount which would otherwise be available to you for a partial withdrawal of net cash surrender value will be reduced, by the amount (if any) by which the sum of your Segment Distribution Values and the Charge Reserve Amount exceeds the policy surrender charge.

If the policy owner does not indicate or if we cannot allocate the withdrawal as requested due to insufficient funds, we will allocate the withdrawal proportionately from your values in the Unloaned GIO (excluding the Charge Reserve Amount) and your values in the variable investment options including the MSO Holding Account.


CASH SURRENDER VALUE, NET CASH SURRENDER VALUE AND LOAN VALUE

If you have amounts allocated to MSO Segments, the Segment Distribution Values will be used in place of the Segment Account Values in calculating the amount of any cash surrender value, net cash surrender value and maximum amount available for loans. This means an EDA would apply to those amounts. Please see Appendix II for more information.


GUIDELINE PREMIUM FORCE-OUTS

For policies that use the Guideline Premium Test, a new Segment will not be established or created if we determine, when we process your election, that a distribution from the policy will be required to maintain its qualification as life insurance under federal tax law at any time during the Segment Term.

However, during a Segment Term if a distribution becomes necessary under the force-out rules of Section 7702 of the Internal Revenue Code, it will be deducted proportionately from the values in the Unloaned GIO (excluding the Charge Reserve Amount) and in any variable investment option, including any value in the MSO Holding Account but excluding any Segment Account Values.

If the Unloaned GIO (excluding the Charge Reserve Amount) and variable investment options, including any value in the MSO Holding Account, are insufficient to cover the force-out in its entirety, any remaining amount required to be forced out will be taken from the individual Segments proportionately, based on the current Segment Distribution Values.

ANY PORTION OF A FORCE-OUT DISTRIBUTION TAKEN FROM AN INDIVIDUAL SEGMENT WILL GENERATE A CORRESPONDING EARLY DISTRIBUTION ADJUSTMENT OF THE SEGMENT ACCOUNT VALUE.

If the Unloaned GIO (excluding the remaining Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account, and the Segment Distribution Values, is still insufficient to cover the force-out in its entirety, the remaining amount of the force-out will be allocated to the Unloaned GIO and reduce or eliminate any remaining Charge Reserve Amount under the Unloaned GIO.


LOANS

You may specify how your loan is to be allocated among the MSO, the variable investment options and the Unloaned GIO. Any portion of a requested loan allocated to the MSO will be redeemed from the



ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS
                                                                 TO THE MSO)  36
individual Segments and the MSO Holding Account proportionately, based on the value of the MSO Holding Account and the current Segment Distribution Values of each Segment. Any portion allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread (2% for policies with a contract state of New York and Oregon and 5% for other policies).

If you do not specify or if we cannot allocate the loan according to your specifications, we will allocate the loan proportionately from your values in the Unloaned GIO (excluding the Charge Reserve Amount) and your values in the variable investment options including the MSO Holding Account.

If the Unloaned GIO (excluding the remaining amount of the Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account, are insufficient to cover the loan in its entirety, the remaining amount of the loan will be allocated to the individual Segments proportionately, based on current Segment Distribution Values.

ANY PORTION OF A LOAN ALLOCATED TO AN INDIVIDUAL SEGMENT WILL GENERATE A CORRESPONDING EARLY DISTRIBUTION ADJUSTMENT OF THE SEGMENT ACCOUNT VALUE AND BE SUBJECT TO A HIGHER GUARANTEED MAXIMUM LOAN SPREAD.

If the Unloaned GIO (excluding the remaining amount of the Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account and the Segment Distribution Values, are still insufficient to cover the loan in its entirety, the remaining amount of the loan will be allocated to the Unloaned GIO and will reduce or eliminate the remaining Charge Reserve Amount.

Loan interest is due on each policy anniversary. If the interest is not paid when due, it will be added to your outstanding loan and allocated on the same basis as monthly deductions. See "How we deduct policy monthly charges during a Segment Term."

Whether or not any Segment is in effect and has not yet reached its Segment Maturity Date, loan repayments will first reduce any loaned amounts that are subject to the higher maximum loan interest spread. Loan repayments will first be used to restore any amounts that, before being designated as loan collateral, had been in the Unloaned GIO. Any portion of an additional loan repayment allocated to the MSO at the policy owner's direction (or according to premium allocation percentages) will be transferred to the MSO Holding Account to await the next available Segment Start Date and will be subject to the same conditions described earlier in this section.

Please see "Borrowing from your policy" under "Accessing your money" later in this prospectus for information regarding additional policy loan provisions.


PAID UP DEATH BENEFIT GUARANTEE AND THE NO LAPSE GUARANTEES

Please note that the MSO is not available while the paid up death benefit guarantee is in effect. The MSO is also not available if you elect the Enhanced No Lapse Guarantee Rider.


REQUESTED FACE AMOUNT INCREASES

Please also see "You can increase or decrease your insurance coverage" under Risks/benefits summary: Policy features, benefits and risks earlier in this prospectus for conditions that will also apply for a requested face amount increase.

If you wish to make a face amount increase during a Segment Term, the MSO requires that a minimum amount of policy account value be available to be transferred into the Unloaned GIO (if not already present in the Unloaned GIO), and that the balance after deduction of monthly charges remain there during the longest remaining Segment Term subject to any loans as described above. This minimum amount will be any amount necessary to supplement the existing Charge Reserve Amount so as to be projected to be sufficient to cover all monthly deductions during the longest remaining Segment Term. Such amount will be determined assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account value, and that no further policy changes or additional premium payments are made.

Any necessary transfers to supplement the amount already present in the Unloaned GIO in order to meet this minimum requirement will take effect on the effective date of the face amount increase. There will be no charge for this transfer. Any transfer from the variable investment options including the MSO Holding Account will be made in accordance with your directions. Your transfer instructions will be requested as part of the process for requesting the face amount increase. If the requested allocation is not possible due to insufficient funds, the required amount will be transferred proportionately from the variable investment options, as well as the MSO Holding Account. If such transfers are not possible due to insufficient funds, your requested face amount increase will be declined.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

Please also see "Your right to cancel within a certain number of days" under "More information about policy features and benefits" later in this prospectus for more information regarding your right to cancel your policy within a certain number of days. However, the provisions in that section that address when amounts will be allocated to the investment options do not apply to amounts allocated to the MSO.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days, we will initially put all amounts which you have allocated to the MSO into our EQ/Money Market investment option. In this case, on the first business day following the later of the twentieth day after your policy is issued or the Investment Start Date (30th day in most states if your policy is issued as the result of a replacement, 60th day in NY), we will re-allocate those amounts to the MSO Holding Account where they will remain until the next available Segment Start Date, at which time such amounts will be transferred to a new Segment of the MSO subject to meeting the conditions described in this section. However, if we have not received all necessary requirements for your policy as of the day your policy is issued, we will re-allocate those amounts to the MSO Holding Account on the 20th day (longer if your policy is issued as the result of a replacement) following the date we receive all necessary requirements to put your policy in force at our Administrative Office. Your financial professional can provide further information on what requirements may apply to your policy.

In all other states, any amounts allocated to the MSO will first be allocated to the MSO Holding Account where they will remain for 20 days (unless the policy is issued as the result of a replacement, in which case amounts in the MSO Holding Account will remain there for 30 days (45 days in PA)). Thereafter, such amounts will be transferred to a new Segment of the MSO on the next available Segment Start Date, subject to meeting the conditions described in this prospectus.



37 ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)

RIGHT TO DISCONTINUE AND LIMIT AMOUNTS ALLOCATED TO THE MSO

We reserve the right to restrict or terminate future allocations to the MSO at any time. If this right were ever to be exercised by us, all Segments outstanding as of the effective date of the restriction would be guaranteed to continue uninterrupted until the Segment Maturity Date. As each such Segment matured, the balance would be reallocated to the Unloaned GIO and/or variable investment options per your instructions, or to the EQ/Money Market investment option if no instructions are received. We may also temporarily suspend offering Segments at any time and for any reason including emergency conditions as determined by the Securities and Exchange Commission. We also reserve the right to establish a maximum amount for any single policy that can be allocated to the MSO.



ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS
                                                                 TO THE MSO)  38

6. DETERMINING YOUR POLICY'S VALUE



--------------------------------------------------------------------------------


YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your "policy account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your Segment Account Value(s) as described in "About the Market Stabilizer Option(R)" earlier in this prospectus, (iii) your amounts in our guaranteed interest option (other than in (iv)), and (iv) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i), (ii) and (iii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a Living Benefits Rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (iii) and (iv) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.
--------------------------------------------------------------------------------
Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------
YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."


The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium (after deduction of any premium charge), loan repayment, or transfer that you allocate to that option.


The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and the Segment Account Values of the MSO, and deducted monthly from your policy account based on your deduction allocations unless the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

If the Enhanced No Lapse Guarantee Rider was elected at issue and is in effect, we will not allow any amount of the policy account value to be transferred or allocated to the guaranteed interest option. In addition, if you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option.

YOUR POLICY'S VALUE IN THE MARKET STABILIZER OPTION(R). Your policy account value that has been allocated to any Segment of the MSO will not fluctuate daily with investment performance. Each Segment has a Segment Account that is used in the calculation of your policy account values and represents the amount to which the Index-Linked Rate of Return will be applied to on a Segment Maturity Date to determine the Index Linked-Return. The Index-Linked Rate of Return, not to exceed the applicable Growth Cap Rate, is not applied to any Segment Account prior to its Segment Maturity Date. Only the amount in a Segment Account is subject to the "downside protection" on the Segment Maturity Date. Please see "About the Market Stabilizer Option(R)" earlier in this prospectus for more detailed information.



39  DETERMINING YOUR POLICY'S VALUE

7. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS



--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE
--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option. However, certain restrictions may apply.
--------------------------------------------------------------------------------
After your policy's Allocation Date, you can transfer amounts from one investment option to another and there are no restrictions on transfers into the guaranteed interest option, except as noted in the "Restrictions on transfering into the guaranteed interest option" section below. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect. For more information, see "Paid up death benefit guarantee" and the "Enhanced No Lapse Guarantee Rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options and the Segments in the MSO to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.
--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------


RESTRICTIONS ON TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greatest of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

RESTRICTIONS ON TRANSFERS INTO THE GUARANTEED INTEREST OPTION. After the first two policy years and if the attained age of the insured is less than 65, we may limit transfers you can make into the unloaned GIO if the current (non-guaranteed) interest crediting rate on the unloaned GIO is equal to the guaranteed minimum interest crediting rate of 2% (annual rate). In this instance, the maximum amount that my be transferred from the variable investment options to the unloaned GIO in a policy year is the greater of: (a) $500 and (b) 25% of the total amount in the variable investment options at the beginning of the policy year. If this amount is exceeded in any policy year during which the transfer limit become effective, additional transfers into the unloaned GIO will not be permitted during that policy year while the limit remains in effect.

Additionally, when the paid up death benefit guarantee is exercised, if the Enhanced No-Lapse Rider is in effect or if there are any Segments of the MSO in effect, restrictions and/or limitations may apply on transfers into the guarantee interest option. For more information, please see "About the Market Stabilizer Option(R)" earlier in this prospectus and "More information about policy features and benefits" later in this prospectus.

TRANSFERS UNDER THE MARKET STABILIZER OPTION(R) Although, under the policy, we reserve the right to apply a transfer charge up to $25 for each transfer among your investment options, there is no charge to transfer into and out of the MSO Holding Account and you can make a transfer at any time to or from the investment options available under your policy subject to any transfer restrictions within your policy. Any restrictions applicable to transfers between the MSO Holding Account and such investment options would be the same transfer restrictions applicable to transfers between the investment options available under your policy. However, once policy account value has been swept from the MSO Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date will not be permitted. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for transfers from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the remaining Charge Reserve Amount.

Thus the amount available for transfers from the Unloaned GIO will not be greater than any excess of the Unloaned GIO over the remaining Charge Reserve Amount.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").


HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:


o if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or


                        TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS  40

o whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.


TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.



OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.
--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------
Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options and the MSO. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service. This service is not available while the Enhanced No Lapse Guarantee Rider is in effect.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options (excluding the MSO Holding Account) up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the Enhanced No Lapse Guarantee Rider is in effect.


41  TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

8. ACCESSING YOUR MONEY



--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY


You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services(SM) Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" below. The minimum loan amount generally is $500. Please also see "Loans" under "About the Market Stabilizer Option(R)" earlier in this prospectus should you borrow from values allocated to the MSO.


--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------
When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o     you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

o we do not count the collateral when we compute our customer loyalty credit; and

o     the collateral is not available to pay policy charges.


When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. Please also see "Loans" under "About the Market Stabilizer Option(R)" earlier in this prospectus should you borrow from values allocated to the MSO. Please note that any portion of a loan allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread.If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Please also see "Loans" under "About the Market Stabilizer Option(R)" earlier in this prospectus should you allocate your loan to the MSO.

Because Incentive Life Optimizer(R) II is being first offered in 2010, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the Enhanced No Lapse Guarantee Rider or the no-lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.



                                                        ACCESSING YOUR MONEY  42

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received during the 61-day grace period. See "Policy `lapse' and termination" in "The minimum amount of premiums you must pay" under "Risk/ benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services(SM) Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services(SM) Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.


If the Enhanced No Lapse Guarantee Rider is in effect, any loan repayment will be allocated to the AXA Strategic Allocation investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the Enhanced No Lapse Guarantee Rider premium allocation percentages for the AXA Strategic Allocation investment options on record.



LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

o The net policy account value is not sufficient to cover the monthly deductions then due;

o The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

o     You have selected Death Benefit Option A;

o You have not received a payment under either the Living Benefits Rider or the Long Term Care Services(SM) Rider;

o     The policy is not in a grace period; and

o No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

o We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

o Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

o While a Segment of the MSO is in effect, any Segment Distribution Values will be transferred automatically to the Unloaned GIO and an Early Distribution Adjustment will be applied, and no transfers out of the GIO will be allowed into the MSO.

o Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

o     No additional loans or partial withdrawals may be requested.

o     No changes in face amount or death benefit option may be requested.

o No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.


o All additional benefit riders and endorsements will terminate, including the Long Term Care Services(SM) Rider and the MSO.

o No future allocations or transfers to the investment options will be accepted.

o     The paid up death benefit guarantee if applicable, may not be elected.

o     The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.


43  ACCESSING YOUR MONEY

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a) The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)   The outstanding loan and accrued loan interest, plus $10,000; or

(c)   The base policy face amount on the date of death.


Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services(SM) Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services(SM) Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. We will not deduct a charge for making a partial withdrawal. Please see the "Early Distribution Adjustment" section under "About the Market Stabilizer Option(R)" earlier in the prospectus for more information about the effect of an EDA on a surrender of your policy.
--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------
EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.


If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee and the Enhanced No Lapse Guarantee Rider as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE


You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long Term Care Services(SM) Rider, and minus any surrender charge that then remains applicable. If you have any policy account value in the MSO, the Segment Distribution Value and not the Segment Account Value will be used to calculate your policy account value for the purpose of determining your net cash surrender value. Please see the "Early Distribution Adjustment" section under "About the Market Stabilizer Option(R)" earlier in the prospectus for more information about the effect of an EDA on a surrender of your policy. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.


Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.


YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT UNDER THE LIVING BENEFITS RIDER

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long Term Care Services(SM) Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services(SM) Rider. Long Term Care Services(SM) Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)


                                                        ACCESSING YOUR MONEY  44

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.
--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

45  ACCESSING YOUR MONEY

9. TAX INFORMATION



--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY


An Incentive Life Optimizer(R) II policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that generally:


o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.


There may be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.


Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy or your ability to pay additional premiums due to the maximum amount of policy account value that may be maintained under the policy relative to the policy face amount. We may also be required to provide a higher death benefit notwithstanding the decrease in face amount in order to assure that your policy continues to qualify as life insurance. Under either test, in some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal



                                                             TAX INFORMATION  46
could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)


For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES(SM) RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our Living Benefits Rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES(SM) RIDER. Benefits received under the Long Term Care Services(SM) Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.


Charges for the Long Term Care Services(SM) Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services(SM) Rider are generally not considered deductible for income tax purposes. The Long Term Care Services(SM) Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services(SM) Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.


UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the



47  TAX INFORMATION
rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES


If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. This amount has been raised to $5 million for 2011 and 2012, indexed for inflation in 2012. During 2011 and 2012, a portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount. For years 2013 and thereafter the gift and estate tax exclusion referred to above is scheduled to return to 2001 levels, i.e. $1 million, with no portability. Various legislative proposals have been made from repeal of the tax, to extending the temporary provisions, or for raising or lowering future exemption levels and rates.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts of up to $13,000 per recipient per year ($13,000 for 2011, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). For 2011 and 2012 this exemption is the same $5 million amount discussed above for estate and gift taxes, but without portability, then in years 2013 and thereafter, it is scheduled to return to 2001 levels. Again, as in the case for estate taxes, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping


                                                             TAX INFORMATION  48
taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.


If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.



PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. Further guidance is anticipated. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to Separate Account FP for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums, or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS


Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws.



49  TAX INFORMATION

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.


OTHER INFORMATION


There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.


                                                             TAX INFORMATION  50

10. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS



--------------------------------------------------------------------------------


GUARANTEE PREMIUM TEST FOR THE NO-LAPSE GUARANTEES

We offer two guarantees against policy lapse that depends on your having paid specified amounts of premiums. We refer to these guarantees as our "no-lapse guarantee" and our optional "Enhanced No Lapse Guarantee Rider" and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus. You can also read more about our Enhanced No Lapse Guarantee Rider in "Enhanced no lapse guarantee rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse guarantee or Enhanced No Lapse Guarantee Rider including any cumulative guarantee premiums for any optional riders that are then in effect. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for the no-lapse guarantee and the Enhanced No Lapse Guarantee Rider, if elected, are set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond its original number of years.



PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

o     the insured's attained age is not more than 120;

o you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

o we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a Living Benefits Rider or the Long Term Care Services(SM) Rider;

o the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

o the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

o the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

o the election would not reduce the face amount (see below) below the minimum stated in your policy;

o no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

o If the paid up death benefit is exercised while any MSO Segment is in effect, an Early Distribution Adjustment will apply and any Segment Distribution Value will be automatically transferred to the Unloaned GIO and the AXA Strategic Allocation investment options as specified by you.

o You agree to re-allocate your fund values to the guaranteed interest option and the AXA Strategic Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the MSO, the Long Term Care Services(SM) Rider and the Living Benefits Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.


POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than the minimum stated in your policy.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining



51 MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals and full surrender)" under "Tax Information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Strategic Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Strategic Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Strategic Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

o     premium payments

o     partial withdrawals

o     changes to the policy's face amount or death benefit option

o any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.


OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you could be eligible for the following other optional benefits we currently make available by rider:

o     Enhanced No Lapse Guarantee Rider -- Described below.

o     Long Term Care Services(SM) Rider -- Described below.

o     Cash Value Plus Rider -- Described below.

o     Charitable Legacy Rider -- Described below.

o Disability Deduction Waiver Rider -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

o Disability Premium Waiver Rider -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

o Children's Term Insurance Rider -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

o Option To Purchase Additional Insurance Rider -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all AXA Equitable and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

o Substitution Of Insured Person Rider (Available for policies with a minimum face amount of $100,000 unless it is issued as a result



                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS 52 of an Option To Purchase Additional Insurance election or a conversion from a term life policy, see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

o Living Benefits Rider (See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" under "Accessing your money.")

o Paid Up Death Benefit Guarantee Endorsement (See "Paid up death benefit guarantee" under "More information about policy features and benefits.")

o Loan Extension Endorsement (See "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

ENHANCED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue subject to our underwriting requirements that provides for a longer no lapse guarantee period than the one in your base policy. The minimum guarantee period is 15 years from the register date, and the maximum period is 30 years from register date if the insured is less than 56 years old or to the insured's attained age 85 for issue ages 56-70. Issue ages are 0-70. If you elect this rider at issue, and while the rider is in effect, the investment options available to you will be restricted to the AXA Strategic Allocation investment options. You must provide proper allocation instructions at the time you apply for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

o     The rider has not terminated;

o The guarantee premium test for no lapse guarantees has been satisfied (see "Guarantee premium test for the no lapse guarantees" under "More information about policy features and benefits"); and

o Any policy loan and accrued loan interest does not exceed the policy account value.

o RIDER TERMINATION. The Enhanced No Lapse Guarantee Rider will terminate on the earliest of the following:

      -- the date your policy ends without value at the end of a grace period;


      --    the date you surrender your policy;

      -- the expiration date of the enhanced no lapse guarantee period shown in your policy;

      -- the effective date of the election of the paid up death benefit guarantee;

      -- the date that a new insured person is substituted for the original insured person;

      -- the effective date of a requested increase in face amount during the extended no lapse guarantee period and after attained age 70 of the insured;

      --    the date the policy goes on loan extension; or

      -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be restored once it has been terminated.

The Market Stabilizer Option(R) is not available if you elect the Enhanced No Lapse Guarantee Rider.

CASH VALUE PLUS RIDER (RIDER FORM NO. R11-10 OR STATE VARIATION)

In states where approved, an optional rider may be elected at issue that reduces the surrender charge if the policy is surrendered for its Net Cash Surrender Value in the first eight policy years. In order to elect the rider, the policy must have a minimum face amount of $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. We deduct $0.04 per $1,000 of the initial base policy face amount from your policy account value each month, while the rider is in effect.

The rider works by refunding all or a portion of the premium charge and waiving all or a portion of the surrender charge, if the policy is surrendered in full in its early years. The percentage of charges refunded or waived under the rider are as follows:



--------------------------------------------------------------------------------
   SURRENDER IN POLICY   PERCENT OF PREMIUM   PERCENT OF SURRENDER
          YEAR            CHARGE REFUNDED*       CHARGES WAIVED
--------------------------------------------------------------------------------
           1                     100%                100%
           2                      80%                100%
           3                      33%                100%
           4                       0%                100%
           5                       0%                 80%
           6                       0%                 65%
           7                       0%                 45%
           8                       0%                 25%
      9 and later                  0%                 0%
--------------------------------------------------------------------------------



* The mortality and expense risk charge and other monthly charges are not refunded.


The net cash surrender value paid, including the reduction of the surrender charges and refund of a percentage of cumulative premium charges, if a policy is surrendered in full while this rider is in force, will not exceed the greater of:

1. a cumulative-based premium cap equal to the sum of premiums paid to the date of the surrender minus any partial withdrawals, outstanding loan and accrued loan interest; and

2. the net cash surrender value on the date of surrender calculated prior to any reduction or refund.

Thus, the cumulative-based premium cap may effectively limit the percentage of surrender charges waived and/or the percentage of premium charge refunded if a policy is surrendered in full while this rider is in force.



53  MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

The reduction of the surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease. There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Amounts available under the policy for loans and partial withdrawals continue to be calculated as if this rider was not part of the policy.

The premium load refund that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first 3 policy years in order for the policy to satisfy the definition of a "life insurance contract" under Section 7702 of the Code.

o RESTORATION AFTER LAPSE. If your policy is restored after a lapse, the rider will also be restored unless you made a written request to terminate the rider.


o RIDER TERMINATION. The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates; or 3) After the first policy anniversary, the effective date of a policy owner's written request to terminate this rider.

This rider is not available if you elect the Long Term Care Services(SM) Rider. Please see "Appendix IV: Policy variations" later in this prospectus for more information on the prior version of this rider.


LONG TERM CARE SERVICES(SM) RIDER(1)

In states where approved and if you are applying for a policy with a face amount of $100,000 or higher which is not issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.(2) Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted. This rider is not available if you elect the Cash Value Plus Rider.


An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period", as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services(SM) Rider are being paid, we will waive the monthly charge for the Long Term Care Services(SM) Rider.

We will pay up to the long-term care specified amount for qualified long-term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from AXA Equitable and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company, MONY Life Insurance Company of America and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repay-

----------------------

(1) In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.

(2) For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.


                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS  54
ments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value, and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned Policy Account Value will not be reduced by more than the accumulated benefit lien amount.


o ELIMINATION PERIOD. The Long Term Care Services(SM) Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

o PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services(SM) Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the current long-term care specified amount;

5.    the date you surrender the policy;

6. the date we make a payment under the Living Benefits Rider (for terminal illness); or

7.    the date of death of the insured person.

During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and Paid Up Death Benefit Guarantee Endorsement will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4.    The maximum monthly benefit will not be reduced.

5. Any actual premium fund and no-lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7.    The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option, and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option, and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

o RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2.    upon termination or surrender of the policy;

3.    the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5.    the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a Living Benefits Rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7.    the date the policy goes on loan extension; or


55  MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

o EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long-term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services(SM) Rider, see "Tax Treatment of Living Benefits Rider or Long Term Care Services(SM) Rider under a policy with the applicable rider" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an accredited 501(c) organization under IRS Code 170. See www.IRS.gov for valid organizations.

o RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

      --    the termination of the policy;

      --    the surrender of the policy;

      -- the date we receive the policy owner's written request to terminate the rider;

      --    the date of the insured's death; or

      --    the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the Substitution Of Insured Person Rider or elects the paid up death benefit guarantee.



CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans.

The credit begins in the policy's 9th year. The percentage credit is currently at an annual rate as described in the charts below depending upon the issue age of the insured, the death benefit option you elected at issue, the policy duration and the level at which the policy is funded. If at the end of the first 7 policy years, the cumulative amount of premiums that you have paid to date (less any partial withdrawals) then: (i) if you elected at issue the death benefit Option A and is less than 16 "target premiums" for issue ages 18 - 58 or less than 12 "target premiums" for issue ages 0 - 17 and issue ages 59 and above, OR (ii) if you elected at issue the death benefit Option B and is less than 13 "target premiums" for issue ages 18 - 58 or less than 11 "target premiums" for issue ages 0 - 17 and issue ages 59 and above the percentage credit will be as follows:

--------------------------------------------------------------------------------
                                  CREDIT                      CREDIT
   ISSUE AGE  DURATION            AMOUNT     DURATION         AMOUNT
--------------------------------------------------------------------------------
    0 - 29    Policy yrs 9 - 35   0.25%      Policy yrs 36+   0.40%
   30 - 39    Policy yrs 9 - 25   0.20%      Policy yrs 26+   0.35%
   40 - 49    Policy yrs 9 - 20   0.15%      Policy yrs 21+   0.30%
   50 - 59    Policy yrs 9 - 15   0.15%      Policy yrs 16+   0.20%
     60 +     Policy yrs 9+       0.15%
--------------------------------------------------------------------------------
Otherwise, the percentage credit will be as follows:
--------------------------------------------------------------------------------
                                  CREDIT                      CREDIT
   ISSUE AGE  DURATION            AMOUNT     DURATION         AMOUNT
--------------------------------------------------------------------------------
    0 - 29    Policy yrs 9 - 27   0.25%      Policy yrs 28+   0.55%
   30 - 39    Policy yrs 9 - 18   0.25%      Policy yrs 19+   0.55%
   40 - 49    Policy yrs 9 - 14   0.30%      Policy yrs 15+   0.55%
   50 - 59    Policy yrs 9 - 10   0.30%      Policy yrs 11+   0.55%
     60 +     Policy yrs 9+       0.30%
--------------------------------------------------------------------------------

The "target premium" is actuarially determined for each policy, based on that policy's characteristics, as well as the death benefit option at issue and the policy's face amount. The illustrations of Policy Benefits that your financial professional will provide will contain more information regarding the amount of premiums that must be paid in order for the higher percentage credit to be applicable to your policy.

This credit is not guaranteed. Because Incentive Life Optimizer(R) II is being first offered in 2010, no customer loyalty credit has yet been made to an Incentive Life Optimizer(R) II policy.


VARIATIONS AMONG INCENTIVE LIFE OPTIMIZER(R) II POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Optimizer(R) II where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Optimizer(R) II. We will make such variations only in accordance with uniform rules that we establish.


AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.



                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS  56

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the"AXA Equitable Access Account", an interest-bearing account with draft-writing privileges that functions like a checking account. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a check for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC or any other government agency. We will receive any investment earnings during the period such amounts remain in the general account.


If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you or any agent of AXA Equitable, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.


Please also see "Your right to cancel within a certain number of days" under "About the Market Stabilizer Option(R)" earlier in this prospectus on how amounts you allocated to the MSO are returned to you.


In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.


57  MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

11. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES



--------------------------------------------------------------------------------


DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."


TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

o PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specified characteristics death benefit option, as well as the policy's face amount, among other factors. In addition, if your policy includes the Cash Value Plus Rider, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

o SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $8.71 and $45.91 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the Cash Value Plus Rider, the surrender charges are reduced, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charge attributable to each increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

o REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

o TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment



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option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service. Nor will this charge apply to any transfers to or from the "MSO" or any transfers to or from any Holding Account that we make available in connection with the MSO. Please see "About the Market Stabilizer Option(R)" earlier in this prospectus for information about the MSO and the related "Holding Account."


PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

o ADMINISTRATIVE CHARGE. In the first policy year, we deduct $15 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $10 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age
100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $10 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we currently deduct between $0.09 and $0.34 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age
121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

o COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.


Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we may deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current non-guaranteed cost of insurance rates are zero for policy years in which the insured person's attained age is 100 or older. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) II policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) II policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Tables. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.


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For policies with a minimum stated face amount of $25,000 which are issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or rider, our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, under these circumstances, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $100,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.


o MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy's variable investment options and MSO Segments during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1-10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options and MSO Segments.

o LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.


OPTIONAL RIDER CHARGES

If you elect the following riders, the charge for each rider is deducted from your policy account value on the first day of each policy month that the rider is in effect. The rider charges are designed to offset the cost of providing the benefit under the rider. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

o CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

o DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider may be lower than the maximum monthly charges.

o DISABILITY PREMIUM WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the policy reach age 65 and while the rider is in effect. This amount is between $0.01 and $0.60 per $1,000 of initial base policy face amount on a guaranteed basis. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the Option To Purchase Additional Insurance, we will deduct an amount between $0.02 and $0.07 on a guaranteed basis. If you choose the Children's Term Insurance, we will deduct an amount between $0.01 and $0.03 on a guaranteed basis. If you choose the Long Term Care Services(SM) Rider, we will deduct an amount between $0.0009 and $0.02 on a guaranteed basis. These amounts are in addition to the charges for the riders themselves. The current monthly charges for this rider may be lower than the maximum monthly charges.

o LONG TERM CARE SERVICES(SM) RIDER. If you choose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider may be lower than the maximum monthly charges.

o OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the Option To Purchase Additional Insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

o CHARITABLE LEGACY RIDER. There is no additional charge if you choose this rider.

o ENHANCED NO LAPSE GUARANTEE RIDER. There is no additional charge if you choose this rider.

o CASH VALUE PLUS RIDER. If you choose this rider, we deduct $0.04 per $1,000 of your initial base policy face amount from your policy account value each month until the earlier of the end of the eighth policy year or termination of the policy or termination of the rider. The charge for this rider does not vary depending upon the specifics of your policy. The current monthly charge for this rider may be lower than the maximum monthly charge of $0.04 per $1,000 of your initial base policy face amount. You must notify us in writing if you wish to cancel



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this rider. Please see "Appendix IV: Policy variations" later in this prospectus for more information on the charge applicable under the prior version of this rider.

o ADDING THE LIVING BENEFITS RIDER. If you elect the Living Benefits Rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

o EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

MARKET STABILIZER OPTION(R)

There is a current percentage charge of 1.40% of any policy account value allocated to each Segment. We reserve the right to increase or decrease the charge although it will never exceed 2.40%. Of this percentage charge, 0.75% will be deducted on the Segment Start Date from the amount being transferred from the MSO Holding Account into the Segment as an up-front charge ("Variable Index Benefit Charge"), with the remaining 0.65% annual charge (of the current Segment Account Value) being deducted from the policy account on a monthly basis during the Segment Term ("Variable Index Segment Account Charge").



--------------------------------------------------------------------------------
                                  CURRENT NON-   GUARANTEED
           MSO CHARGES             GUARANTEED     MAXIMUM
--------------------------------------------------------------------------------
Variable Index Benefit Charge         0.75%        0.75%
--------------------------------------------------------------------------------
Variable Index Segment Account        0.65%        1.65%
Charge
--------------------------------------------------------------------------------
Total                                 1.40%        2.40%
--------------------------------------------------------------------------------



This fee table applies specifically to the MSO and should be read in conjunction with the "Tables of the policy charges" under "Risk/ benefit summary: charges and expenses you will pay" earlier in this prospectus and also see "Loans" later in this section for information regarding the "spread" you would pay on any policy loan.

The base policy's mortality and expense risk charge and current non-guaranteed Customer Loyalty Credit will also be applicable to a Segment Account Value or any amounts held in the MSO Holding Account. The mortality and expense risk charge is part of the policy monthly charges. Please see "How we deduct policy monthly charges during a Segment Term" for more information. The Customer Loyalty Credit offsets some of the monthly charges.

If a Segment is terminated prior to maturity by policy surrender, or reduced prior to maturity by monthly deductions (if other funds are insufficient) or by loans or a Guideline Premium Force-out as described below, we will refund a proportionate amount of the Variable Index Benefit Charge corresponding to the surrender or reduction and the time remaining until Segment Maturity. The refund will be administered as part of the Early Distribution Adjustment process as described above. This refund will increase your surrender value or remaining Segment Account Value, as appropriate. Please see Appendix II later in this prospectus for an example and further information.

Any portion of a loan allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread (2% for policies with a contract state of New York and Oregon and 5% for other policies).


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o     Management fees.

o     12b-1 fees.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o     Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


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12. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY



--------------------------------------------------------------------------------


This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o     loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:


o     withdrawals

o     tax withholding elections

o     face amount decreases that result from a withdrawal

o changes of allocation percentages for premium payments or monthly deductions

o     surrenders

o     changes of owner

o     changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o     loans

o     transfers among variable investment options

o     assignments

o     termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o     changes in face amount

o     election of paid up death benefit guarantee

o     changes in death benefit option

o     changes of insured person

o     restoration of terminated policies

o     termination of any additional benefit riders you have elected


AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


o If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.


                 MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY  62



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o     If we do not receive your full minimum initial premium at our
      Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we receive your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.


INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.


WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable."


We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

Your policy has the Substitution of Insured Person Rider and after the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.


Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no-lapse guarantee and Long Term Care Services(SM) Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute


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

certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Optimizer(R) II in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Optimizer(R) II policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Optimizer(R) II policy.


FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.


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13. MORE INFORMATION ABOUT OTHER MATTERS



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ABOUT OUR GENERAL ACCOUNT


This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation


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agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.


When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

o     changes of premium allocation percentages

o     changes of address

o     request forms and statements

o to request a policy loan (loan requests cannot be made online by corporate policyholders)

o     enroll for electronic delivery and view statements/documents online

o     to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.


If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable's Interactive Voice Response system, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable's Interactive Voice Response system Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable's Interactive Voice Response system from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable's Interactive Voice Response system if we have reason to believe the instructions given are unauthorized.


If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


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SUICIDE AND CERTAIN MISSTATEMENTS


If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.



CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life Optimizer(R) II from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY


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10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION.   AXA Equitable pays compensation to AXA Advisors
based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year, plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional or a Selling broker-dealer may elect to receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based and asset-based compensation (together, "compensation") to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.10% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of



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the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc. Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC



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Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.

LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.


                                        MORE INFORMATION ABOUT OTHER MATTERS  70

14. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE


--------------------------------------------------------------------------------

The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.

71  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

15. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE



--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2010 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the Market Stabilizer Option(R) (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.


After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


                             INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE  72

16. PERSONALIZED ILLUSTRATIONS



--------------------------------------------------------------------------------


ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2010 (or expected to be incurred in 2011, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2010. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQAT investment options, just the AXA Strategic Allocation investment options, or all investment options. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. An historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the GIO and the MSO that assumes a portion of net premiums allocated to the GIO and MSO.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, we do not charge you for an in-force policy illustration. However, we reserve the right to charge up to $25 for each illustration requested. Appendix I to the prospectus contains an arithmetic hypothetical illustration.



73  PERSONALIZED ILLUSTRATIONS

Appendix I: Hypothetical illustrations



--------------------------------------------------------------------------------
   ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                            AND ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, policy account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A or death benefit option B. The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred elite risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. AXA Equitable is not able to predict the future performance of the investment options. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (1.07)%, 4.87% and 10.81%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.


Tables are provided for each of the two death benefit options. The tables headed "Using Current Charges" assume that the current rates for the following charges deducted by AXA Equitable in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including AXA Equitable's currently planned reduction in the policy's 9th year). The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.65%, and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.42%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

                                      APPENDIX I: HYPOTHETICAL ILLUSTRATIONS I-1

INCENTIVE LIFE OPTIMIZER II
$600,000 FACE AMOUNT


MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS



INITIAL DEATH BENEFIT OPTION IS LEVEL


INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,080*


USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST




------------------------------------------------------------------------------------------------------------------------------------
                                DEATH BENEFIT                       ACCOUNT VALUE                  NET CASH SURRENDER VALUE
                       ------------------------------------------------------------------------------------------------------------
          PREMIUMS        ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
END OF  ACCUMULATED       ANNUAL INVESTMENT RETURN OF:        ANNUAL INVESTMENT RETURN OF:        ANNUAL INVESTMENT RETURN OF:
POLICY AT 5% INTEREST  ------------------------------------------------------------------------------------------------------------
 YEAR     PER YEAR      0% GROSS   6% GROSS  12% GROSS      0% GROSS   6% GROSS  12% GROSS      0% GROSS   6% GROSS  12% GROSS
------------------------------------------------------------------------------------------------------------------------------------
  1     $    6,384     $ 600,000 $  600,000 $   600,000    $   4,456 $    4,756 $     5,056    $       0 $        0 $         0

  2     $   13,087     $ 600,000 $  600,000 $   600,000    $   8,870 $    9,745 $    10,657    $       0 $        0 $       831

  3     $   20,126     $ 600,000 $  600,000 $   600,000    $  13,309 $   15,050 $    16,935    $   3,778 $    5,519 $     7,404

  4     $   27,516     $ 600,000 $  600,000 $   600,000    $  17,654 $   20,556 $    23,823    $   8,754 $   11,657 $    14,923

  5     $   35,276     $ 600,000 $  600,000 $   600,000    $  21,900 $   26,266 $    31,376    $  13,657 $   18,024 $    23,133

  6     $   43,423     $ 600,000 $  600,000 $   600,000    $  26,044 $   32,183 $    39,654    $  18,485 $   24,624 $    32,095

  7     $   51,979     $ 600,000 $  600,000 $   600,000    $  30,094 $   38,321 $    48,736    $  23,588 $   31,815 $    42,230

  8     $   60,962     $ 600,000 $  600,000 $   600,000    $  34,047 $   44,684 $    58,697    $  28,732 $   39,370 $    53,383

  9     $   70,394     $ 600,000 $  600,000 $   600,000    $  38,310 $   51,829 $    70,366    $  34,573 $   48,092 $    66,629

 10     $   80,297     $ 600,000 $  600,000 $   600,000    $  42,516 $   59,319 $    83,307    $  42,516 $   59,319 $    83,307

 15     $  137,758     $ 600,000 $  600,000 $   600,000    $  66,484 $  107,012 $   177,800    $  66,484 $  107,012 $   177,800

 20     $  211,093     $ 600,000 $  600,000 $   600,000    $  88,599 $  167,411 $   337,052    $  88,599 $  167,411 $   337,052

 25     $  304,690     $ 600,000 $  600,000 $   811,276    $ 107,108 $  242,784 $   605,430    $ 107,108 $  242,784 $   605,430

 30     $  424,146     $ 600,000 $  600,000 $ 1,296,518    $ 119,952 $  338,564 $ 1,062,720    $ 119,952 $  338,564 $ 1,062,720

 35     $  576,605     $ 600,000 $  600,000 $ 2,126,925    $ 124,992 $  461,422 $ 1,833,556    $ 124,992 $  461,422 $ 1,833,556

 40     $  771,186     $ 600,000 $  667,390 $ 3,355,254    $ 118,381 $  623,729 $ 3,135,751    $ 118,381 $  623,729 $ 3,135,751

 45     $1,019,526     $ 600,000 $  875,751 $ 5,609,256    $  89,733 $  834,048 $ 5,342,148    $  89,733 $  834,048 $ 5,342,148

 50     $1,336,478     $ 600,000 $1,154,744 $ 9,489,328    $  14,629 $1,099,756 $ 9,037,455    $  14,629 $1,099,756 $ 9,037,455

 55     $1,740,997            ** $1,502,194 $15,925,184           ** $1,430,661 $15,166,842           ** $1,430,661 $15,166,842

 60     $2,257,278            ** $1,873,306 $25,729,970           ** $1,854,759 $25,475,218           ** $1,854,759 $25,475,218

 65     $2,916,199            ** $2,435,678 $43,496,503           ** $2,411,563 $43,065,844           ** $2,411,563 $43,065,844
------------------------------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**    Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


I-2 APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE OPTIMIZER II
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL


INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,080*


USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST




------------------------------------------------------------------------------------------------------------------------------------
                                DEATH BENEFIT                       ACCOUNT VALUE                  NET CASH SURRENDER VALUE
                       ------------------------------------------------------------------------------------------------------------
          PREMIUMS        ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
END OF  ACCUMULATED       ANNUAL INVESTMENT RETURN OF:        ANNUAL INVESTMENT RETURN OF:        ANNUAL INVESTMENT RETURN OF:
POLICY AT 5% INTEREST  ------------------------------------------------------------------------------------------------------------
 YEAR     PER YEAR      0% GROSS   6% GROSS  12% GROSS      0% GROSS   6% GROSS  12% GROSS      0% GROSS   6% GROSS  12% GROSS
------------------------------------------------------------------------------------------------------------------------------------
  1     $    6,384     $ 600,000 $ 600,000  $   600,000    $  3,995  $   4,280  $     4,566    $      0  $       0  $         0

  2     $   13,087     $ 600,000 $ 600,000  $   600,000    $  7,937  $   8,754  $     9,606    $      0  $       0  $         0

  3     $   20,126     $ 600,000 $ 600,000  $   600,000    $ 11,773  $  13,374  $    15,111    $  2,242  $   3,842  $     5,579

  4     $   27,516     $ 600,000 $ 600,000  $   600,000    $ 15,482  $  18,123  $    21,102    $  6,583  $   9,223  $    12,203

  5     $   35,276     $ 600,000 $ 600,000  $   600,000    $ 19,075  $  23,013  $    27,636    $ 10,832  $  14,770  $    19,393

  6     $   43,423     $ 600,000 $ 600,000  $   600,000    $ 22,547  $  28,045  $    34,760    $ 14,987  $  20,486  $    27,201

  7     $   51,979     $ 600,000 $ 600,000  $   600,000    $ 25,884  $  33,207  $    42,516    $ 19,378  $  26,702  $    36,010

  8     $   60,962     $ 600,000 $ 600,000  $   600,000    $ 29,074  $  38,490  $    50,952    $ 23,759  $  33,176  $    45,638

  9     $   70,394     $ 600,000 $ 600,000  $   600,000    $ 32,108  $  43,888  $    60,126    $ 28,371  $  40,150  $    56,389

 10     $   80,297     $ 600,000 $ 600,000  $   600,000    $ 34,974  $  49,390  $    70,097    $ 34,974  $  49,390  $    70,097

 15     $  137,758     $ 600,000 $ 600,000  $   600,000    $ 47,888  $  80,447  $   138,300    $ 47,888  $  80,447  $   138,300

 20     $  211,093     $ 600,000 $ 600,000  $   600,000    $ 56,597  $ 115,853  $   247,660    $ 56,597  $ 115,853  $   247,660

 25     $  304,690     $ 600,000 $ 600,000  $   600,000    $ 57,477  $ 153,320  $   424,627    $ 57,477  $ 153,320  $   424,627

 30     $  424,146     $ 600,000 $ 600,000  $   871,268    $ 46,238  $ 190,516  $   714,154    $ 46,238  $ 190,516  $   714,154

 35     $  576,605     $ 600,000 $ 600,000  $ 1,364,987    $ 14,310  $ 222,498  $ 1,176,713    $ 14,310  $ 222,498  $ 1,176,713

 40     $  771,186            ** $ 600,000  $ 2,053,708          **  $ 241,962  $ 1,919,353          **  $ 241,962  $ 1,919,353

 45     $1,019,526            ** $ 600,000  $ 3,276,437          **  $ 225,840  $ 3,120,416          **  $ 225,840  $ 3,120,416

 50     $1,336,478            ** $ 600,000  $ 5,255,968          **  $ 101,231  $ 5,005,684          **  $ 101,231  $ 5,005,684

 55     $1,740,997            **        **  $ 8,280,573          **         **  $ 7,886,260          **         **  $ 7,886,260

 60     $2,257,278            **        **  $12,574,158          **         **  $12,449,661          **         **  $12,449,661

 65     $2,916,199            **        **  $20,160,175          **         **  $19,960,569          **         **  $19,960,569
------------------------------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**    Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                      APPENDIX I: HYPOTHETICAL ILLUSTRATIONS I-3

INCENTIVE LIFE OPTIMIZER II
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS



INITIAL DEATH BENEFIT OPTION IS INCREASING


INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,860*


USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST



------------------------------------------------------------------------------------------------------------------------------------
                                DEATH BENEFIT                       ACCOUNT VALUE                  NET CASH SURRENDER VALUE
                       ------------------------------------------------------------------------------------------------------------
          PREMIUMS        ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
END OF  ACCUMULATED       ANNUAL INVESTMENT RETURN OF:        ANNUAL INVESTMENT RETURN OF:        ANNUAL INVESTMENT RETURN OF:
POLICY AT 5% INTEREST  ------------------------------------------------------------------------------------------------------------
 YEAR     PER YEAR      0% GROSS   6% GROSS  12% GROSS      0% GROSS   6% GROSS  12% GROSS      0% GROSS   6% GROSS  12% GROSS
------------------------------------------------------------------------------------------------------------------------------------
  1     $    7,203     $ 605,173 $  605,516 $   605,860    $   5,173 $    5,516 $     5,860    $       0 $        0 $         0

  2     $   14,766     $ 610,290 $  611,295 $   612,342    $  10,290 $   11,295 $    12,342    $     464 $    1,469 $     2,516

  3     $   22,707     $ 615,432 $  617,435 $   619,603    $  15,432 $   17,435 $    19,603    $   5,900 $    7,903 $    10,071

  4     $   31,046     $ 620,463 $  623,806 $   627,567    $  20,463 $   23,806 $    27,567    $  11,563 $   14,906 $    18,667

  5     $   39,801     $ 625,381 $  630,413 $   636,299    $  25,381 $   30,413 $    36,299    $  17,138 $   22,170 $    28,056

  6     $   48,994     $ 630,181 $  637,259 $   645,867    $  30,181 $   37,259 $    45,867    $  22,622 $   29,699 $    38,308

  7     $   58,647     $ 634,872 $  644,358 $   656,361    $  34,872 $   44,358 $    56,361    $  28,366 $   37,852 $    49,856

  8     $   68,782     $ 639,449 $  651,716 $   667,866    $  39,449 $   51,716 $    67,866    $  34,135 $   46,402 $    62,552

  9     $   79,424     $ 644,385 $  659,975 $   681,337    $  44,385 $   59,975 $    81,337    $  40,648 $   56,238 $    77,600

 10     $   90,599     $ 649,254 $  668,629 $   696,270    $  49,254 $   68,629 $    96,270    $  49,254 $   68,629 $    96,270

 15     $  155,430     $ 676,360 $  722,921 $   804,213    $  76,360 $  122,921 $   204,213    $  76,360 $  122,921 $   204,213

 20     $  238,174     $ 701,247 $  791,257 $   984,961    $ 101,247 $  191,257 $   384,961    $ 101,247 $  191,257 $   384,961

 25     $  343,778     $ 721,719 $  875,025 $ 1,285,703    $ 121,719 $  275,025 $   685,703    $ 121,719 $  275,025 $   685,703

 30     $  478,559     $ 734,946 $  976,659 $ 1,792,324    $ 134,946 $  376,659 $ 1,192,324    $ 134,946 $  376,659 $ 1,192,324

 35     $  650,577     $ 738,133 $1,096,782 $ 2,640,895    $ 138,133 $  496,782 $ 2,040,895    $ 138,133 $  496,782 $ 2,040,895

 40     $  870,121     $ 726,719 $1,235,245 $ 4,064,638    $ 126,719 $  635,245 $ 3,464,638    $ 126,719 $  635,245 $ 3,464,638

 45     $1,150,320     $ 689,857 $1,384,285 $ 6,451,205    $  89,857 $  784,285 $ 5,851,205    $  89,857 $  784,285 $ 5,851,205

 50     $1,507,934     $ 607,764 $1,523,176 $10,447,407    $   7,764 $  923,176 $ 9,847,407    $   7,764 $  923,176 $ 9,847,407

 55     $1,964,349            ** $1,617,915 $17,344,737           ** $1,017,915 $16,518,797           ** $1,017,915 $16,518,797

 60     $2,546,864            ** $1,625,764 $28,292,790           ** $1,025,764 $27,692,790           ** $1,025,764 $27,692,790

 65     $3,290,316            ** $1,510,386 $47,206,977           ** $  910,386 $46,606,977           ** $  910,386 $46,606,977
------------------------------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**    Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


I-4 APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE OPTIMIZER II
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS



INITIAL DEATH BENEFIT OPTION IS INCREASING


INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,860*


USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST



------------------------------------------------------------------------------------------------------------------------------------
                                DEATH BENEFIT                       ACCOUNT VALUE                  NET CASH SURRENDER VALUE
                       ------------------------------------------------------------------------------------------------------------
          PREMIUMS        ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
END OF  ACCUMULATED       ANNUAL INVESTMENT RETURN OF:        ANNUAL INVESTMENT RETURN OF:        ANNUAL INVESTMENT RETURN OF:
POLICY AT 5% INTEREST  ------------------------------------------------------------------------------------------------------------
 YEAR     PER YEAR      0% GROSS   6% GROSS  12% GROSS      0% GROSS   6% GROSS  12% GROSS      0% GROSS   6% GROSS  12% GROSS
------------------------------------------------------------------------------------------------------------------------------------
  1     $    7,203     $ 604,708 $ 605,036  $   605,364    $  4,708  $   5,036  $     5,364    $      0  $       0  $         0

  2     $   14,766     $ 609,343 $ 610,288  $   611,274    $  9,343  $  10,288  $    11,274    $      0  $     463  $     1,448

  3     $   22,707     $ 613,853 $ 615,712  $   617,726    $ 13,853  $  15,712  $    17,726    $  4,322  $   6,180  $     8,195

  4     $   31,046     $ 618,217 $ 621,287  $   624,748    $ 18,217  $  21,287  $    24,748    $  9,318  $  12,387  $    15,848

  5     $   39,801     $ 622,444 $ 627,027  $   632,401    $ 22,444  $  27,027  $    32,401    $ 14,202  $  18,784  $    24,158

  6     $   48,994     $ 626,531 $ 632,931  $   640,739    $ 26,531  $  32,931  $    40,739    $ 18,972  $  25,372  $    33,180

  7     $   58,647     $ 630,462 $ 638,988  $   649,812    $ 30,462  $  38,988  $    49,812    $ 23,957  $  32,482  $    43,306

  8     $   68,782     $ 634,224 $ 645,185  $   659,670    $ 34,224  $  45,185  $    59,670    $ 28,910  $  39,870  $    54,356

  9     $   79,424     $ 637,808 $ 651,514  $   670,378    $ 37,808  $  51,514  $    70,378    $ 34,071  $  47,777  $    66,641

 10     $   90,599     $ 641,199 $ 657,964  $   682,000    $ 41,199  $  57,964  $    82,000    $ 41,199  $  57,964  $    82,000

 15     $  155,430     $ 656,546 $ 694,199  $   760,851    $ 56,546  $  94,199  $   160,851    $ 56,546  $  94,199  $   160,851

 20     $  238,174     $ 667,009 $ 734,781  $   884,496    $ 67,009  $ 134,781  $   284,496    $ 67,009  $ 134,781  $   284,496

 25     $  343,778     $ 668,602 $ 775,702  $ 1,075,318    $ 68,602  $ 175,702  $   475,318    $ 68,602  $ 175,702  $   475,318

 30     $  478,559     $ 656,968 $ 811,345  $ 1,369,142    $ 56,968  $ 211,345  $   769,142    $ 56,968  $ 211,345  $   769,142

 35     $  650,577     $ 624,629 $ 830,510  $ 1,819,164    $ 24,629  $ 230,510  $ 1,219,164    $ 24,629  $ 230,510  $ 1,219,164

 40     $  870,121            ** $ 816,313  $ 2,509,123          **  $ 216,313  $ 1,909,123          **  $ 216,313  $ 1,909,123

 45     $1,150,320            ** $ 730,412  $ 3,555,087          **  $ 130,412  $ 2,955,087          **  $ 130,412  $ 2,955,087

 50     $1,507,934            **        **  $ 5,116,895          **         **  $ 4,516,895          **         **  $ 4,516,895

 55     $1,964,349            **        **  $ 7,423,619          **         **  $ 6,823,619          **         **  $ 6,823,619

 60     $2,546,864            **        **  $10,833,300          **         **  $10,233,300          **         **  $10,233,300

 65     $3,290,316            **        **  $15,949,907          **         **  $15,349,907          **         **  $15,349,907
------------------------------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**    Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                      APPENDIX I: HYPOTHETICAL ILLUSTRATIONS I-5

Appendix II: MSO Early Distribution Adjustment Examples



--------------------------------------------------------------------------------
              HYPOTHETICAL EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

A. EXAMPLES OF EARLY DISTRIBUTION ADJUSTMENT TO DETERMINE SEGMENT DISTRIBUTION VALUE

The following examples represent a policy owner who has invested in both Segments 1 and 2. They are meant to show how much value is available to a policy owner when there is a full surrender of the policy by the policy owner or other full distribution from these Segments as well as the impact of Early Distribution Adjustments on these Segments. The date of such hypothetical surrender or distribution is the Valuation Date specified below and, on that date, the examples assume 9 months remain until Segment 1's maturity date and 3 months remain until Segment 2's maturity date.

Explanation of formulas and derivation of Put Option Factors is provided in notes (1)-(3) below.



------------------------------------------------------------------------------------------------------------------------------------
       DIVISION OF MSO INTO                      SEGMENT 1                                    SEGMENT 2
            SEGMENTS                   (DISTRIBUTION AFTER 3 MONTHS)                (DISTRIBUTION AFTER 9 MONTHS)         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Start Date                          3rd Friday of July, Calendar Year Y        3rd Friday of January, Calendar Year Y
------------------------------------------------------------------------------------------------------------------------------------
Maturity Date                      3rd Friday of July, Calendar Year Y+1      3rd Friday of January, Calendar Year Y+1
------------------------------------------------------------------------------------------------------------------------------------
Segment Term                                      1 year                                       1 year
------------------------------------------------------------------------------------------------------------------------------------
Valuation Date                    3rd Friday of October, Calendar Year Y       3rd Friday of October, Calendar Year Y
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SEGMENT ACCOUNT                            1,000                                        1,000                     2,000
------------------------------------------------------------------------------------------------------------------------------------
Variable Index Benefit Charge                      0.75%                                        0.75%
------------------------------------------------------------------------------------------------------------------------------------
Remaining Segment Term              9 months / 12 months = 9/12 = 0.75           3 months / 12 months = 3/12 = 0.25
------------------------------------------------------------------------------------------------------------------------------------

EXAMPLE I - THE INDEX IS DOWN 10% AT THE TIME OF THE EARLY DISTRIBUTION
ADJUSTMENT



------------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN INDEX VALUE                            -10%                                         -10%                      TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Put Option Factor                                0.020673                                     0.003425
------------------------------------------------------------------------------------------------------------------------------------
                               Put Option Component:                         Put Option Component:
                               1000 * 0.020673 = 20.67                       1000 * 0.003425 = 3.43

                               Charge Refund Component:                      Charge Refund Component:
                               1000 * 0.75 * (0.0075 / (1 - 0.0075)) = 5.67  1000 * 0.25 * (0.0075 / (1 - 0.0075)) = 1.89

                               Total EDA:                                    Total EDA:
                               20.67 - 5.67 = 15.00                          3.43 - 1.89 = 1.54
Early Distribution Adjustment                                                                                             16.54
------------------------------------------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE                 1000 - 15.00 = 985.00                        1000 - 1.54 = 998.46            1,983.46
------------------------------------------------------------------------------------------------------------------------------------
% change in principal due to                      -2.067%                                      -0.343%
the Put Option Component
------------------------------------------------------------------------------------------------------------------------------------
% change in principal due to                      0.567%                                       0.189%
the Charge Refund Component
------------------------------------------------------------------------------------------------------------------------------------
Total % change in Segment                         -1.50%                                       -0.15%
Account Value due to the EDA
------------------------------------------------------------------------------------------------------------------------------------


II-1 APPENDIX II: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

EXAMPLE II - THE INDEX IS UP 10% AT THE TIME OF THE EARLY DISTRIBUTION
ADJUSTMENT


------------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN INDEX VALUE                             10%                                          10%                      TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Put Option Factor                                0.003229                                     0.000037
------------------------------------------------------------------------------------------------------------------------------------
                                Put Option Component:                        Put Option Component:
                                1000 * 0.003229 = 3.23                       1000 * 0.000037 = 0.04

                                Charge Refund Component:                     Charge Refund Component:
                                1000 * 0.75 * (0.0075 / (1 - 0.0075)) = 5.67 1000 * 0.25 * (0.0075 / (1 - 0.0075)) = 1.89

                                Total EDA:                                   Total EDA:
                                3.23 - 5.67 = -2.44                          0.04 - 1.89 = -1.85
Early Distribution Adjustment                                                                                            -4.29
------------------------------------------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE               1000 - (-2.44) = 1002.44                     1000 - (-1.85) = 1001.85          2,004.29
------------------------------------------------------------------------------------------------------------------------------------
% change in principal due to                      -0.323%                                      -.004%
the Put Option Component
------------------------------------------------------------------------------------------------------------------------------------
% change in principal due to                      0.567%                                       0.189%
the Charge Refund Component
------------------------------------------------------------------------------------------------------------------------------------
Total % change in Segment                         0.244%                                       0.185%
Account Value due to the EDA
------------------------------------------------------------------------------------------------------------------------------------

EXAMPLE III - THE INDEX IS DOWN 40% AT THE TIME OF THE EARLY DISTRIBUTION ADJUSTMENT


------------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN INDEX VALUE                            -40%                                         -40%                      TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Put Option Factor                                0.163397                                     0.152132
------------------------------------------------------------------------------------------------------------------------------------
                                Put Option Component:                          Put Option Component:
                                1000 * 0.163397 = 163.40                       1000 * 0.152132 = 152.13

                                Charge Refund Component:                       Charge Refund Component:
                                1000 * 0.75 * (0.0075 / (1 - 0.0075)) = 5.67   1000 * 0.25 * (0.0075 / (1 - 0.0075)) = 1.89

                                Total EDA:                                     Total EDA:
                                163.40 - 5.67 = 157.73                         152.13 - 1.89 = 150.24
Early Distribution Adjustment                                                                                            307.97
------------------------------------------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE                1000 - 157.73 = 842.27                       1000 - 150.24 = 849.76           1,692.03
------------------------------------------------------------------------------------------------------------------------------------
% change in principal due to                      -16.34%                                     -15.213%
the Put Option Component
------------------------------------------------------------------------------------------------------------------------------------
% change in principal due to                      0.567%                                       0.189%
the Charge Refund Component
------------------------------------------------------------------------------------------------------------------------------------
Total % change in Segment                        -15.773%                                     -15.024%
Account Value due to the EDA
------------------------------------------------------------------------------------------------------------------------------------


                    APPENDIX II: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES II-2

EXAMPLE IV - THE INDEX IS UP 40% AT THE TIME OF THE EARLY DISTRIBUTION
ADJUSTMENT


------------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN INDEX VALUE                             40%                                          40%                    TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Put Option Factor                                0.000140                                     0.000000
------------------------------------------------------------------------------------------------------------------------------------
                                Put Option Component:                          Put Option Component:
                                1000 * 0.000140 = 0.14                         1000 * .000000 = 0.00

                                Charge Refund Component:                       Charge Refund Component:
                                1000 * 0.75 * (0.0075 / (1 - 0.0075)) = 5.67   1000 * 0.25 * (0.0075 / (1 - 0.0075)) = 1.89

                                Total EDA:                                     Total EDA:
                                0.14 - 5.67 = -5.53                            0.00 - 1.89 = -1.89
Early Distribution Adjustment                                                                                            -7.42
------------------------------------------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE               1000 - (-5.53) = 1005.53                     1000 - (-1.89) = 1001.89          2,007.42
------------------------------------------------------------------------------------------------------------------------------------
% change in principal due to                      -0.014%                                        0%
the Put Option Component
------------------------------------------------------------------------------------------------------------------------------------
% change in principal due to                      0.567%                                       0.189%
the Charge Refund Component
------------------------------------------------------------------------------------------------------------------------------------
Total % change in Segment                         0.553%                                       0.189%
Account Value due to the EDA
------------------------------------------------------------------------------------------------------------------------------------

(1) Early Distribution Adjustment = (Segment Account Value) x [ (Put Option Factor) - (Number of days between Valuation Date and Maturity Date) /( Number of days between Start Date and Maturity Date) x ( 0.0075 / (1 - 0.0075) )]. The denominator of the charge refund component of this formula, i.e. , "(1-0.0075)," is an adjustment that is necessary in order for the pro-rata refund of the Variable Index Benefit Charge to be based on the gross amount on which that charge was paid by the policy owner on the Segment Start Date.

(2) Segment Distribution Value = (Segment Account Value) - (Early Distribution Adjustment).

(3) Derivation of Put Option Factor: In practice, the Put Option Factor will be calculated based on a Black Scholes model, with input values which are consistent with current market prices. We will utilize implied volatility quotes - the standard measure used by the market to quote option prices - as an input to a Black Scholes model in order to derive the estimated market prices. The input values to the Black Scholes model that have been utilized to generate the hypothetical examples above are as follows: (1) Implied volatility - 25%; (2) Libor rate corresponding to remainder of segment term - 1.09% annually; (3) Index dividend yield - 2% annually.


B. EXAMPLE OF AN EARLY DISTRIBUTION ADJUSTMENT CORRESPONDING TO A LOAN ALLOCATED TO SEGMENTS, FOR THE SEGMENT DISTRIBUTION VALUES AND SEGMENT ACCOUNT VALUES LISTED ABOVE FOR A CHANGE IN INDEX VALUE OF -40%

This example is meant to show the effect on a policy if, rather than a full distribution, you took a loan in the circumstances outlined in Example III above when the Index is down 40%. Thus the policy owner is assumed to have an initial Segment Account Value of 1,000 in each of Segment 1 and Segment 2. It is also assumed that 9 months remain until Segment 1's maturity date and 3 months remain until Segment 2's maturity date.

Loan Amount: 750
Loan Date: 3rd Friday of October, Calendar Year Y

Explanation of formulas is provided in notes (a) -(d) below.

THE INDEX IS DOWN 40% AT THE TIME OF THE EARLY DISTRIBUTION ADJUSTMENT



-------------------------------------------------------------------------------
 CHANGE IN INDEX VALUE                  -40%            -40%           TOTAL
-------------------------------------------------------------------------------
Segment Account Value before          1,000.00        1,000.00       2,000.00
Loan
-------------------------------------------------------------------------------
Loan Allocation(a)                     373.34          376.66         750.00
-------------------------------------------------------------------------------
Early Distribution Adjustment(b)        69.91           66.59         136.55
-------------------------------------------------------------------------------
Segment Account Value after            556.73          556.72        1,113.45
Loan(c)
-------------------------------------------------------------------------------
Segment Distribution Value             468.93          473.10         942.03
after Loan(d)
-------------------------------------------------------------------------------


II-3 APPENDIX II: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

(a) When more than one Segment is being used, we would allocate the loan between the Segments proportionately to the Segment Distribution Value in each. We take the Segment Distribution Value of each Segment (shown in Example III above) and divide it by the total Segment Distribution Values for Segments 1 and 2. This gives us the proportionate amount of the loan that should be allocated to each Segment. For example, for Segment 1, that would be 750 x (842.27/1,692.03) = 373.34.

(b) This is the Early Distribution Adjustment that would be deducted from each Segment, as a result of the loan, based on the amount of the loan that is allocated to that Segment. It is equal to a percentage of the Early Distribution Adjustment that would apply if a full distribution from the Segment were being made, rather than only a partial distribution. This percentage would be 44.32545% for Segment 1 in this example: i.e., 373.34 (the amount of reduction in Segment Distribution Value as a result of the loan) divided by 842.27 (the Segment Distribution Value before the loan). Thus, the Early Distribution Adjustment that is deducted for Segment 1 due to the loan in this example would be 69.91 (i.e., 44.32545% of the 157.73 Early Distribution adjustment shown in Example III above that would apply if a full rather than only a partial distribution from the Segment were being made). Of this 69.91, 72.43 would be attributable to the Put Option Component and -2.51 would be attributable to the Charge Refund Component (which are calculated by applying 44.32545% to the 163.40 Put Option Component and the 5.67 Charge Refund Component shown in Example III). Similarly, the Early Distribution Adjustment deducted as a result of the loan from Segment 2 would be 66.59, of which 67.43 would be attributable to the Put Option Component and -0.84 would be attributable to the Charge Refund Component.

(c) The Segment Account Value after Loan represents the Segment Account Value before Loan minus the Loan Allocation and the Early Distribution Adjustment. For example, for Segment 1, that would be 1,000 - 373.34 -
      69.93 = 556.73.

(d) Segment Distribution Value after Loan represents the amount a policy owner would receive from a Segment if they decided to surrender their policy immediately after this loan transaction. We would take the pre-loan Segment Distribution Value (shown in Example III above) and subtract the Loan Allocation. For example, for Segment 1, that would be 842.27 - 373.34 = 468.93.


                    APPENDIX II: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES II-4

Appendix III: Calculating the alternate death benefit



--------------------------------------------------------------------------------
USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount ($100,000) on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

--------------------------------------------------------------------------------
                                              POLICY 1      POLICY 2
--------------------------------------------------------------------------------
  Face Amount                                 $100,000      $100,000

  Policy Account Value on the Date of Death    $35,000       $85,000

  Death Benefit Percentage                      120%          120%

  Death Benefit under Option A                $100,000      $102,000

  Death Benefit under Option B                $135,000      $185,000
--------------------------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on ($100,000) the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).


--------------------------------------------------------------------------------
                                              POLICY 1      POLICY 2
--------------------------------------------------------------------------------
  Face Amount                                 $100,000      $100,000

  Policy Account Value on the Date of Death    $35,000       $85,000

  Death Benefit Percentage                     185.7%        185.7%

  Death Benefit under Option A                $100,000      $157,845

  Death Benefit under Option B                $135,000      $185,000
-------------------------------------------------------------------------------


III-1 APPENDIX III: CALCULATING THE ALTERNATE DEATH BENEFIT

Appendix IV: Policy variations



--------------------------------------------------------------------------------
You should note that your policy's options, features and charges may vary from what is described in this prospectus depending on the approximate date on which your purchased your policy. You may not be able to change your policy or its features after issue. This Appendix reflects policy variations that differ from what is described in this prospectus but may have been in effect at the time your policy was issued. If you purchased your policy during the "Approximate Time Period" below, the noted variation may apply to you.

For more information about particular options, features and charges available under your policy based on when you purchased it, please contact your financial professional and/or refer to your policy.



------------------------------------------------------------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD      FEATURE                                         VARIATION
------------------------------------------------------------------------------------------------------------------------------------
June 28, 2010 - May 1, 2011   Cash Value Plus Rider (rider form no. R07-80    This rider is no longer available for purchase. If
                              or state variation)                             you elected this rider when you purchased your
                                                                              contract, your policy had to have a minimum
                                                                              face amount of $1 million with an initial annu-
                                                                              alized planned periodic premium of at least
                                                                              $ 50,000.

                                                                              If this rider was elected, there was a one-time
                                                                              charge of $250 deducted in a lump sum from
                                                                              the initial net premium, after deduction of the
                                                                              premium charge.

                                                                              The rider will terminate on the earliest of the
                                                                              following dates: 1) The end of the eighth policy
                                                                              year; or 2) The date the policy ends without
                                                                              value at the end of the Grace Period or other-
                                                                              wise terminates.

                                                                              If the policy is surrendered in full while the
                                                                              rider is in effect, any refund of the premium
                                                                              charge and reduction in the surrender charge
                                                                              will not be subject to a cumulative premium-
                                                                              based cap on the rider benefits.
------------------------------------------------------------------------------------------------------------------------------------




                                             APPENDIX IV: POLICY VARIATIONS IV-1

Requesting more information




--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2011, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                         PAGE
Who is AXA Equitable?                                                       2
Ways we pay policy proceeds                                                 2
Distribution of the policies                                                2
Underwriting a policy                                                       2
Insurance regulation that applies to AXA Equitable                          2
Custodian and independent registered public accounting firm                 2
Financial statements                                                        2


                                                                      811-04335

Incentive Life Optimizer(R)
Incentive Life Optimizer(R) II

Flexible premium variable life insurance policies issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.

STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2011


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life Optimizer(R) or Incentive Life Optimizer(R) II prospectus, as applicable, dated May 1, 2011. The prospectus provides detailed information concerning the policy, information about the MSO (Incentive Life Optimizer II only), the variable investment options, and the guaranteed interest option that fund the policy. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP.

Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of the prospectus is available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 and requesting through our AXA Equitable VOICE IT interactive telephone, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                         2
Ways we pay policy proceeds                                   2
Distribution of the policies                                  2
Underwriting a policy                                         2
Insurance regulation that applies to AXA Equitable            2
Custodian and independent registered public accounting firm   2
Financial statements                                          2



Copyright 2011. AXA Equitable Life Insurance Company, New York, New York 10104.

                All rights reserved. Incentive Life Optimizer(R) is a registered service mark of AXA Equitable Life Insurance Company.



                                                                          e13486

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.


DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2010, 2009 and 2008, AXA Advisors was paid an administrative services fee of $325,380. AXA Equitable paid AXA Advisors as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $576,147,169 in 2010, $557,277,070 in 2009 and $677,871,467 in 2008. Of these,
AXA Advisors retained $364,376,758, $306,063,542 and $356,304,358, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors (or EDI, as applicable) as the distributor of certain contracts, including these policies, and as the principal underwriter of several AXA Equitable's separate accounts, including Separate Account FP, $399,625,078 in 2010, $429,091,474 in 2009 and $750,235,874 in
2008. Of these, AXA Distributors (or EDI, as applicable) retained $10,963,063, $40,223,293 and $81,519,894, respectively.



UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period ended December 31, 2010, and the consolidated financial statements of AXA Equitable at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2010.................A-3
   Statements of Operations for the Year Ended December 31, 2010..........A-37
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2010 and 2009...........................................A-56
   Notes to Financial Statements..........................................A-89


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................F-2
   Consolidated Statements of Earnings (Loss), Years Ended
     December 31, 2010, 2009 and 2008......................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.........................................................F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2010, 2009 and 2008......................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.........................................................F-7
   Notes to Consolidated Financial Statements..............................F-9

                                      A-1
                                                                          e13343

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP, as listed in Note 1 to such financial statements, at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                                             AMERICAN
                                                             ALL ASSET      CENTURY VP    AXA AGGRESSIVE
                                                            ALLOCATION*   MID CAP VALUE     ALLOCATION*
                                                           ------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $1,659,811     $11,195,425     $128,783,916
Receivable for The Trusts shares sold.....................          --              --           38,038
Receivable for policy-related transactions................      34,562           4,427               --
                                                            ----------     -----------     ------------
  Total assets............................................   1,694,373      11,199,852      128,821,954
                                                            ----------     -----------     ------------
LIABILITIES:
Payable for The Trusts shares purchased...................      34,551           4,402               --
Payable for policy-related transactions...................          --              --           92,284
                                                            ----------     -----------     ------------
  Total liabilities.......................................      34,551           4,402           92,284
                                                            ----------     -----------     ------------
NET ASSETS................................................  $1,659,822     $11,195,450     $128,729,670
                                                            ==========     ===========     ============
NET ASSETS:
Accumulation Units........................................   1,659,822      11,195,450      128,659,724
Accumulation nonunitized..................................          --              --               --
Retained by AXA Equitable in Separate Account FP..........          --              --           69,946
                                                            ----------     -----------     ------------
TOTAL NET ASSETS..........................................  $1,659,822     $11,195,450     $128,729,670
                                                            ==========     ===========     ============
Investments in shares of The Trusts, at cost..............  $1,629,740     $10,503,802     $130,804,628
The Trusts shares held
 Class A..................................................          --              --        7,349,906
 Class B..................................................      89,700              --        5,492,005
 Class II.................................................          --         791,756               --



                                                            AXA BALANCED   AXA CONSERVATIVE   AXA CONSERVATIVE
                                                              STRATEGY*       ALLOCATION*     GROWTH STRATEGY*
                                                           -------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $1,657,346       $29,224,614         $505,622
Receivable for The Trusts shares sold.....................           --                --               --
Receivable for policy-related transactions................       17,133           209,751           12,109
                                                             ----------       -----------         --------
  Total assets............................................    1,674,479        29,434,365          517,731
                                                             ----------       -----------         --------
LIABILITIES:
Payable for The Trusts shares purchased...................       17,133           209,751           12,109
Payable for policy-related transactions...................           --                --               --
                                                             ----------       -----------         --------
  Total liabilities.......................................       17,133           209,751           12,109
                                                             ----------       -----------         --------
NET ASSETS................................................   $1,657,346       $29,224,614         $505,622
                                                             ==========       ===========         ========
NET ASSETS:
Accumulation Units........................................    1,657,346        29,222,076          505,622
Accumulation nonunitized..................................           --                --               --
Retained by AXA Equitable in Separate Account FP..........           --             2,538               --
                                                             ----------       -----------         --------
TOTAL NET ASSETS..........................................   $1,657,346       $29,224,614         $505,622
                                                             ==========       ===========         ========
Investments in shares of The Trusts, at cost..............   $1,620,980       $29,844,914         $498,775
The Trusts shares held
 Class A..................................................           --         2,141,789               --
 Class B..................................................      135,094           915,442           42,145
 Class II.................................................           --                --               --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            AXA CONSERVATIVE  AXA CONSERVATIVE-PLUS   AXA GROWTH
                                                               STRATEGY*           ALLOCATION*         STRATEGY*
                                                           ----------------- ----------------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $695,778           $37,969,446        $2,171,913
Receivable for The Trusts shares sold.....................            --                    --                --
Receivable for policy-related transactions................            --                79,552            10,182
                                                                --------           -----------        ----------
  Total assets............................................       695,778            38,048,998         2,182,095
                                                                --------           -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................            --                79,552            10,182
Payable for policy-related transactions...................            --                    --                --
                                                                --------           -----------        ----------
  Total liabilities.......................................            --                79,552            10,182
                                                                --------           -----------        ----------
NET ASSETS................................................      $695,778           $37,969,446        $2,171,913
                                                                ========           ===========        ==========
NET ASSETS:
Accumulation Units........................................       695,778            37,966,709         2,171,913
Accumulation nonunitized..................................            --                    --                --
Retained by AXA Equitable in Separate Account FP..........            --                 2,737                --
                                                                --------           -----------        ----------
TOTAL NET ASSETS..........................................      $695,778           $37,969,446        $2,171,913
                                                                ========           ===========        ==========
Investments in shares of The Trusts, at cost..............      $698,963           $37,794,125        $2,086,241
The Trusts shares held
 Class A..................................................            --             2,605,813                --
 Class B..................................................        62,063             1,342,682           166,119



                                                              AXA MODERATE      AXA MODERATE     AXA MODERATE-PLUS
                                                              ALLOCATION*     GROWTH STRATEGY*      ALLOCATION*
                                                           ----------------- ------------------ -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $1,176,451,057       $10,098,177        $395,706,831
Receivable for The Trusts shares sold.....................         162,875                --              99,160
Receivable for policy-related transactions................              --            38,040                  --
                                                            --------------       -----------        ------------
  Total assets............................................   1,176,613,932        10,136,217         395,805,991
                                                            --------------       -----------        ------------
LIABILITIES:
Payable for The Trusts shares purchased...................              --            38,040                  --
Payable for policy-related transactions...................         238,950                --             131,331
                                                            --------------       -----------        ------------
  Total liabilities.......................................         238,950            38,040             131,331
                                                            --------------       -----------        ------------
NET ASSETS................................................  $1,176,374,982       $10,098,177        $395,674,660
                                                            ==============       ===========        ============
NET ASSETS:
Accumulation Units........................................   1,172,957,324        10,098,177         395,640,516
Accumulation nonunitized..................................       3,252,945                --                  --
Retained by AXA Equitable in Separate Account FP..........         164,713                --              34,144
                                                            --------------       -----------        ------------
TOTAL NET ASSETS..........................................  $1,176,374,982       $10,098,177        $395,674,660
                                                            ==============       ===========        ============
Investments in shares of The Trusts, at cost..............  $1,214,053,019       $ 9,467,598        $429,142,569
The Trusts shares held
 Class A..................................................      76,873,878                --          21,904,127
 Class B..................................................      10,631,623           782,840          16,297,217

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             AXA TACTICAL   AXA TACTICAL   AXA TACTICAL
                                                            MANAGER 2000*   MANAGER 400*   MANAGER 500*
                                                           --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $594,131       $804,340       $617,712
Receivable for The Trusts shares sold.....................           --             --             14
Receivable for policy-related transactions................          828            855             --
                                                               --------       --------       --------
  Total assets............................................      594,959        805,195        617,726
                                                               --------       --------       --------
LIABILITIES:
Payable for The Trusts shares purchased...................          821            844             --
Payable for policy-related transactions...................           --             --              8
                                                               --------       --------       --------
  Total liabilities.......................................          821            844              8
                                                               --------       --------       --------
NET ASSETS................................................     $594,138       $804,351       $617,718
                                                               ========       ========       ========
NET ASSETS:
Accumulation Units........................................      594,138        804,351        617,718
Accumulation nonunitized..................................           --             --             --
Retained by AXA Equitable in Separate Account FP..........           --             --             --
                                                               --------       --------       --------
TOTAL NET ASSETS..........................................     $594,138       $804,351       $617,718
                                                               ========       ========       ========
Investments in shares of The Trusts, at cost..............     $559,118       $722,025       $564,014
The Trusts shares held
 Class A..................................................           --             --             --
 Class B..................................................       39,010         52,456         45,121
 Class III................................................           --             --             --



                                                                              BLACKROCK
                                                             AXA TACTICAL      GLOBAL
                                                                MANAGER      ALLOCATION   EQ/ALLIANCEBERNSTEIN
                                                            INTERNATIONAL*    V.I. FUND      INTERNATIONAL*
                                                           ---------------- ------------ ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $524,131      $1,391,944       $412,017,501
Receivable for The Trusts shares sold.....................           --          77,749            611,864
Receivable for policy-related transactions................        4,320              --             26,951
                                                               --------      ----------       ------------
  Total assets............................................      528,451       1,469,693        412,656,316
                                                               --------      ----------       ------------
LIABILITIES:
Payable for The Trusts shares purchased...................        4,314              --                 --
Payable for policy-related transactions...................           --          77,749            611,515
                                                               --------      ----------       ------------
  Total liabilities.......................................        4,314          77,749            611,515
                                                               --------      ----------       ------------
NET ASSETS................................................     $524,137      $1,391,944       $412,044,801
                                                               ========      ==========       ============
NET ASSETS:
Accumulation Units........................................      524,137       1,391,944        411,383,967
Accumulation nonunitized..................................           --              --            468,220
Retained by AXA Equitable in Separate Account FP..........           --              --            192,614
                                                               --------      ----------       ------------
TOTAL NET ASSETS..........................................     $524,137      $1,391,944       $412,044,801
                                                               ========      ==========       ============
Investments in shares of The Trusts, at cost..............     $505,781      $1,367,454       $470,169,783
The Trusts shares held
 Class A..................................................           --              --         41,653,326
 Class B..................................................       41,219              --          6,374,602
 Class III................................................           --          96,062                 --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                           EQ/ALLIANCEBERNSTEIN       EQ/BLACKROCK
                                                             SMALL CAP GROWTH*    BASIC VALUE EQUITY*
                                                          ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......      $202,238,681           $189,232,605
Receivable for The Trusts shares sold....................           190,614              1,009,875
Receivable for policy-related transactions...............                --                     --
                                                               ------------           ------------
  Total assets...........................................       202,429,295            190,242,480
                                                               ------------           ------------
LIABILITIES:
Payable for The Trusts shares purchased..................                --                     --
Payable for policy-related transactions..................           131,560              1,012,223
                                                               ------------           ------------
  Total liabilities......................................           131,560              1,012,223
                                                               ------------           ------------
NET ASSETS...............................................      $202,297,735           $189,230,257
                                                               ============           ============
NET ASSETS:
Accumulation Units.......................................       202,242,598            189,186,481
Accumulation nonunitized.................................                --                     --
Retained by AXA Equitable in Separate Account FP.........            55,137                 43,776
                                                               ------------           ------------
TOTAL NET ASSETS.........................................      $202,297,735           $189,230,257
                                                               ============           ============
Investments in shares of The Trusts, at cost.............      $170,669,269           $188,250,598
The Trusts shares held
 Class A.................................................         8,913,075              2,073,700
 Class B.................................................         3,505,329             11,759,126



                                                            EQ/BLACKROCK                         EQ/CALVERT
                                                           INTERNATIONAL   EQ/BOSTON ADVISORS     SOCIALLY        EQ/CAPITAL
                                                               VALUE*        EQUITY INCOME*     RESPONSIBLE*   GUARDIAN GROWTH*
                                                          --------------- -------------------- -------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.......  $128,831,973        $11,398,345        $726,415        $5,178,094
Receivable for The Trusts shares sold....................       652,392                 --              --            10,255
Receivable for policy-related transactions...............            --             11,860             998                --
                                                           ------------        -----------        --------        ----------
  Total assets...........................................   129,484,365         11,410,205         727,413         5,188,349
                                                           ------------        -----------        --------        ----------
LIABILITIES:
Payable for The Trusts shares purchased..................            --              9,389             294                --
Payable for policy-related transactions..................       654,853                 --              --            10,255
                                                           ------------        -----------        --------        ----------
  Total liabilities......................................       654,853              9,389             294            10,255
                                                           ------------        -----------        --------        ----------
NET ASSETS...............................................  $128,829,512        $11,400,816        $727,119        $5,178,094
                                                           ============        ===========        ========        ==========
NET ASSETS:
Accumulation Units.......................................   128,750,805         11,397,951         650,312         5,150,783
Accumulation nonunitized.................................            --                 --              --                --
Retained by AXA Equitable in Separate Account FP.........        78,707              2,865          76,807            27,311
                                                           ------------        -----------        --------        ----------
TOTAL NET ASSETS.........................................  $128,829,512        $11,400,816        $727,119        $5,178,094
                                                           ============        ===========        ========        ==========
Investments in shares of The Trusts, at cost.............  $136,779,353        $10,026,688        $639,046        $4,513,811
The Trusts shares held
 Class A.................................................     1,857,383            829,623          16,682            27,289
 Class B.................................................     9,150,146          1,336,080          84,079           366,475

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                EQ/CAPITAL          EQ/COMMON
                                                            GUARDIAN RESEARCH*     STOCK INDEX*
                                                           -------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $93,318,364      $1,420,993,873
Receivable for The Trusts shares sold.....................           74,292                 133
Receivable for policy-related transactions................               --           1,896,015
                                                                -----------      --------------
  Total assets............................................       93,392,656       1,422,890,021
                                                                -----------      --------------
LIABILITIES:
Payable for The Trusts shares purchased...................               --           1,885,756
Payable for policy-related transactions...................           64,096             748,749
                                                                -----------      --------------
  Total liabilities.......................................           64,096           2,634,505
                                                                -----------      --------------
NET ASSETS................................................      $93,328,560      $1,420,255,516
                                                                ===========      ==============
NET ASSETS:
Accumulation Units........................................       93,257,315       1,416,235,728
Accumulation nonunitized..................................               --           3,658,936
Retained by AXA Equitable in Separate Account FP..........           71,245             360,852
                                                                -----------      --------------
TOTAL NET ASSETS..........................................      $93,328,560      $1,420,255,516
                                                                ===========      ==============
Investments in shares of The Trusts, at cost..............      $98,466,495      $1,657,477,910
The Trusts shares held
 Class A..................................................          858,710          79,196,520
 Class B..................................................        6,819,049           9,268,685



                                                              EQ/CORE       EQ/EQUITY       EQ/EQUITY    EQ/GAMCO MERGERS &
                                                            BOND INDEX*     500 INDEX*    GROWTH PLUS*      ACQUISITIONS*
                                                           ------------- --------------- -------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $55,359,127   $566,667,376    $125,137,983       $9,798,079
Receivable for The Trusts shares sold.....................       78,390      1,551,237         602,407               --
Receivable for policy-related transactions................           --         30,122              --           19,729
                                                            -----------   ------------    ------------       ----------
  Total assets............................................   55,437,517    568,248,735     125,740,390        9,817,808
                                                            -----------   ------------    ------------       ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           --             --              --           19,729
Payable for policy-related transactions...................       78,390      1,614,169         602,407               --
                                                            -----------   ------------    ------------       ----------
  Total liabilities.......................................       78,390      1,614,169         602,407           19,729
                                                            -----------   ------------    ------------       ----------
NET ASSETS................................................  $55,359,127   $566,634,566    $125,137,983       $9,798,079
                                                            ===========   ============    ============       ==========
NET ASSETS:
Accumulation Units........................................   55,343,175    566,178,833     125,085,673        9,797,535
Accumulation nonunitized..................................           --        328,977              --               --
Retained by AXA Equitable in Separate Account FP..........       15,952        126,756          52,310              544
                                                            -----------   ------------    ------------       ----------
TOTAL NET ASSETS..........................................  $55,359,127   $566,634,566    $125,137,983       $9,798,079
                                                            ===========   ============    ============       ==========
Investments in shares of The Trusts, at cost..............  $57,933,721   $562,984,420    $124,418,025       $9,232,591
The Trusts shares held
 Class A..................................................    3,766,003     21,020,257       2,332,493           17,697
 Class B..................................................    1,933,702      4,834,810       6,030,436          768,138

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/GAMCO
                                                            SMALL COMPANY     EQ/GLOBAL          EQ/GLOBAL
                                                                VALUE*       BOND PLUS*    MULTI-SECTOR EQUITY*
                                                           --------------- -------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $95,093,759    $33,233,810        $225,013,213
Receivable for The Trusts shares sold.....................            --        106,341             955,493
Receivable for policy-related transactions................        95,416             --                  --
                                                             -----------    -----------        ------------
  Total assets............................................    95,189,175     33,340,151         225,968,706
                                                             -----------    -----------        ------------
LIABILITIES:
Payable for The Trusts shares purchased...................        95,416             --                  --
Payable for policy-related transactions...................            --        106,341             953,026
                                                             -----------    -----------        ------------
  Total liabilities.......................................        95,416        106,341             953,026
                                                             -----------    -----------        ------------
NET ASSETS................................................   $95,093,759    $33,233,810        $225,015,680
                                                             ===========    ===========        ============
NET ASSETS:
Accumulation Units........................................    95,093,181     33,232,980         224,933,672
Accumulation nonunitized..................................            --             --                  --
Retained by AXA Equitable in Separate Account FP..........           578            830              82,008
                                                             -----------    -----------        ------------
TOTAL NET ASSETS..........................................   $95,093,759    $33,233,810        $225,015,680
                                                             ===========    ===========        ============
Investments in shares of The Trusts, at cost..............   $71,780,098    $32,956,821        $243,621,115
The Trusts shares held
 Class A..................................................        42,561      2,463,318           2,932,878
 Class B..................................................     2,389,948        869,440          15,102,420



                                                            EQ/INTERMEDIATE
                                                               GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                              BOND INDEX*        CORE PLUS*          GROWTH*
                                                           ----------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $105,136,734       $32,853,666       $30,000,699
Receivable for The Trusts shares sold.....................              18                --                --
Receivable for policy-related transactions................       1,699,530            10,782            48,823
                                                              ------------       -----------       -----------
  Total assets............................................     106,836,282        32,864,448        30,049,522
                                                              ------------       -----------       -----------
LIABILITIES:
Payable for The Trusts shares purchased...................       1,703,116             9,572            53,857
Payable for policy-related transactions...................          21,938                --                --
                                                              ------------       -----------       -----------
  Total liabilities.......................................       1,725,054             9,572            53,857
                                                              ------------       -----------       -----------
NET ASSETS................................................    $105,111,228       $32,854,876       $29,995,665
                                                              ============       ===========       ===========
NET ASSETS:
Accumulation Units........................................     104,708,335        32,816,926        29,995,597
Accumulation nonunitized..................................         323,714                --                --
Retained by AXA Equitable in Separate Account FP..........          79,179            37,950                68
                                                              ------------       -----------       -----------
TOTAL NET ASSETS..........................................    $105,111,228       $32,854,876       $29,995,665
                                                              ============       ===========       ===========
Investments in shares of The Trusts, at cost..............    $105,608,223       $29,071,477       $24,802,361
The Trusts shares held
 Class A..................................................       8,110,931           647,216                --
 Class B..................................................       2,546,643         2,769,572         4,615,820

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                 EQ/JPMORGAN       EQ/LARGE CAP
                                                            VALUE OPPORTUNITIES*    CORE PLUS*
                                                           ---------------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........       $28,243,033        $7,872,958
Receivable for The Trusts shares sold.....................            36,950             2,716
Receivable for policy-related transactions................                --                --
                                                                 -----------        ----------
  Total assets............................................        28,279,983         7,875,674
                                                                 -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................                --                --
Payable for policy-related transactions...................            38,353             2,716
                                                                 -----------        ----------
  Total liabilities.......................................            38,353             2,716
                                                                 -----------        ----------
NET ASSETS................................................       $28,241,630        $7,872,958
                                                                 ===========        ==========
NET ASSETS:
Accumulation Units........................................        28,182,148         7,822,400
Accumulation nonunitized..................................                --                --
Retained by AXA Equitable in Separate Account FP..........            59,482            50,558
                                                                 -----------        ----------
TOTAL NET ASSETS..........................................       $28,241,630        $7,872,958
                                                                 ===========        ==========
Investments in shares of The Trusts, at cost..............       $29,973,772        $8,357,461
The Trusts shares held
 Class A..................................................           189,035            75,832
 Class B..................................................         2,694,868         1,014,761



                                                             EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                            GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*    VALUE PLUS*
                                                           --------------- -------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $106,155,974    $132,450,551    $4,835,232    $390,767,459
Receivable for The Trusts shares sold.....................       328,554         195,613         2,588         461,155
Receivable for policy-related transactions................            --              --            --          26,491
                                                            ------------    ------------    ----------    ------------
  Total assets............................................   106,484,528     132,646,164     4,837,820     391,255,105
                                                            ------------    ------------    ----------    ------------
LIABILITIES:
Payable for The Trusts shares purchased...................            --              --            --              --
Payable for policy-related transactions...................       328,239         188,630         2,090         312,160
                                                            ------------    ------------    ----------    ------------
  Total liabilities.......................................       328,239         188,630         2,090         312,160
                                                            ------------    ------------    ----------    ------------
NET ASSETS................................................  $106,156,289    $132,457,534    $4,835,730    $390,942,945
                                                            ============    ============    ==========    ============
NET ASSETS:
Accumulation Units........................................   106,121,510     132,421,942     4,835,201     390,681,221
Accumulation nonunitized..................................            --              --            --          97,615
Retained by AXA Equitable in Separate Account FP..........        34,779          35,592           529         164,109
                                                            ------------    ------------    ----------    ------------
TOTAL NET ASSETS..........................................  $106,156,289    $132,457,534    $4,835,730    $390,942,945
                                                            ============    ============    ==========    ============
Investments in shares of The Trusts, at cost..............  $ 85,990,386    $107,980,080    $4,293,727    $524,607,039
The Trusts shares held
 Class A..................................................     1,117,822         435,418       547,576      27,515,619
 Class B..................................................    11,266,570       7,514,528       371,829      10,863,314

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/LORD ABBETT      EQ/LORD ABBETT
                                                            GROWTH AND INCOME*   LARGE CAP CORE*
                                                           -------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $3,297,525         $17,880,092
Receivable for The Trusts shares sold.....................              --             162,374
Receivable for policy-related transactions................              --                  --
                                                                ----------         -----------
  Total assets............................................       3,297,525          18,042,466
                                                                ----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             328                  --
Payable for policy-related transactions...................           1,599             162,374
                                                                ----------         -----------
  Total liabilities.......................................           1,927             162,374
                                                                ----------         -----------
NET ASSETS................................................      $3,295,598         $17,880,092
                                                                ==========         ===========
NET ASSETS:
Accumulation Units........................................       3,289,487          17,880,082
Accumulation nonunitized..................................              --                  --
Retained by AXA Equitable in Separate Account FP..........           6,111                  10
                                                                ----------         -----------
TOTAL NET ASSETS..........................................      $3,295,598         $17,880,092
                                                                ==========         ===========
Investments in shares of The Trusts, at cost..............      $2,824,393         $15,504,822
The Trusts shares held
 Class A..................................................         198,606           1,165,993
 Class B..................................................         120,344             312,658



                                                              EQ/MID CAP      EQ/MID CAP       EQ/MONEY       EQ/MONTAG &
                                                                INDEX*       VALUE PLUS*       MARKET*      CALDWELL GROWTH*
                                                           --------------- --------------- --------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $100,256,198    $233,423,808    $303,530,308      $27,525,057
Receivable for The Trusts shares sold.....................       510,492         815,257              46               --
Receivable for policy-related transactions................            --              --       2,666,479          126,500
                                                            ------------    ------------    ------------      -----------
  Total assets............................................   100,766,690     234,239,065     306,196,833       27,651,557
                                                            ------------    ------------    ------------      -----------
LIABILITIES:
Payable for The Trusts shares purchased...................            --              --       7,626,228          126,500
Payable for policy-related transactions...................       510,692         813,806         174,903               --
                                                            ------------    ------------    ------------      -----------
  Total liabilities.......................................       510,692         813,806       7,801,131          126,500
                                                            ------------    ------------    ------------      -----------
NET ASSETS................................................  $100,255,998    $233,425,259    $298,395,702      $27,525,057
                                                            ============    ============    ============      ===========
NET ASSETS:
Accumulation Units........................................   100,186,832     233,330,576     297,622,130       27,524,579
Accumulation nonunitized..................................            --              --         687,300               --
Retained by AXA Equitable in Separate Account FP..........        69,166          94,683          86,272              478
                                                            ------------    ------------    ------------      -----------
TOTAL NET ASSETS..........................................  $100,255,998    $233,425,259    $298,395,702      $27,525,057
                                                            ============    ============    ============      ===========
Investments in shares of The Trusts, at cost..............  $105,669,370    $199,225,876    $303,471,684      $23,700,585
The Trusts shares held
 Class A..................................................     2,710,135      22,406,566     235,583,971        2,729,134
 Class B..................................................     9,320,453         867,188      67,793,195        1,773,299

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            EQ/MORGAN STANLEY  EQ/PIMCO ULTRA    EQ/QUALITY
                                                             MID CAP GROWTH*     SHORT BOND*     BOND PLUS*
                                                           ------------------ ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $54,281,059       $51,034,133    $ 92,863,724
Receivable for The Trusts shares sold.....................          36,921            89,602         548,278
Receivable for policy-related transactions................              --                --          11,435
                                                               -----------       -----------    ------------
  Total assets............................................      54,317,980        51,123,735      93,423,437
                                                               -----------       -----------    ------------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                --              --
Payable for policy-related transactions...................          36,950            89,602         553,800
                                                               -----------       -----------    ------------
  Total liabilities.......................................          36,950            89,602         553,800
                                                               -----------       -----------    ------------
NET ASSETS................................................     $54,281,030       $51,034,133    $ 92,869,637
                                                               ===========       ===========    ============
NET ASSETS:
Accumulation Units........................................      54,280,832        51,032,373      92,557,204
Accumulation nonunitized..................................              --                --         116,566
Retained by AXA Equitable in Separate Account FP..........             198             1,760         195,867
                                                               -----------       -----------    ------------
TOTAL NET ASSETS..........................................     $54,281,030       $51,034,133    $ 92,869,637
                                                               ===========       ===========    ============
Investments in shares of The Trusts, at cost..............     $40,567,591       $51,182,895    $102,393,370
The Trusts shares held
 Class A..................................................       2,183,689         3,086,905       7,732,640
 Class B..................................................         964,876         2,042,001       3,143,771



                                                               EQ/SMALL      EQ/T. ROWE PRICE   EQ/UBS GROWTH &
                                                            COMPANY INDEX*     GROWTH STOCK*        INCOME*
                                                           ---------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $57,853,357       $38,502,183        $5,420,462
Receivable for The Trusts shares sold.....................             --           178,173             1,855
Receivable for policy-related transactions................          1,333                --                --
                                                              -----------       -----------        ----------
  Total assets............................................     57,854,690        38,680,356         5,422,317
                                                              -----------       -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          1,854                --                --
Payable for policy-related transactions...................             --           176,854             1,855
                                                              -----------       -----------        ----------
  Total liabilities.......................................          1,854           176,854             1,855
                                                              -----------       -----------        ----------
NET ASSETS................................................    $57,852,836       $38,503,502        $5,420,462
                                                              ===========       ===========        ==========
NET ASSETS:
Accumulation Units........................................     57,791,392        38,437,426         5,420,428
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........         61,444            66,076                34
                                                              -----------       -----------        ----------
TOTAL NET ASSETS..........................................    $57,852,836       $38,503,502        $5,420,462
                                                              ===========       ===========        ==========
Investments in shares of The Trusts, at cost..............    $52,246,262       $32,720,371        $5,204,163
The Trusts shares held
 Class A..................................................      4,210,502            49,185                --
 Class B..................................................      1,290,229         1,822,141           910,572

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                            EQ/WELLS FARGO   FIDELITY(R) VIP
                                                            EQ/VAN KAMPEN     ADVANTAGE      ASSET MANAGER:
                                                              COMSTOCK*     OMEGA GROWTH*   GROWTH PORTFOLIO
                                                           --------------- --------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $4,199,928     $54,765,188       $3,707,956
Receivable for The Trusts shares sold.....................            --          53,366            6,637
Receivable for policy-related transactions................           100              --               --
                                                              ----------     -----------       ----------
  Total assets............................................     4,200,028      54,818,554        3,714,593
                                                              ----------     -----------       ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           100              --               --
Payable for policy-related transactions...................            --          78,479            6,637
                                                              ----------     -----------       ----------
  Total liabilities.......................................           100          78,479            6,637
                                                              ----------     -----------       ----------
NET ASSETS................................................    $4,199,928     $54,740,075       $3,707,956
                                                              ==========     ===========       ==========
NET ASSETS:
Accumulation Units........................................     4,199,603      54,709,032        3,707,270
Accumulation nonunitized..................................            --              --               --
Retained by AXA Equitable in Separate Account FP..........           325          31,043              686
                                                              ----------     -----------       ----------
TOTAL NET ASSETS..........................................    $4,199,928     $54,740,075       $3,707,956
                                                              ==========     ===========       ==========
Investments in shares of The Trusts, at cost..............    $3,720,590     $47,505,107       $3,203,190
The Trusts shares held
 Class A..................................................       170,484         463,947               --
 Class B..................................................       269,235       4,858,705               --
 Service Class 2..........................................            --              --          258,214



                                                            FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                             CONTRAFUND(R)     EQUITY-INCOME    GROWTH & INCOME
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                           ----------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $46,065,523        $4,715,143        $4,338,092
Receivable for The Trusts shares sold.....................        865,306            42,108           174,756
Receivable for policy-related transactions................             --                --                --
                                                              -----------        ----------        ----------
  Total assets............................................     46,930,829         4,757,251         4,512,848
                                                              -----------        ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --                --
Payable for policy-related transactions...................        865,306            42,108           174,756
                                                              -----------        ----------        ----------
  Total liabilities.......................................        865,306            42,108           174,756
                                                              -----------        ----------        ----------
NET ASSETS................................................    $46,065,523        $4,715,143        $4,338,092
                                                              ===========        ==========        ==========
NET ASSETS:
Accumulation Units........................................     46,061,101         4,712,207         4,337,949
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........          4,422             2,936               143
                                                              -----------        ----------        ----------
TOTAL NET ASSETS..........................................    $46,065,523        $4,715,143        $4,338,092
                                                              ===========        ==========        ==========
Investments in shares of The Trusts, at cost..............    $36,551,972        $3,690,294        $3,839,087
The Trusts shares held
 Class A..................................................             --                --                --
 Class B..................................................             --                --                --
 Service Class 2..........................................      1,961,070           251,474           349,002

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                              FIDELITY(R) VIP
                                                            FIDELITY(R) VIP     INVESTMENT     FIDELITY(R) VIP
                                                              HIGH INCOME       GRADE BOND         MID CAP
                                                               PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                           ----------------- ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $20,003,746       $21,979,804      $53,110,556
Receivable for The Trusts shares sold.....................        625,104         1,210,552          407,530
Receivable for policy-related transactions................             --                --               --
                                                              -----------       -----------      -----------
  Total assets............................................     20,628,850        23,190,356       53,518,086
                                                              -----------       -----------      -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --               --
Payable for policy-related transactions...................        625,104         1,210,552          407,530
                                                              -----------       -----------      -----------
  Total liabilities.......................................        625,104         1,210,552          407,530
                                                              -----------       -----------      -----------
NET ASSETS................................................    $20,003,746       $21,979,804      $53,110,556
                                                              ===========       ===========      ===========
NET ASSETS:
Accumulation Units........................................     20,003,415        21,979,576       53,100,141
Accumulation nonunitized..................................             --                --               --
Retained by AXA Equitable in Separate Account FP..........            331               228           10,415
                                                              -----------       -----------      -----------
TOTAL NET ASSETS..........................................    $20,003,746       $21,979,804      $53,110,556
                                                              ===========       ===========      ===========
Investments in shares of The Trusts, at cost..............    $19,763,972       $22,236,345      $43,872,027
The Trusts shares held
 Service Class 2..........................................      3,670,412         1,744,429        1,652,990



                                                                                                FIDELITY(R) VIP
                                                            FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                                              MONEY MARKET         VALUE           STRATEGIES
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                           ----------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $1,544,072        $5,428,282        $5,402,304
Receivable for The Trusts shares sold.....................        382,317            32,556           173,007
Receivable for policy-related transactions................             --                --                --
                                                               ----------        ----------        ----------
  Total assets............................................      1,926,389         5,460,838         5,575,311
                                                               ----------        ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --                --
Payable for policy-related transactions...................        382,317            32,556           173,007
                                                               ----------        ----------        ----------
  Total liabilities.......................................        382,317            32,556           173,007
                                                               ----------        ----------        ----------
NET ASSETS................................................     $1,544,072        $5,428,282        $5,402,304
                                                               ==========        ==========        ==========
NET ASSETS:
Accumulation Units........................................      1,543,967         5,420,109         5,402,190
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........            105             8,173               114
                                                               ----------        ----------        ----------
TOTAL NET ASSETS..........................................     $1,544,072        $5,428,282        $5,402,304
                                                               ==========        ==========        ==========
Investments in shares of The Trusts, at cost..............     $1,544,070        $4,971,159        $4,614,080
The Trusts shares held
 Service Class 2..........................................      1,544,072           498,007           551,819

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              FRANKLIN      FRANKLIN        FRANKLIN
                                                               RISING       SMALL CAP      STRATEGIC
                                                              DIVIDENDS       VALUE          INCOME
                                                             SECURITIES    SECURITIES   SECURITIES FUND
                                                           -------------- ------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $17,437,844     $647,130       $4,513,591
Receivable for The Trusts shares sold.....................           --            7               --
Receivable for policy-related transactions................       27,481           --           89,707
                                                            -----------     --------       ----------
  Total assets............................................   17,465,325      647,137        4,603,298
                                                            -----------     --------       ----------
LIABILITIES:
Payable for The Trusts shares purchased...................       27,218           --           89,657
Payable for policy-related transactions...................           --           --               --
                                                            -----------     --------       ----------
  Total liabilities.......................................       27,218           --           89,657
                                                            -----------     --------       ----------
NET ASSETS................................................  $17,438,107     $647,137       $4,513,641
                                                            ===========     ========       ==========
NET ASSETS:
Accumulation Units........................................   17,438,107      647,137        4,513,641
Accumulation nonunitized..................................           --           --               --
Retained by AXA Equitable in Separate Account FP..........           --           --               --
                                                            -----------     --------       ----------
TOTAL NET ASSETS..........................................  $17,438,107     $647,137       $4,513,641
                                                            ===========     ========       ==========
Investments in shares of The Trusts, at cost..............  $16,878,593     $573,668       $4,456,462
The Trusts shares held
 Class 2..................................................      926,559       39,823          354,842
 Series II................................................           --           --               --
 Service Shares...........................................           --           --               --



                                                                                INVESCO V.I.   INVESCO V.I.
                                                            GOLDMAN SACHS VIT     FINANCIAL       GLOBAL
                                                                 MID CAP          SERVICES      REAL ESTATE
                                                                VALUE FUND          FUND           FUND
                                                           ------------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $3,661,758        $404,633      $3,778,290
Receivable for The Trusts shares sold.....................              --              --              --
Receivable for policy-related transactions................           1,252          21,000          77,291
                                                                ----------        --------      ----------
  Total assets............................................       3,663,010         425,633       3,855,581
                                                                ----------        --------      ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           1,174          21,000          77,255
Payable for policy-related transactions...................              --              --              --
                                                                ----------        --------      ----------
  Total liabilities.......................................           1,174          21,000          77,255
                                                                ----------        --------      ----------
NET ASSETS................................................      $3,661,836        $404,633      $3,778,326
                                                                ==========        ========      ==========
NET ASSETS:
Accumulation Units........................................       3,661,836         404,633       3,778,326
Accumulation nonunitized..................................              --              --              --
Retained by AXA Equitable in Separate Account FP..........              --              --              --
                                                                ----------        --------      ----------
TOTAL NET ASSETS..........................................      $3,661,836        $404,633      $3,778,326
                                                                ==========        ========      ==========
Investments in shares of The Trusts, at cost..............      $3,327,019        $401,816      $3,654,383
The Trusts shares held
 Class 2..................................................              --              --              --
 Series II................................................              --          72,776         283,868
 Service Shares...........................................         259,331              --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             INVESCO V.I.   INVESCO V.I.   INVESCO V.I.
                                                            INTERNATIONAL   MID CAP CORE     SMALL CAP
                                                             GROWTH FUND     EQUITY FUND    EQUITY FUND
                                                           --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $6,575,389      $982,275       $374,337
Receivable for The Trusts shares sold.....................            --         5,034            417
Receivable for policy-related transactions................        56,833            --             --
                                                              ----------      --------       --------
  Total assets............................................     6,632,222       987,309        374,754
                                                              ----------      --------       --------
LIABILITIES:
Payable for The Trusts shares purchased...................        56,777            --             --
Payable for policy-related transactions...................            --         5,026            413
                                                              ----------      --------       --------
  Total liabilities.......................................        56,777         5,026            413
                                                              ----------      --------       --------
NET ASSETS................................................    $6,575,445      $982,283       $374,341
                                                              ==========      ========       ========
NET ASSETS:
Accumulation Units........................................     6,575,445       982,283        374,341
Accumulation nonunitized..................................            --            --             --
Retained by AXA Equitable in Separate Account FP..........            --            --             --
                                                              ----------      --------       --------
TOTAL NET ASSETS..........................................    $6,575,445      $982,283       $374,341
                                                              ==========      ========       ========
Investments in shares of The Trusts, at cost..............    $6,275,521      $918,024       $347,195
The Trusts shares held
 Common Shares............................................            --            --             --
 Series II................................................       231,936        79,990         23,008



                                                            IVY FUNDS VIP
                                                               DIVIDEND     IVY FUNDS VIP   IVY FUNDS VIP
                                                            OPPORTUNITIES       ENERGY      MID CAP GROWTH
                                                           --------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $1,164,763      $1,262,904      $3,775,128
Receivable for The Trusts shares sold.....................            --           2,696              --
Receivable for policy-related transactions................           100              --          68,449
                                                              ----------      ----------      ----------
  Total assets............................................     1,164,863       1,265,600       3,843,577
                                                              ----------      ----------      ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           100              --          68,413
Payable for policy-related transactions...................            --           2,684              --
                                                              ----------      ----------      ----------
  Total liabilities.......................................           100           2,684          68,413
                                                              ----------      ----------      ----------
NET ASSETS................................................    $1,164,763      $1,262,916      $3,775,164
                                                              ==========      ==========      ==========
NET ASSETS:
Accumulation Units........................................     1,164,763       1,262,916       3,775,164
Accumulation nonunitized..................................            --              --              --
Retained by AXA Equitable in Separate Account FP..........            --              --              --
                                                              ----------      ----------      ----------
TOTAL NET ASSETS..........................................    $1,164,763      $1,262,916      $3,775,164
                                                              ==========      ==========      ==========
Investments in shares of The Trusts, at cost..............    $1,142,162      $1,137,505      $3,399,721
The Trusts shares held
 Common Shares............................................       169,805         197,492         434,417
 Series II................................................                            --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010



                                                            IVY FUNDS VIP   IVY FUNDS VIP   LAZARD RETIREMENT
                                                             SCIENCE AND      SMALL CAP      EMERGING MARKETS
                                                              TECHNOLOGY        GROWTH       EQUITY PORTFOLIO
                                                           --------------- --------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $3,754,269      $1,854,286       $25,870,347
Receivable for The Trusts shares sold.....................            --              --                --
Receivable for policy-related transactions................       122,796           3,306           278,723
                                                              ----------      ----------       -----------
  Total assets............................................     3,877,065       1,857,592        26,149,070
                                                              ----------      ----------       -----------
LIABILITIES:
Payable for The Trusts shares purchased...................       122,796           3,293           278,691
Payable for policy-related transactions...................            --              --                --
                                                              ----------      ----------       -----------
  Total liabilities.......................................       122,796           3,293           278,691
                                                              ----------      ----------       -----------
NET ASSETS................................................    $3,754,269      $1,854,299       $25,870,379
                                                              ==========      ==========       ===========
NET ASSETS:
Accumulation Units........................................     3,754,267       1,854,299        25,870,379
Accumulation nonunitized..................................            --              --                --
Retained by AXA Equitable in Separate Account FP..........             2              --                --
                                                              ----------      ----------       -----------
TOTAL NET ASSETS..........................................    $3,754,269      $1,854,299       $25,870,379
                                                              ==========      ==========       ===========
Investments in shares of The Trusts, at cost..............    $3,517,304      $1,718,910       $24,848,422
The Trusts shares held
 Common Shares............................................       224,411         176,092                --
 Service Class............................................            --              --                --
 Service Shares...........................................            --              --         1,108,888



                                                                MFS(R)
                                                            INTERNATIONAL        MFS(R)           MFS(R)
                                                                VALUE       INVESTORS GROWTH    INVESTORS
                                                              PORTFOLIO       STOCK SERIES     TRUST SERIES
                                                           --------------- ------------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $21,006,667        $570,356         $66,162
Receivable for The Trusts shares sold.....................            --              --              --
Receivable for policy-related transactions................        98,118         343,806           2,784
                                                             -----------        --------         -------
  Total assets............................................    21,104,785         914,162          68,946
                                                             -----------        --------         -------
LIABILITIES:
Payable for The Trusts shares purchased...................        97,933         343,797           2,784
Payable for policy-related transactions...................            --              --              --
                                                             -----------        --------         -------
  Total liabilities.......................................        97,933         343,797           2,784
                                                             -----------        --------         -------
NET ASSETS................................................   $21,006,852        $570,365         $66,162
                                                             ===========        ========         =======
NET ASSETS:
Accumulation Units........................................    21,006,852         570,365          66,162
Accumulation nonunitized..................................            --              --              --
Retained by AXA Equitable in Separate Account FP..........            --              --              --
                                                             -----------        --------         -------
TOTAL NET ASSETS..........................................   $21,006,852        $570,365         $66,162
                                                             ===========        ========         =======
Investments in shares of The Trusts, at cost..............   $20,017,706        $542,833         $60,357
The Trusts shares held
 Common Shares............................................            --              --              --
 Service Class............................................     1,361,417          53,007           3,316
 Service Shares...........................................            --              --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             MFS(R)           MULTIMANAGER      MULTIMANAGER
                                                        UTILITIES SERIES   AGGRESSIVE EQUITY*    CORE BOND*
                                                       ------------------ -------------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $112,193          $388,224,068      $101,934,621
Receivable for The Trusts shares sold.................            --               145,257           482,664
Receivable for policy-related transactions............         6,600                    --                --
                                                            --------          ------------      ------------
  Total assets........................................       118,793           388,369,325       102,417,285
                                                            --------          ------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased...............         6,600                    70                --
Payable for policy-related transactions...............            --               410,423           482,664
                                                            --------          ------------      ------------
  Total liabilities...................................         6,600               410,493           482,664
                                                            --------          ------------      ------------
NET ASSETS............................................      $112,193          $387,958,832      $101,934,621
                                                            ========          ============      ============
NET ASSETS:
Accumulation Units....................................       112,193           387,185,569       101,922,928
Accumulation nonunitized..............................            --               544,031                --
Retained by AXA Equitable in Separate Account FP......            --               229,232            11,693
                                                            --------          ------------      ------------
TOTAL NET ASSETS......................................      $112,193          $387,958,832      $101,934,621
                                                            ========          ============      ============
Investments in shares of The Trusts, at cost..........      $106,324          $345,368,752      $100,391,527
The Trusts shares held
 Class A..............................................            --            13,360,532         2,557,407
 Class B..............................................            --               874,856         7,155,491
 Service Class........................................         4,497                    --                --



                                                             MULTIMANAGER            MULTIMANAGER          MULTIMANAGER
                                                        INTERNATIONAL EQUITY*   LARGE CAP CORE EQUITY*   LARGE CAP VALUE*
                                                       ----------------------- ------------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value....       $52,103,759              $8,660,725           $34,031,541
Receivable for The Trusts shares sold.................                --                      --                    --
Receivable for policy-related transactions............            19,280                  10,331                 5,792
                                                             -----------              ----------           -----------
  Total assets........................................        52,123,039               8,671,056            34,037,333
                                                             -----------              ----------           -----------
LIABILITIES:
Payable for The Trusts shares purchased...............            19,280                  10,331                 3,311
Payable for policy-related transactions...............                --                      --                    --
                                                             -----------              ----------           -----------
  Total liabilities...................................            19,280                  10,331                 3,311
                                                             -----------              ----------           -----------
NET ASSETS............................................       $52,103,759              $8,660,725           $34,034,022
                                                             ===========              ==========           ===========
NET ASSETS:
Accumulation Units....................................        52,063,444               8,648,837            33,988,071
Accumulation nonunitized..............................                --                      --                    --
Retained by AXA Equitable in Separate Account FP......            40,315                  11,888                45,951
                                                             -----------              ----------           -----------
TOTAL NET ASSETS......................................       $52,103,759              $8,660,725           $34,034,022
                                                             ===========              ==========           ===========
Investments in shares of The Trusts, at cost..........       $59,347,369              $8,444,593           $34,288,666
The Trusts shares held
 Class A..............................................         1,275,111                 356,193             1,092,990
 Class B..............................................         3,452,355                 495,385             2,385,810
 Service Class........................................                --                      --                    --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              MULTIMANAGER     MULTIMANAGER       MULTIMANAGER
                                                            MID CAP GROWTH*   MID CAP VALUE*   MULTI-SECTOR BOND*
                                                           ----------------- ---------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $30,820,134       $60,029,286       $127,139,476
Receivable for The Trusts shares sold.....................         75,712            79,825            847,766
Receivable for policy-related transactions................             --                --                 --
                                                              -----------       -----------       ------------
  Total assets............................................     30,895,846        60,109,111        127,987,242
                                                              -----------       -----------       ------------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --                 --
Payable for policy-related transactions...................         75,712            79,825            877,582
                                                              -----------       -----------       ------------
  Total liabilities.......................................         75,712            79,825            877,582
                                                              -----------       -----------       ------------
NET ASSETS................................................    $30,820,134       $60,029,286       $127,109,660
                                                              ===========       ===========       ============
NET ASSETS:
Accumulation Units........................................     30,776,466        59,877,595        126,402,446
Accumulation nonunitized..................................             --                --            651,049
Retained by AXA Equitable in Separate Account FP..........         43,668           151,691             56,165
                                                              -----------       -----------       ------------
TOTAL NET ASSETS..........................................    $30,820,134       $60,029,286       $127,109,660
                                                              ===========       ===========       ============
Investments in shares of The Trusts, at cost..............    $26,028,544       $49,725,878       $155,478,018
The Trusts shares held
 Class A..................................................      1,169,691         1,188,739         28,173,554
 Class B..................................................      2,226,093         4,868,291          4,576,918



                                                               MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                            SMALL CAP GROWTH*   SMALL CAP VALUE*    TECHNOLOGY*
                                                           ------------------- ------------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $8,518,276         $31,438,223     $80,906,594
Receivable for The Trusts shares sold.....................          10,699              33,215         124,027
Receivable for policy-related transactions................              --                  --              --
                                                                ----------         -----------     -----------
  Total assets............................................       8,528,975          31,471,438      81,030,621
                                                                ----------         -----------     -----------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                  --              --
Payable for policy-related transactions...................           8,531              33,215         117,529
                                                                ----------         -----------     -----------
  Total liabilities.......................................           8,531              33,215         117,529
                                                                ----------         -----------     -----------
NET ASSETS................................................      $8,520,444         $31,438,223     $80,913,092
                                                                ==========         ===========     ===========
NET ASSETS:
Accumulation Units........................................       8,519,225          31,393,551      80,826,615
Accumulation nonunitized..................................              --                  --              --
Retained by AXA Equitable in Separate Account FP..........           1,219              44,672          86,477
                                                                ----------         -----------     -----------
TOTAL NET ASSETS..........................................      $8,520,444         $31,438,223     $80,913,092
                                                                ==========         ===========     ===========
Investments in shares of The Trusts, at cost..............      $7,177,424         $31,754,897     $64,328,028
The Trusts shares held
 Class A..................................................              --           1,253,782         975,057
 Class B..................................................         964,954           1,659,644       5,319,022

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                      PIMCO VARIABLE
                                                                                                      INSURANCE TRUST
                                                             MUTUAL SHARES    NATURAL RESOURCES   COMMODITYREALRETURN(R)
                                                            SECURITIES FUND       PORTFOLIO         STRATEGY PORTFOLIO
                                                           ----------------- ------------------- ------------------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $7,154,161        $38,116,675            $2,991,820
Receivable for The Trusts shares sold.....................             --                 --                    --
Receivable for policy-related transactions................        145,089            825,254                12,465
                                                               ----------        -----------            ----------
  Total assets............................................      7,299,250         38,941,929             3,004,285
                                                               ----------        -----------            ----------
LIABILITIES:
Payable for The Trusts shares purchased...................        145,064            825,158                12,433
Payable for policy-related transactions...................             --                 --                    --
                                                               ----------        -----------            ----------
  Total liabilities.......................................        145,064            825,158                12,433
                                                               ----------        -----------            ----------
NET ASSETS................................................     $7,154,186        $38,116,771            $2,991,852
                                                               ==========        ===========            ==========
NET ASSETS:
Accumulation Units........................................      7,154,186         38,116,771             2,991,852
Accumulation nonunitized..................................             --                 --                    --
Retained by AXA Equitable in Separate Account FP..........             --                 --                    --
                                                               ----------        -----------            ----------
TOTAL NET ASSETS..........................................     $7,154,186        $38,116,771            $2,991,852
                                                               ==========        ===========            ==========
Investments in shares of The Trusts, at cost..............     $6,712,539        $30,305,823            $2,838,448
The Trusts shares held
 Advisor Class............................................             --                 --               330,223
 Class 2..................................................        448,537                 --                    --
 Class II.................................................             --            811,338                    --



                                                             PIMCO VARIABLE   PIMCO VARIABLE
                                                            INSURANCE TRUST   INSURANCE TRUST
                                                              REAL RETURN      TOTAL RETURN    T. ROWE PRICE
                                                               PORTFOLIO         PORTFOLIO     EQUITY INCOME
                                                           ----------------- ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $9,350,208       $37,173,315     $5,337,173
Receivable for The Trusts shares sold.....................             --                --             --
Receivable for policy-related transactions................        152,331           208,001         25,194
                                                               ----------       -----------     ----------
  Total assets............................................      9,502,539        37,381,316      5,362,367
                                                               ----------       -----------     ----------
LIABILITIES:
Payable for The Trusts shares purchased...................        152,271           207,328         25,110
Payable for policy-related transactions...................             --                --             --
                                                               ----------       -----------     ----------
  Total liabilities.......................................        152,271           207,328         25,110
                                                               ----------       -----------     ----------
NET ASSETS................................................     $9,350,268       $37,173,988     $5,337,257
                                                               ==========       ===========     ==========
NET ASSETS:
Accumulation Units........................................      9,350,268        37,173,988      5,337,257
Accumulation nonunitized..................................             --                --             --
Retained by AXA Equitable in Separate Account FP..........             --                --             --
                                                               ----------       -----------     ----------
TOTAL NET ASSETS..........................................     $9,350,268       $37,173,988     $5,337,257
                                                               ==========       ===========     ==========
Investments in shares of The Trusts, at cost..............     $9,574,403       $38,693,852     $4,881,090
The Trusts shares held
 Advisor Class............................................        711,584         3,354,992             --
 Class 2..................................................             --                --             --
 Class II.................................................             --                --        268,469

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             T. ROWE PRICE
                                                            HEALTH SCIENCES   TARGET 2015   TARGET 2025
                                                               PORTFOLIO      ALLOCATION*   ALLOCATION*
                                                           ----------------- ------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $768,647      $6,259,312    $7,295,012
Receivable for The Trusts shares sold.....................            --         467,288       317,696
Receivable for policy-related transactions................        18,493              --            --
                                                                --------      ----------    ----------
  Total assets............................................       787,140       6,726,600     7,612,708
                                                                --------      ----------    ----------
LIABILITIES:
Payable for The Trusts shares purchased...................        18,493              --            --
Payable for policy-related transactions...................            --         467,288       317,696
                                                                --------      ----------    ----------
  Total liabilities.......................................        18,493         467,288       317,696
                                                                --------      ----------    ----------
NET ASSETS................................................      $768,647      $6,259,312    $7,295,012
                                                                ========      ==========    ==========
NET ASSETS:
Accumulation Units........................................       768,647       6,259,312     7,294,974
Accumulation nonunitized..................................            --              --            --
Retained by AXA Equitable in Separate Account FP..........            --              --            38
                                                                --------      ----------    ----------
TOTAL NET ASSETS..........................................      $768,647      $6,259,312    $7,295,012
                                                                ========      ==========    ==========
Investments in shares of The Trusts, at cost..............      $717,185      $5,963,404    $7,155,684
The Trusts shares held
 Class B..................................................            --         693,575       818,020
 Class 2..................................................            --              --            --
 Class II.................................................        52,864              --            --



                                                                                            TEMPLETON
                                                            TARGET 2035   TARGET 2045   DEVELOPING MARKETS
                                                            ALLOCATION*   ALLOCATION*    SECURITIES FUND
                                                           ------------- ------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $6,616,469    $1,245,934        $4,356,895
Receivable for The Trusts shares sold.....................     119,493        30,529                43
Receivable for policy-related transactions................          --            --                 9
                                                            ----------    ----------        ----------
  Total assets............................................   6,735,962     1,276,463         4,356,947
                                                            ----------    ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          --            --                --
Payable for policy-related transactions...................     119,493        30,529                --
                                                            ----------    ----------        ----------
  Total liabilities.......................................     119,493        30,529                --
                                                            ----------    ----------        ----------
NET ASSETS................................................  $6,616,469    $1,245,934        $4,356,947
                                                            ==========    ==========        ==========
NET ASSETS:
Accumulation Units........................................   6,616,469     1,245,933         4,356,947
Accumulation nonunitized..................................          --            --                --
Retained by AXA Equitable in Separate Account FP..........          --             1                --
                                                            ----------    ----------        ----------
TOTAL NET ASSETS..........................................  $6,616,469    $1,245,934        $4,356,947
                                                            ==========    ==========        ==========
Investments in shares of The Trusts, at cost..............  $6,437,802    $1,195,766        $4,059,335
The Trusts shares held
 Class B..................................................     746,713       146,634                --
 Class 2..................................................          --            --           385,566
 Class II.................................................          --            --                --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               TEMPLETON         TEMPLETON      VAN ECK VIP     VANGUARD VARIABLE
                                                              GLOBAL BOND          GROWTH       GLOBAL HARD      INSURANCE FUND -
                                                            SECURITIES FUND   SECURITIES FUND   ASSETS FUND   EQUITY INDEX PORTFOLIO
                                                           ----------------- ----------------- ------------- -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $17,144,685         $326,212      $4,064,791          $6,235,626
Receivable for The Trusts shares sold.....................             --               --              --                  --
Receivable for policy-related transactions................         50,419              230          42,129              19,015
                                                              -----------         --------      ----------          ----------
  Total assets............................................     17,195,104          326,442       4,106,920           6,254,641
                                                              -----------         --------      ----------          ----------
LIABILITIES:
Payable for The Trusts shares purchased...................         50,419              227          42,083              19,015
Payable for policy-related transactions...................             --               --              --                  --
                                                              -----------         --------      ----------          ----------
  Total liabilities.......................................         50,419              227          42,083              19,015
                                                              -----------         --------      ----------          ----------
NET ASSETS................................................    $17,144,685         $326,215      $4,064,837          $6,235,626
                                                              ===========         ========      ==========          ==========
NET ASSETS:
Accumulation Units........................................     17,144,655          326,215       4,064,837           6,230,027
Accumulation nonunitized..................................             --               --              --                  --
Retained by AXA Equitable in Separate Account FP..........             30               --              --               5,599
                                                              -----------         --------      ----------          ----------
TOTAL NET ASSETS..........................................    $17,144,685         $326,215      $4,064,837          $6,235,626
                                                              ===========         ========      ==========          ==========
Investments in shares of The Trusts, at cost..............    $16,792,805         $290,197      $3,645,756          $5,976,143
The Trusts shares held
 Class S..................................................             --               --         110,008                  --
 Class 2..................................................        879,666           29,629              --                  --
 Investor Share...........................................             --               --              --             265,233

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010 (CONTINUED)


The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.


                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                            ----------   ---------------   ------------   ------------
ALL ASSET ALLOCATION.....................   0.00%               B            $ 108.07             9
ALL ASSET ALLOCATION.....................   0.60%               B            $ 107.62             6
ALL ASSET ALLOCATION.....................   0.80%               B            $ 107.47            --
ALL ASSET ALLOCATION.....................   0.90%               B            $ 107.40            --

AMERICAN CENTURY VP MID CAP VALUE........   0.00%            Class II        $  10.67             3
AMERICAN CENTURY VP MID CAP VALUE........   0.00%            Class II        $ 106.72            90
AMERICAN CENTURY VP MID CAP VALUE........   0.60%            Class II        $ 106.28            13
AMERICAN CENTURY VP MID CAP VALUE........   0.80%            Class II        $ 106.13            --
AMERICAN CENTURY VP MID CAP VALUE........   0.90%            Class II        $ 106.06             1

AXA AGGRESSIVE ALLOCATION................   0.00%               A            $  14.85             1
AXA AGGRESSIVE ALLOCATION................   0.00%               A            $  89.09             9
AXA AGGRESSIVE ALLOCATION................   0.00%               A            $ 147.57           216
AXA AGGRESSIVE ALLOCATION................   0.60%               A            $ 141.27           271
AXA AGGRESSIVE ALLOCATION................   0.80%               A            $ 139.22             1
AXA AGGRESSIVE ALLOCATION................   0.90%               A            $ 138.21            19
AXA AGGRESSIVE ALLOCATION................   0.00%               B            $ 144.93           299
AXA AGGRESSIVE ALLOCATION................   0.60%               B            $ 138.74            84
AXA AGGRESSIVE ALLOCATION................   0.90%               B            $ 135.74            --

AXA BALANCED STRATEGY....................   0.00%               B            $ 111.97            15

AXA CONSERVATIVE ALLOCATION..............   0.00%               A            $  12.18             7
AXA CONSERVATIVE ALLOCATION..............   0.00%               A            $ 109.32             5
AXA CONSERVATIVE ALLOCATION..............   0.00%               A            $ 133.75            57
AXA CONSERVATIVE ALLOCATION..............   0.60%               A            $ 128.04            88
AXA CONSERVATIVE ALLOCATION..............   0.80%               A            $ 126.18            --
AXA CONSERVATIVE ALLOCATION..............   0.90%               A            $ 125.26             8
AXA CONSERVATIVE ALLOCATION..............   0.00%               B            $ 131.35            44
AXA CONSERVATIVE ALLOCATION..............   0.60%               B            $ 125.74            24
AXA CONSERVATIVE ALLOCATION..............   0.90%               B            $ 123.01            --

AXA CONSERVATIVE GROWTH STRATEGY.........   0.00%               B            $ 110.78             5

AXA CONSERVATIVE STRATEGY................   0.00%               B            $ 108.15             6

AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               A            $  12.90            19
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               A            $ 103.73            --
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               A            $ 136.56            72
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%               A            $ 130.73           107
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.80%               A            $ 128.83             1
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%               A            $ 127.89             7
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               B            $ 134.11            63
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%               B            $ 128.39            35
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%               B            $ 125.60            --

AXA GROWTH STRATEGY......................   0.00%               B            $ 114.36            19

AXA MODERATE ALLOCATION..................   0.00%               A            $  13.33            26
AXA MODERATE ALLOCATION..................   0.00%               A            $ 100.34            33
AXA MODERATE ALLOCATION..................   0.00%               A            $ 287.23           402
AXA MODERATE ALLOCATION..................   0.60%               A            $ 637.81         1,296
AXA MODERATE ALLOCATION..................   0.80%               A            $ 207.60            19

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                ----------   ---------------   ------------   ------------
AXA MODERATE ALLOCATION......................   0.90%               A            $ 263.57           308
AXA MODERATE ALLOCATION......................   0.00%               B            $ 141.78           440
AXA MODERATE ALLOCATION......................   0.60%               B            $ 135.01           591
AXA MODERATE ALLOCATION......................   0.90%               B            $ 142.39            --

AXA MODERATE GROWTH STRATEGY.................   0.00%               B            $ 113.12            89

AXA MODERATE-PLUS ALLOCATION.................   0.00%               A            $  14.08            28
AXA MODERATE-PLUS ALLOCATION.................   0.00%               A            $  95.36            29
AXA MODERATE-PLUS ALLOCATION.................   0.00%               A            $ 148.58           648
AXA MODERATE-PLUS ALLOCATION.................   0.60%               A            $ 142.24           775
AXA MODERATE-PLUS ALLOCATION.................   0.80%               A            $ 140.18             5
AXA MODERATE-PLUS ALLOCATION.................   0.90%               A            $ 139.16           118
AXA MODERATE-PLUS ALLOCATION.................   0.00%               B            $ 145.92           837
AXA MODERATE-PLUS ALLOCATION.................   0.60%               B            $ 139.69           334
AXA MODERATE-PLUS ALLOCATION.................   0.90%               B            $ 136.66            --

AXA TACTICAL MANAGER 2000....................   0.00%               B            $ 105.76             2
AXA TACTICAL MANAGER 2000....................   0.60%               B            $ 105.32             4
AXA TACTICAL MANAGER 2000....................   0.80%               B            $ 105.17            --
AXA TACTICAL MANAGER 2000....................   0.90%               B            $ 105.10            --

AXA TACTICAL MANAGER 400.....................   0.00%               B            $ 106.93             2
AXA TACTICAL MANAGER 400.....................   0.60%               B            $ 106.48             6
AXA TACTICAL MANAGER 400.....................   0.80%               B            $ 106.33            --
AXA TACTICAL MANAGER 400.....................   0.90%               B            $ 106.26            --

AXA TACTICAL MANAGER 500.....................   0.00%               B            $ 104.00             3
AXA TACTICAL MANAGER 500.....................   0.60%               B            $ 103.56             3
AXA TACTICAL MANAGER 500.....................   0.80%               B            $ 103.42            --
AXA TACTICAL MANAGER 500.....................   0.90%               B            $ 103.35            --

AXA TACTICAL MANAGER INTERNATIONAL...........   0.00%               B            $ 105.04             2
AXA TACTICAL MANAGER INTERNATIONAL...........   0.60%               B            $ 104.60             3
AXA TACTICAL MANAGER INTERNATIONAL...........   0.80%               B            $ 104.46            --
AXA TACTICAL MANAGER INTERNATIONAL...........   0.90%               B            $ 104.38            --

BLACKROCK GLOBAL ALLOCATION V.I. FUND........   0.00%           Class III        $  10.67             4
BLACKROCK GLOBAL ALLOCATION V.I. FUND........   0.00%           Class III        $ 106.74            13

EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%               A            $  14.23             4
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%               A            $ 164.85           420
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%               A            $ 149.94         1,744
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.80%               A            $ 123.09            14
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%               A            $ 142.97           175
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%               B            $ 112.82            72
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%               B            $ 111.63           410
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%               B            $ 105.51            --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%               A            $  19.02             9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%               A            $ 250.06           204
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%               A            $ 230.31           364
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.80%               A            $ 224.05             5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%               A            $ 220.99            47
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%               B            $ 205.77            20
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%               B            $ 171.11           300

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                ----------   ---------------   ------------   ------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%               B            $ 164.79            --

EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               A            $  15.04            49
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               A            $ 140.54            13
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               A            $ 196.23           123
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%               A            $ 187.87             8
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               B            $ 258.94           191
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%               B            $ 155.97            45
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%               B            $ 238.50           398
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.80%               B            $ 232.02             4
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.90%               B            $ 228.85            38

EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               A            $  14.87             6
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               A            $ 159.40             7
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               A            $ 202.98            96
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%               A            $ 149.39             6
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               B            $ 148.80           201
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%               B            $ 149.86             7
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%               B            $ 153.01           451
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.80%               B            $ 135.82             3
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.90%               B            $ 147.37            45

EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%               A            $  86.64             2
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%               A            $  84.73            45
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.80%               A            $  84.10            --
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%               A            $  83.79             4
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%               B            $ 119.67            50
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%               B            $  83.94            13
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%               B            $  83.01            --

EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%               A            $ 143.90            --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%               B            $  90.37             3
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.60%               B            $  84.39             4
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.80%               B            $  82.47            --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.90%               B            $  81.53            --

EQ/CAPITAL GUARDIAN GROWTH...................   0.00%               A            $ 146.30             2
EQ/CAPITAL GUARDIAN GROWTH...................   0.00%               B            $  78.84            12
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%               B            $  74.37             4
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%               B            $  84.71            37
EQ/CAPITAL GUARDIAN GROWTH...................   0.80%               B            $  71.95            --
EQ/CAPITAL GUARDIAN GROWTH...................   0.90%               B            $  81.58             6

EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               A            $  15.25             6
EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               A            $ 132.10             6
EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               A            $ 179.45            48
EQ/CAPITAL GUARDIAN RESEARCH.................   0.60%               A            $ 117.32             8
EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               B            $ 136.67            85
EQ/CAPITAL GUARDIAN RESEARCH.................   0.60%               B            $ 127.65           511
EQ/CAPITAL GUARDIAN RESEARCH.................   0.80%               B            $ 124.77             5
EQ/CAPITAL GUARDIAN RESEARCH.................   0.90%               B            $ 123.35            44

EQ/COMMON STOCK INDEX........................   0.00%               A            $  15.00             3
EQ/COMMON STOCK INDEX........................   0.00%               A            $ 309.36           570
EQ/COMMON STOCK INDEX........................   0.60%               A            $ 809.35         1,236

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                          ----------   ---------------   ------------   ------------
EQ/COMMON STOCK INDEX..................   0.80%               A            $ 196.32            54
EQ/COMMON STOCK INDEX..................   0.90%               A            $ 335.41           241
EQ/COMMON STOCK INDEX..................   0.00%               B            $  96.85           145
EQ/COMMON STOCK INDEX..................   0.60%               B            $ 108.83         1,232
EQ/COMMON STOCK INDEX..................   0.90%               B            $ 104.82            --

EQ/CORE BOND INDEX.....................   0.00%               A            $ 121.69           156
EQ/CORE BOND INDEX.....................   0.00%               A            $ 127.19            11
EQ/CORE BOND INDEX.....................   0.60%               A            $ 123.57             6
EQ/CORE BOND INDEX.....................   0.60%               A            $ 147.22            41
EQ/CORE BOND INDEX.....................   0.60%               A            $ 147.72            51
EQ/CORE BOND INDEX.....................   0.80%               A            $ 118.25             1
EQ/CORE BOND INDEX.....................   0.90%               A            $ 117.17            15
EQ/CORE BOND INDEX.....................   0.00%               B            $ 126.76            45
EQ/CORE BOND INDEX.....................   0.60%               B            $ 144.71            15
EQ/CORE BOND INDEX.....................   0.60%               B            $ 147.22            74
EQ/CORE BOND INDEX.....................   0.90%               B            $ 141.79            --

EQ/EQUITY 500 INDEX....................   0.00%               A            $  14.39            11
EQ/EQUITY 500 INDEX....................   0.00%               A            $ 346.06           506
EQ/EQUITY 500 INDEX....................   0.60%               A            $ 315.99           770
EQ/EQUITY 500 INDEX....................   0.80%               A            $ 215.15            15
EQ/EQUITY 500 INDEX....................   0.90%               A            $ 300.32           130
EQ/EQUITY 500 INDEX....................   0.00%               B            $ 105.01           237
EQ/EQUITY 500 INDEX....................   0.60%               B            $ 101.18           797
EQ/EQUITY 500 INDEX....................   0.90%               B            $ 112.13            --

EQ/EQUITY GROWTH PLUS..................   0.00%               A            $  14.43            --
EQ/EQUITY GROWTH PLUS..................   0.00%               A            $ 139.39             7
EQ/EQUITY GROWTH PLUS..................   0.00%               A            $ 173.25           179
EQ/EQUITY GROWTH PLUS..................   0.60%               A            $ 165.86            18
EQ/EQUITY GROWTH PLUS..................   0.00%               B            $ 165.32           130
EQ/EQUITY GROWTH PLUS..................   0.60%               B            $ 156.37           408
EQ/EQUITY GROWTH PLUS..................   0.80%               B            $ 153.49             2
EQ/EQUITY GROWTH PLUS..................   0.90%               B            $ 152.06            30

EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               A            $  10.54            --
EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               A            $ 105.35             2
EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               B            $ 108.65            15
EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               B            $ 135.51            17
EQ/GAMCO MERGERS & ACQUISITIONS........   0.60%               B            $ 106.26            47
EQ/GAMCO MERGERS & ACQUISITIONS........   0.80%               B            $ 105.47            --
EQ/GAMCO MERGERS & ACQUISITIONS........   0.90%               B            $ 105.08             7

EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               A            $  11.35             6
EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               A            $ 113.54            14
EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               B            $ 130.76            17
EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               B            $ 200.19           179
EQ/GAMCO SMALL COMPANY VALUE...........   0.60%               B            $ 127.88           395
EQ/GAMCO SMALL COMPANY VALUE...........   0.80%               B            $ 126.93             1
EQ/GAMCO SMALL COMPANY VALUE...........   0.90%               B            $ 126.46            37

EQ/GLOBAL BOND PLUS....................   0.00%               A            $  11.69             1
EQ/GLOBAL BOND PLUS....................   0.00%               A            $ 133.63           112

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                ----------   ---------------   ------------   ------------
EQ/GLOBAL BOND PLUS..........................   0.60%               A            $ 122.39           66
EQ/GLOBAL BOND PLUS..........................   0.80%               A            $ 121.48            1
EQ/GLOBAL BOND PLUS..........................   0.90%               A            $ 121.03           11
EQ/GLOBAL BOND PLUS..........................   0.00%               B            $ 127.62           36
EQ/GLOBAL BOND PLUS..........................   0.60%               B            $ 121.21           34
EQ/GLOBAL BOND PLUS..........................   0.90%               B            $ 119.86           --

EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               A            $  17.71           11
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               A            $ 250.51           15
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               A            $ 403.34           81
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               B            $ 216.87          256
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%               B            $ 200.11          579
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%               B            $ 271.31           28
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.80%               B            $ 194.79            4
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.90%               B            $ 192.18           45

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               A            $  10.49            5
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               A            $ 218.78          158
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%               A            $ 243.13          162
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.80%               A            $ 173.73            3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%               A            $ 197.67           26
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               B            $ 115.59            2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               B            $ 157.49           22
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%               B            $ 146.81          145
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%               B            $ 144.85           --

EQ/INTERNATIONAL CORE PLUS...................   0.00%               A            $ 215.36           25
EQ/INTERNATIONAL CORE PLUS...................   0.60%               A            $ 160.41            5
EQ/INTERNATIONAL CORE PLUS...................   0.00%               B            $ 139.91           65
EQ/INTERNATIONAL CORE PLUS...................   0.60%               B            $ 130.26          126
EQ/INTERNATIONAL CORE PLUS...................   0.80%               B            $ 127.70           --
EQ/INTERNATIONAL CORE PLUS...................   0.90%               B            $ 125.87            9

EQ/INTERNATIONAL GROWTH......................   0.00%               B            $ 100.01           61
EQ/INTERNATIONAL GROWTH......................   0.00%               B            $ 159.59           35
EQ/INTERNATIONAL GROWTH......................   0.60%               B            $  97.81          165
EQ/INTERNATIONAL GROWTH......................   0.80%               B            $  97.08           --
EQ/INTERNATIONAL GROWTH......................   0.90%               B            $  96.72           22

EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               A            $  15.21           --
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               A            $ 132.80            4
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               A            $ 173.00            8
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               B            $ 162.02           41
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.60%               B            $ 104.72           13
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.60%               B            $ 149.22          106
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.80%               B            $ 145.17            2
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.90%               B            $ 143.18           16

EQ/LARGE CAP CORE PLUS.......................   0.00%               A            $  14.56           --
EQ/LARGE CAP CORE PLUS.......................   0.00%               A            $ 135.49           --
EQ/LARGE CAP CORE PLUS.......................   0.00%               A            $ 163.37            3
EQ/LARGE CAP CORE PLUS.......................   0.60%               A            $ 118.06            1
EQ/LARGE CAP CORE PLUS.......................   0.00%               B            $ 105.47           16
EQ/LARGE CAP CORE PLUS.......................   0.60%               B            $  98.37           54

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                           ----------   ---------------   ------------   ------------
EQ/LARGE CAP CORE PLUS..................   0.80%               B           $  96.10             --
EQ/LARGE CAP CORE PLUS..................   0.90%               B           $  94.99              3

EQ/LARGE CAP GROWTH INDEX...............   0.00%               A           $  16.70              2
EQ/LARGE CAP GROWTH INDEX...............   0.00%               A           $ 149.13              4
EQ/LARGE CAP GROWTH INDEX...............   0.00%               A           $ 179.27             51
EQ/LARGE CAP GROWTH INDEX...............   0.60%               A           $ 123.76              1
EQ/LARGE CAP GROWTH INDEX...............   0.00%               B           $  89.44            184
EQ/LARGE CAP GROWTH INDEX...............   0.60%               B           $  83.41            911
EQ/LARGE CAP GROWTH INDEX...............   0.80%               B           $  81.49              8
EQ/LARGE CAP GROWTH INDEX...............   0.90%               B           $  80.55             41

EQ/LARGE CAP GROWTH PLUS................   0.00%               A           $  15.37             --
EQ/LARGE CAP GROWTH PLUS................   0.00%               A           $ 150.41              4
EQ/LARGE CAP GROWTH PLUS................   0.00%               A           $ 197.97             33
EQ/LARGE CAP GROWTH PLUS................   0.60%               A           $ 126.79              3
EQ/LARGE CAP GROWTH PLUS................   0.00%               B           $ 189.68             98
EQ/LARGE CAP GROWTH PLUS................   0.60%               B           $ 100.38             50
EQ/LARGE CAP GROWTH PLUS................   0.60%               B           $ 174.70            539
EQ/LARGE CAP GROWTH PLUS................   0.80%               B           $ 169.95              7
EQ/LARGE CAP GROWTH PLUS................   0.90%               B           $ 167.62             36

EQ/LARGE CAP VALUE INDEX................   0.00%               A           $  54.93             24
EQ/LARGE CAP VALUE INDEX................   0.60%               A           $  53.72             24
EQ/LARGE CAP VALUE INDEX................   0.80%               A           $  53.32             --
EQ/LARGE CAP VALUE INDEX................   0.90%               A           $  53.12              5
EQ/LARGE CAP VALUE INDEX................   0.00%               B           $  63.43             18
EQ/LARGE CAP VALUE INDEX................   0.60%               B           $  53.23             15
EQ/LARGE CAP VALUE INDEX................   0.90%               B           $  52.64             --

EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $  13.55             --
EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $ 114.45             34
EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $ 116.66            307
EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $ 154.46            302
EQ/LARGE CAP VALUE PLUS.................   0.60%               A           $ 110.53             22
EQ/LARGE CAP VALUE PLUS.................   0.60%               A           $ 126.18          1,293
EQ/LARGE CAP VALUE PLUS.................   0.80%               A           $ 106.48             29
EQ/LARGE CAP VALUE PLUS.................   0.90%               A           $ 121.53            207
EQ/LARGE CAP VALUE PLUS.................   0.00%               B           $ 115.48             60
EQ/LARGE CAP VALUE PLUS.................   0.00%               B           $ 116.66              2
EQ/LARGE CAP VALUE PLUS.................   0.60%               B           $ 107.27              9
EQ/LARGE CAP VALUE PLUS.................   0.60%               B           $ 124.91            818
EQ/LARGE CAP VALUE PLUS.................   0.90%               B           $ 120.30             --

EQ/LORD ABBETT GROWTH AND INCOME........   0.00%               A           $  88.30              6
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%               A           $  86.36             17
EQ/LORD ABBETT GROWTH AND INCOME........   0.80%               A           $  85.72             --
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%               A           $  85.40              1
EQ/LORD ABBETT GROWTH AND INCOME........   0.00%               B           $ 114.16              8
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%               B           $  85.57              4
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%               B           $  84.61             --

EQ/LORD ABBETT LARGE CAP CORE...........   0.00%               A           $  10.40             --
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%               A           $ 103.62             84

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                           ----------   ---------------   ------------   ------------
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%               A            $ 101.34           49
EQ/LORD ABBETT LARGE CAP CORE...........   0.80%               A            $ 100.58           --
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%               A            $ 100.21            5
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%               B            $ 131.24           14
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%               B            $ 100.39           19
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%               B            $  99.28           --

EQ/MID CAP INDEX........................   0.00%               A            $  17.96            6
EQ/MID CAP INDEX........................   0.00%               A            $ 138.85            3
EQ/MID CAP INDEX........................   0.00%               A            $ 205.46          104
EQ/MID CAP INDEX........................   0.60%               A            $ 146.06            6
EQ/MID CAP INDEX........................   0.00%               B            $ 131.57          146
EQ/MID CAP INDEX........................   0.60%               B            $ 123.63          448
EQ/MID CAP INDEX........................   0.80%               B            $ 121.08            2
EQ/MID CAP INDEX........................   0.90%               B            $ 119.83           22

EQ/MID CAP VALUE PLUS...................   0.00%               A            $  17.26            4
EQ/MID CAP VALUE PLUS...................   0.00%               A            $ 153.29           15
EQ/MID CAP VALUE PLUS...................   0.00%               A            $ 198.16          130
EQ/MID CAP VALUE PLUS...................   0.00%               A            $ 212.88          188
EQ/MID CAP VALUE PLUS...................   0.60%               A            $ 152.73           14
EQ/MID CAP VALUE PLUS...................   0.60%               A            $ 177.30           46
EQ/MID CAP VALUE PLUS...................   0.60%               A            $ 182.51          739
EQ/MID CAP VALUE PLUS...................   0.80%               A            $ 177.56            6
EQ/MID CAP VALUE PLUS...................   0.90%               A            $ 175.13           59
EQ/MID CAP VALUE PLUS...................   0.00%               B            $ 198.04           44
EQ/MID CAP VALUE PLUS...................   0.90%               B            $ 138.07           --

EQ/MONEY MARKET.........................   0.00%               A            $  10.04           95
EQ/MONEY MARKET.........................   0.00%               A            $ 172.07          641
EQ/MONEY MARKET.........................   0.60%               A            $ 250.34          465
EQ/MONEY MARKET.........................   0.80%               A            $ 142.24            4
EQ/MONEY MARKET.........................   0.90%               A            $ 157.90           41
EQ/MONEY MARKET.........................   0.00%               B            $ 131.49          236
EQ/MONEY MARKET.........................   0.60%               B            $ 128.22          287
EQ/MONEY MARKET.........................   0.90%               B            $ 123.49           --

EQ/MONTAG & CALDWELL GROWTH.............   0.00%               A            $  10.42           16
EQ/MONTAG & CALDWELL GROWTH.............   0.00%               A            $ 111.07           37
EQ/MONTAG & CALDWELL GROWTH.............   0.60%               A            $ 108.63          108
EQ/MONTAG & CALDWELL GROWTH.............   0.80%               A            $ 107.82           --
EQ/MONTAG & CALDWELL GROWTH.............   0.90%               A            $ 107.42            7
EQ/MONTAG & CALDWELL GROWTH.............   0.00%               B            $ 135.96           52
EQ/MONTAG & CALDWELL GROWTH.............   0.60%               B            $ 107.64           35
EQ/MONTAG & CALDWELL GROWTH.............   0.90%               B            $ 106.44           --

EQ/MORGAN STANLEY MID CAP GROWTH........   0.00%               A            $ 125.98           83
EQ/MORGAN STANLEY MID CAP GROWTH........   0.60%               A            $ 123.21          196
EQ/MORGAN STANLEY MID CAP GROWTH........   0.80%               A            $ 122.29            1
EQ/MORGAN STANLEY MID CAP GROWTH........   0.90%               A            $ 121.84           25
EQ/MORGAN STANLEY MID CAP GROWTH........   0.00%               B            $ 182.78           39
EQ/MORGAN STANLEY MID CAP GROWTH........   0.60%               B            $ 122.06           77
EQ/MORGAN STANLEY MID CAP GROWTH........   0.90%               B            $ 120.71           --

EQ/PIMCO ULTRA SHORT BOND...............   0.00%               A            $ 114.18           92

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                    ----------   ---------------   ------------   ------------
EQ/PIMCO ULTRA SHORT BOND........   0.60%               A            $ 101.65            7
EQ/PIMCO ULTRA SHORT BOND........   0.60%               A            $ 111.66          156
EQ/PIMCO ULTRA SHORT BOND........   0.80%               A            $ 110.83            1
EQ/PIMCO ULTRA SHORT BOND........   0.90%               A            $ 110.42           18
EQ/PIMCO ULTRA SHORT BOND........   0.00%               B            $ 114.18           --
EQ/PIMCO ULTRA SHORT BOND........   0.00%               B            $ 117.24           85
EQ/PIMCO ULTRA SHORT BOND........   0.60%               B            $ 111.28           93
EQ/PIMCO ULTRA SHORT BOND........   0.90%               B            $ 110.04           --

EQ/QUALITY BOND PLUS.............   0.00%               A            $  11.55           10
EQ/QUALITY BOND PLUS.............   0.00%               A            $ 238.65           89
EQ/QUALITY BOND PLUS.............   0.60%               A            $ 202.93          188
EQ/QUALITY BOND PLUS.............   0.80%               A            $ 186.40            2
EQ/QUALITY BOND PLUS.............   0.90%               A            $ 192.62           31
EQ/QUALITY BOND PLUS.............   0.00%               B            $ 161.43           23
EQ/QUALITY BOND PLUS.............   0.60%               B            $ 150.25          153
EQ/QUALITY BOND PLUS.............   0.90%               B            $ 147.22           --

EQ/SMALL COMPANY INDEX...........   0.00%               A            $  16.56           13
EQ/SMALL COMPANY INDEX...........   0.00%               A            $  98.35            1
EQ/SMALL COMPANY INDEX...........   0.00%               A            $ 245.68           87
EQ/SMALL COMPANY INDEX...........   0.60%               A            $ 160.84           17
EQ/SMALL COMPANY INDEX...........   0.60%               A            $ 207.48           87
EQ/SMALL COMPANY INDEX...........   0.80%               A            $ 203.13           --
EQ/SMALL COMPANY INDEX...........   0.90%               A            $ 201.57            9
EQ/SMALL COMPANY INDEX...........   0.00%               B            $ 178.81           36
EQ/SMALL COMPANY INDEX...........   0.60%               B            $ 181.03            2
EQ/SMALL COMPANY INDEX...........   0.60%               B            $ 183.38           37
EQ/SMALL COMPANY INDEX...........   0.90%               B            $ 176.61           --

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                              UNITS
                                                           CONTRACT                                        OUTSTANDING
                                                           CHARGES*      SHARE CLASS**      UNIT VALUE       (000'S)
                                                          ----------   -----------------   ------------   ------------
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               A             $  16.91            10
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               A             $  97.35             6
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               A             $  97.55            --
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.60%               A             $  95.31             2
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.90%               A             $  93.36            --
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               B             $  96.37            55
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               B             $ 114.56            57
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.60%               B             $  94.36           257
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.80%               B             $  93.69             1
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.90%               B             $  93.36            14

EQ/UBS GROWTH & INCOME.................................   0.00%               B             $  86.16             1
EQ/UBS GROWTH & INCOME.................................   0.00%               B             $ 123.85            21
EQ/UBS GROWTH & INCOME.................................   0.60%               B             $  84.26            31
EQ/UBS GROWTH & INCOME.................................   0.80%               B             $  83.64            --
EQ/UBS GROWTH & INCOME.................................   0.90%               B             $  83.32             2

EQ/VAN KAMPEN COMSTOCK.................................   0.00%               A             $  86.88             7
EQ/VAN KAMPEN COMSTOCK.................................   0.60%               A             $  84.97            11
EQ/VAN KAMPEN COMSTOCK.................................   0.80%               A             $  84.34            --
EQ/VAN KAMPEN COMSTOCK.................................   0.90%               A             $  84.02             1
EQ/VAN KAMPEN COMSTOCK.................................   0.00%               B             $ 110.93            20
EQ/VAN KAMPEN COMSTOCK.................................   0.60%               B             $  84.18             4
EQ/VAN KAMPEN COMSTOCK.................................   0.90%               B             $  83.24            --

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               A             $  16.92             3
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               A             $ 159.23             5
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               A             $ 224.48            18
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               B             $ 128.76           203
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.60%               B             $ 116.54           192
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.80%               B             $ 117.55             1
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.90%               B             $ 112.54            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.90%               B             $ 116.22            10

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........   0.00%        Service Class 2      $  15.67            --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........   0.00%        Service Class 2      $ 162.06            23

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.00%        Service Class 2      $  16.14            19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.00%        Service Class 2      $ 106.76            11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.00%        Service Class 2      $ 202.48           198
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.60%        Service Class 2      $ 106.32            39
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.80%        Service Class 2      $ 106.17            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.90%        Service Class 2      $ 106.10             3

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................   0.00%        Service Class 2      $  14.89            13
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................   0.00%        Service Class 2      $ 158.28            28

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.00%        Service Class 2      $  14.48             3
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.00%        Service Class 2      $ 104.61            --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.00%        Service Class 2      $ 142.11            27
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.60%        Service Class 2      $ 104.17             4
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.80%        Service Class 2      $ 104.03            --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.90%        Service Class 2      $ 103.95            --

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                              UNITS
                                                           CONTRACT                                        OUTSTANDING
                                                           CHARGES*      SHARE CLASS**      UNIT VALUE       (000'S)
                                                          ----------   -----------------   ------------   ------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO..................   0.00%        Service Class 2      $  17.09            15
FIDELITY(R) VIP HIGH INCOME PORTFOLIO..................   0.00%        Service Class 2      $ 177.79           111

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO........   0.00%        Service Class 2      $  12.86            21
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO........   0.00%        Service Class 2      $ 141.30           153

FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.00%        Service Class 2      $  18.70            13
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.00%        Service Class 2      $ 113.34             8
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.00%        Service Class 2      $ 297.95           145
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.60%        Service Class 2      $ 112.87            76
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.80%        Service Class 2      $ 112.71            --
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.90%        Service Class 2      $ 112.63             2

FIDELITY(R) VIP MONEY MARKET PORTFOLIO.................   0.00%        Service Class 2      $  10.02            13
FIDELITY(R) VIP MONEY MARKET PORTFOLIO.................   0.00%        Service Class 2      $ 100.25            14

FIDELITY(R) VIP VALUE PORTFOLIO........................   0.00%        Service Class 2      $  17.24            --
FIDELITY(R) VIP VALUE PORTFOLIO........................   0.00%        Service Class 2      $ 156.05            35

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.............   0.00%        Service Class 2      $  20.75            --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.............   0.00%        Service Class 2      $ 212.80            26

FRANKLIN RISING DIVIDENDS SECURITIES...................   0.00%            Class 2          $ 108.47            15
FRANKLIN RISING DIVIDENDS SECURITIES...................   0.60%            Class 2          $ 108.02           143
FRANKLIN RISING DIVIDENDS SECURITIES...................   0.80%            Class 2          $ 107.87            --
FRANKLIN RISING DIVIDENDS SECURITIES...................   0.90%            Class 2          $ 107.79             3

FRANKLIN SMALL CAP VALUE SECURITIES....................   0.00%            Class 2          $  10.68            --
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.00%            Class 2          $ 106.81             2
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.60%            Class 2          $ 106.36             4
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.80%            Class 2          $ 106.22            --
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.90%            Class 2          $ 106.14            --

FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.00%            Class 2          $ 105.24            15
FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.60%            Class 2          $ 104.80            26
FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.80%            Class 2          $ 104.65             1
FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.90%            Class 2          $ 104.58             1

GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.00%         Service Shares      $ 108.47             6
GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.60%         Service Shares      $ 108.02            28
GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.80%         Service Shares      $ 107.87            --
GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.90%         Service Shares      $ 107.80            --

INVESCO V.I. FINANCIAL SERVICES FUND...................   0.00%           Series II         $   9.44             2
INVESCO V.I. FINANCIAL SERVICES FUND...................   0.00%           Series II         $  94.40             4

INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.00%           Series II         $  11.15            --
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.00%           Series II         $ 111.53            16
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.60%           Series II         $ 111.07            16
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.80%           Series II         $ 110.92            --
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.90%           Series II         $ 110.84             2

INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.00%           Series II         $  11.04             2
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.00%           Series II         $ 110.41            29
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.60%           Series II         $ 109.95            30
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.80%           Series II         $ 109.80            --
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.90%           Series II         $ 109.72             1

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                 UNITS
                                                               CONTRACT                                       OUTSTANDING
                                                               CHARGES*      SHARE CLASS**     UNIT VALUE       (000'S)
                                                              ----------   ----------------   ------------   ------------
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.00%            Series II       $  10.51            --
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.00%            Series II       $ 105.14             5
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.60%            Series II       $ 104.70             4
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.80%            Series II       $ 104.55            --
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.90%            Series II       $ 104.48            --

INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.00%            Series II       $  10.95             2
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.00%            Series II       $ 109.49             1
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.60%            Series II       $ 109.03             2
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.80%            Series II       $ 108.88            --
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.90%            Series II       $ 108.80            --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................   0.00%          Common Shares     $  10.70             9
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................   0.00%          Common Shares     $ 107.00            10

IVY FUNDS VIP ENERGY.......................................   0.00%          Common Shares     $  11.45             8
IVY FUNDS VIP ENERGY.......................................   0.00%          Common Shares     $ 114.48             4
IVY FUNDS VIP ENERGY.......................................   0.60%          Common Shares     $ 114.00             7
IVY FUNDS VIP ENERGY.......................................   0.80%          Common Shares     $ 113.84            --
IVY FUNDS VIP ENERGY.......................................   0.90%          Common Shares     $ 113.76            --

IVY FUNDS VIP MID CAP GROWTH...............................   0.00%          Common Shares     $  11.58             6
IVY FUNDS VIP MID CAP GROWTH...............................   0.00%          Common Shares     $ 115.78            14
IVY FUNDS VIP MID CAP GROWTH...............................   0.60%          Common Shares     $ 115.30            17
IVY FUNDS VIP MID CAP GROWTH...............................   0.80%          Common Shares     $ 115.14            --
IVY FUNDS VIP MID CAP GROWTH...............................   0.90%          Common Shares     $ 115.06             1

IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................   0.00%          Common Shares     $  10.58             1
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................   0.00%          Common Shares     $ 105.81            36

IVY FUNDS VIP SMALL CAP GROWTH.............................   0.00%          Common Shares     $  11.35             2
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.00%          Common Shares     $ 113.53            10
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.60%          Common Shares     $ 113.05             6
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.80%          Common Shares     $ 112.90            --
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.90%          Common Shares     $ 112.82            --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.00%         Service Shares     $  11.40            11
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.00%         Service Shares     $ 114.04            93
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.60%         Service Shares     $ 113.56           125
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.80%         Service Shares     $ 113.40            --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.90%         Service Shares     $ 113.32             8

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.00%          Service Class     $  10.69            15
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.00%          Service Class     $ 106.86            91
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.60%          Service Class     $ 106.41           101
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.80%          Service Class     $ 106.26            --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.90%          Service Class     $ 106.19             3

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                 UNITS
                                                CONTRACT                                      OUTSTANDING
                                                CHARGES*     SHARE CLASS**     UNIT VALUE       (000's)
                                               ----------   ---------------   ------------   ------------
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.00%         Service Class      $ 105.80           --
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.60%         Service Class      $ 105.36            5
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.80%         Service Class      $ 105.21           --
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.90%         Service Class      $ 105.14           --

MFS(R) INVESTORS TRUST SERIES...............   0.00%         Service Class      $ 102.73           --
MFS(R) INVESTORS TRUST SERIES...............   0.60%         Service Class      $ 102.30            1
MFS(R) INVESTORS TRUST SERIES...............   0.80%         Service Class      $ 102.16           --
MFS(R) INVESTORS TRUST SERIES...............   0.90%         Service Class      $ 102.09           --

MFS(R) UTILITIES SERIES.....................   0.00%         Service Class      $  11.14           --
MFS(R) UTILITIES SERIES.....................   0.00%         Service Class      $ 111.38            1

MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               A            $  16.44            3
MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               A            $  93.02            4
MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               A            $ 171.10          288
MULTIMANAGER AGGRESSIVE EQUITY..............   0.60%               A            $ 133.47            6
MULTIMANAGER AGGRESSIVE EQUITY..............   0.60%               A            $ 677.90          428
MULTIMANAGER AGGRESSIVE EQUITY..............   0.80%               A            $  99.92           27
MULTIMANAGER AGGRESSIVE EQUITY..............   0.90%               A            $ 179.55          114
MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               B            $  87.39           45
MULTIMANAGER AGGRESSIVE EQUITY..............   0.60%               B            $  81.82          238
MULTIMANAGER AGGRESSIVE EQUITY..............   0.90%               B            $  78.80           --

MULTIMANAGER CORE BOND......................   0.00%               A            $  11.95            8
MULTIMANAGER CORE BOND......................   0.00%               A            $ 141.06            5
MULTIMANAGER CORE BOND......................   0.00%               A            $ 149.28          163
MULTIMANAGER CORE BOND......................   0.60%               A            $ 149.14           11
MULTIMANAGER CORE BOND......................   0.00%               B            $ 154.18          119
MULTIMANAGER CORE BOND......................   0.60%               B            $ 146.06          345
MULTIMANAGER CORE BOND......................   0.80%               B            $ 143.43            1
MULTIMANAGER CORE BOND......................   0.90%               B            $ 142.14           44

MULTIMANAGER INTERNATIONAL EQUITY...........   0.00%               A            $ 205.86           66
MULTIMANAGER INTERNATIONAL EQUITY...........   0.60%               A            $ 147.22            4
MULTIMANAGER INTERNATIONAL EQUITY...........   0.00%               B            $ 193.73           25
MULTIMANAGER INTERNATIONAL EQUITY...........   0.60%               B            $ 141.59          211
MULTIMANAGER INTERNATIONAL EQUITY...........   0.80%               B            $ 182.14           --
MULTIMANAGER INTERNATIONAL EQUITY...........   0.90%               B            $ 137.79           23

MULTIMANAGER LARGE CAP CORE EQUITY..........   0.00%               A            $ 172.43           21
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.60%               A            $ 120.82           --
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.00%               B            $ 153.99            8
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.60%               B            $ 117.30           30
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.80%               B            $ 144.77           --
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.90%               B            $ 114.16            2

MULTIMANAGER LARGE CAP VALUE................   0.00%               A            $ 185.43           53
MULTIMANAGER LARGE CAP VALUE................   0.60%               A            $ 133.08            7
MULTIMANAGER LARGE CAP VALUE................   0.00%               B            $ 168.15           25
MULTIMANAGER LARGE CAP VALUE................   0.60%               B            $ 131.17          135
MULTIMANAGER LARGE CAP VALUE................   0.80%               B            $ 158.09           --
MULTIMANAGER LARGE CAP VALUE................   0.90%               B            $ 127.65           10

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                         ----------   ---------------   ------------   ------------
MULTIMANAGER MID CAP GROWTH...........   0.00%              A             $ 232.43           45
MULTIMANAGER MID CAP GROWTH...........   0.60%              A             $ 134.60            2
MULTIMANAGER MID CAP GROWTH...........   0.00%              B             $ 205.79           10
MULTIMANAGER MID CAP GROWTH...........   0.60%              B             $ 125.85          129
MULTIMANAGER MID CAP GROWTH...........   0.80%              B             $ 193.47           --
MULTIMANAGER MID CAP GROWTH...........   0.90%              B             $ 122.48           14

MULTIMANAGER MID CAP VALUE............   0.00%              A             $  19.62            6
MULTIMANAGER MID CAP VALUE............   0.00%              A             $ 172.61            5
MULTIMANAGER MID CAP VALUE............   0.00%              A             $ 262.21           40
MULTIMANAGER MID CAP VALUE............   0.60%              A             $ 164.93            3
MULTIMANAGER MID CAP VALUE............   0.00%              B             $ 172.21           63
MULTIMANAGER MID CAP VALUE............   0.60%              B             $ 163.13          211
MULTIMANAGER MID CAP VALUE............   0.80%              B             $ 160.20            1
MULTIMANAGER MID CAP VALUE............   0.90%              B             $ 158.75           16

MULTIMANAGER MULTI-SECTOR BOND........   0.00%              A             $  12.53            8
MULTIMANAGER MULTI-SECTOR BOND........   0.00%              A             $ 203.94          192
MULTIMANAGER MULTI-SECTOR BOND........   0.60%              A             $ 352.67          176
MULTIMANAGER MULTI-SECTOR BOND........   0.80%              A             $ 140.82            5
MULTIMANAGER MULTI-SECTOR BOND........   0.90%              A             $ 210.54           32
MULTIMANAGER MULTI-SECTOR BOND........   0.00%              B             $ 123.50           28
MULTIMANAGER MULTI-SECTOR BOND........   0.60%              B             $  99.43          143
MULTIMANAGER MULTI-SECTOR BOND........   0.90%              B             $  95.76           --

MULTIMANAGER SMALL CAP GROWTH.........   0.00%              B             $  95.70            1
MULTIMANAGER SMALL CAP GROWTH.........   0.00%              B             $ 140.33           42
MULTIMANAGER SMALL CAP GROWTH.........   0.60%              B             $  93.63           26
MULTIMANAGER SMALL CAP GROWTH.........   0.80%              B             $  92.95           --
MULTIMANAGER SMALL CAP GROWTH.........   0.90%              B             $  92.61            1

MULTIMANAGER SMALL CAP VALUE..........   0.00%              A             $ 192.78           63
MULTIMANAGER SMALL CAP VALUE..........   0.60%              A             $ 184.56            7
MULTIMANAGER SMALL CAP VALUE..........   0.00%              B             $ 202.76           12
MULTIMANAGER SMALL CAP VALUE..........   0.60%              B             $ 184.54            4
MULTIMANAGER SMALL CAP VALUE..........   0.60%              B             $ 189.54           73
MULTIMANAGER SMALL CAP VALUE..........   0.80%              B             $ 185.07           --
MULTIMANAGER SMALL CAP VALUE..........   0.90%              B             $ 182.54           --
MULTIMANAGER SMALL CAP VALUE..........   0.90%              B             $ 182.96            5

MULTIMANAGER TECHNOLOGY...............   0.00%              A             $  18.85           --
MULTIMANAGER TECHNOLOGY...............   0.00%              A             $ 263.44           47
MULTIMANAGER TECHNOLOGY...............   0.60%              A             $ 139.58            4
MULTIMANAGER TECHNOLOGY...............   0.00%              B             $ 214.70           56
MULTIMANAGER TECHNOLOGY...............   0.60%              B             $ 125.36          429
MULTIMANAGER TECHNOLOGY...............   0.80%              B             $ 201.85            1
MULTIMANAGER TECHNOLOGY...............   0.90%              B             $ 122.00           16

MUTUAL SHARES SECURITIES FUND.........   0.00%           Class 2          $  10.30            4
MUTUAL SHARES SECURITIES FUND.........   0.00%           Class 2          $ 103.00           55
MUTUAL SHARES SECURITIES FUND.........   0.60%           Class 2          $ 102.57           14
MUTUAL SHARES SECURITIES FUND.........   0.80%           Class 2          $ 102.43           --
MUTUAL SHARES SECURITIES FUND.........   0.90%           Class 2          $ 102.36           --

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                  UNITS
                                                                 CONTRACT                                      OUTSTANDING
                                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                                ----------   ---------------   ------------   ------------
NATURAL RESOURCES PORTFOLIO..................................   0.00%           Class II        $  25.86             5
NATURAL RESOURCES PORTFOLIO..................................   0.00%           Class II        $ 100.55           378

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.00%        Advisor Class      $ 124.21             9
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.60%        Advisor Class      $ 123.69            14
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.80%        Advisor Class      $ 123.52            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.90%        Advisor Class      $ 123.43             1

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.00%        Advisor Class      $  10.51            30
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.00%        Advisor Class      $ 105.13            65
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.60%        Advisor Class      $ 104.69            20
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.80%        Advisor Class      $ 104.54            --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.90%        Advisor Class      $ 104.47             1

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.00%        Advisor Class      $  10.46            13
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.00%        Advisor Class      $ 104.64           224
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.60%        Advisor Class      $ 104.20           122
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.80%        Advisor Class      $ 104.05            --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.90%        Advisor Class      $ 103.98             8

T. ROWE PRICE EQUITY INCOME..................................   0.00%           Class II        $ 102.60             3
T. ROWE PRICE EQUITY INCOME..................................   0.60%           Class II        $ 102.18            48
T. ROWE PRICE EQUITY INCOME..................................   0.80%           Class II        $ 102.03            --
T. ROWE PRICE EQUITY INCOME..................................   0.90%           Class II        $ 101.96             1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................   0.00%           Class II        $  10.65            --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................   0.00%           Class II        $ 106.52             7

TARGET 2015 ALLOCATION.......................................   0.00%              B            $  13.74            --
TARGET 2015 ALLOCATION.......................................   0.00%              B            $ 108.03            58

TARGET 2025 ALLOCATION.......................................   0.00%              B            $  14.19             2
TARGET 2025 ALLOCATION.......................................   0.00%              B            $ 105.59            69

TARGET 2035 ALLOCATION.......................................   0.00%              B            $  14.55             2
TARGET 2035 ALLOCATION.......................................   0.00%              B            $ 104.18            63

TARGET 2045 ALLOCATION.......................................   0.00%              B            $  14.85             2
TARGET 2045 ALLOCATION.......................................   0.00%              B            $ 101.99            12

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.00%           Class 2         $ 113.63            11
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.60%           Class 2         $ 113.16            25
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.80%           Class 2         $ 113.00            --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.90%           Class 2         $ 112.93             2

TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.00%           Class 2         $  10.52             2
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.00%           Class 2         $ 105.16            66
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.60%           Class 2         $ 104.73            92
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.80%           Class 2         $ 104.58            --
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.90%           Class 2         $ 104.51             5

TEMPLETON GROWTH SECURITIES FUND.............................   0.00%           Class 2         $ 104.38             1
TEMPLETON GROWTH SECURITIES FUND.............................   0.60%           Class 2         $ 103.95             2

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2010


                                                                                                                       UNITS
                                                                     CONTRACT                                       OUTSTANDING
                                                                     CHARGES*      SHARE CLASS**     UNIT VALUE       (000'S)
                                                                    ----------   ----------------   ------------   ------------
TEMPLETON GROWTH SECURITIES FUND.................................   0.80%            Class 2          $ 103.80          --
TEMPLETON GROWTH SECURITIES FUND.................................   0.90%            Class 2          $ 103.73          --

VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.00%            Class S          $ 117.15          12
VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.60%            Class S          $ 116.67          22
VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.80%            Class S          $ 116.50          --
VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.90%            Class S          $ 116.42           1

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO........   0.60%        Investor Share       $ 122.06          51

----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                           AMERICAN
                                                         ALL ASSET        CENTURY VP      AXA AGGRESSIVE
                                                      ALLOCATION*(1)   MID CAP VALUE(1)     ALLOCATION*
                                                     ---------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $20,323          $ 70,211       $    2,045,418
 Expenses:
  Less: Asset-based charges.........................        1,080             1,451              303,699
                                                          -------          --------       --------------
Net Investment Income (Loss)........................       19,243            68,760            1,741,719
                                                          -------          --------       --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       14,657           152,710          (12,979,522)
  Realized gain distribution from The Trusts........       33,011                --            2,783,660
                                                          -------          --------       --------------
 Net realized gain (loss)...........................       47,668           152,710          (10,195,862)
                                                          -------          --------       --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       30,071           691,623           23,087,126
                                                          -------          --------       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       77,739           844,333           12,891,264
                                                          -------          --------       --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $96,982          $913,093       $   14,632,983
                                                          =======          ========       ==============



                                                      AXA BALANCED   AXA CONSERVATIVE   AXA CONSERVATIVE
                                                        STRATEGY*       ALLOCATION*     GROWTH STRATEGY*
                                                     -------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $20,601        $  665,266          $ 4,994
 Expenses:
  Less: Asset-based charges.........................          --           101,714               --
                                                         -------        ----------          -------
Net Investment Income (Loss)........................      20,601           563,552            4,994
                                                         -------        ----------          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      13,771             4,256              772
  Realized gain distribution from The Trusts........       8,346         1,222,298            2,065
                                                         -------        ----------          -------
 Net realized gain (loss)...........................      22,117         1,226,554            2,837
                                                         -------        ----------          -------
 Change in unrealized appreciation
  (depreciation) of investments.....................      36,451           152,914            6,871
                                                         -------        ----------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      58,568         1,379,468            9,708
                                                         -------        ----------          -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $79,169        $1,943,020          $14,702
                                                         =======        ==========          =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      AXA CONSERVATIVE  AXA CONSERVATIVE-PLUS   AXA GROWTH
                                                         STRATEGY*           ALLOCATION*         STRATEGY*
                                                     ----------------- ----------------------- ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $3,781             $  794,267          $ 22,832
 Expenses:
  Less: Asset-based charges.........................         --                149,500                --
                                                         ------             ----------          --------
Net Investment Income (Loss)........................      3,781                644,767            22,832
                                                         ------             ----------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      1,632               (788,266)           19,586
  Realized gain distribution from The Trusts........      1,163              1,107,247            12,441
                                                         ------             ----------          --------
 Net realized gain (loss)...........................      2,795                318,981            32,027
                                                         ------             ----------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (3,162)             2,644,433            86,172
                                                         ------             ----------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       (367)             2,963,414           118,199
                                                         ------             ----------          --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $3,414             $3,608,181          $141,031
                                                         ======             ==========          ========



                                                       AXA MODERATE      AXA MODERATE     AXA MODERATE-PLUS
                                                        ALLOCATION*    GROWTH STRATEGY*      ALLOCATION*
                                                     ---------------- ------------------ -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 26,556,112        $103,872        $ 6,945,747
 Expenses:
  Less: Asset-based charges.........................      6,193,217              --          1,043,762
                                                       ------------        --------        -----------
Net Investment Income (Loss)........................     20,362,895         103,872          5,901,985
                                                       ------------        --------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (7,985,066)         33,448        (13,551,933)
  Realized gain distribution from The Trusts........     27,101,590          42,103         10,098,252
                                                       ------------        --------        -----------
 Net realized gain (loss)...........................     19,116,524          75,551         (3,453,681)
                                                       ------------        --------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     65,996,783         558,808         37,688,259
                                                       ------------        --------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     85,113,307         634,359         34,234,578
                                                       ------------        --------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $105,476,202        $738,231        $40,136,563
                                                       ============        ========        ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        AXA TACTICAL       AXA TACTICAL      AXA TACTICAL
                                                      MANAGER 2000*(1)   MANAGER 400*(1)   MANAGER 500*(1)
                                                     ------------------ ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $   162           $     --           $ 1,478
 Expenses:
  Less: Asset-based charges.........................          473              1,104               554
                                                          -------           --------           -------
Net Investment Income (Loss)........................         (311)            (1,104)              924
                                                          -------           --------           -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        7,613              3,531             1,695
  Realized gain distribution from The Trusts........       15,878             14,366            10,191
                                                          -------           --------           -------
 Net realized gain (loss)...........................       23,491             17,897            11,886
                                                          -------           --------           -------
 Change in unrealized appreciation
  (depreciation) of investments.....................       35,013             82,315            53,698
                                                          -------           --------           -------
Net Realized And Unrealized Gain (loss) On
 Investments........................................       58,504            100,212            65,584
                                                          -------           --------           -------
Net Increase (decrease) In Net Assets
 Resulting From Operations..........................      $58,193           $ 99,108           $66,508
                                                          =======           ========           =======



                                                                            BLACKROCK
                                                         AXA TACTICAL        GLOBAL
                                                           MANAGER         ALLOCATION    EQ/ALLIANCEBERNSTEIN
                                                      INTERNATIONAL*(1)   V.I. FUND(1)      INTERNATIONAL*
                                                     ------------------- -------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 2,526           $15,477        $ 9,909,543
 Expenses:
  Less: Asset-based charges.........................           409                --          2,070,501
                                                           -------           -------        -----------
Net Investment Income (Loss)........................         2,117            15,477          7,839,042
                                                           -------           -------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         3,330             2,842         (8,594,774)
  Realized gain distribution from The Trusts........           351             8,406                 --
                                                           -------           -------        -----------
 Net realized gain (loss)...........................         3,681            11,248         (8,594,774)
                                                           -------           -------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        18,350            24,490         18,679,628
                                                           -------           -------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        22,031            35,738         10,084,854
                                                           -------           -------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $24,148           $51,215        $17,923,896
                                                           =======           =======        ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                                    EQ/BLACKROCK
                                                      EQ/ALLIANCEBERNSTEIN       EQ/BLACKROCK      INTERNATIONAL
                                                        SMALL CAP GROWTH*    BASIC VALUE EQUITY*       VALUE*
                                                     ---------------------- --------------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    66,788           $ 2,296,676        $     995,235
 Expenses:
  Less: Asset-based charges.........................          798,115               675,255              486,811
                                                          -----------           -----------        -------------
Net Investment Income (Loss)........................         (731,327)            1,621,421              508,424
                                                          -----------           -----------        -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         (919,771)           (4,408,364)          (5,190,116)
  Realized gain distribution from The Trusts........               --                    --                   --
                                                          -----------           -----------        -------------
 Net realized gain (loss)...........................         (919,771)           (4,408,364)          (5,190,116)
                                                          -----------           -----------        -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       52,128,365            22,410,257           11,318,334
                                                          -----------           -----------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       51,208,594            18,001,893            6,128,218
                                                          -----------           -----------        -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $50,477,267           $19,623,314        $   6,636,642
                                                          ===========           ===========        =============



                                                                            EQ/CALVERT
                                                      EQ/BOSTON ADVISORS     SOCIALLY        EQ/CAPITAL
                                                        EQUITY INCOME*     RESPONSIBLE*   GUARDIAN GROWTH*
                                                     -------------------- -------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  256,148         $   313         $ 20,313
 Expenses:
  Less: Asset-based charges.........................          29,178           2,052           24,022
                                                          ----------         -------         --------
Net Investment Income (Loss)........................         226,970          (1,739)          (3,709)
                                                          ----------         -------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (187,949)         10,822           15,438
  Realized gain distribution from The Trusts........              --              --               --
                                                          ----------         -------         --------
 Net realized gain (loss)...........................        (187,949)         10,822           15,438
                                                          ----------         -------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       1,463,509          68,394          528,832
                                                          ----------         -------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       1,275,560          79,216          544,270
                                                          ----------         -------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $1,502,530         $77,477         $540,561
                                                          ==========         =======         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          EQ/CAPITAL          EQ/COMMON       EQ/CORE
                                                      GUARDIAN RESEARCH*    STOCK INDEX*    BOND INDEX*
                                                     -------------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $    674,063      $  19,998,148    $1,306,980
 Expenses:
  Less: Asset-based charges.........................          426,404          7,302,763       175,549
                                                         ------------      -------------    ----------
Net Investment Income (Loss)........................          247,659         12,695,385     1,131,431
                                                         ------------      -------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (2,792,609)       (50,755,384)     (402,507)
  Realized gain distribution from The Trusts........               --                 --            --
                                                         ------------      -------------    ----------
 Net realized gain (loss)...........................       (2,792,609)       (50,755,384)     (402,507)
                                                         ------------      -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       15,204,011        232,364,042     2,150,177
                                                         ------------      -------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       12,411,402        181,608,658     1,747,670
                                                         ------------      -------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 12,659,061      $ 194,304,043    $2,879,101
                                                         ============      =============    ==========



                                                        EQ/EQUITY       EQ/EQUITY    EQ/GAMCO MERGERS &
                                                        500 INDEX*    GROWTH PLUS*      ACQUISITIONS*
                                                     --------------- -------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 8,590,471     $   428,161        $     --
 Expenses:
  Less: Asset-based charges.........................     2,249,307         431,713          33,949
                                                       -----------     -----------        --------
Net Investment Income (Loss)........................     6,341,164          (3,552)        (33,949)
                                                       -----------     -----------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,047,436)     (4,404,735)        225,351
  Realized gain distribution from The Trusts........            --              --         241,082
                                                       -----------     -----------        --------
 Net realized gain (loss)...........................    (5,047,436)     (4,404,735)        466,433
                                                       -----------     -----------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................    69,628,822      20,982,358         300,601
                                                       -----------     -----------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    64,581,386      16,577,623         767,034
                                                       -----------     -----------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $70,922,550     $16,574,071        $733,085
                                                       ===========     ===========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                         EQ/GAMCO
                                                      SMALL COMPANY     EQ/GLOBAL          EQ/GLOBAL
                                                          VALUE*       BOND PLUS*    MULTI-SECTOR EQUITY*
                                                     --------------- -------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   282,122     $  978,847       $  2,480,995
 Expenses:
  Less: Asset-based charges.........................       233,183         94,339            885,187
                                                       -----------     ----------       ------------
Net Investment Income (Loss)........................        48,939        884,508          1,595,808
                                                       -----------     ----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     1,380,135       (381,781)       (24,503,958)
  Realized gain distribution from The Trusts........            --             --                 --
                                                       -----------     ----------       ------------
 Net realized gain (loss)...........................     1,380,135       (381,781)       (24,503,958)
                                                       -----------     ----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    18,093,960      1,697,159         46,739,859
                                                       -----------     ----------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    19,474,095      1,315,378         22,235,901
                                                       -----------     ----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $19,523,034     $2,199,886       $ 23,831,709
                                                       ===========     ==========       ============



                                                      EQ/INTERMEDIATE
                                                         GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                        BOND INDEX*        CORE PLUS*          GROWTH*
                                                     ----------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $1,450,604      $   566,538          $  234,135
 Expenses:
  Less: Asset-based charges.........................        453,671          115,832             103,654
                                                         ----------      -----------          ----------
Net Investment Income (Loss)........................        996,933          450,706             130,481
                                                         ----------      -----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        298,989       (2,303,948)            131,621
  Realized gain distribution from The Trusts........             --               --                  --
                                                         ----------      -----------          ----------
 Net realized gain (loss)...........................        298,989       (2,303,948)            131,621
                                                         ----------      -----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      3,429,412        4,731,667           3,444,141
                                                         ----------      -----------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      3,728,401        2,427,719           3,575,762
                                                         ----------      -----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $4,725,334      $ 2,878,425          $3,706,243
                                                         ==========      ===========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                           EQ/JPMORGAN       EQ/LARGE CAP    EQ/LARGE CAP
                                                      VALUE OPPORTUNITIES*    CORE PLUS*    GROWTH INDEX*
                                                     ---------------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $     354,183       $    75,941     $   974,644
 Expenses:
  Less: Asset-based charges.........................           120,584            40,029         466,404
                                                         -------------       -----------     -----------
Net Investment Income (Loss)........................           233,599            35,912         508,240
                                                         -------------       -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (2,552,989)         (954,941)        704,947
  Realized gain distribution from The Trusts........                --           563,136              --
                                                         -------------       -----------     -----------
 Net realized gain (loss)...........................        (2,552,989)         (391,805)        704,947
                                                         -------------       -----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         5,371,707         1,235,127      12,995,069
                                                         -------------       -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         2,818,718           843,322      13,700,016
                                                         -------------       -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $   3,052,317       $   879,234     $14,208,256
                                                         =============       ===========     ===========



                                                      EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP
                                                      GROWTH PLUS*   VALUE INDEX*     VALUE PLUS*
                                                     -------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   483,469    $  72,721      $  4,956,418
 Expenses:
  Less: Asset-based charges.........................      636,164       13,920         1,831,095
                                                      -----------    ---------      ------------
Net Investment Income (Loss)........................     (152,695)      58,801         3,125,323
                                                      -----------    ---------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    2,145,168     (148,155)      (37,791,000)
  Realized gain distribution from The Trusts........           --           --                --
                                                      -----------    ---------      ------------
 Net realized gain (loss)...........................    2,145,168     (148,155)      (37,791,000)
                                                      -----------    ---------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   14,388,588      658,775        78,859,523
                                                      -----------    ---------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   16,533,756      510,620        41,068,523
                                                      -----------    ---------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $16,381,061    $ 569,421      $ 44,193,846
                                                      ===========    =========      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/LORD ABBETT      EQ/LORD ABBETT     EQ/MID CAP
                                                      GROWTH AND INCOME*   LARGE CAP CORE*       INDEX*
                                                     -------------------- ----------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 18,581           $   95,281     $    729,461
 Expenses:
  Less: Asset-based charges.........................          9,368               40,900          335,120
                                                           --------           ----------     ------------
Net Investment Income (Loss)........................          9,213               54,381          394,341
                                                           --------           ----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         34,095              284,137       (7,505,044)
  Realized gain distribution from The Trusts........             --                   --               --
                                                           --------           ----------     ------------
 Net realized gain (loss)...........................         34,095              284,137       (7,505,044)
                                                           --------           ----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        379,471            1,423,291       27,596,922
                                                           --------           ----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        413,566            1,707,428       20,091,878
                                                           --------           ----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $422,779           $1,761,809     $ 20,486,219
                                                           ========           ==========     ============



                                                       EQ/MID CAP     EQ/MONEY       EQ/MONTAG &
                                                      VALUE PLUS*      MARKET*     CALDWELL GROWTH*
                                                     ------------- -------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $ 2,723,278    $  222,559      $  189,764
 Expenses:
  Less: Asset-based charges.........................      934,008     1,083,306          84,318
                                                      -----------    ----------      ----------
Net Investment Income (Loss)........................    1,789,270      (860,747)        105,446
                                                      -----------    ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    1,142,187        77,653         (10,332)
  Realized gain distribution from The Trusts........           --            --              --
                                                      -----------    ----------      ----------
 Net realized gain (loss)...........................    1,142,187        77,653         (10,332)
                                                      -----------    ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   41,689,274       (48,563)      2,146,694
                                                      -----------    ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   42,831,461        29,090       2,136,362
                                                      -----------    ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $44,620,731    $ (831,657)     $2,241,808
                                                       ===========    ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/MORGAN STANLEY  EQ/PIMCO ULTRA    EQ/QUALITY
                                                       MID CAP GROWTH*     SHORT BOND*     BOND PLUS*
                                                     ------------------ ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   138,426         $ 256,021      $10,178,448
 Expenses:
  Less: Asset-based charges.........................        173,145           265,381          475,153
                                                        -----------         ---------      -----------
Net Investment Income (Loss)........................        (34,719)           (9,360)       9,703,295
                                                        -----------         ---------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        549,201          (411,613)        (523,189)
  Realized gain distribution from The Trusts........         37,527                --               --
                                                        -----------         ---------      -----------
 Net realized gain (loss)...........................        586,728          (411,613)        (523,189)
                                                        -----------         ---------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     11,175,580           786,732       (2,446,430)
                                                        -----------         ---------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     11,762,308           375,119       (2,969,619)
                                                        -----------         ---------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $11,727,589         $ 365,759      $ 6,733,676
                                                        ===========         =========      ===========



                                                         EQ/SMALL      EQ/T. ROWE PRICE   EQ/UBS GROWTH &
                                                      COMPANY INDEX*     GROWTH STOCK*        INCOME*
                                                     ---------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   599,397       $      395         $ 37,079
 Expenses:
  Less: Asset-based charges.........................        167,935          143,222           17,815
                                                        -----------       ----------         --------
Net Investment Income (Loss)........................        431,462         (142,827)          19,264
                                                        -----------       ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (3,570,215)         125,152          (98,512)
  Realized gain distribution from The Trusts........             --               --               --
                                                        -----------       ----------         --------
 Net realized gain (loss)...........................     (3,570,215)         125,152          (98,512)
                                                        -----------       ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     14,749,232        5,107,375          667,241
                                                        -----------       ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     11,179,017        5,232,527          568,729
                                                        -----------       ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $11,610,479       $5,089,700         $587,993
                                                        ===========       ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                      EQ/WELLS FARGO   FIDELITY(R) VIP
                                                      EQ/VAN KAMPEN     ADVANTAGE      ASSET MANAGER:
                                                        COMSTOCK*     OMEGA GROWTH*   GROWTH PORTFOLIO
                                                     --------------- --------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 52,018      $    4,444         $ 27,498
 Expenses:
  Less: Asset-based charges.........................        7,135         121,193               --
                                                         --------      ----------         --------
Net Investment Income (Loss)........................       44,883        (116,749)          27,498
                                                         --------      ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (57,109)      1,811,875          242,928
  Realized gain distribution from The Trusts........           --       1,397,722           11,457
                                                         --------      ----------         --------
 Net realized gain (loss)...........................      (57,109)      3,209,597          254,385
                                                         --------      ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      528,372       3,770,076          435,109
                                                         --------      ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      471,263       6,979,673          689,494
                                                         --------      ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $516,146      $6,862,924         $716,992
                                                         ========      ==========         ========



                                                      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                       CONTRAFUND(R)     EQUITY-INCOME    GROWTH & INCOME
                                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ----------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   381,784       $   72,693         $ 19,582
 Expenses:
  Less: Asset-based charges.........................          6,105               --              285
                                                        -----------       ----------         --------
Net Investment Income (Loss)........................        375,679           72,693           19,297
                                                        -----------       ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (2,814,199)        (893,320)         200,758
  Realized gain distribution from The Trusts........         69,104               --               --
                                                        -----------       ----------         --------
 Net realized gain (loss)...........................     (2,745,095)        (893,320)         200,758
                                                        -----------       ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      9,096,325        1,541,601          326,909
                                                        -----------       ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      6,351,230          648,281          527,667
                                                        -----------       ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 6,726,909       $  720,974         $546,964
                                                        ===========       ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                        FIDELITY(R) VIP
                                                      FIDELITY(R) VIP     INVESTMENT     FIDELITY(R) VIP
                                                        HIGH INCOME       GRADE BOND         MID CAP
                                                         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                     ----------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 1,512,167      $  777,657        $    57,452
 Expenses:
  Less: Asset-based charges.........................              --              --              6,010
                                                         -----------      ----------        -----------
Net Investment Income (Loss)........................       1,512,167         777,657             51,442
                                                         -----------      ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       2,251,302       1,407,018         (2,124,480)
  Realized gain distribution from The Trusts........              --         258,253            129,286
                                                         -----------      ----------        -----------
 Net realized gain (loss)...........................       2,251,302       1,665,271         (1,995,194)
                                                         -----------      ----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (1,337,014)       (859,308)        11,245,885
                                                         -----------      ----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         914,288         805,963          9,250,691
                                                         -----------      ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 2,426,455      $1,583,620        $ 9,302,133
                                                         ===========      ==========        ===========



                                                                                          FIDELITY(R) VIP
                                                      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                                        MONEY MARKET         VALUE           STRATEGIES
                                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ----------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $1,834            $ 56,120        $   14,777
 Expenses:
  Less: Asset-based charges.........................          --                  --                --
                                                          ------            --------        ----------
Net Investment Income (Loss)........................       1,834              56,120            14,777
                                                          ------            --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          11             465,216         1,364,597
  Realized gain distribution from The Trusts........           1               3,446                --
                                                          ------            --------        ----------
 Net realized gain (loss)...........................          12             468,662         1,364,597
                                                          ------            --------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         (10)            318,939           (33,975)
                                                          ------            --------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................           2             787,601         1,330,622
                                                          ------            --------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $1,836            $843,721        $1,345,399
                                                          ======            ========        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                         FRANKLIN        FRANKLIN          FRANKLIN
                                                          RISING        SMALL CAP          STRATEGIC
                                                        DIVIDENDS         VALUE             INCOME
                                                      SECURITIES(1)   SECURITIES(1)   SECURITIES FUND(1)
                                                     --------------- --------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $     453        $    --           $  2,465
 Expenses:
  Less: Asset-based charges.........................       11,234            540              4,805
                                                        ---------        -------           --------
Net Investment Income (Loss)........................      (10,781)          (540)            (2,340)
                                                        ---------        -------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       58,781          4,543             12,372
  Realized gain distribution from The Trusts........           --             --                 --
                                                        ---------        -------           --------
 Net realized gain (loss)...........................       58,781          4,543             12,372
                                                        ---------        -------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      559,251         73,462             57,129
                                                        ---------        -------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      618,032         78,005             69,501
                                                        ---------        -------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 607,251        $77,465           $ 67,161
                                                        =========        =======           ========



                                                                          INVESCO V.I.   INVESCO V.I.
                                                      GOLDMAN SACHS VIT     FINANCIAL       GLOBAL
                                                           MID CAP          SERVICES      REAL ESTATE
                                                        VALUE FUND(1)        FUND(1)        FUND(1)
                                                     ------------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 14,221          $    --       $ 52,270
 Expenses:
  Less: Asset-based charges.........................          4,472               --          3,245
                                                           --------          -------       --------
Net Investment Income (Loss)........................          9,749               --         49,025
                                                           --------          -------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         36,319           38,964          5,020
  Realized gain distribution from The Trusts........             --               --             --
                                                           --------          -------       --------
 Net realized gain (loss)...........................         36,319           38,964          5,020
                                                           --------          -------       --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        334,739            2,817        123,907
                                                           --------          -------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        371,058           41,781        128,927
                                                           --------          -------       --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $380,807          $41,781       $177,952
                                                           ========          =======       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       INVESCO V.I.     INVESCO V.I.     INVESCO V.I.
                                                       INTERNATIONAL    MID CAP CORE       SMALL CAP
                                                      GROWTH FUND(1)   EQUITY FUND(1)   EQUITY FUND(1)
                                                     ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 18,156          $   958         $    --
 Expenses:
  Less: Asset-based charges.........................        4,807              657             249
                                                         --------          -------         -------
Net Investment Income (Loss)........................       13,349              301            (249)
                                                         --------          -------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       36,782           34,990           4,889
  Realized gain distribution from The Trusts........           --               --              --
                                                         --------          -------         -------
 Net realized gain (loss)...........................       36,782           34,990           4,889
                                                         --------          -------         -------
 Change in unrealized appreciation
  (depreciation) of investments.....................      299,868           64,251          27,142
                                                         --------          -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      336,650           99,241          32,031
                                                         --------          -------         -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $349,999          $99,542         $31,782
                                                         ========          =======         =======



                                                        IVY FUNDS VIP
                                                          DIVIDEND       IVY FUNDS VIP     IVY FUNDS VIP
                                                      OPPORTUNITIES(1)     ENERGY(1)     MID CAP GROWTH(1)
                                                     ------------------ --------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $    --         $     --          $     --
 Expenses:
  Less: Asset-based charges.........................            --              830             2,932
                                                           -------         --------          --------
Net Investment Income (Loss)........................            --             (830)           (2,932)
                                                           -------         --------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           313            9,532            19,889
  Realized gain distribution from The Trusts........            --               --                --
                                                           -------         --------          --------
 Net realized gain (loss)...........................           313            9,532            19,889
                                                           -------         --------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        22,601          125,399           375,407
                                                           -------         --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        22,914          134,931           395,296
                                                           -------         --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $22,914         $134,101          $392,364
                                                           =======         ========          ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010



                                                      IVY FUNDS VIP   IVY FUNDS VIP    LAZARD RETIREMENT
                                                       SCIENCE AND      SMALL CAP       EMERGING MARKETS
                                                      TECHNOLOGY(1)     GROWTH(1)     EQUITY PORTFOLIO(1)
                                                     --------------- --------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $     --       $     --           $  240,076
 Expenses:
  Less: Asset-based charges.........................           --            552               20,792
                                                         --------       --------           ----------
Net Investment Income (Loss)........................           --           (552)             219,284
                                                         --------       --------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       61,370         37,767              217,468
  Realized gain distribution from The Trusts........           --             --                   --
                                                         --------       --------           ----------
 Net realized gain (loss)...........................       61,370         37,767              217,468
                                                         --------       --------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      236,965        135,376            1,021,925
                                                         --------       --------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      298,335        173,143            1,239,393
                                                         --------       --------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $298,335       $172,591           $1,458,677
                                                         ========       ========           ==========



                                                          MFS(R)
                                                      INTERNATIONAL        MFS(R)            MFS(R)
                                                          VALUE       INVESTORS GROWTH      INVESTORS
                                                       PORTFOLIO(1)    STOCK SERIES(1)   TRUST SERIES(1)
                                                     --------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $       --         $    --            $   --
 Expenses:
  Less: Asset-based charges.........................        8,869             350                84
                                                       ----------         -------            ------
Net Investment Income (Loss)........................       (8,869)           (350)              (84)
                                                       ----------         -------            ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      144,618           1,380             2,576
  Realized gain distribution from The Trusts........           --              --                --
                                                       ----------         -------            ------
 Net realized gain (loss)...........................      144,618           1,380             2,576
                                                       ----------         -------            ------
 Change in unrealized appreciation
  (depreciation) of investments.....................      988,961          27,523             5,805
                                                       ----------         -------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    1,133,579          28,903             8,381
                                                       ----------         -------            ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $1,124,710         $28,553            $8,297
                                                       ==========         =======            ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                             MFS(R)            MULTIMANAGER      MULTIMANAGER
                                                      UTILITIES SERIES(1)   AGGRESSIVE EQUITY*    CORE BOND*
                                                     --------------------- -------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................         $   --            $ 3,008,851        $3,169,237
 Expenses:
  Less: Asset-based charges.........................             --              1,891,057           397,799
                                                             ------            -----------        ----------
Net Investment Income (Loss)........................             --              1,117,794         2,771,438
                                                             ------            -----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............             70               (593,215)        1,854,723
  Realized gain distribution from The Trusts........             --                     --         1,346,767
                                                             ------            -----------        ----------
 Net realized gain (loss)...........................             70               (593,215)        3,201,490
                                                             ------            -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................          5,869             56,399,362           657,981
                                                             ------            -----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          5,939             55,806,147         3,859,471
                                                             ------            -----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................         $5,939            $56,923,941        $6,630,909
                                                             ======            ===========        ==========



                                                           MULTIMANAGER            MULTIMANAGER          MULTIMANAGER
                                                      INTERNATIONAL EQUITY*   LARGE CAP CORE EQUITY*   LARGE CAP VALUE*
                                                     ----------------------- ------------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 1,513,381             $   30,925            $   309,357
 Expenses:
  Less: Asset-based charges.........................           199,906                 20,927                123,257
                                                           -----------             ----------            -----------
Net Investment Income (Loss)........................         1,313,475                  9,998                186,100
                                                           -----------             ----------            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (4,485,469)              (254,164)            (3,362,074)
  Realized gain distribution from The Trusts........                --                     --                     --
                                                           -----------             ----------            -----------
 Net realized gain (loss)...........................        (4,485,469)              (254,164)            (3,362,074)
                                                           -----------             ----------            -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         6,377,051              1,119,543              7,222,090
                                                           -----------             ----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         1,891,582                865,379              3,860,016
                                                           -----------             ----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $ 3,205,057             $  875,377            $ 4,046,116
                                                           ===========             ==========            ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        MULTIMANAGER     MULTIMANAGER       MULTIMANAGER
                                                      MID CAP GROWTH*   MID CAP VALUE*   MULTI-SECTOR BOND*
                                                     ----------------- ---------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $       --       $    435,734       $  3,678,888
 Expenses:
  Less: Asset-based charges.........................        98,876            192,999            565,949
                                                        ----------       ------------       ------------
Net Investment Income (Loss)........................       (98,876)           242,735          3,112,939
                                                        ----------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (984,723)        (1,648,251)       (12,298,521)
  Realized gain distribution from The Trusts........            --                 --                 --
                                                        ----------       ------------       ------------
 Net realized gain (loss)...........................      (984,723)        (1,648,251)       (12,298,521)
                                                        ----------       ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     7,670,774         13,552,057         17,422,320
                                                        ----------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     6,686,051         11,903,806          5,123,799
                                                        ----------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $6,587,175       $ 12,146,541       $  8,236,738
                                                        ==========       ============       ============



                                                         MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                      SMALL CAP GROWTH*   SMALL CAP VALUE*    TECHNOLOGY*
                                                     ------------------- ------------------ --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $       --         $    75,933     $        --
 Expenses:
  Less: Asset-based charges.........................         13,532              99,272         313,583
                                                         ----------         -----------     -----------
Net Investment Income (Loss)........................        (13,532)            (23,339)       (313,583)
                                                         ----------         -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        163,806          (2,317,014)      3,968,080
  Realized gain distribution from The Trusts........             --                  --              --
                                                         ----------         -----------     -----------
 Net realized gain (loss)...........................        163,806          (2,317,014)      3,968,080
                                                         ----------         -----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,633,240           8,437,526       8,418,185
                                                         ----------         -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,797,046           6,120,512      12,386,265
                                                         ----------         -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $1,783,514         $ 6,097,173     $12,072,682
                                                         ==========         ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                                    PIMCO VARIABLE
                                                                                                    INSURANCE TRUST
                                                         MUTUAL SHARES     NATURAL RESOURCES    COMMODITYREALRETURN(R)
                                                      SECURITIES FUND(1)       PORTFOLIO         STRATEGY PORTFOLIO(1)
                                                     -------------------- -------------------  ------------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 18,023            $   19,885              $ 82,460
 Expenses:
  Less: Asset-based charges.........................          2,515                    --                 1,997
                                                           --------            ----------              --------
Net Investment Income (Loss)........................         15,508                19,885                80,463
                                                           --------            ----------              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         22,536             3,985,352                11,546
  Realized gain distribution from The Trusts........             --                    --                43,743
                                                           --------            ----------              --------
 Net realized gain (loss)...........................         22,536             3,985,352                55,289
                                                           --------            ----------              --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        441,622             3,435,980               153,372
                                                           --------            ----------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        464,158             7,421,332               208,661
                                                           --------            ----------              --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $479,666            $7,441,217              $289,124
                                                           ========            ==========              ========


                                                       PIMCO VARIABLE   PIMCO VARIABLE
                                                      INSURANCE TRUST   INSURANCE TRUST
                                                        REAL RETURN      TOTAL RETURN     T. ROWE PRICE
                                                        PORTFOLIO(1)     PORTFOLIO(1)    EQUITY INCOME(1)
                                                     ----------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  97,969        $ 1,040,398        $ 47,467
 Expenses:
  Less: Asset-based charges.........................         3,974             24,173           8,633
                                                         ---------        -----------        --------
Net Investment Income (Loss)........................        93,995          1,016,225          38,834
                                                         ---------        -----------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        10,776            (28,974)         54,820
  Realized gain distribution from The Trusts........         9,159            302,496              --
                                                         ---------        -----------        --------
 Net realized gain (loss)...........................        19,935            273,522          54,820
                                                         ---------        -----------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (224,195)        (1,520,537)        456,083
                                                         ---------        -----------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      (204,260)        (1,247,015)        510,903
                                                         ---------        -----------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $(110,265)       $  (230,790)       $549,737
                                                         =========        ===========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       T. ROWE PRICE
                                                      HEALTH SCIENCES   TARGET 2015   TARGET 2025
                                                        PORTFOLIO(1)    ALLOCATION*   ALLOCATION*
                                                     ----------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    --         $ 88,747     $  93,798
 Expenses:
  Less: Asset-based charges.........................           --               --            --
                                                          -------         --------     ---------
Net Investment Income (Loss)........................           --           88,747        93,798
                                                          -------         --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        1,365          266,855       329,831
  Realized gain distribution from The Trusts........           --           34,938        11,432
                                                          -------         --------     ---------
 Net realized gain (loss)...........................        1,365          301,793       341,263
                                                          -------         --------     ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................       51,462          118,868       (20,922)
                                                          -------         --------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       52,827          420,661       320,341
                                                          -------         --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $52,827         $509,408     $ 414,139
                                                          =======         ========     =========



                                                                                      TEMPLETON
                                                      TARGET 2035   TARGET 2045   DEVELOPING MARKETS
                                                      ALLOCATION*   ALLOCATION*   SECURITIES FUND(1)
                                                     ------------- ------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $ 75,516      $ 13,321        $  1,535
 Expenses:
  Less: Asset-based charges.........................          --            --           4,311
                                                        --------      --------        --------
Net Investment Income (Loss)........................      75,516        13,321          (2,776)
                                                        --------      --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     184,517       (13,251)         27,965
  Realized gain distribution from The Trusts........      15,693         4,565              --
                                                        --------      --------        --------
 Net realized gain (loss)...........................     200,210        (8,686)         27,965
                                                        --------      --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      84,191        47,889         297,560
                                                        --------      --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     284,401        39,203         325,525
                                                        --------      --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $359,917      $ 52,524        $322,749
                                                        ========      ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010



                                                       TEMPLETON             TEMPLETON         VAN ECK VIP      VANGUARD VARIABLE
                                                      GLOBAL BOND             GROWTH           GLOBAL HARD       INSURANCE FUND -
                                                  SECURITIES FUND(1)    SECURITIES FUND(1)   ASSETS FUND(1)   EQUITY INDEX PORTFOLIO
                                                 --------------------  -------------------- ---------------- -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................     $   3,853              $    --            $     --           $   108,238
 Expenses:
  Less: Asset-based charges......................        20,559                  430               2,249                32,946
                                                      ---------              -------            --------           -----------
Net Investment Income (Loss).....................       (16,706)                (430)             (2,249)               75,292
                                                      ---------              -------            --------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............       178,867               14,110              15,138              (366,836)
  Realized gain distribution from The Trusts.....           697                   --                  --                60,241
                                                      ---------              -------            --------           -----------
 Net realized gain (loss)........................       179,564               14,110              15,138              (306,595)
                                                      ---------              -------            --------           -----------
 Change in unrealized appreciation
  (depreciation) of investments..................       351,880               36,015             419,035             1,028,835
                                                      ---------              -------            --------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................       531,444               50,125             434,173               722,240
                                                      ---------              -------            --------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................     $ 514,738              $49,695            $431,924           $   797,532
                                                      =========              =======            ========           ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                     ALL ASSET      AMERICAN CENTURY VP
                                                  ALLOCATION* (l)    MID CAP VALUE (l)
                                                 ----------------- ---------------------
                                                        2010                2010
                                                 ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   19,243          $    68,760
 Net realized gain (loss) on investments........        47,668              152,710
 Change in unrealized appreciation
  (depreciation) of investments.................        30,071              691,623
                                                    ----------          -----------
 Net Increase (decrease) in net assets from
  operations....................................        96,982              913,093
                                                    ----------          -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       175,375              115,500
  Transfers between funds including
   guaranteed interest account, net.............     1,402,519           10,252,420
  Transfers for contract benefits and
   terminations.................................          (320)             (56,869)
  Contract maintenance charges..................       (14,745)             (28,721)
                                                    ----------          -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,562,829           10,282,330
                                                    ----------          -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            11                   27
                                                    ----------          -----------
INCREASE (DECREASE) IN NET ASSETS...............     1,659,822           11,195,450
NET ASSETS -- BEGINNING OF PERIOD...............            --                   --
                                                    ----------          -----------
NET ASSETS -- END OF PERIOD.....................    $1,659,822          $11,195,450
                                                    ==========          ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --                   --
 Redeemed.......................................            --                   --
                                                    ----------          -----------
 Net Increase (Decrease)........................            --                   --
                                                    ----------          -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            17                   --
 Redeemed.......................................            (2)                  --
                                                    ----------          -----------
 Net Increase (Decrease)........................            15                   --
                                                    ----------          -----------
UNIT ACTIVITY CLASS II
 Issued.........................................            --                  130
 Redeemed.......................................            --                  (23)
                                                    ----------          -----------
 Net Increase (Decrease)........................            --                  107
                                                    ----------          -----------



                                                          AXA AGGRESSIVE                  AXA BALANCED
                                                            ALLOCATION*                   STRATEGY* (j)
                                                 --------------------------------- ---------------------------
                                                       2010             2009             2010          2009
                                                 ---------------- ---------------- ---------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   1,741,719     $    852,338      $   20,601      $   65
 Net realized gain (loss) on investments........    (10,195,862)      (4,455,870)         22,117          29
 Change in unrealized appreciation
  (depreciation) of investments.................     23,087,126       27,067,008          36,451         (85)
                                                  -------------     ------------      ----------      ------
 Net Increase (decrease) in net assets from
  operations....................................     14,632,983       23,463,476          79,169           9
                                                  -------------     ------------      ----------      ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     21,372,344       21,042,965         715,397       2,356
  Transfers between funds including
   guaranteed interest account, net.............     (5,822,090)       2,696,711         932,167       5,753
  Transfers for contract benefits and
   terminations.................................     (4,654,591)      (6,030,914)           (302)         --
  Contract maintenance charges..................     (8,547,175)      (8,615,685)        (76,679)       (524)
                                                  -------------     ------------      ----------      ------
Net increase (decrease) in net assets from
 contractowner transactions.....................      2,348,488        9,093,077       1,570,583       7,585
                                                  -------------     ------------      ----------      ------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --            1,086              --          --
                                                  -------------     ------------      ----------      ------
INCREASE (DECREASE) IN NET ASSETS...............     16,981,471       32,557,639       1,649,752       7,594
NET ASSETS -- BEGINNING OF PERIOD...............    111,748,199       79,190,560           7,594          --
                                                  -------------     ------------      ----------      ------
NET ASSETS -- END OF PERIOD.....................  $ 128,729,670     $111,748,199      $1,657,346      $7,594
                                                  =============     ============      ==========      ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             99              168              --          --
 Redeemed.......................................           (123)            (184)             --          --
                                                  -------------     ------------      ----------      ------
 Net Increase (Decrease)........................            (24)             (16)             --          --
                                                  -------------     ------------      ----------      ------
UNIT ACTIVITY CLASS B
 Issued.........................................             94              148              18          --
 Redeemed.......................................            (53)             (48)             (3)         --
                                                  -------------     ------------      ----------      ------
 Net Increase (Decrease)........................             41              100              15          --
                                                  -------------     ------------      ----------      ------
UNIT ACTIVITY CLASS II
 Issued.........................................             --               --              --          --
 Redeemed.......................................             --               --              --          --
                                                  -------------     ------------      ----------      ------
 Net Increase (Decrease)........................             --               --              --          --
                                                  -------------     ------------      ----------      ------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AXA CONSERVATIVE
                                                           ALLOCATION*
                                                 -------------------------------
                                                       2010            2009
                                                 --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    563,552    $    705,807
 Net realized gain (loss) on investments........     1,226,554         (18,469)
 Change in unrealized appreciation
  (depreciation) of investments.................       152,914       1,496,595
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,943,020       2,183,933
                                                  ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     3,005,338       2,720,473
  Transfers between funds including
   guaranteed interest account, net.............    (6,413,389)     16,270,727
  Transfers for contract benefits and
   terminations.................................    (2,410,795)     (1,225,793)
  Contract maintenance charges..................    (2,066,043)     (1,833,636)
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (7,884,889)     15,931,771
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --
                                                  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    (5,941,869)     18,115,704
NET ASSETS -- BEGINNING OF PERIOD...............    35,166,483      17,050,779
                                                  ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 29,224,614    $ 35,166,483
                                                  ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           115             202
 Redeemed.......................................          (185)            (89)
                                                  ------------    ------------
 Net Increase (Decrease)........................           (70)            113
                                                  ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            45              80
 Redeemed.......................................           (34)            (56)
                                                  ------------    ------------
 Net Increase (Decrease)........................            11              24
                                                  ------------    ------------



                                                    AXA CONSERVATIVE         AXA CONSERVATIVE
                                                    GROWTH STRATEGY*          STRATEGY* (j)
                                                 ---------------------- --------------------------
                                                     2010        2009        2010          2009
                                                 ------------ --------- -------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   4,994    $   19     $  3,781        $  15
 Net realized gain (loss) on investments........      2,837         5        2,795            4
 Change in unrealized appreciation
  (depreciation) of investments.................      6,871       (24)      (3,162)         (23)
                                                  ---------    ------     --------       ------
 Net Increase (decrease) in net assets from
  operations....................................     14,702        --        3,414           (4)
                                                  ---------    ------     --------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    205,525       648      438,581        1,394
  Transfers between funds including
   guaranteed interest account, net.............    304,103     7,096      271,242          235
  Transfers for contract benefits and
   terminations.................................         --        --           --          --
  Contract maintenance charges..................    (26,348)     (104)     (18,594)        (490)
                                                  ---------    ------     --------       ------
Net increase (decrease) in net assets from
 contractowner transactions.....................    483,280     7,640      691,229        1,139
                                                  ---------    ------     --------       ------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................         --        --           --          --
                                                  ---------    ------     --------       ------
INCREASE (DECREASE) IN NET ASSETS...............    497,982     7,640      694,643        1,135
NET ASSETS -- BEGINNING OF PERIOD...............      7,640        --        1,135           --
                                                  ---------    ------     --------       ------
NET ASSETS -- END OF PERIOD.....................  $ 505,622    $7,640     $695,778       $1,135
                                                  =========    ======     ========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................         --        --           --           --
 Redeemed.......................................         --        --           --           --
                                                  ---------    ------     --------       ------
 Net Increase (Decrease)........................         --        --           --           --
                                                  ---------    ------     --------       ------
UNIT ACTIVITY CLASS B
 Issued.........................................          5        --            9           --
 Redeemed.......................................         --        --           (3)          --
                                                  ---------    ------     --------       ------
 Net Increase (Decrease)........................          5        --            6           --
                                                  ---------    ------     --------       ------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA CONSERVATIVE-PLUS               AXA GROWTH
                                                           ALLOCATION*                  STRATEGY* (j)
                                                 ------------------------------- ----------------------------
                                                       2010            2009            2010           2009
                                                 --------------- --------------- ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    644,767    $    762,210     $   22,832      $  1,133
 Net realized gain (loss) on investments........       318,981         738,234         32,027           708
 Change in unrealized appreciation
  (depreciation) of investments.................     2,644,433       1,959,375         86,172          (500)
                                                  ------------    ------------     ----------      --------
 Net Increase (decrease) in net assets from
  operations....................................     3,608,181       3,459,819        141,031         1,341
                                                  ------------    ------------     ----------      --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,355,375       3,766,111      1,044,655        75,938
  Transfers between funds including
   guaranteed interest account, net.............    (9,755,944)     20,952,773        969,299        83,895
  Transfers for contract benefits and
   terminations.................................    (2,055,975)     (1,207,671)        (2,089)           --
  Contract maintenance charges..................    (2,466,960)     (1,826,829)      (139,851)       (2,306)
                                                  ------------    ------------     ----------      --------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (9,923,504)     21,684,384      1,872,014       157,527
                                                  ------------    ------------     ----------      --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --             --            --
                                                  ------------    ------------     ----------      --------
INCREASE (DECREASE) IN NET ASSETS...............    (6,315,323)     25,144,203      2,013,045       158,868
NET ASSETS -- BEGINNING OF PERIOD...............    44,284,769      19,140,566        158,868            --
                                                  ------------    ------------     ----------      --------
NET ASSETS -- END OF PERIOD.....................  $ 37,969,446    $ 44,284,769     $2,171,913      $158,868
                                                  ============    ============     ==========      ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           113             195             --            --
 Redeemed.......................................          (190)            (38)            --            --
                                                  ------------    ------------     ----------      --------
 Net Increase (Decrease)........................           (77)            157             --            --
                                                  ------------    ------------     ----------      --------
UNIT ACTIVITY CLASS B
 Issued.........................................            49              60             20             2
 Redeemed.......................................           (42)            (23)            (3)           --
                                                  ------------    ------------     ----------      --------
 Net Increase (Decrease)........................             7              37             17             2
                                                  ------------    ------------     ----------      --------



                                                             AXA MODERATE
                                                              ALLOCATION*
                                                 -------------------------------------
                                                        2010               2009
                                                 ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   20,362,895     $   11,204,506
 Net realized gain (loss) on investments........       19,116,524         54,320,287
 Change in unrealized appreciation
  (depreciation) of investments.................       65,996,783         99,520,054
                                                   --------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................      105,476,202        165,044,847
                                                   --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       95,847,957         93,929,124
  Transfers between funds including
   guaranteed interest account, net.............      (23,260,880)        (7,156,655)
  Transfers for contract benefits and
   terminations.................................      (66,758,989)       (63,212,064)
  Contract maintenance charges..................      (84,622,154)       (86,864,167)
                                                   --------------     --------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (78,794,066)       (63,303,762)
                                                   --------------     --------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................               --             60,000
                                                   --------------     --------------
INCREASE (DECREASE) IN NET ASSETS...............       26,682,136        101,801,085
NET ASSETS -- BEGINNING OF PERIOD...............    1,149,692,846      1,047,891,761
                                                   --------------     --------------
NET ASSETS -- END OF PERIOD.....................   $1,176,374,982     $1,149,692,846
                                                   ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               99                107
 Redeemed.......................................             (266)              (267)
                                                   --------------     --------------
 Net Increase (Decrease)........................             (167)              (160)
                                                   --------------     --------------
UNIT ACTIVITY CLASS B
 Issued.........................................              212                242
 Redeemed.......................................             (107)               (88)
                                                   --------------     --------------
 Net Increase (Decrease)........................              105                154
                                                   --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           AXA MODERATE                   AXA MODERATE-PLUS
                                                       GROWTH STRATEGY* (j)                  ALLOCATION*
                                                 -------------------------------- ---------------------------------
                                                        2010            2009            2010             2009
                                                 ----------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   103,872       $   34,939    $   5,901,985    $   3,625,598
 Net realized gain (loss) on investments........         75,551           21,326       (3,453,681)       8,372,143
 Change in unrealized appreciation
  (depreciation) of investments.................        558,808           71,771       37,688,259       44,690,631
                                                    -----------       ----------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................        738,231          128,036       40,136,563       56,688,372
                                                    -----------       ----------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      3,025,047           25,858       68,033,655       56,546,567
  Transfers between funds including
   guaranteed interest account, net.............      3,037,333        3,686,210       (8,907,862)      15,143,270
  Transfers for contract benefits and
   terminations.................................         (9,709)              --      (14,360,487)      (8,142,603)
  Contract maintenance charges..................       (508,805)         (24,024)     (26,840,535)     (23,805,859)
                                                    -----------       ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      5,543,866        3,688,044       17,924,771       39,741,375
                                                    -----------       ----------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --           13,498               --
                                                    -----------       ----------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............      6,282,097        3,816,080       58,074,832       96,429,747
NET ASSETS -- BEGINNING OF PERIOD...............      3,816,080               --      337,599,828      241,170,081
                                                    -----------       ----------    -------------    -------------
NET ASSETS -- END OF PERIOD.....................    $10,098,177       $3,816,080    $ 395,674,660    $ 337,599,828
                                                    ===========       ==========    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --               --              191              337
 Redeemed.......................................             --               --             (211)            (266)
                                                    -----------       ----------    -------------    -------------
 Net Increase (Decrease)........................             --               --              (20)              71
                                                    -----------       ----------    -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................             61               37              268              353
 Redeemed.......................................             (9)              --              (97)             (80)
                                                    -----------       ----------    -------------    -------------
 Net Increase (Decrease)........................             52               37              171              273
                                                    -----------       ----------    -------------    -------------



                                                     AXA TACTICAL       AXA TACTICAL
                                                  MANAGER 2000* (l)   MANAGER 400* (l)
                                                 ------------------- -----------------
                                                         2010               2010
                                                 ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $    (311)          $ (1,104)
 Net realized gain (loss) on investments........         23,491              17,897
 Change in unrealized appreciation
  (depreciation) of investments.................         35,013              82,315
                                                       --------            --------
 Net Increase (decrease) in net assets from
  operations....................................         58,193              99,108
                                                       --------            --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         53,671              56,088
  Transfers between funds including
   guaranteed interest account, net.............        488,641             654,825
  Transfers for contract benefits and
   terminations.................................           (357)               (368)
  Contract maintenance charges..................         (6,018)             (5,313)
                                                       --------            --------
Net increase (decrease) in net assets from
 contractowner transactions.....................        535,937             705,232
                                                       --------            --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              8                  11
                                                       --------            --------
INCREASE (DECREASE) IN NET ASSETS...............        594,138             804,351
NET ASSETS -- BEGINNING OF PERIOD...............             --                  --
                                                       --------            --------
NET ASSETS -- END OF PERIOD.....................       $594,138            $804,351
                                                       ========            ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           --                    --
 Redeemed.......................................           --                    --
                                                      --------             --------
 Net Increase (Decrease)........................           --                    --
                                                      --------             --------
UNIT ACTIVITY CLASS B
 Issued.........................................              7                   8
 Redeemed.......................................             (1)                 --
                                                      ---------            --------
 Net Increase (Decrease)........................              6                   8
                                                      ---------            --------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA TACTICAL     AXA TACTICAL MANAGER
                                                  MANAGER 500* (l)    INTERNATIONAL* (l)
                                                 ------------------ ----------------------
                                                        2010                 2010
                                                 ------------------ ----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................     $     924              $ 2,117
 Net realized gain (loss) on investments........        11,886                3,681
 Change in unrealized appreciation
  (depreciation) of investments.................        53,698               18,350
                                                     ---------             --------
 Net Increase (decrease) in net assets from
  operations....................................        66,508               24,148
                                                     ---------             --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        71,908               47,330
  Transfers between funds including
   guaranteed interest account, net.............       494,624              459,917
  Transfers for contract benefits and
   terminations.................................        (2,696)                (443)
  Contract maintenance charges..................       (12,632)              (6,822)
                                                     ---------              --------
Net increase (decrease) in net assets from
 contractowner transactions.....................       551,204              499,982
                                                     ---------              --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             6                    7
                                                     ---------              -------
INCREASE (DECREASE) IN NET ASSETS...............       617,718              524,137
NET ASSETS -- BEGINNING OF PERIOD...............            --                   --
                                                     ---------             --------
NET ASSETS -- END OF PERIOD.....................     $ 617,718             $524,137
                                                     =========             ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --                   --
 Redeemed.......................................            --                   --
                                                     ---------             --------
 Net Increase (Decrease)........................            --                   --
                                                     ---------             --------
UNIT ACTIVITY CLASS B
 Issued.........................................             6                    6
 Redeemed.......................................            --                   (1)
                                                     ---------             --------
 Net Increase (Decrease)........................             6                    5
                                                     ---------             --------
UNIT ACTIVITY CLASS III
 Issued.........................................            --                   --
 Redeemed.......................................            --                   --
                                                     ---------             --------
 Net Increase (Decrease)........................            --                   --
                                                     ---------             --------



                                                      BLACKROCK GLOBAL            EQ/ALLIANCEBERNSTEIN
                                                  ALLOCATION V.I. FUND (l)           INTERNATIONAL*
                                                 -------------------------- ---------------------------------
                                                            2010                  2010             2009
                                                 -------------------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $   15,477           $   7,839,042    $   8,347,576
 Net realized gain (loss) on investments........             11,248              (8,594,774)     (20,226,963)
 Change in unrealized appreciation
  (depreciation) of investments.................             24,490              18,679,628      107,545,847
                                                         ----------           -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................             51,215              17,923,896       95,666,460
                                                         ----------           -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........              5,471              34,315,344       33,637,358
  Transfers between funds including
   guaranteed interest account, net.............          1,337,449             (27,915,125)     (25,593,295)
  Transfers for contract benefits and
   terminations.................................                 --             (28,302,121)     (21,474,263)
  Contract maintenance charges..................             (2,191)            (26,444,290)     (28,563,416)
                                                         ----------           -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................          1,340,729             (48,346,192)     (41,993,616)
                                                         ----------           -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................                 --                      --           61,590
                                                         ----------           -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............          1,391,944             (30,422,296)      53,734,434
NET ASSETS -- BEGINNING OF PERIOD...............                 --             442,467,097      388,732,663
                                                         ----------           -------------    -------------
NET ASSETS -- END OF PERIOD.....................         $1,391,944           $ 412,044,801    $ 442,467,097
                                                         ==========           =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................                 --                      95              123
 Redeemed.......................................                 --                    (407)            (436)
                                                         ----------           -------------    -------------
 Net Increase (Decrease)........................                 --                    (312)            (313)
                                                         ----------           -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................                 --                      29               41
 Redeemed.......................................                 --                     (71)             (86)
                                                         ----------           -------------    -------------
 Net Increase (Decrease)........................                 --                     (42)             (45)
                                                         ----------           -------------    -------------
UNIT ACTIVITY CLASS III
 Issued.........................................                 21                      --               --
 Redeemed.......................................                 (4)                     --               --
                                                         ----------           -------------    -------------
 Net Increase (Decrease)........................                 17                      --               --
                                                         ----------           -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/ALLIANCEBERNSTEIN                  EQ/BLACKROCK
                                                         SMALL CAP GROWTH*                BASIC VALUE EQUITY*
                                                 --------------------------------- ---------------------------------
                                                       2010             2009             2010             2009
                                                 ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (731,327)   $    (476,501)   $   1,621,421     $  3,079,513
 Net realized gain (loss) on investments........       (919,771)      (7,177,869)      (4,408,364)      (7,740,575)
 Change in unrealized appreciation
  (depreciation) of investments.................     52,128,365       51,245,160       22,410,257       40,808,969
                                                  -------------    -------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     50,477,267       43,590,790       19,623,314       36,147,907
                                                  -------------    -------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     14,468,282       12,808,843       16,901,902       13,164,939
  Transfers between funds including
   guaranteed interest account, net.............     (2,572,058)      (8,309,207)      11,004,170        4,712,537
  Transfers for contract benefits and
   terminations.................................    (12,929,624)      (6,874,529)     (11,300,152)      (6,610,557)
  Contract maintenance charges..................     (8,877,846)      (9,154,536)      (9,273,492)      (9,015,043)
                                                  -------------    -------------    -------------     ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (9,911,246)     (11,529,429)       7,332,428        2,251,876
                                                  -------------    -------------    -------------     ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --               --               --
                                                  -------------    -------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............     40,566,021       32,061,361       26,955,742       38,399,783
NET ASSETS -- BEGINNING OF PERIOD...............    161,731,714      129,670,353      162,274,515      123,874,732
                                                  -------------    -------------    -------------     ------------
NET ASSETS -- END OF PERIOD.....................  $ 202,297,735    $ 161,731,714    $ 189,230,257     $162,274,515
                                                  =============    =============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             74               49               80               34
 Redeemed.......................................           (108)            (104)             (23)             (15)
                                                  -------------    -------------    -------------     ------------
 Net Increase (Decrease)........................            (34)             (55)              57               19
                                                  -------------    -------------    -------------     ------------
UNIT ACTIVITY CLASS B
 Issued.........................................             18               18              127               88
 Redeemed.......................................            (38)             (50)            (110)             (98)
                                                  -------------    -------------    -------------     ------------
 Net Increase (Decrease)........................            (20)             (32)              17              (10)
                                                  -------------    -------------    -------------     ------------



                                                            EQ/BLACKROCK
                                                        INTERNATIONAL VALUE*
                                                 ----------------------------------
                                                        2010              2009
                                                 ------------------ ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    508,424      $  2,045,429
 Net realized gain (loss) on investments........     (5,190,116)       (8,937,060)
 Change in unrealized appreciation
  (depreciation) of investments.................     11,318,334        37,918,280
                                                   ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,636,642        31,026,649
                                                   ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     15,064,908        10,832,871
  Transfers between funds including
   guaranteed interest account, net.............    (11,543,238)       (1,630,547)
  Transfers for contract benefits and
   terminations.................................    (11,543,261)       (5,751,885)
  Contract maintenance charges..................     (6,801,700)       (7,143,052)
                                                   ------------      ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (14,823,291)       (3,692,613)
                                                   ------------      ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                --
                                                   ------------      ------------
INCREASE (DECREASE) IN NET ASSETS...............     (8,186,649)       27,334,036
NET ASSETS -- BEGINNING OF PERIOD...............    137,016,161       109,682,125
                                                   ------------      ------------
NET ASSETS -- END OF PERIOD.....................   $128,829,512      $137,016,161
                                                   ============      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             16                19
 Redeemed.......................................            (17)              (19)
                                                   ------------      ------------
 Net Increase (Decrease)........................             (1)               --
                                                   ------------      ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            115               130
 Redeemed.......................................           (214)             (165)
                                                   ------------      ------------
 Net Increase (Decrease)........................            (99)              (35)
                                                   ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/BOSTON ADVISORS
                                                          EQUITY INCOME*
                                                 ---------------------------------
                                                        2010             2009
                                                 ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $  226,970      $   213,807
 Net realized gain (loss) on investments........      (187,949)      (1,581,854)
 Change in unrealized appreciation
  (depreciation) of investments.................     1,463,509        2,745,736
                                                    ----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................     1,502,530        1,377,689
                                                    ----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,291,359       1,507,132
  Transfers between funds including
   guaranteed interest account, net.............       (321,168)        106,684
  Transfers for contract benefits and
   terminations.................................       (452,936)       (371,332)
  Contract maintenance charges..................       (667,181)       (677,260)
                                                    -----------      ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       (149,926)        565,224
                                                    -----------      ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --             200
                                                    -----------      ----------
INCREASE (DECREASE) IN NET ASSETS...............      1,352,604       1,943,113
NET ASSETS -- BEGINNING OF PERIOD...............     10,048,212       8,105,099
                                                    -----------      ----------
NET ASSETS -- END OF PERIOD.....................    $11,400,816     $10,048,212
                                                    ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             11              30
 Redeemed.......................................            (16)            (21)
                                                    -----------     -----------
 Net Increase (Decrease)........................             (5)              9
                                                    -----------     -----------
UNIT ACTIVITY CLASS B
 Issued.........................................             13              30
 Redeemed.......................................            (11)            (27)
                                                    -----------     -----------
 Net Increase (Decrease)........................              2               3
                                                    -----------     -----------



                                                          EQ/CALVERT                      EQ/CAPITAL
                                                     SOCIALLY RESPONSIBLE*             GUARDIAN GROWTH*
                                                 ----------------------------- ---------------------------------
                                                      2010           2009            2010             2009
                                                 -------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,739)      $   (377)       $   (3,709)       $  (5,804)
 Net realized gain (loss) on investments........     10,822        (92,536)           15,438         (856,815)
 Change in unrealized appreciation
  (depreciation) of investments.................     68,394        233,681           528,832        2,162,326
                                                   --------       --------        ----------        ---------
 Net Increase (decrease) in net assets from
  operations....................................     77,477        140,768           540,561        1,299,707
                                                   --------       --------        ----------        ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    103,440         92,989           511,399          505,424
  Transfers between funds including
   guaranteed interest account, net.............     16,647        (61,561)         (862,863)         387,685
  Transfers for contract benefits and
   terminations.................................    (22,623)       (15,803)         (217,146)        (255,834)
  Contract maintenance charges..................    (48,726)       (45,715)         (342,252)        (324,865)
                                                   --------       --------        ----------       ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     48,738        (30,090)         (910,862)         312,410
                                                   --------       --------        ----------       ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................         --             --                --               --
                                                   --------       --------        ----------       ----------
INCREASE (DECREASE) IN NET ASSETS...............    126,215        110,678          (370,301)       1,612,117
NET ASSETS -- BEGINNING OF PERIOD...............    600,904        490,226         5,548,395        3,936,278
                                                   --------       --------        ----------       ----------
NET ASSETS -- END OF PERIOD.....................   $727,119       $600,904        $5,178,094       $5,548,395
                                                   ========       ========        ==========       ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................         --             --                 1                7
 Redeemed.......................................         --             --                (2)              (7)
                                                   --------       --------        ----------     ------------
 Net Increase (Decrease)........................         --             --                (1)              --
                                                   --------       --------        ----------      -----------
UNIT ACTIVITY CLASS B
 Issued.........................................          3              2                12               40
 Redeemed.......................................         (2)            (3)              (23)             (35)
                                                   --------       --------        ----------      -----------
 Net Increase (Decrease)........................          1             (1)              (11)               5
                                                   --------       --------        ----------      -----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH*
                                                 ------------------------------------
                                                        2010               2009
                                                 ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $     247,659      $   564,826
 Net realized gain (loss) on investments........      (2,792,609)      (3,881,442)
 Change in unrealized appreciation
  (depreciation) of investments.................      15,204,011       25,621,680
                                                   -------------      -----------
 Net Increase (decrease) in net assets from
  operations....................................      12,659,061       22,305,064
                                                   -------------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       7,501,205        7,432,801
  Transfers between funds including
   guaranteed interest account, net.............      (7,668,919)      (5,550,146)
  Transfers for contract benefits and
   terminations.................................      (5,460,999)      (5,333,145)
  Contract maintenance charges..................      (5,442,111)      (5,784,901)
                                                   -------------      -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (11,070,824)      (9,235,391)
                                                   -------------      -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --               --
                                                   -------------      -----------
INCREASE (DECREASE) IN NET ASSETS...............       1,588,237       13,069,673
NET ASSETS -- BEGINNING OF PERIOD...............      91,740,323       78,670,650
                                                   -------------      -----------
NET ASSETS -- END OF PERIOD.....................   $  93,328,560      $91,740,323
                                                   =============      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              11                9
 Redeemed.......................................              (7)              (9)
                                                   -------------      -----------
 Net Increase (Decrease)........................               4               --
                                                   -------------      -----------
UNIT ACTIVITY CLASS B
 Issued.........................................              29               48
 Redeemed.......................................            (123)            (148)
                                                   -------------      -----------
 Net Increase (Decrease)........................             (94)            (100)
                                                   -------------      -----------



                                                               EQ/COMMON                           EQ/CORE
                                                             STOCK INDEX*                      BOND INDEX* (h)
                                                 ------------------------------------- -------------------------------
                                                        2010               2009              2010            2009
                                                 ------------------ ------------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   12,695,385     $   17,060,150    $  1,131,431    $  1,172,316
 Net realized gain (loss) on investments........      (50,755,384)       (98,863,488)       (402,507)     (3,701,545)
 Change in unrealized appreciation
  (depreciation) of investments.................      232,364,042        384,983,906       2,150,177       3,670,597
                                                   --------------     --------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      194,304,043        303,180,568       2,879,101       1,141,368
                                                   --------------     --------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      107,138,377        112,916,334       5,203,734       5,713,891
  Transfers between funds including
   guaranteed interest account, net.............      (56,845,318)       (56,189,766)       (986,868)      2,984,423
  Transfers for contract benefits and
   terminations.................................      (79,081,415)       (70,036,921)     (2,140,202)     (3,100,308)
  Contract maintenance charges..................     (104,845,223)      (111,691,279)     (3,291,710)     (3,364,987)
                                                   --------------     --------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (133,633,579)      (125,001,632)     (1,215,046)      2,233,019
                                                   --------------     --------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................          159,996            205,511              --              --
                                                   --------------     --------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       60,830,460        178,384,447       1,664,055       3,374,387
NET ASSETS -- BEGINNING OF PERIOD...............    1,359,425,056      1,181,040,609      53,695,072      50,320,685
                                                   --------------     --------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $1,420,255,516     $1,359,425,056    $ 55,359,127    $ 53,695,072
                                                   ==============     ==============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               68                 95              68             176
 Redeemed.......................................             (283)              (346)            (64)            (76)
                                                   --------------     --------------    ------------    ------------
 Net Increase (Decrease)........................             (215)              (251)              4             100
                                                   --------------     --------------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................               91                 61              28             123
 Redeemed.......................................             (148)              (172)            (42)           (206)
                                                   --------------     --------------    ------------    ------------
 Net Increase (Decrease)........................              (57)              (111)            (14)            (83)
                                                   --------------     --------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/EQUITY
                                                            500 INDEX*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   6,341,164    $   7,926,726
 Net realized gain (loss) on investments........     (5,047,436)     (18,806,540)
 Change in unrealized appreciation
  (depreciation) of investments.................     69,628,822      120,927,228
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     70,922,550      110,047,414
                                                  -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     51,965,754       41,359,898
  Transfers between funds including
   guaranteed interest account, net.............     (7,719,392)     (10,038,970)
  Transfers for contract benefits and
   terminations.................................    (45,059,316)     (30,052,774)
  Contract maintenance charges..................    (31,947,804)     (33,561,046)
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (32,760,758)     (32,292,892)
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --
                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     38,161,792       77,754,522
NET ASSETS -- BEGINNING OF PERIOD...............    528,472,774      450,718,252
                                                  -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 566,634,566    $ 528,472,774
                                                  =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            134              128
 Redeemed.......................................           (239)            (274)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (105)            (146)
                                                  -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................            209              263
 Redeemed.......................................           (224)            (227)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (15)              36
                                                  -------------    -------------



                                                              EQ/EQUITY                   EQ/GAMCO MERGERS &
                                                            GROWTH PLUS*                    ACQUISITIONS*
                                                 ----------------------------------- ----------------------------
                                                       2010              2009             2010           2009
                                                 ---------------- ------------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $      (3,552)    $    630,534       $  (33,949)   $  (18,975)
 Net realized gain (loss) on investments........     (4,404,735)      (7,002,965)         466,433      (249,367)
 Change in unrealized appreciation
  (depreciation) of investments.................     20,982,358       35,494,908          300,601       994,574
                                                  -------------     ------------       ----------    ----------
 Net Increase (decrease) in net assets from
  operations....................................     16,574,071       29,122,477          733,085       726,232
                                                  -------------     ------------       ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     12,418,085       12,805,360          855,261       697,271
  Transfers between funds including
   guaranteed interest account, net.............    (18,502,548)     (14,441,822)       2,283,140     1,729,591
  Transfers for contract benefits and
   terminations.................................     (7,072,749)      (5,440,015)        (336,269)     (207,493)
  Contract maintenance charges..................     (6,744,738)      (7,480,507)        (337,090)     (255,366)
                                                  -------------     ------------       ----------    ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (19,901,950)     (14,556,984)       2,465,042     1,964,003
                                                  -------------     ------------       ----------    ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --               47           456
                                                  -------------     ------------       ----------    ----------
INCREASE (DECREASE) IN NET ASSETS...............     (3,327,879)      14,565,493        3,198,174     2,690,691
NET ASSETS -- BEGINNING OF PERIOD...............    128,465,862      113,900,369        6,599,905     3,909,214
                                                  -------------     ------------       ----------    ----------
NET ASSETS -- END OF PERIOD.....................  $ 125,137,983     $128,465,862       $9,798,079    $6,599,905
                                                  =============     ============       ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             11               21                2            --
 Redeemed.......................................            (34)             (26)              --            --
                                                  -------------     ------------       ----------    ----------
 Net Increase (Decrease)........................            (23)              (5)               2            --
                                                  -------------     ------------       ----------    ----------
UNIT ACTIVITY CLASS B
 Issued.........................................             41               65               51            37
 Redeemed.......................................           (157)            (182)             (29)          (18)
                                                  -------------     ------------       ----------    ----------
 Net Increase (Decrease)........................           (116)            (117)              22            19
                                                  -------------     ------------       ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/GAMCO SMALL                      EQ/GLOBAL
                                                          COMPANY VALUE*                     BOND PLUS*
                                                 --------------------------------- -------------------------------
                                                        2010             2009            2010            2009
                                                 ----------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    48,939      $     54,749    $    884,508    $    148,286
 Net realized gain (loss) on investments........     1,380,135        (2,423,570)       (381,781)     (2,731,547)
 Change in unrealized appreciation
  (depreciation) of investments.................    18,093,960        15,139,325       1,697,159       3,036,163
                                                   -----------      ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    19,523,034        12,770,504       2,199,886         452,902
                                                   -----------      ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     7,127,888         5,554,908       4,536,772       2,648,817
  Transfers between funds including
   guaranteed interest account, net.............    23,314,445        10,297,744       1,570,757       1,937,617
  Transfers for contract benefits and
   terminations.................................    (2,648,196)       (1,376,878)     (5,600,692)       (943,408)
  Contract maintenance charges..................    (3,265,785)       (2,247,869)     (1,605,506)     (1,505,129)
                                                   -----------      ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    24,528,352        12,227,905      (1,098,669)      2,137,897
                                                   -----------      ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --               500              --              --
                                                   -----------      ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    44,051,386        24,998,909       1,101,217       2,590,799
NET ASSETS -- BEGINNING OF PERIOD...............    51,042,373        26,043,464      32,132,593      29,541,794
                                                   -----------      ------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $95,093,759      $ 51,042,373    $ 33,233,810    $ 32,132,593
                                                   ===========      ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            21                --             161              91
 Redeemed.......................................            (1)               --            (171)            (86)
                                                   -----------      ------------    ------------    ------------
 Net Increase (Decrease)........................            20                --             (10)              5
                                                   -----------      ------------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................           286               205              25              32
 Redeemed.......................................          (103)              (78)            (23)            (19)
                                                   -----------      ------------    ------------    ------------
 Net Increase (Decrease)........................           183               127               2              13
                                                   -----------      ------------    ------------    ------------



                                                              EQ/GLOBAL
                                                        MULTI-SECTOR EQUITY*
                                                 -----------------------------------
                                                       2010              2009
                                                 ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   1,595,808     $  1,830,221
 Net realized gain (loss) on investments........    (24,503,958)     (20,144,690)
 Change in unrealized appreciation
  (depreciation) of investments.................     46,739,859       94,913,059
                                                  -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     23,831,709       76,598,590
                                                  -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     23,114,402       16,841,810
  Transfers between funds including
   guaranteed interest account, net.............    (30,121,038)       6,315,923
  Transfers for contract benefits and
   terminations.................................    (17,822,336)      (8,546,085)
  Contract maintenance charges..................    (10,973,451)     (10,860,508)
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (35,802,423)       3,751,140
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --
                                                  -------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    (11,970,714)      80,349,730
NET ASSETS -- BEGINNING OF PERIOD...............    236,986,394      156,636,664
                                                  -------------     ------------
NET ASSETS -- END OF PERIOD.....................  $ 225,015,680     $236,986,394
                                                  =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             22               19
 Redeemed.......................................            (17)             (11)
                                                  -------------     ------------
 Net Increase (Decrease)........................              5                8
                                                  -------------     ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            151              233
 Redeemed.......................................           (331)            (235)
                                                  -------------     ------------
 Net Increase (Decrease)........................           (180)              (2)
                                                  -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/INTERMEDIATE
                                                       GOVERNMENT BOND INDEX*
                                                 -----------------------------------
                                                        2010              2009
                                                 ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    996,933      $     915,881
 Net realized gain (loss) on investments........        298,989         (1,283,726)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,429,412         (3,175,026)
                                                   ------------      -------------
 Net Increase (decrease) in net assets from
  operations....................................      4,725,334         (3,542,871)
                                                   ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      8,187,638         10,968,335
  Transfers between funds including
   guaranteed interest account, net.............     (8,599,882)       (18,921,436)
  Transfers for contract benefits and
   terminations.................................     (5,573,588)        (9,914,880)
  Contract maintenance charges..................     (7,652,365)        (8,690,190)
                                                   ------------      -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (13,638,197)       (26,558,171)
                                                   ------------      -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --             25,000
                                                   ------------      -------------
INCREASE (DECREASE) IN NET ASSETS...............     (8,912,863)       (30,076,042)
NET ASSETS -- BEGINNING OF PERIOD...............    114,024,091        144,100,133
                                                   ------------      -------------
NET ASSETS -- END OF PERIOD.....................   $105,111,228      $ 114,024,091
                                                   ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            176                 93
 Redeemed.......................................           (232)              (198)
                                                   ------------      -------------
 Net Increase (Decrease)........................            (56)              (105)
                                                   ------------      -------------
UNIT ACTIVITY CLASS B
 Issued.........................................             71                 14
 Redeemed.......................................            (72)               (38)
                                                   ------------      -------------
 Net Increase (Decrease)........................             (1)               (24)
                                                   ------------      -------------



                                                          EQ/INTERNATIONAL                  EQ/INTERNATIONAL
                                                             CORE PLUS*                          GROWTH*
                                                 ----------------------------------- -------------------------------
                                                        2010              2009             2010            2009
                                                 ----------------- ----------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   450,706       $   621,966      $    130,481    $    152,552
 Net realized gain (loss) on investments........    (2,303,948)       (3,704,050)          131,621      (2,283,315)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,731,667         9,127,845         3,444,141       7,163,054
                                                   -----------       -----------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,878,425         6,045,761         3,706,243       5,032,291
                                                   -----------       -----------      ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,774,394         2,484,333         2,425,196       1,880,382
  Transfers between funds including
   guaranteed interest account, net.............     1,657,965         6,412,578         3,282,273       7,001,460
  Transfers for contract benefits and
   terminations.................................    (1,055,939)         (722,950)         (814,908)       (672,149)
  Contract maintenance charges..................    (1,349,762)       (1,018,788)       (1,228,493)       (849,470)
                                                   -----------       -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     2,026,658         7,155,173         3,664,068       7,360,223
                                                   -----------       -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --               (45)            546
                                                   -----------       -----------      ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     4,905,083        13,200,934         7,370,266      12,393,060
NET ASSETS -- BEGINNING OF PERIOD...............    27,949,793        14,748,859        22,625,399      10,232,339
                                                   -----------       -----------      ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $32,854,876       $27,949,793      $ 29,995,665    $ 22,625,399
                                                   ===========       ===========      ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            15                14                --              --
 Redeemed.......................................            (6)               (3)               --              --
                                                   -----------       -----------      ------------    ------------
 Net Increase (Decrease)........................             9                11                --              --
                                                   -----------       -----------      ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            71                92               113             157
 Redeemed.......................................           (68)              (45)              (79)            (64)
                                                   -----------       -----------      ------------    ------------
 Net Increase (Decrease)........................             3                47                34              93
                                                   -----------       -----------      ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/JPMORGAN VALUE                     EQ/LARGE CAP
                                                           OPPORTUNITIES*                        CORE PLUS*
                                                 ----------------------------------- ----------------------------------
                                                        2010              2009              2010             2009
                                                 ----------------- ----------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   233,599       $   247,415       $     35,912       $ 290,944
 Net realized gain (loss) on investments........    (2,552,989)       (3,292,951)          (391,805)       (852,752)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,371,707         9,701,057          1,235,127       2,407,274
                                                   -----------       -----------       ------------       ---------
 Net Increase (decrease) in net assets from
  operations....................................     3,052,317         6,655,521            879,234       1,845,466
                                                   -----------       -----------       ------------       ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,954,128         2,364,225            833,917         733,322
  Transfers between funds including
   guaranteed interest account, net.............    (2,215,929)          696,721         (1,488,319)       (278,998)
  Transfers for contract benefits and
   terminations.................................    (1,817,628)       (1,639,727)          (541,881)       (408,585)
  Contract maintenance charges..................    (1,620,437)       (1,681,725)          (510,389)       (491,792)
                                                   -----------       -----------       ------------       ---------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (2,699,866)         (260,506)        (1,706,672)       (446,053)
                                                   -----------       -----------       ------------       ---------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --                 --              --
                                                   -----------       -----------       ------------       ---------
INCREASE (DECREASE) IN NET ASSETS...............       352,451         6,395,015           (827,438)      1,399,413
NET ASSETS -- BEGINNING OF PERIOD...............    27,889,179        21,494,164          8,700,396       7,300,983
                                                   -----------       -----------       ------------       ---------
NET ASSETS -- END OF PERIOD.....................   $28,241,630       $27,889,179       $  7,872,958       $8,700,396
                                                   ===========       ===========       ============       ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             7                 3                  2               2
 Redeemed.......................................            (2)               (1)                (1)             (1)
                                                   -----------       -----------       ------------       ---------
 Net Increase (Decrease)........................             5                 2                  1               1
                                                   -----------       -----------       ------------       ---------
UNIT ACTIVITY CLASS B
 Issued.........................................            31                39                 17              17
 Redeemed.......................................           (55)              (46)               (39)            (24)
                                                   -----------       -----------       ------------       ---------
 Net Increase (Decrease)........................           (24)               (7)               (22)             (7)
                                                   -----------       -----------       ------------       ---------



                                                             EQ/LARGE CAP
                                                             GROWTH INDEX*
                                                 -------------------------------------
                                                        2010               2009
                                                 ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    508,240       $  1,437,726
 Net realized gain (loss) on investments........         704,947         (1,858,043)
 Change in unrealized appreciation
  (depreciation) of investments.................      12,995,069         29,457,768
                                                    ------------       ------------
 Net Increase (decrease) in net assets from
  operations....................................      14,208,256         29,037,451
                                                    ------------       ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       9,312,509          8,889,225
  Transfers between funds including
   guaranteed interest account, net.............      (3,045,666)         1,363,391
  Transfers for contract benefits and
   terminations.................................      (8,547,386)        (4,790,789)
  Contract maintenance charges..................      (6,395,489)        (6,659,547)
                                                    ------------       ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (8,676,032)        (1,197,720)
                                                    ------------       ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --         (2,798,660)
                                                    ------------       ------------
INCREASE (DECREASE) IN NET ASSETS...............       5,532,224         25,041,071
NET ASSETS -- BEGINNING OF PERIOD...............     100,624,065         75,582,994
                                                    ------------       ------------
NET ASSETS -- END OF PERIOD.....................    $106,156,289       $100,624,065
                                                    ============       ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              13                 12
 Redeemed.......................................              (9)                (8)
                                                    ------------       ------------
 Net Increase (Decrease)........................               4                  4
                                                    ------------       ------------
UNIT ACTIVITY CLASS B
 Issued.........................................              94                150
 Redeemed.......................................            (218)              (187)
                                                    ------------       ------------
 Net Increase (Decrease)........................            (124)               (37)
                                                    ------------       ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/LARGE CAP
                                                             GROWTH PLUS*
                                                 -------------------------------------
                                                        2010               2009
                                                 ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (152,695)       $    897,901
 Net realized gain (loss) on investments........      2,145,168          (2,361,980)
 Change in unrealized appreciation
  (depreciation) of investments.................     14,388,588          35,472,698
                                                   ------------        ------------
 Net Increase (decrease) in net assets from
  operations....................................     16,381,061          34,008,619
                                                   ------------        ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     13,119,697          13,103,593
  Transfers between funds including
   guaranteed interest account, net.............     (9,544,391)         (5,162,970)
  Transfers for contract benefits and
   terminations.................................     (9,735,324)         (7,887,753)
  Contract maintenance charges..................     (8,866,069)         (9,380,358)
                                                   ------------        ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (15,026,087)         (9,327,488)
                                                   ------------        ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                  --
                                                   ------------        ------------
INCREASE (DECREASE) IN NET ASSETS...............      1,354,974          24,681,131
NET ASSETS -- BEGINNING OF PERIOD...............    131,102,560         106,421,429
                                                   ------------        ------------
NET ASSETS -- END OF PERIOD.....................   $132,457,534        $131,102,560
                                                   ============        ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              6                   8
 Redeemed.......................................             (8)                 (7)
                                                   ------------        ------------
 Net Increase (Decrease)........................             (2)                  1
                                                   ------------        ------------
UNIT ACTIVITY CLASS B
 Issued.........................................             37                  57
 Redeemed.......................................           (134)               (137)
                                                   ------------        ------------
 Net Increase (Decrease)........................            (97)                (80)
                                                   ------------        ------------



                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                            VALUE INDEX*                       VALUE PLUS*
                                                 ---------------------------------- ---------------------------------
                                                       2010              2009             2010             2009
                                                 ---------------- ----------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   58,801      $    223,559     $   3,125,323    $   6,822,920
 Net realized gain (loss) on investments........      (148,155)       (1,044,044)      (37,791,000)     (55,165,137)
 Change in unrealized appreciation
  (depreciation) of investments.................       658,775         1,256,019        78,859,523      115,796,321
                                                    ----------      ------------     -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................       569,421           435,534        44,193,846       67,454,104
                                                    ----------      ------------     -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       454,296           514,737        39,862,885       41,263,353
  Transfers between funds including
   guaranteed interest account, net.............     1,025,055           881,203       (39,606,275)     (34,987,757)
  Transfers for contract benefits and
   terminations.................................      (114,934)         (201,455)      (27,741,308)     (21,870,321)
  Contract maintenance charges..................      (215,631)         (159,488)      (28,929,389)     (31,924,043)
                                                    ----------      ------------     -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,148,786         1,034,997       (56,414,087)     (47,518,768)
                                                    ----------      ------------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --           (11,134)              --
                                                    ----------      ------------     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     1,718,207         1,470,531       (12,231,375)      19,935,336
NET ASSETS -- BEGINNING OF PERIOD...............     3,117,523         1,646,992       403,174,320      383,238,984
                                                    ----------      ------------     -------------    -------------
NET ASSETS -- END OF PERIOD.....................    $4,835,730      $  3,117,523     $ 390,942,945    $ 403,174,320
                                                    ==========      ============     =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            29                27                64               97
 Redeemed.......................................           (12)              (20)             (468)            (515)
                                                    ----------      ------------     -------------    -------------
 Net Increase (Decrease)........................            17                 7              (404)            (418)
                                                    ----------      ------------     -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................            11                24                21               36
 Redeemed.......................................            (6)               (7)             (116)            (133)
                                                    ----------      ------------     -------------    -------------
 Net Increase (Decrease)........................             5                17               (95)             (97)
                                                    ----------      ------------     -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/LORD ABBETT                    EQ/LORD ABBETT
                                                        GROWTH AND INCOME*                 LARGE CAP CORE*
                                                 --------------------------------- --------------------------------
                                                       2010             2009             2010            2009
                                                 ---------------- ---------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    9,213        $    9,153       $    54,381      $   33,603
 Net realized gain (loss) on investments........        34,095          (169,729)          284,137        (545,720)
 Change in unrealized appreciation
  (depreciation) of investments.................       379,471           504,166         1,423,291       2,028,409
                                                    ----------        ----------       -----------      ----------
 Net Increase (decrease) in net assets from
  operations....................................       422,779           343,590         1,761,809       1,516,292
                                                    ----------        ----------       -----------      ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       455,074           325,606         1,206,626         938,274
  Transfers between funds including
   guaranteed interest account, net.............       887,679           314,559         7,570,280       2,629,955
  Transfers for contract benefits and
   terminations.................................      (118,702)          (21,468)         (523,086)       (319,051)
  Contract maintenance charges..................      (187,391)         (119,673)         (534,419)       (367,275)
                                                    ----------        ----------       -----------      ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,036,660           499,024         7,719,401       2,881,903
                                                    ----------        ----------       -----------      ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................        (1,925)               --                --              50
                                                    ----------        ----------       -----------      ----------
INCREASE (DECREASE) IN NET ASSETS...............     1,457,514           842,614         9,481,210       4,398,245
NET ASSETS -- BEGINNING OF PERIOD...............     1,838,084           995,470         8,398,882       4,000,637
                                                    ----------        ----------       -----------      ----------
NET ASSETS -- END OF PERIOD.....................    $3,295,598        $1,838,084       $17,880,092      $8,398,882
                                                    ==========        ==========       ===========      ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            19                10               104              40
 Redeemed.......................................           (11)               (4)              (27)            (19)
                                                    ----------        ----------       -----------      ----------
 Net Increase (Decrease)........................             8                 6                77              21
                                                    ----------        ----------       -----------      ----------
UNIT ACTIVITY CLASS B
 Issued.........................................             8                 3                15              19
 Redeemed.......................................            (3)               (1)              (11)             (4)
                                                    ----------        ----------       -----------      ----------
 Net Increase (Decrease)........................             5                 2                 4              15
                                                    ----------        ----------       -----------      ----------



                                                          EQ/MID CAP INDEX*
                                                 -----------------------------------
                                                        2010              2009
                                                 ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    394,341      $      548,985
 Net realized gain (loss) on investments........      (7,505,044)        (10,675,075)
 Change in unrealized appreciation
  (depreciation) of investments.................      27,596,922          33,432,392
                                                    ------------      --------------
 Net Increase (decrease) in net assets from
  operations....................................      20,486,219          23,306,302
                                                    ------------      --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       9,406,573           9,372,493
  Transfers between funds including
   guaranteed interest account, net.............      (3,844,451)         (3,249,124)
  Transfers for contract benefits and
   terminations.................................      (5,846,634)         (3,935,810)
  Contract maintenance charges..................      (5,296,084)         (5,450,391)
                                                    ------------      --------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (5,580,596)         (3,262,832)
                                                    ------------      --------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --                  --
                                                    ------------      --------------
INCREASE (DECREASE) IN NET ASSETS...............      14,905,623          20,043,470
NET ASSETS -- BEGINNING OF PERIOD...............      85,350,375          65,306,905
                                                    ------------      --------------
NET ASSETS -- END OF PERIOD.....................    $100,255,998      $   85,350,375
                                                    ============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              15                  15
 Redeemed.......................................             (17)                (10)
                                                    ------------      --------------
 Net Increase (Decrease)........................              (2)                  5
                                                    ------------      --------------
UNIT ACTIVITY CLASS B
 Issued.........................................              89                  97
 Redeemed.......................................            (133)               (140)
                                                    ------------      --------------
 Net Increase (Decrease)........................             (44)                (43)
                                                    ------------     --------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/MID CAP
                                                        VALUE PLUS* (a)(b)(c)
                                                 -----------------------------------
                                                        2010              2009
                                                 ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  1,789,270      $   1,937,547
 Net realized gain (loss) on investments........      1,142,187        (89,988,717)
 Change in unrealized appreciation
  (depreciation) of investments.................     41,689,274        114,400,663
                                                   ------------      -------------
 Net Increase (decrease) in net assets from
  operations....................................     44,620,731         26,349,493
                                                   ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     22,140,180         16,560,750
  Transfers between funds including
   guaranteed interest account, net.............    (29,670,570)        72,983,753
  Transfers for contract benefits and
   terminations.................................    (16,040,206)        (8,678,348)
  Contract maintenance charges..................    (13,452,959)       (11,339,484)
                                                   ------------      -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (37,023,555)        69,526,671
                                                   ------------      -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                 --
                                                   ------------      -------------
INCREASE (DECREASE) IN NET ASSETS...............      7,597,176         95,876,164
NET ASSETS -- BEGINNING OF PERIOD...............    225,828,083        129,951,919
                                                   ------------      -------------
NET ASSETS -- END OF PERIOD.....................   $233,425,259      $ 225,828,083
                                                   ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             54              1,519
 Redeemed.......................................           (278)              (223)
                                                   ------------      -------------
 Net Increase (Decrease)........................           (224)             1,296
                                                   ------------      -------------
UNIT ACTIVITY CLASS B
 Issued.........................................             11                 34
 Redeemed.......................................             (9)            (1,015)
                                                   ------------      -------------
 Net Increase (Decrease)........................              2               (981)
                                                   ------------      -------------



                                                                                              EQ/MONTAG &
                                                          EQ/MONEY MARKET*                 CALDWELL GROWTH*
                                                 ---------------------------------- -------------------------------
                                                       2010              2009             2010            2009
                                                 ---------------- ----------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (860,747)   $      (549,474)   $   105,446    $     24,190
 Net realized gain (loss) on investments........         77,653            (47,394)       (10,332)     (1,106,922)
 Change in unrealized appreciation
  (depreciation) of investments.................        (48,563)           197,930      2,146,694       4,896,521
                                                  -------------    ---------------    -----------    ------------
 Net Increase (decrease) in net assets from
  operations....................................       (831,657)          (398,938)     2,241,808       3,813,789
                                                  -------------    ---------------    -----------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    110,441,359        141,231,864      1,759,219       1,592,194
  Transfers between funds including
   guaranteed interest account, net.............    (96,230,144)      (119,375,666)     6,890,137       4,285,007
  Transfers for contract benefits and
   terminations.................................    (73,449,796)       (75,669,700)      (839,829)       (746,729)
  Contract maintenance charges..................    (27,872,133)       (31,470,596)      (833,765)       (728,518)
                                                  -------------    ---------------    -----------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (87,110,714)       (85,284,098)     6,975,762       4,401,954
                                                  -------------    ---------------    -----------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................        118,268            (58,267)            --              --
                                                  -------------    ---------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    (87,824,103)       (85,741,303)     9,217,570       8,215,743
NET ASSETS -- BEGINNING OF PERIOD...............    386,219,805        471,961,108     18,307,487      10,091,744
                                                  -------------    ---------------    -----------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 298,395,702    $   386,219,805    $27,525,057    $ 18,307,487
                                                  =============    ===============    ===========    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            971                817            114              55
 Redeemed.......................................         (1,335)            (1,217)           (45)            (32)
                                                  -------------    ---------------    -----------    ------------
 Net Increase (Decrease)........................           (364)              (400)            69              23
                                                  -------------    ---------------    -----------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            565                829             33              44
 Redeemed.......................................           (688)              (708)           (21)            (18)
                                                  -------------    ---------------    -----------    ------------
 Net Increase (Decrease)........................           (123)               121             12              26
                                                  -------------    ---------------    -----------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/MORGAN STANLEY                EQ/PIMCO ULTRA
                                                         MID CAP GROWTH*               SHORT BOND* (d)(e)
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (34,719)   $    (90,615)   $     (9,360)   $    433,483
 Net realized gain (loss) on investments........       586,728      (3,269,924)       (411,613)     (2,285,906)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,175,580      12,340,576         786,732       3,516,250
                                                  ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    11,727,589       8,980,037         365,759       1,663,827
                                                  ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,023,311       2,795,232       6,168,867       5,909,795
  Transfers between funds including
   guaranteed interest account, net.............     8,302,432      10,661,571      (3,306,739)     20,770,286
  Transfers for contract benefits and
   terminations.................................    (1,390,131)     (1,189,123)     (3,628,165)     (1,360,263)
  Contract maintenance charges..................    (1,999,285)     (1,268,417)     (3,542,127)     (2,520,464)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     8,936,327      10,999,263      (4,308,164)     22,799,354
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --              --              --
                                                  ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    20,663,916      19,979,300      (3,942,405)     24,463,181
NET ASSETS -- BEGINNING OF PERIOD...............    33,617,114      13,637,814      54,976,538      30,513,357
                                                  ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 54,281,030    $ 33,617,114    $ 51,034,133    $ 54,976,538
                                                  ============    ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           122             158             218             424
 Redeemed.......................................           (75)            (64)           (263)           (105)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................            47              94             (45)            319
                                                  ------------    ------------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            48              48              68             131
 Redeemed.......................................           (21)            (17)            (61)           (253)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................            27              31               7            (122)
                                                  ------------    ------------    ------------    ------------



                                                            EQ/QUALITY
                                                          BOND PLUS* (g)
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    9,703,295   $   2,968,215
 Net realized gain (loss) on investments........        (523,189)     (5,943,811)
 Change in unrealized appreciation
  (depreciation) of investments.................      (2,446,430)      9,338,135
                                                  --------------   -------------
 Net Increase (decrease) in net assets from
  operations....................................       6,733,676       6,362,539
                                                  --------------   -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      19,204,682      19,872,919
  Transfers between funds including
   guaranteed interest account, net.............     (33,385,171)    (18,980,116)
  Transfers for contract benefits and
   terminations.................................      (5,751,457)     (6,299,580)
  Contract maintenance charges..................      (6,920,597)     (7,462,819)
                                                  --------------   -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (26,852,543)    (12,869,596)
                                                  --------------   -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --         135,950
                                                  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS...............     (20,118,867)     (6,371,107)
NET ASSETS -- BEGINNING OF PERIOD...............     112,988,504     119,359,611
                                                  --------------   -------------
NET ASSETS -- END OF PERIOD.....................  $   92,869,637   $ 112,988,504
                                                  ==============   =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             133             277
 Redeemed.......................................            (230)           (346)
                                                  --------------   -------------
 Net Increase (Decrease)........................             (97)            (69)
                                                  --------------   -------------
UNIT ACTIVITY CLASS B
 Issued.........................................              19              40
 Redeemed.......................................             (41)            (36)
                                                  --------------   -------------
 Net Increase (Decrease)........................             (22)              4
                                                  --------------   -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/SMALL
                                                          COMPANY INDEX*
                                                 ---------------------------------
                                                       2010             2009
                                                 --------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    431,462     $   472,574
 Net realized gain (loss) on investments........    (3,570,215)     (7,594,188)
 Change in unrealized appreciation
  (depreciation) of investments.................    14,749,232      16,338,346
                                                  ------------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    11,610,479       9,216,732
                                                  ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     5,466,429       4,410,158
  Transfers between funds including
   guaranteed interest account, net.............       442,976        (153,078)
  Transfers for contract benefits and
   terminations.................................    (3,330,164)     (1,888,845)
  Contract maintenance charges..................    (2,403,608)     (2,375,992)
                                                  ------------     -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       175,633          (7,757)
                                                  ------------     -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --
                                                  ------------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    11,786,112       9,208,975
NET ASSETS -- BEGINNING OF PERIOD...............    46,066,724      36,857,749
                                                  ------------     -----------
NET ASSETS -- END OF PERIOD.....................  $ 57,852,836     $46,066,724
                                                  ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            56              47
 Redeemed.......................................           (52)            (55)
                                                  ------------     -----------
 Net Increase (Decrease)........................             4              (8)
                                                  ------------     -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            18              22
 Redeemed.......................................           (11)            (16)
                                                  ------------     -----------
 Net Increase (Decrease)........................             7               6
                                                  ------------     -----------



                                                          EQ/T. ROWE PRICE                 EQ/UBS GROWTH &
                                                            GROWTH STOCK*                      INCOME*
                                                 ----------------------------------- ----------------------------
                                                        2010              2009            2010           2009
                                                 ----------------- ----------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (142,827)      $  (108,599)      $   19,264    $   19,757
 Net realized gain (loss) on investments........       125,152        (2,101,354)         (98,512)     (440,108)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,107,375        11,030,316          667,241     1,571,718
                                                   -----------       -----------       ----------    ----------
 Net Increase (decrease) in net assets from
  operations....................................     5,089,700         8,820,363          587,993     1,151,367
                                                   -----------       -----------       ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,450,671         2,822,532          593,209       665,564
  Transfers between funds including
   guaranteed interest account, net.............       927,498         5,542,821          (36,961)      (48,599)
  Transfers for contract benefits and
   terminations.................................    (3,348,970)       (1,253,265)        (208,668)      (74,047)
  Contract maintenance charges..................    (1,894,028)       (1,666,335)        (276,522)     (245,878)
                                                   -----------       -----------       ----------    ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       135,171         5,445,753           71,058       297,040
                                                   -----------       -----------       ----------    ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --               --            --
                                                   -----------       -----------       ----------    ----------
INCREASE (DECREASE) IN NET ASSETS...............     5,224,871        14,266,116          659,051     1,448,407
NET ASSETS -- BEGINNING OF PERIOD...............    33,278,631        19,012,515        4,761,411     3,313,004
                                                   -----------       -----------       ----------    ----------
NET ASSETS -- END OF PERIOD.....................   $38,503,502       $33,278,631       $5,420,462    $4,761,411
                                                   ===========       ===========       ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            17                 5               --            --
 Redeemed.......................................           (11)               (5)              --            --
                                                   -----------       -----------       ----------    ----------
 Net Increase (Decrease)........................             6                --               --            --
                                                   -----------       -----------       ----------    ----------
UNIT ACTIVITY CLASS B
 Issued.........................................           116               154               19            16
 Redeemed.......................................          (118)              (81)             (19)          (12)
                                                   -----------       -----------       ----------    ----------
 Net Increase (Decrease)........................            (2)               73               --             4
                                                   -----------       -----------       ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/VAN KAMPEN
                                                             COMSTOCK*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   44,883       $   28,560
 Net realized gain (loss) on investments........       (57,109)        (211,665)
 Change in unrealized appreciation
  (depreciation) of investments.................       528,372          738,712
                                                    ----------       ----------
 Net Increase (decrease) in net assets from
  operations....................................       516,146          555,607
                                                    ----------       ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       388,148          365,444
  Transfers between funds including
   guaranteed interest account, net.............     1,027,285          187,317
  Transfers for contract benefits and
   terminations.................................       (85,160)         (26,844)
  Contract maintenance charges..................      (182,586)        (140,393)
                                                    ----------       ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,147,687          385,524
                                                    ----------       ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              200
                                                    ----------       ----------
INCREASE (DECREASE) IN NET ASSETS...............     1,663,833          941,331
NET ASSETS -- BEGINNING OF PERIOD...............     2,536,095        1,594,764
                                                    ----------       ----------
NET ASSETS -- END OF PERIOD.....................    $4,199,928       $2,536,095
                                                    ==========       ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             7                7
 Redeemed.......................................            (5)              (7)
                                                    ----------       ----------
 Net Increase (Decrease)........................             2               --
                                                    ----------       ----------
UNIT ACTIVITY CLASS B
 Issued.........................................            12                7
 Redeemed.......................................            (2)              (2)
                                                    ----------       ----------
 Net Increase (Decrease)........................            10                5
                                                    ----------       ----------
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            --               --
 Redeemed.......................................            --               --
                                                    ----------       ----------
 Net Increase (Decrease)........................            --               --
                                                    ----------       ----------



                                                                                            FIDELITY(R) VIP
                                                           EQ/WELLS FARGO                ASSET MANAGER: GROWTH
                                                       ADVANTAGE OMEGA GROWTH*                 PORTFOLIO
                                                 ----------------------------------- -----------------------------
                                                        2010              2009             2010           2009
                                                 ----------------- ----------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (116,749)       $  (28,854)     $      27,498   $   72,257
 Net realized gain (loss) on investments........     3,209,597          (933,046)           254,385     (943,320)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,770,076         6,711,825            435,109    2,359,904
                                                   -----------        ----------      -------------   ----------
 Net Increase (decrease) in net assets from
  operations....................................     6,862,924         5,749,925            716,992    1,488,841
                                                   -----------        ----------      -------------   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,683,512         1,300,054            855,621      145,015
  Transfers between funds including
   guaranteed interest account, net.............    21,093,865        10,529,163         (3,140,760)     228,022
  Transfers for contract benefits and
   terminations.................................    (2,867,012)         (497,725)          (748,092)     (50,494)
  Contract maintenance charges..................    (1,250,346)         (739,138)          (120,085)    (137,378)
                                                   -----------        ----------      -------------   ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    21,660,019        10,592,354         (3,153,316)     185,165
                                                   -----------        ----------      -------------   ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --                 --           --
                                                   -----------        ----------      -------------   ----------
INCREASE (DECREASE) IN NET ASSETS...............    28,522,943        16,342,279         (2,436,324)   1,674,006
NET ASSETS -- BEGINNING OF PERIOD...............    26,217,132         9,874,853          6,144,280    4,470,274
                                                   -----------        ----------      -------------   ----------
NET ASSETS -- END OF PERIOD.....................   $54,740,075        $26,217,132     $   3,707,956   $6,144,280
                                                   ===========        ===========     =============   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            18                11                 --           --
 Redeemed.......................................            (4)               (2)                --           --
                                                   -----------        ----------      -------------   ----------
 Net Increase (Decrease)........................            14                 9                 --           --
                                                   -----------        ----------      -------------   ----------
UNIT ACTIVITY CLASS B
 Issued.........................................           258               151                 --           --
 Redeemed.......................................           (87)              (45)                --           --
                                                   -----------        ----------      -------------   ----------
 Net Increase (Decrease)........................           171               106                 --           --
                                                   -----------        ----------      -------------   ----------
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            --                --                 13           21
 Redeemed.......................................            --                --                (34)         (19)
                                                   -----------        ----------      -------------   ----------
 Net Increase (Decrease)........................            --                --                (21)           2
                                                   -----------        ----------      -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          FIDELITY(R) VIP
                                                      CONTRAFUND(R) PORTFOLIO
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    375,679     $    395,485
 Net realized gain (loss) on investments........     (2,745,095)     (10,041,698)
 Change in unrealized appreciation
  (depreciation) of investments.................      9,096,325       19,541,988
                                                   ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,726,909        9,895,775
                                                   ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     11,886,916          677,014
  Transfers between funds including
   guaranteed interest account, net.............        (28,297)       4,762,326
  Transfers for contract benefits and
   terminations.................................    (10,468,125)      (1,813,764)
  Contract maintenance charges..................       (874,911)        (864,601)
                                                   ------------     ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................        515,583        2,760,975
                                                   ------------     ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --
                                                   ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............      7,242,492       12,656,750
NET ASSETS -- BEGINNING OF PERIOD...............     38,823,031       26,166,281
                                                   ------------     ------------
NET ASSETS -- END OF PERIOD.....................   $ 46,065,523     $ 38,823,031
                                                   ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            128               99
 Redeemed.......................................            (83)             (79)
                                                   ------------     ------------
 Net Increase (Decrease)........................             45               20
                                                   ------------     ------------



                                                          FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                      EQUITY-INCOME PORTFOLIO         GROWTH & INCOME PORTFOLIO
                                                 --------------------------------- -------------------------------
                                                       2010             2009              2010            2009
                                                 --------------- ----------------- ----------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $      72,693    $     96,077      $     19,297     $   33,711
 Net realized gain (loss) on investments........       (893,320)     (1,807,648)          200,758       (864,730)
 Change in unrealized appreciation
  (depreciation) of investments.................      1,541,601       3,001,176           326,909      1,828,744
                                                  -------------    ------------      ------------     ----------
 Net Increase (decrease) in net assets from
  operations....................................        720,974       1,289,605           546,964        997,725
                                                  -------------    ------------      ------------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,163,444         134,810         1,251,640        168,506
  Transfers between funds including
   guaranteed interest account, net.............     (1,315,406)       (332,514)         (971,461)       785,228
  Transfers for contract benefits and
   terminations.................................     (1,095,885)        (84,820)       (1,124,267)       (29,381)
  Contract maintenance charges..................       (128,132)       (152,072)         (106,419)      (107,542)
                                                  -------------    ------------      ------------     ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (1,375,979)       (434,596)         (950,507)       816,811
                                                  -------------    ------------      ------------     ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --              --                --             --
                                                  -------------    ------------      ------------     ----------
INCREASE (DECREASE) IN NET ASSETS...............       (655,005)        855,009          (403,543)     1,814,536
NET ASSETS -- BEGINNING OF PERIOD...............      5,370,148       4,515,139         4,741,635      2,927,099
                                                  -------------    ------------      ------------     ----------
NET ASSETS -- END OF PERIOD.....................  $   4,715,143    $  5,370,148      $  4,338,092     $4,741,635
                                                  =============    ============      ============     ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................             21              14                24             22
 Redeemed.......................................            (19)            (18)              (29)           (13)
                                                  -------------    ------------      ------------     ----------
 Net Increase (Decrease)........................              2              (4)               (5)             9
                                                  -------------    ------------      ------------     ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         FIDELITY(R) VIP
                                                      HIGH INCOME PORTFOLIO
                                                 -------------------------------
                                                       2010            2009
                                                 --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  1,512,167    $  1,320,520
 Net realized gain (loss) on investments........     2,251,302      (1,464,994)
 Change in unrealized appreciation
  (depreciation) of investments.................    (1,337,014)      4,366,086
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,426,455       4,221,612
                                                  ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,122,460         198,731
  Transfers between funds including
   guaranteed interest account, net.............       127,892       7,374,108
  Transfers for contract benefits and
   terminations.................................    (4,147,081)       (200,102)
  Contract maintenance charges..................      (364,427)       (319,476)
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (261,156)      7,053,261
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --
                                                  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     2,165,299      11,274,873
NET ASSETS -- BEGINNING OF PERIOD...............    17,838,447       6,563,574
                                                  ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 20,003,746    $ 17,838,447
                                                  ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            84             104
 Redeemed.......................................           (72)            (50)
                                                  ------------    ------------
 Net Increase (Decrease)........................            12              54
                                                  ------------    ------------


                                                         FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                 INVESTMENT GRADE BOND PORTFOLIO        MID CAP PORTFOLIO
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   777,657    $  1,282,735    $     51,442    $    124,092
 Net realized gain (loss) on investments........     1,665,271        (112,026)     (1,995,194)     (4,166,258)
 Change in unrealized appreciation
  (depreciation) of investments.................      (859,308)        977,133      11,245,885      12,713,271
                                                   -----------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,583,620       2,147,842       9,302,133       8,671,105
                                                   -----------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       390,007       1,062,137       7,020,473         358,739
  Transfers between funds including
   guaranteed interest account, net.............       878,531      10,329,631      12,819,972       2,259,379
  Transfers for contract benefits and
   terminations.................................      (438,953)     (1,550,993)     (6,972,073)     (1,159,229)
  Contract maintenance charges..................      (411,817)       (350,357)       (758,070)       (711,044)
                                                   -----------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       417,768       9,490,418      12,110,302         747,845
                                                   -----------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --              --              --
                                                   -----------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     2,001,388      11,638,260      21,412,435       9,418,950
NET ASSETS -- BEGINNING OF PERIOD...............    19,978,416       8,340,156      31,698,121      22,279,171
                                                   -----------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $21,979,804    $ 19,978,416    $ 53,110,556    $ 31,698,121
                                                   ===========    ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................           118             138             138              41
 Redeemed.......................................           (98)            (57)            (31)            (38)
                                                   -----------    ------------    ------------    ------------
 Net Increase (Decrease)........................            20              81             107               3
                                                   -----------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         FIDELITY(R) VIP
                                                    MONEY MARKET PORTFOLIO (i)
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $        1,834    $     9,556
 Net realized gain (loss) on investments........              12            (11)
 Change in unrealized appreciation
  (depreciation) of investments.................             (10)            12
                                                  --------------    -----------
 Net Increase (decrease) in net assets from
  operations....................................           1,836          9,557
                                                  --------------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         186,870         64,347
  Transfers between funds including
   guaranteed interest account, net.............     (12,287,013)    14,688,611
  Transfers for contract benefits and
   terminations.................................        (217,166)      (587,649)
  Contract maintenance charges..................        (154,498)      (160,823)
                                                  --------------    -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (12,471,807)    14,004,486
                                                  --------------    -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --             --
                                                  --------------    -----------
INCREASE (DECREASE) IN NET ASSETS...............     (12,469,971)    14,014,043
NET ASSETS -- BEGINNING OF PERIOD...............      14,014,043             --
                                                  --------------    -----------
NET ASSETS -- END OF PERIOD.....................  $    1,544,072    $14,014,043
                                                  ==============    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................              58            244
 Redeemed.......................................            (172)          (103)
                                                  --------------    -----------
 Net Increase (Decrease)........................            (114)           141
                                                  --------------    -----------


                                                          FIDELITY(R) VIP                   FIDELITY(R) VIP
                                                          VALUE PORTFOLIO             VALUE STRATEGIES PORTFOLIO
                                                 --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                 ----------------- --------------- ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $     56,120     $      31,562    $     14,777     $      17,851
 Net realized gain (loss) on investments........        468,662        (1,311,360)      1,364,597        (1,626,965)
 Change in unrealized appreciation
  (depreciation) of investments.................        318,939         2,887,666         (33,975)        3,585,310
                                                   ------------     -------------    ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................        843,721         1,607,868       1,345,399         1,976,196
                                                   ------------     -------------    ------------     -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,860,786            89,488       1,644,763            51,299
  Transfers between funds including
   guaranteed interest account, net.............       (673,485)          920,220      (1,764,369)        1,375,601
  Transfers for contract benefits and
   terminations.................................     (1,896,822)          (25,300)     (1,641,886)          (20,854)
  Contract maintenance charges..................       (152,279)         (115,641)       (145,636)         (115,297)
                                                   ------------     -------------    ------------     -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       (861,800)          868,767      (1,907,128)        1,290,749
                                                   ------------     -------------    ------------     -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                --              --                --
                                                   ------------     -------------    ------------     -------------
INCREASE (DECREASE) IN NET ASSETS...............        (18,079)        2,476,635        (561,729)        3,266,945
NET ASSETS -- BEGINNING OF PERIOD...............      5,446,361         2,969,726       5,964,033         2,697,088
                                                   ------------     -------------    ------------     -------------
NET ASSETS -- END OF PERIOD.....................   $  5,428,282     $   5,446,361    $  5,402,304     $   5,964,033
                                                   ============     =============    ============     =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................             32                23              20                23
 Redeemed.......................................            (38)              (14)            (29)              (13)
                                                   ------------     -------------    ------------     -------------
 Net Increase (Decrease)........................             (6)                9              (9)               10
                                                   ------------     -------------    ------------     -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      FRANKLIN           FRANKLIN            FRANKLIN
                                                  RISING DIVIDENDS   SMALL CAP VALUE     STRATEGIC INCOME
                                                   SECURITIES (l)     SECURITIES (l)   SECURITIES FUND (l)
                                                 ------------------ ----------------- ---------------------
                                                        2010               2010                2010
                                                 ------------------ ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   (10,781)         $   (540)           $   (2,340)
 Net realized gain (loss) on investments........         58,781             4,543                12,372
 Change in unrealized appreciation
  (depreciation) of investments.................        559,251            73,462                57,129
                                                    -----------          --------            ----------
 Net Increase (decrease) in net assets from
  operations....................................        607,251            77,465                67,161
                                                    -----------          --------            ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        198,297            28,352               182,542
  Transfers between funds including
   guaranteed interest account, net.............     16,926,603           553,080             4,319,506
  Transfers for contract benefits and
   terminations.................................       (245,121)          (3,538)                (4,032)
  Contract maintenance charges..................        (49,185)          (8,229)               (51,585)
                                                    -----------          --------            ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     16,830,594           569,665             4,446,431
                                                    -----------          --------            ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            262                 7                    49
                                                    -----------          --------            ----------
INCREASE (DECREASE) IN NET ASSETS...............     17,438,107           647,137             4,513,641
NET ASSETS -- BEGINNING OF PERIOD...............             --                --                    --
                                                    -----------          --------            ----------
NET ASSETS -- END OF PERIOD.....................    $17,438,107          $647,137            $4,513,641
                                                    ===========          ========            ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued.........................................            168                 7                    52
 Redeemed.......................................             (7)               (1)                   (9)
                                                    -----------          --------            ----------
 Net Increase (Decrease)........................            161                6                    43
                                                    -----------          --------            ----------
UNIT ACTIVITY SERIES II
 Issued.........................................             --                --                    --
 Redeemed.......................................             --                --                    --
                                                    -----------          --------            ----------
 Net Increase (Decrease)........................             --                --                    --
                                                    -----------          --------            ---------
UNIT ACTIVITY SERVICE SHARES-
 Issued.........................................             --                --                    --
 Redeemed.......................................             --                --                    --
                                                    -----------          --------            ----------
 Net Increase (Decrease)........................             --                --                    --
                                                    -----------          --------            ----------



                                                                              INVESCO V.I.      INVESCO V.I.
                                                     GOLDMAN SACHS VIT         FINANCIAL         GLOBAL REAL
                                                  MID CAP VALUE FUND (l)   SERVICES FUND (l)   ESTATE FUND (l)
                                                 ------------------------ ------------------- ----------------
                                                           2010                   2010              2010
                                                 ------------------------ ------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $    9,749              $     --          $   49,025
 Net realized gain (loss) on investments........            36,319                38,964               5,020
 Change in unrealized appreciation
  (depreciation) of investments.................           334,739                 2,817             123,907
                                                        ----------              --------          ----------
 Net Increase (decrease) in net assets from
  operations....................................           380,807                41,781             177,952
                                                        ----------              --------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........            75,027                   155             109,179
  Transfers between funds including
   guaranteed interest account, net.............         3,224,504               362,712           3,533,705
  Transfers for contract benefits and
   terminations.................................            (8,065)                   --             (20,094)
  Contract maintenance charges..................           (10,515)                  (15)            (22,452)
                                                        ----------              --------          ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................         3,280,951               362,852           3,600,338
                                                        ----------              --------          ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................                78                    --                  36
                                                        ----------              --------          ----------
INCREASE (DECREASE) IN NET ASSETS...............         3,661,836               404,633           3,778,326
NET ASSETS -- BEGINNING OF PERIOD...............                --                    --                  --
                                                        ----------              --------          ----------
NET ASSETS -- END OF PERIOD.....................        $3,661,836              $404,633          $3,778,326
                                                        ==========              ========          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued.........................................                --                    --                  --
 Redeemed.......................................                --                    --                  --
                                                        ----------              --------          ----------
 Net Increase (Decrease)........................                --                    --                  --
                                                        ----------              --------          ----------
UNIT ACTIVITY SERIES II
 Issued.........................................                --                    16                  36
 Redeemed.......................................                --                   (10)                 (2)
                                                        ----------              --------          ----------
 Net Increase (Decrease)........................                --                     6                  34
                                                        ----------              --------          ----------
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................                39                    --                  --
 Redeemed.......................................                (5)                   --                  --
                                                        ----------              --------          ----------
 Net Increase (Decrease)........................                34                    --                  --
                                                        ----------              --------          ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    INVESCO V.I.      INVESCO V.I.      INVESCO V.I.
                                                   INTERNATIONAL      MID CAP CORE       SMALL CAP
                                                  GROWTH FUND (l)   EQUITY FUND (l)   EQUITY FUND (l)
                                                 ----------------- ----------------- -----------------
                                                        2010              2010              2010
                                                 ----------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   13,349          $    301           $   (249)
 Net realized gain (loss) on investments........        36,782            34,990              4,889
 Change in unrealized appreciation
  (depreciation) of investments.................       299,868            64,251             27,142
                                                    ----------          --------           --------
 Net Increase (decrease) in net assets from
  operations....................................       349,999            99,542             31,782
                                                    ----------          --------           --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,703,423            15,005             22,318
  Transfers between funds including
   guaranteed interest account, net.............     4,619,753           871,668            322,592
  Transfers for contract benefits and
   terminations.................................       (71,211)               --                 --
  Contract maintenance charges..................       (26,577)           (3,939)            (2,355)
                                                    ----------          --------           --------
Net increase (decrease) in net assets from
 contractowner transactions.....................     6,225,388           882,734            342,555
                                                    ----------          --------           --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            58                 7                  4
                                                    ----------          --------           --------
INCREASE (DECREASE) IN NET ASSETS...............     6,575,445           982,283            374,341
NET ASSETS -- BEGINNING OF PERIOD...............            --                --                 --
                                                    ----------          --------           --------
NET ASSETS -- END OF PERIOD.....................    $6,575,445          $982,283           $374,341
                                                    ==========          ========           ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................            --                --                 --
 Redeemed.......................................            --          --------           --------
 Net Increase (Decrease)........................            --                --                 --
                                                    ----------          --------           --------
UNIT ACTIVITY SERIES II
 Issued.........................................            65                14                  6
 Redeemed.......................................            (3)               (5)                (1)
                                                    ----------          --------           --------
 Net Increase (Decrease)........................            62                 9                  5
                                                    ----------          --------           --------



                                                    IVY FUNDS VIP
                                                       DIVIDEND       IVY FUNDS VIP     IVY FUNDS VIP
                                                  OPPORTUNITIES (l)     ENERGY (l)    MID CAP GROWTH (l)
                                                 ------------------- --------------- -------------------
                                                         2010              2010              2010
                                                 ------------------- --------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................     $       --        $     (830)        $   (2,932)
 Net realized gain (loss) on investments........            313             9,532             19,889
 Change in unrealized appreciation
  (depreciation) of investments.................         22,601           125,399            375,407
                                                     ----------        ----------         ----------
 Net Increase (decrease) in net assets from
  operations....................................         22,914           134,101            392,364
                                                     ----------        ----------         ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          1,213            89,867            159,653
  Transfers between funds including
   guaranteed interest account, net.............      1,140,967         1,071,623          3,255,224
  Transfers for contract benefits and
   terminations.................................           (302)          (22,776)            (6,840)
  Contract maintenance charges..................            (29)           (9,911)           (25,274)
                                                     ----------        ----------         ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................      1,141,849         1,128,803          3,382,763
                                                     ----------        ----------         ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                12                 37
                                                     ----------        ----------         ----------
INCREASE (DECREASE) IN NET ASSETS...............      1,164,763         1,262,916          3,775,164
NET ASSETS -- BEGINNING OF PERIOD...............             --                --                 --
                                                     ----------        ----------         ----------
NET ASSETS -- END OF PERIOD.....................     $1,164,763        $1,262,916         $3,775,164
                                                     ==========        ==========         ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................             19                22                 40
 Redeemed.......................................             --                (3)                (2)
                                                     ----------        ----------         ----------
 Net Increase (Decrease)........................             19                19                38
                                                     ----------        ----------         ----------
UNIT ACTIVITY SERIES II
 Issued.........................................             --                --                 --
 Redeemed.......................................             --                --                 --
                                                     ----------        ----------         ----------
 Net Increase (Decrease)........................             --                --                 --
                                                     ----------        ----------         ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                   IVY FUNDS VIP   IVY FUNDS VIP     LAZARD RETIREMENT
                                                    SCIENCE AND      SMALL CAP       EMERGING MARKETS
                                                  TECHNOLOGY (l)     GROWTH (l)    EQUITY PORTFOLIO (l)
                                                 ---------------- --------------- ----------------------
                                                       2010             2010               2010
                                                 ---------------- --------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $       --       $     (552)       $   219,284
 Net realized gain (loss) on investments........        61,370           37,767            217,468
 Change in unrealized appreciation
  (depreciation) of investments.................       236,965          135,376          1,021,925
                                                    ----------       ----------        -----------
 Net Increase (decrease) in net assets from
  operations....................................       298,335          172,591          1,458,677
                                                    ----------       ----------        -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       344,960           44,928            591,257
  Transfers between funds including
   guaranteed interest account, net.............     3,113,408        1,657,163         24,232,298
  Transfers for contract benefits and
   terminations.................................          (200)         (13,530)          (244,437)
  Contract maintenance charges..................        (2,234)          (6,866)          (167,649)
                                                    ----------       ----------        -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     3,455,934        1,681,695         24,411,469
                                                    ----------       ----------        -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --               13                233
                                                    ----------       ----------        -----------
INCREASE (DECREASE) IN NET ASSETS...............     3,754,269        1,854,299         25,870,379
NET ASSETS -- BEGINNING OF PERIOD...............            --               --                 --
                                                    ----------       ----------        -----------
NET ASSETS -- END OF PERIOD.....................    $3,754,269       $1,854,299        $25,870,379
                                                    ==========       ==========        ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................            42               20                 --
 Redeemed.......................................            (5)              (2)                --
                                                    ----------       ----------        -----------
 Net Increase (Decrease)........................            37               18                 --
                                                    ----------       ----------        -----------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................            --               --                 --
 Redeemed.......................................            --               --                 --
                                                    ----------       ----------        -----------
 Net Increase (Decrease)........................            --               --                 --
                                                    ----------       ----------        -----------
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................            --               --                255
 Redeemed.......................................            --               --                (18)
                                                    ----------       ----------        -----------
 Net Increase (Decrease)........................            --               --                237
                                                    ----------       ----------        -----------



                                                         MFS(R)              MFS(R)             MFS(R)
                                                  INTERNATIONAL VALUE   INVESTORS GROWTH      INVESTORS
                                                     PORTFOLIO (l)      STOCK SERIES (l)   TRUST SERIES (l)
                                                 --------------------- ------------------ -----------------
                                                          2010                2010               2010
                                                 --------------------- ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $    (8,869)          $   (350)         $    (84)
 Net realized gain (loss) on investments........          144,618              1,380             2,576
 Change in unrealized appreciation
  (depreciation) of investments.................          988,961             27,523             5,805
                                                      -----------           --------          --------
 Net Increase (decrease) in net assets from
  operations....................................        1,124,710             28,553             8,297
                                                      -----------           --------          --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          320,644             12,018            12,574
  Transfers between funds including
   guaranteed interest account, net.............       19,654,619            531,398            46,740
  Transfers for contract benefits and
   terminations.................................          (53,603)                --                --
  Contract maintenance charges..................          (39,704)            (1,613)           (1,449)
                                                      -----------           --------          --------
Net increase (decrease) in net assets from
 contractowner transactions.....................       19,881,956            541,803            57,865
                                                      -----------           --------          --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              186                  9                --
                                                      -----------           --------          --------
INCREASE (DECREASE) IN NET ASSETS...............       21,006,852            570,365            66,162
NET ASSETS -- BEGINNING OF PERIOD...............               --                 --                --
                                                      -----------           --------          --------
NET ASSETS -- END OF PERIOD.....................      $21,006,852           $570,365          $ 66,162
                                                      ===========           ========          ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................               --                 --                --
 Redeemed.......................................               --                 --                --
                                                      -----------           --------          --------
 Net Increase (Decrease)........................               --                 --                --
                                                      -----------           --------          --------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................              236                  5                 1
 Redeemed.......................................              (26)                --                --
                                                      -----------           --------          --------
 Net Increase (Decrease)........................              210                  5                 1
                                                      -----------           --------          --------
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................               --                 --                --
 Redeemed.......................................               --                 --                --
                                                      -----------           --------          --------
 Net Increase (Decrease)........................               --                 --                --
                                                      -----------           --------          --------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         MFS(R)                   MULTIMANAGER
                                                  UTILITIES SERIES (l)      AGGRESSIVE EQUITY* (f)(k)
                                                 ---------------------- ---------------------------------
                                                          2010                2010             2009
                                                 ---------------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $     --         $   1,117,794    $    (489,785)
 Net realized gain (loss) on investments........              70              (593,215)      (9,573,901)
 Change in unrealized appreciation
  (depreciation) of investments.................           5,869            56,399,362      102,184,636
                                                        --------         -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................           5,939            56,923,941       92,120,950
                                                        --------         -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........              --            34,849,746       33,166,992
  Transfers between funds including
   guaranteed interest account, net.............         106,273              (926,112)      15,624,351
  Transfers for contract benefits and
   terminations.................................              --           (23,728,545)     (18,565,918)
  Contract maintenance charges..................             (19)          (29,589,893)     (30,075,099)
                                                        --------         -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................         106,254           (19,394,804)         150,326
                                                        --------         -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --               181,736       (1,465,535)
                                                        --------         -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............         112,193            37,710,873       90,805,741
NET ASSETS -- BEGINNING OF PERIOD...............              --           350,247,959      259,442,218
                                                        --------         -------------    -------------
NET ASSETS -- END OF PERIOD.....................        $112,193         $ 387,958,832    $ 350,247,959
                                                        ========         =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              --                   105              147
 Redeemed.......................................              --                  (136)            (116)
                                                        --------         -------------    -------------
 Net Increase (Decrease)........................              --                   (31)              31
                                                        --------         -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................              --                    66              109
 Redeemed.......................................              --                   (44)             (26)
                                                        --------         -------------    -------------
 Net Increase (Decrease)........................              --                    22               83
                                                        --------         -------------    -------------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................               1                    --               --
 Redeemed.......................................              --                    --               --
                                                        --------         -------------    -------------
 Net Increase (Decrease)........................               1                    --               --
                                                        --------         -------------    -------------



                                                           MULTIMANAGER
                                                            CORE BOND*
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   2,771,438    $  2,967,750
 Net realized gain (loss) on investments........      3,201,490         (80,326)
 Change in unrealized appreciation
  (depreciation) of investments.................        657,981       3,847,315
                                                  -------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,630,909       6,734,739
                                                  -------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      8,149,996       8,603,672
  Transfers between funds including
   guaranteed interest account, net.............     (6,292,535)     18,826,406
  Transfers for contract benefits and
   terminations.................................     (5,990,348)     (5,073,455)
  Contract maintenance charges..................     (6,815,252)     (5,839,973)
                                                  -------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (10,948,139)     16,516,650
                                                  -------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --              --
                                                  -------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     (4,317,230)     23,251,389
NET ASSETS -- BEGINNING OF PERIOD...............    106,251,851      83,000,462
                                                  -------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 101,934,621    $106,251,851
                                                  =============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             40              46
 Redeemed.......................................            (37)            (24)
                                                  -------------    ------------
 Net Increase (Decrease)........................              3              22
                                                  -------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            152             281
 Redeemed.......................................           (225)           (178)
                                                  -------------    ------------
 Net Increase (Decrease)........................            (73)            103
                                                  -------------    ------------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                  -------------    ------------
 Net Increase (Decrease)........................             --              --
                                                  -------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                        INTERNATIONAL EQUITY*
                                                 -----------------------------------
                                                        2010              2009
                                                 ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ 1,313,475       $   594,477
 Net realized gain (loss) on investments........    (4,485,469)       (5,111,204)
 Change in unrealized appreciation
  (depreciation) of investments.................     6,377,051        17,098,013
                                                   -----------       -----------
 Net Increase (decrease) in net assets from
  operations....................................     3,205,057        12,581,286
                                                   -----------       -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     5,107,773         5,936,223
  Transfers between funds including
   guaranteed interest account, net.............    (4,041,227)       (2,316,607)
  Transfers for contract benefits and
   terminations.................................    (3,417,117)       (2,248,167)
  Contract maintenance charges..................    (3,347,602)       (3,331,420)
                                                   -----------       -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (5,698,173)       (1,959,971)
                                                   -----------       -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --
                                                   -----------       -----------
INCREASE (DECREASE) IN NET ASSETS...............    (2,493,116)       10,621,315
NET ASSETS -- BEGINNING OF PERIOD...............    54,596,875        43,975,560
                                                   -----------       -----------
NET ASSETS -- END OF PERIOD.....................   $52,103,759       $54,596,875
                                                   ===========       ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             6                10
 Redeemed.......................................           (12)              (11)
                                                   -----------       -----------
 Net Increase (Decrease)........................            (6)               (1)
                                                   -----------       -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            50                50
 Redeemed.......................................           (85)              (69)
                                                   -----------       -----------
 Net Increase (Decrease)........................           (35)              (19)
                                                   -----------       -----------



                                                           MULTIMANAGER                      MULTIMANAGER
                                                      LARGE CAP CORE EQUITY*               LARGE CAP VALUE*
                                                 --------------------------------- ---------------------------------
                                                       2010             2009              2010             2009
                                                 ---------------- ---------------- ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    9,998        $   83,253       $   186,100      $    468,400
 Net realized gain (loss) on investments........      (254,164)         (523,360)       (3,362,074)       (5,018,316)
 Change in unrealized appreciation
  (depreciation) of investments.................     1,119,543         2,325,522         7,222,090        11,008,272
                                                    ----------        ----------       -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................       875,377         1,885,415         4,046,116         6,458,356
                                                    ----------        ----------       -----------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       875,017           794,448         3,322,542         3,673,908
  Transfers between funds including
   guaranteed interest account, net.............       351,274           176,193        (4,018,760)       (2,707,927)
  Transfers for contract benefits and
   terminations.................................      (430,964)         (430,795)       (1,773,116)       (1,368,017)
  Contract maintenance charges..................      (554,887)         (544,280)       (1,940,258)       (2,082,548)
                                                    ----------        ----------       -----------      ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       240,440            (4,434)       (4,409,592)       (2,484,584)
                                                    ----------        ----------       -----------      ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --                --                --
                                                    ----------        ----------       -----------      ------------
INCREASE (DECREASE) IN NET ASSETS...............     1,115,817         1,880,981          (363,476)        3,973,772
NET ASSETS -- BEGINNING OF PERIOD...............     7,544,908         5,663,927        34,397,498        30,423,726
                                                    ----------        ----------       -----------      ------------
NET ASSETS -- END OF PERIOD.....................    $8,660,725        $7,544,908       $34,034,022      $ 34,397,498
                                                    ==========        ==========       ===========      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             2                 3                 6                10
 Redeemed.......................................            (4)               (3)               (9)              (10)
                                                    ----------        ----------       -----------      ------------
 Net Increase (Decrease)........................            (2)               --                (3)               --
                                                    ----------        ----------       -----------      ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            11                12                23                37
 Redeemed.......................................            (7)              (13)              (56)              (62)
                                                    ----------        ----------       -----------      ------------
 Net Increase (Decrease)........................             4                (1)              (33)              (25)
                                                    ----------        ----------       -----------      ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP GROWTH*
                                                 -----------------------------------
                                                        2010              2009
                                                 ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (98,876)      $   (83,784)
 Net realized gain (loss) on investments........      (984,723)       (3,443,322)
 Change in unrealized appreciation
  (depreciation) of investments.................     7,670,774        11,650,276
                                                   -----------       -----------
 Net Increase (decrease) in net assets from
  operations....................................     6,587,175         8,123,170
                                                   -----------       -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     3,174,922         3,091,742
  Transfers between funds including
   guaranteed interest account, net.............    (1,482,128)       (1,225,849)
  Transfers for contract benefits and
   terminations.................................    (1,092,174)         (941,645)
  Contract maintenance charges..................    (2,773,031)       (2,211,924)
                                                   -----------       -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (2,172,411)       (1,287,676)
                                                   -----------       -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --
                                                   -----------       -----------
INCREASE (DECREASE) IN NET ASSETS...............     4,414,764         6,835,494
NET ASSETS -- BEGINNING OF PERIOD...............    26,405,370        19,569,876
                                                   -----------       -----------
NET ASSETS -- END OF PERIOD.....................   $30,820,134       $26,405,370
                                                   ===========       ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             3                 5
 Redeemed.......................................            (8)               (5)
                                                   -----------       -----------
 Net Increase (Decrease)........................            (5)               --
                                                   -----------       -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            38                44
 Redeemed.......................................           (52)              (57)
                                                   -----------       -----------
 Net Increase (Decrease)........................           (14)              (13)
                                                   -----------       -----------



                                                           MULTIMANAGER                      MULTIMANAGER
                                                          MID CAP VALUE*                  MULTI-SECTOR BOND*
                                                 --------------------------------- ---------------------------------
                                                        2010             2009            2010             2009
                                                 ----------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   242,735      $  1,178,260    $   3,112,939    $   5,654,682
 Net realized gain (loss) on investments........    (1,648,251)       (7,038,608)     (12,298,521)     (13,831,082)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,552,057        21,881,025       17,422,320       20,252,555
                                                   -----------      ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................    12,146,541        16,020,677        8,236,738       12,076,155
                                                   -----------      ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     5,066,230         4,389,623       15,253,344       12,414,470
  Transfers between funds including
   guaranteed interest account, net.............    (3,488,029)       (1,199,936)     (13,032,306)      (9,094,248)
  Transfers for contract benefits and
   terminations.................................    (3,088,562)       (2,054,895)      (6,551,158)      (6,234,374)
  Contract maintenance charges..................    (2,719,214)       (2,626,217)      (9,391,909)     (10,244,117)
                                                   -----------      ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (4,229,575)       (1,491,425)     (13,722,029)     (13,158,269)
                                                   -----------      ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --               --           20,000
                                                   -----------      ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     7,916,966        14,529,252       (5,485,291)      (1,062,114)
NET ASSETS -- BEGINNING OF PERIOD...............    52,112,320        37,583,068      132,594,951      133,657,065
                                                   -----------      ------------    -------------    -------------
NET ASSETS -- END OF PERIOD.....................   $60,029,286      $ 52,112,320    $ 127,109,660    $ 132,594,951
                                                   ===========      ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            12                14              169               74
 Redeemed.......................................            (9)              (14)            (220)            (113)
                                                   -----------      ------------    -------------    -------------
 Net Increase (Decrease)........................             3                --              (51)             (39)
                                                   -----------      ------------    -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................            49                77               28               36
 Redeemed.......................................           (75)              (91)             (28)             (52)
                                                   -----------      ------------    -------------    -------------
 Net Increase (Decrease)........................           (26)              (14)              --              (16)
                                                   -----------      ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         MULTIMANAGER                     MULTIMANAGER
                                                       SMALL CAP GROWTH*                SMALL CAP VALUE*
                                                 ----------------------------- -----------------------------------
                                                      2010           2009             2010              2009
                                                 -------------- -------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (13,532)    $   (8,374)    $   (23,339)      $   190,463
 Net realized gain (loss) on investments........      163,806       (474,009)     (2,317,014)       (6,819,181)
 Change in unrealized appreciation
  (depreciation) of investments.................    1,633,240      1,951,235       8,437,526        12,659,383
                                                   ----------     ----------     -----------       -----------
 Net Increase (decrease) in net assets from
  operations....................................    1,783,514      1,468,852       6,097,173         6,030,665
                                                   ----------     ----------     -----------       -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    1,118,571      1,123,473       3,067,500         3,571,592
  Transfers between funds including
   guaranteed interest account, net.............     (277,028)     1,037,559      (2,395,018)       (1,931,657)
  Transfers for contract benefits and
   terminations.................................     (161,266)      (149,490)     (1,427,396)       (1,668,841)
  Contract maintenance charges..................     (493,688)      (457,655)     (2,003,694)       (2,096,002)
                                                   ----------     ----------     -----------       -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................      186,589      1,553,887      (2,758,608)       (2,124,908)
                                                   ----------     ----------     -----------       -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................           --             --              --                --
                                                   ----------     ----------     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS...............    1,970,103      3,022,739       3,338,565         3,905,757
NET ASSETS -- BEGINNING OF PERIOD...............    6,550,341      3,527,602      28,099,658        24,193,901
                                                   ----------     ----------     -----------       -----------
NET ASSETS -- END OF PERIOD.....................   $8,520,444     $6,550,341     $31,438,223       $28,099,658
                                                   ==========     ==========     ===========       ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           --             --              10                 9
 Redeemed.......................................           --             --             (14)               (8)
                                                   ----------     ----------     -----------       -----------
 Net Increase (Decrease)........................           --             --              (4)                1
                                                   ----------     ----------     -----------       -----------
UNIT ACTIVITY CLASS B
 Issued.........................................           32             52              34                34
 Redeemed.......................................          (31)           (31)            (48)              (51)
                                                   ----------     ----------     -----------       -----------
 Net Increase (Decrease)........................            1             21             (14)              (17)
                                                   ----------     ----------     -----------       -----------



                                                             MULTIMANAGER
                                                             TECHNOLOGY*
                                                 ------------------------------------
                                                        2010               2009
                                                 ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    (313,583)     $  (252,094)
 Net realized gain (loss) on investments........       3,968,080       (2,973,341)
 Change in unrealized appreciation
  (depreciation) of investments.................       8,418,185       31,282,209
                                                   -------------      -----------
 Net Increase (decrease) in net assets from
  operations....................................      12,072,682       28,056,774
                                                   -------------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       7,830,353        6,789,321
  Transfers between funds including
   guaranteed interest account, net.............      (9,488,438)       4,857,836
  Transfers for contract benefits and
   terminations.................................      (5,061,716)      (2,772,799)
  Contract maintenance charges..................      (4,527,287)      (4,400,300)
                                                   -------------      -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (11,247,088)       4,474,058
                                                   -------------      -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --               --
                                                   -------------      -----------
INCREASE (DECREASE) IN NET ASSETS...............         825,594       32,530,832
NET ASSETS -- BEGINNING OF PERIOD...............      80,087,498       47,556,666
                                                   -------------      -----------
NET ASSETS -- END OF PERIOD.....................   $  80,913,092      $80,087,498
                                                   =============      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               6                9
 Redeemed.......................................             (10)              (5)
                                                   -------------      -----------
 Net Increase (Decrease)........................              (4)               4
                                                   -------------      -----------
UNIT ACTIVITY CLASS B
 Issued.........................................              80              165
 Redeemed.......................................            (155)            (139)
                                                   -------------      -----------
 Net Increase (Decrease)........................             (75)              26
                                                   -------------      -----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                     MUTUAL SHARES            NATURAL RESOURCES
                                                  SECURITIES FUND (l)             PORTFOLIO
                                                 --------------------- -------------------------------
                                                          2010               2010            2009
                                                 --------------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $   15,508         $     19,885    $     56,008
 Net realized gain (loss) on investments........          22,536            3,985,352      (3,059,600)
 Change in unrealized appreciation
  (depreciation) of investments.................         441,622            3,435,980      14,001,075
                                                      ----------         ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................         479,666            7,441,217      10,997,483
                                                      ----------         ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          62,186            3,176,620       1,046,147
  Transfers between funds including
   guaranteed interest account, net.............       6,707,063            2,569,426       6,071,042
  Transfers for contract benefits and
   terminations.................................         (69,870)          (3,526,695)       (192,091)
  Contract maintenance charges..................         (24,883)            (485,572)       (399,098)
                                                      ----------         ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       6,674,496            1,733,779       6,526,000
                                                      ----------         ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              24                   87              --
                                                      ----------         ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       7,154,186            9,175,083      17,523,483
NET ASSETS -- BEGINNING OF PERIOD...............              --           28,941,688      11,418,205
                                                      ----------         ------------    ------------
NET ASSETS -- END OF PERIOD.....................      $7,154,186         $ 38,116,771    $ 28,941,688
                                                      ==========         ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued.........................................              --                   --              --
 Redeemed.......................................              --                   --              --
                                                      ----------         ------------    ------------
 Net Increase (Decrease)........................              --                   --              --
                                                      ----------         ------------    ------------
UNIT ACTIVITY CLASS 2
 Issued.........................................              76                   --              --
 Redeemed.......................................              (3)                  --              --
                                                      ----------         ------------    ------------
 Net Increase (Decrease)........................              73                   --              --
                                                      ----------         ------------    ------------
UNIT ACTIVITY CLASS II
 Issued.........................................              --                  265             230
 Redeemed.......................................              --                 (249)           (118)
                                                      ----------         ------------    ------------
 Net Increase (Decrease)........................              --                   16             112
                                                      ----------         ------------    ------------



                                                      PIMCO VARIABLE        PIMCO VARIABLE   PIMCO VARIABLE
                                                      INSURANCE TRUST      INSURANCE TRUST   INSURANCE TRUST
                                                  COMMODITYREALRETURN(R)     REAL RETURN      TOTAL RETURN
                                                  STRATEGY PORTFOLIO (l)    PORTFOLIO (l)     PORTFOLIO (l)
                                                 ------------------------ ----------------- ----------------
                                                           2010                  2010             2010
                                                 ------------------------ ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   80,463           $   93,995       $  1,016,225
 Net realized gain (loss) on investments........            55,289               19,935            273,522
 Change in unrealized appreciation
  (depreciation) of investments.................           153,372             (224,195)        (1,520,537)
                                                        ----------           ----------       ------------
 Net Increase (decrease) in net assets from
  operations....................................           289,124             (110,265)          (230,790)
                                                        ----------           ----------       ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........           115,451              692,746          1,850,874
  Transfers between funds including
   guaranteed interest account, net.............         2,633,388            8,852,167         36,127,221
  Transfers for contract benefits and
   terminations.................................           (23,599)             (16,581)          (314,167)
  Contract maintenance charges..................           (22,544)             (67,858)          (259,674)
                                                        ----------           ----------       ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................         2,702,696            9,460,474         37,404,254
                                                        ----------           ----------       ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................                32                   59                524
                                                        ----------           ----------       ------------
INCREASE (DECREASE) IN NET ASSETS...............         2,991,852            9,350,268         37,173,988
NET ASSETS -- BEGINNING OF PERIOD...............                --                   --                 --
                                                        ----------           ----------       ------------
NET ASSETS -- END OF PERIOD.....................        $2,991,852           $9,350,268       $ 37,173,988
                                                        ==========           ==========       ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued.........................................                26                  137                424
 Redeemed.......................................                (2)                 (21)               (57)
                                                        ----------           ----------       ------------
 Net Increase (Decrease)........................                24                  116                367
                                                        ---------            ----------       ------------
UNIT ACTIVITY CLASS 2
 Issued.........................................                --                   --                 --
 Redeemed.......................................                --                   --                 --
                                                        ----------           ----------       ------------
 Net Increase (Decrease)........................                --                   --                 --
                                                        ----------           ----------       ------------
UNIT ACTIVITY CLASS II
 Issued.........................................                --                   --                 --
 Redeemed.......................................                --                   --                 --
                                                        ----------           ----------       ------------
 Net Increase (Decrease)........................                --                   --                 --
                                                        ----------           ----------       ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       T. ROWE PRICE
                                                    T. ROWE PRICE     HEALTH SCIENCES
                                                  EQUITY INCOME (l)    PORTFOLIO (l)
                                                 ------------------- -----------------
                                                         2010               2010
                                                 ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................     $   38,834            $     --
 Net realized gain (loss) on investments........         54,820               1,365
 Change in unrealized appreciation
  (depreciation) of investments.................        456,083              51,462
                                                     ----------            --------
 Net Increase (decrease) in net assets from
  operations....................................        549,737              52,827
                                                     ----------            --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        132,052             242,048
  Transfers between funds including
   guaranteed interest account, net.............      4,666,761             473,772
  Transfers for contract benefits and
   terminations.................................             (7)                 --
  Contract maintenance charges..................        (11,369)                 --
                                                     ----------            --------
Net increase (decrease) in net assets from
 contractowner transactions.....................      4,787,437             715,820
                                                     ----------            --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             83                  --
                                                     ----------            --------
INCREASE (DECREASE) IN NET ASSETS...............      5,337,257             768,647
NET ASSETS -- BEGINNING OF PERIOD...............            --                   --
                                                     ----------            --------
NET ASSETS -- END OF PERIOD.....................     $5,337,257            $768,647
                                                     ==========            ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             --                  --
 Redeemed.......................................             --                  --
                                                     ----------            --------
 Net Increase (Decrease)........................             --                  --
                                                     ----------            --------
UNIT ACTIVITY CLASS II
 Issued.........................................             60                   7
 Redeemed.......................................             (8)                 --
                                                     ----------            --------
 Net Increase (Decrease)........................             52                   7
                                                     ----------            --------



                                                          TARGET 2015                     TARGET 2025
                                                          ALLOCATION*                     ALLOCATION*
                                                 ------------------------------ -------------------------------
                                                       2010           2009           2010            2009
                                                 --------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $      88,747    $  119,947     $   93,798      $   59,493
 Net realized gain (loss) on investments........        301,793        59,479        341,263          12,881
 Change in unrealized appreciation
  (depreciation) of investments.................        118,868       232,985        (20,922)        159,770
                                                  -------------    ----------     ----------      ----------
 Net Increase (decrease) in net assets from
  operations....................................        509,408       412,411        414,139         232,144
                                                  -------------    ----------     ----------      ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,194,302       160,610        554,311           5,952
  Transfers between funds including
   guaranteed interest account, net.............      2,534,896     1,873,642      5,250,576         763,953
  Transfers for contract benefits and
   terminations.................................     (1,148,179)      (26,172)      (501,765)           (358)
  Contract maintenance charges..................        (80,818)      (48,631)       (53,114)        (28,977)
                                                  -------------    ----------     ----------      ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................      2,500,201     1,959,449      5,250,008         740,570
                                                  -------------    ----------     ----------      ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --            --              8             (10)
                                                  -------------    ----------     ----------      ----------
INCREASE (DECREASE) IN NET ASSETS...............      3,009,609     2,371,860      5,664,155         972,704
NET ASSETS -- BEGINNING OF PERIOD...............      3,249,703       877,843      1,630,857         658,153
                                                  -------------    ----------     ----------      ----------
NET ASSETS -- END OF PERIOD.....................  $   6,259,312    $3,249,703     $7,295,012      $1,630,857
                                                  =============    ==========     ==========      ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             51            37             83              12
 Redeemed.......................................            (30)          (11)           (30)             (3)
                                                  -------------    ----------     ----------      ----------
 Net Increase (Decrease)........................             21            26             53               9
                                                  -------------    ----------     ----------      ----------
UNIT ACTIVITY CLASS II
 Issued.........................................             --            --             --              --
 Redeemed.......................................             --            --             --              --
                                                  -------------    ----------     ----------      ----------
 Net Increase (Decrease)........................             --            --             --              --
                                                  -------------    ----------     ----------      ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           TARGET 2035                    TARGET 2045
                                                           ALLOCATION*                    ALLOCATION*
                                                 ------------------------------- -----------------------------
                                                      2010            2009             2010           2009
                                                 -------------- ---------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   75,516      $   45,826        $   13,321       $ 11,189
 Net realized gain (loss) on investments........      200,210          26,215            (8,686)        55,709
 Change in unrealized appreciation
  (depreciation) of investments.................       84,191         110,993            47,889          2,279
                                                   ----------      ----------        ----------       --------
 Net Increase (decrease) in net assets from
  operations....................................      359,917         183,034            52,524         69,177
                                                   ----------      ----------        ----------       --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      630,825           2,258            56,555          8,331
  Transfers between funds including
   guaranteed interest account, net.............    4,985,281       1,019,710         1,016,207         74,551
  Transfers for contract benefits and
   terminations.................................     (597,459)             --           (23,154)            --
  Contract maintenance charges..................      (43,461)        (20,226)           (8,906)        (7,450)
                                                   ----------      ----------        ----------       --------
Net increase (decrease) in net assets from
 contractowner transactions.....................    4,975,186       1,001,742         1,040,702         75,432
                                                   ----------      ----------        ----------       --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................           --              --                --             --
                                                   ----------      ----------        ----------       --------
INCREASE (DECREASE) IN NET ASSETS...............    5,335,103       1,184,776         1,093,226        144,609
NET ASSETS -- BEGINNING OF PERIOD...............    1,281,366          96,590           152,708          8,099
                                                   ----------      ----------        ----------       --------
NET ASSETS -- END OF PERIOD.....................   $6,616,469      $1,281,366        $1,245,934       $152,708
                                                   ==========      ==========        ==========       ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           69              15                18             19
 Redeemed.......................................          (18)             (2)               (7)           (16)
                                                   ----------      ----------        ----------       --------
 Net Increase (Decrease)........................           51              13                11              3
                                                   ----------      ----------        ----------       --------
UNIT ACTIVITY CLASS 2
 Issued.........................................           --              --                --             --
 Redeemed.......................................           --              --                --             --
                                                   ----------      ----------        ----------       --------
 Net Increase (Decrease)........................           --              --                --             --
                                                   ----------      ----------        ----------       --------



                                                       TEMPLETON             TEMPLETON
                                                   DEVELOPING MARKETS       GLOBAL BOND
                                                  SECURITIES FUND (l)   SECURITIES FUND (l)
                                                 --------------------- --------------------
                                                          2010                 2010
                                                 --------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $   (2,776)           $   (16,706)
 Net realized gain (loss) on investments........          27,965                179,564
 Change in unrealized appreciation
  (depreciation) of investments.................         297,560                351,880
                                                      ----------            -----------
 Net Increase (decrease) in net assets from
  operations....................................         322,749                514,738
                                                      ----------            -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         181,478              1,009,015
  Transfers between funds including
   guaranteed interest account, net.............       3,889,180             15,986,583
  Transfers for contract benefits and
   terminations.................................            (153)              (182,346)
  Contract maintenance charges..................         (36,359)              (183,906)
                                                      ----------            -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       4,034,146             16,629,346
                                                      ----------            -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              52                    601
                                                      ----------            -----------
INCREASE (DECREASE) IN NET ASSETS...............       4,356,947             17,144,685
NET ASSETS -- BEGINNING OF PERIOD...............              --                     --
                                                      ----------            -----------
NET ASSETS -- END OF PERIOD.....................      $4,356,947            $17,144,685
                                                      ==========            ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................              --                     --
 Redeemed.......................................              --                     --
                                                      ----------            -----------
 Net Increase (Decrease)........................              --                     --
                                                      ----------            -----------
UNIT ACTIVITY CLASS 2
 Issued.........................................              41                    201
 Redeemed.......................................              (3)                   (36)
                                                      ----------            -----------
 Net Increase (Decrease)........................              38                    165
                                                      ----------            -----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         TEMPLETON            VAN ECK VIP             VANGUARD VARIABLE
                                                           GROWTH             GLOBAL HARD              INSURANCE FUND -
                                                    SECURITIES FUND (l)     ASSETS FUND (l)         EQUITY INDEX PORTFOLIO
                                                   ---------------------   -----------------   --------------------------------
                                                            2010                  2010               2010              2009
                                                   ---------------------   -----------------   ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $   (430)             $   (2,249)        $   75,292        $   86,712
 Net realized gain (loss) on investments........           14,110                  15,138           (306,595)         (400,087)
 Change in unrealized appreciation
  (depreciation) of investments.................           36,015                 419,035          1,028,835         1,354,481
                                                         --------              ----------         ----------        ----------
 Net Increase (decrease) in net assets from
  operations....................................           49,695                 431,924            797,532         1,041,106
                                                         --------              ----------         ----------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          144,795                 223,228            945,342           868,952
  Transfers between funds including
   guaranteed interest account, net.............          135,904               3,447,109            (72,370)         (356,370)
  Transfers for contract benefits and
   terminations.................................               --                 (15,313)           (31,709)          (35,119)
  Contract maintenance charges..................           (4,179)                (22,157)          (516,831)         (515,603)
                                                         --------              ----------         ----------        ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................          276,520               3,632,867            324,432           (38,140)
                                                         --------              ----------         ----------        ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................               --                      46                 --                --
                                                         --------              ----------         ----------        ----------
INCREASE (DECREASE) IN NET ASSETS...............          326,215               4,064,837          1,121,964         1,002,966
NET ASSETS -- BEGINNING OF PERIOD...............               --                      --          5,113,662         4,110,696
                                                         --------              ----------         ----------        ----------
NET ASSETS -- END OF PERIOD.....................         $326,215              $4,064,837         $6,235,626        $5,113,662
                                                         ========              ==========         ==========        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S
 Issued.........................................               --                      38                 --                --
 Redeemed.......................................               --                      (3)                --                --
                                                         --------              ----------         ----------        ----------
 Net Increase (Decrease)........................               --                      35                 --                --
                                                         --------              ----------         ----------        ----------
UNIT ACTIVITY CLASS 2
 Issued.........................................                5                      --                 --                --
 Redeemed.......................................               (2)                     --                 --                --
                                                         --------              ----------         ----------        ----------
 Net Increase (Decrease)........................                3                      --                 --                --
                                                         --------              ----------         ----------        ----------
UNIT ACTIVITY INVESTOR SHARE
 Issued.........................................               --                      --                 12                10
 Redeemed.......................................               --                      --                 (9)              (10)
                                                         --------              ----------         ----------        ----------
 Net Increase (Decrease)........................               --                      --                  3                --
                                                         --------              ----------         ----------        ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(d) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(e) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(f) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(g) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(h) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(i) Units were made available for sale on May 1, 2009.
(j) Units were made available for sale on September 18, 2009.
(k) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(l) Units were made available for sale on May 24, 2010.


The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, PIMCO Variable Insurance Trust, Profunds, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (Collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------
o American Century VP Mid Cap Value

AXA PREMIER VIP TRUST*
----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation

BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------
o BlackRock Global Allocation V.I.

EQ ADVISORS TRUST*
------------------
o All Asset Allocation
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o AXA Tactical Manager 2000
o AXA Tactical Manager 400
o AXA Tactical Manager 500
o AXA Tactical Manager International
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS
o EQ/GAMCO Mergers & Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth(1)
o EQ/PIMCO Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth(2)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Continued)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------
o Fidelity(R) VIP Asset Manager: Growth Portfolio
o Fidelity(R) VIP Contrafund(R) Portfolio
o Fidelity(R) VIP Equity-Income Portfolio
o Fidelity(R) VIP Growth & Income Portfolio
o Fidelity(R) VIP High Income Portfolio
o Fidelity(R) VIP Investment Grade Bond Portfolio
o Fidelity(R) VIP Mid Cap Portfolio
o Fidelity(R) VIP Money Market Portfolio
o Fidelity(R) VIP Value Portfolio
o Fidelity(R) VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
o Franklin Rising Dividends Securities
o Franklin Small Cap Value Securities
o Franklin Strategic Income Securities Fund
o Mutual Shares Securities Fund
o Templeton Developing Markets Securities Fund
o Templeton Global Bond Securities Fund
o Templeton Growth Securities Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST -
VARIABLE INSURANCE PORTFOLIOS
----------------------------------------
o Goldman Sachs VIT Mid Cap Value Fund

INVESCO VARIABLE INSURANCE FUNDS
--------------------------------
o Invesco V.I. Financial Services Fund
o Invesco V.I. Global Real Estate Fund
o Invesco V.I. International Growth Fund
o Invesco V.I. Mid Cap Core Equity Fund
o Invesco V.I. Small Cap Equity Fund

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
---------------------------------------
o Ivy Funds VIP Dividend Opportunities
o Ivy Funds VIP Energy
o Ivy Funds VIP Mid Cap Growth
o Ivy Funds VIP Science and Technology
o Ivy Funds VIP Small Cap Growth

LAZARD RETIREMENT SERIES, INC.
------------------------------
o Lazard Retirement Emerging Markets Equity Portfolio

MFS(R) VARIABLE INSURANCE TRUST
-------------------------------
o MFS(R) International Value Portfolio
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series
o MFS(R) Utilities Series

PIMCO VARIABLE INSURANCE TRUST
------------------------------
o PIMCO Variable Insurance Trust CommodityRealReturn(R)
  Strategy Portfolio
o PIMCO Variable Insurance Trust Real Return Portfolio
o PIMCO Variable Insurance Trust Total Return Portfolio

PROFUNDS
--------
o ProFund VP Bear**

T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------
o T. Rowe Price Equity Income
o T. Rowe Price Health Sciences Portfolio

THE PRUDENTIAL SERIES FUND
--------------------------
o Natural Resources Portfolio

VAN ECK VIP TRUST
-----------------
o Van Eck VIP Global Hard Assets Fund

VANGUARD
--------
o Vanguard Variable Insurance Fund - Equity Index

----------
(1)  Formerly known as EQ/Van Kampen Mid Cap Growth
(2)  Formerly known as EQ/Evergreen Omega

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
** Fund is only included on the list of Variable Investment Options included in the Account. Although available for sale on 05/24/2010, there were no purchases for 2010. With zero balance and no activity to report, the fund is excluded from all other sections of the financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):
o Accumulator Life
o Incentive Life
o Incentive Life 2000
o Incentive Life Sales (1999 and after)
o Incentive Life '02
o Incentive Life '06
o Incentive Life(R) Optimizer
o Incentive Life Optimizer II
o Incentive Life Plus(SM)
o Incentive Life Plus Original Series
o Paramount Life
o IL Legacy
o IL Legacy II
o IL Protector(SM)
o Incentive Life COLI
o Incentive Life COLI '04
o Champion 2000
o Survivorship 2000
o Survivorship Incentive Life 1999
o Survivorship Incentive Life '02
o Survivorship Incentive Life(R) Legacy
o SP-Flex
o Corporate Owned Incentive Life(R)

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in enter into Contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of Contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved the among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment assets of each Variable Investment Option of the Account have been classified as Level 1.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                                 PURCHASES         SALES
                                              --------------  --------------
All Asset Allocation.........................  $  1,767,904    $    152,821
American Century VP Mid Cap Value............    12,643,853       2,292,761
AXA Aggressive Allocation....................    29,620,070      22,739,810
AXA Balanced Strategy........................     1,903,435         303,905
AXA Conservative Allocation..................    20,979,106      27,078,145
AXA Conservative Growth Strategy.............       514,734          24,395
AXA Conservative-PLUS Allocation.............    19,466,304      27,637,794
AXA Conservatve Strategy.....................     1,023,062         326,889
AXA Growth Strategy..........................     2,185,225         277,938
AXA Moderate Allocation......................   104,837,195     136,361,012
AXA Moderate Growth Strategy.................     6,608,491         918,650
AXA Moderate-PLUS Allocation.................    75,131,090      41,191,109
AXA Tactical Manager 2000....................       674,949         123,444
AXA Tactical Manager 400.....................       757,394          38,900
AXA Tactical Manager 500.....................       604,428          42,109
AXA Tactical Manager International...........       621,727         119,276
BlackRock Global Allocation V.I. Fund........     1,802,908         438,296
EQ/AllianceBernstein International...........    26,319,323      67,102,920
EQ/AllianceBernstein Small Cap Growth........    16,260,809      26,964,842
EQ/BlackRock Basic Value Equity..............    36,247,869      27,293,159
EQ/BlackRock International Value.............    18,592,988      32,909,855
EQ/Boston Advisory Equity Income.............     2,397,930       2,321,520
EQ/Calvert Socially Responsible..............       207,610         161,060
EQ/Capital Guardian Growth...................     1,076,117       1,991,390
EQ/Capital Guardian Research.................     4,975,454      15,808,590
EQ/Common Stock Index........................    47,165,998     168,018,082
EQ/Core Bond Index...........................    14,514,433      14,597,942
EQ/Equity 500 Index..........................    65,112,456      91,633,051
EQ/Equity Growth PLUS........................     7,734,108      27,639,831
EQ/GAMCO Mergers & Acquisitions..............     5,724,154       3,051,977
EQ/GAMCO Small Company Value.................    36,924,756      12,347,354
EQ/Global Bond PLUS..........................    24,430,547      24,644,926
EQ/Global Multi-Sector Equity................    33,973,780      68,181,300
EQ/Intermediate Government Bond Index........    30,974,956      43,614,813

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Continued)


                                                               PURCHASES         SALES
                                                            --------------  --------------
EQ/International Core PLUS.................................  $ 11,780,710    $  9,303,508
EQ/International Growth....................................    10,935,732       7,140,625
EQ/JPMorgan Value Opportunities............................     5,658,769       8,128,234
EQ/Large Cap Core PLUS.....................................     2,342,499       3,450,224
EQ/Large Cap Growth Index..................................     9,933,958      18,125,853
EQ/Large Cap Growth PLUS...................................     6,961,839      22,148,880
EQ/Large Cap Value Index...................................     2,133,360         925,836
EQ/Large Cap Value PLUS....................................    14,561,664      67,922,973
EQ/Lord Abbett Growth and Income...........................     2,241,085       1,195,210
EQ/Lord Abbett Large Cap Core..............................    11,452,089       3,678,307
EQ/Mid Cap Index...........................................    12,313,090      17,499,154
EQ/Mid Cap Value PLUS......................................    12,542,940      47,729,207
EQ/Money Market............................................   183,221,077     270,066,891
EQ/Montag & Caldwell Growth................................    13,869,485       6,788,277
EQ/Morgan Stanley Mid Cap Growth...........................    19,010,593      10,071,477
EQ/Pimco Ultra Short Bond..................................    32,184,664      36,499,802
EQ/Quality Bond PLUS.......................................    40,149,160      57,294,364
EQ/Small Company Index.....................................    11,653,758      11,046,220
EQ/T. Rowe Price Growth Stock..............................    11,169,168      11,177,010
EQ/UBS Growth and Income...................................     1,719,970       1,629,648
EQ/Van Kampen Comstock.....................................     1,790,528         597,958
EQ/Wells Fargo Advantage Omega Growth......................    32,838,700       9,902,558
Fidelity(R) VIP Asset Manger: Growth Portfolio.............     1,628,635       4,742,996
Fidelity(R) VIP Contrafund(R) Portfolio....................    15,546,730      14,586,364
Fidelity(R) VIP Equity-Income Portfolio....................     1,473,465       2,776,858
Fidelity(R) VIP Growth & Income Portfolio..................     2,667,455       3,598,665
Fidelity(R) VIP High Income Portfoliio.....................    13,309,566      12,058,555
Fidelity(R) VIP Investment Grade Bond Portfolio............    14,644,901      13,191,223
Fidelity(R) VIP Mid Cap Portfolio..........................    19,945,360       7,654,517
Fidelity(R) VIP Money Market Portfolio.....................     4,340,432      16,810,404
Fidelity(R) VIP Value Portfolio............................     4,608,227       5,410,461
Fidelity(R) VIP Value Strategies Portfolio.................     3,639,260       5,531,611
Franklin Rising Dividends Securities.......................    17,570,948         751,136
Franklin Small Cap Value Securities........................       683,470         114,345
Frankllin Strategic Income Securities Fund.................     5,343,116         899,026
Goldman Sachs VIT Mid Cap Value Fund.......................     3,843,820         553,120
Invesco V.I. Financial Services Fund.......................     1,274,866         912,014
Invesco V.I. Global Real Estate Fund.......................     3,859,629         210,266
Invesco V.I. International Growth Fund.....................     6,597,325         358,586
Invesco V.I. Mid Cap Core Equity Fund......................     1,384,021         500,987
Invesco V.I. Small Cap Equity Fund.........................       460,349         118,043
Ivy Funds VIP Dividend Opportunities.......................     1,143,896           2,047
Ivy Funds VIP Energy.......................................     1,451,388         323,415
Ivy Funds VIP Mid Cap Growth...............................     3,585,181         205,349
Ivy Funds VIP Science and Technology.......................     4,018,159         562,225
Ivy Funds VIP Small Cap Growth.............................     1,890,216         209,073
Lazard Retirement Emerging Markets Equity Portfolio........    26,530,812       1,899,858
MFS(R) International Value Portfolio.......................    22,237,250       2,364,162
MFS(R) Investors Growth Stock Series.......................       556,008          14,555
MFS(R) Investors Trust Series..............................        90,298          32,517
MFS(R) Utilities Series....................................       107,973           1,719
Multimanager Aggressive Equity.............................    28,552,850      46,612,938
Multimanager Core Bond.....................................    31,946,073      38,776,121
Multimanager International Equity..........................     9,220,242      13,604,908
Multimanager Large Cap Core Equity.........................     1,634,161       1,383,610

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Concluded)


                                                                                 PURCHASES        SALES
                                                                               -------------  -------------
Multimanager Large Cap Value..................................................  $ 4,191,494    $ 8,416,051
Multimanager Mid Cap Growth...................................................    4,699,961      6,971,118
Multimanager Mid Cap Value....................................................    8,828,698     12,815,856
Multimanager Multi-Sector Bond................................................   38,994,093     49,610,387
Multimanager Small Cap Growth.................................................    2,879,615      2,707,028
Multimanager Small Cap Value..................................................    7,423,237     10,205,658
Multimanager Technology.......................................................   12,127,647     23,694,258
Mutual Shares Securities Fund.................................................    7,020,908        330,905
Natural Resources Portfoliio..................................................   21,687,444     19,933,782
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio......    3,080,820        253,918
PIMCO Variable Insurance Trust Real Return Portfolio..........................   10,989,035      1,425,408
PIMCO Variable Insurance Trust Total Return Portfolio.........................   42,931,253      4,208,427
T. Rowe Price Equity Income...................................................    5,618,260        791,990
T. Rowe Price Health Sciences Portfolio.......................................      729,020         13,200
Target 2015 Allocation........................................................    5,309,273      2,685,387
Target 2025 Allocation........................................................    8,325,870      2,970,632
Target 2035 Allocation........................................................    6,806,223      1,739,828
Target 2045 Allocation........................................................    1,668,280        609,692
Templeton Developing Markets Securities Fund..................................    4,342,339        310,969
Templeton Global Bond Securities Fund.........................................   20,372,589      3,758,651
Templeton Growth Securities Fund..............................................      470,758        194,671
Van Eck VIP Global Hard Assets Fund...........................................    3,874,933        244,315
Vanguard Variable Insurance Fund - Equity Index Portfolio.....................    1,420,947        960,982

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of The Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA Equitable and affiliates serve as investment managers of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.15% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Expenses and Related Party Transactions (Concluded)

Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQ Advisors Trust and AXA Premier VIP Trust. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.


--------------------------------------------------------------------------------------------------
                                  REMOVED PORTFOLIO                SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010               MULTIMANAGER LARGE CAP GROWTH    MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------
Shares -- Class A                   1,797,726                        13,844,070
Value -- Class A                  $      7.88                      $      23.83
Shares -- Class B                     422,792                           898,572
Value -- Class B                  $      7.72                      $      23.38
Net Assets Before Substitution    $17,430,035                      $333,482,766
Net Assets After Substitution     $        --                      $350,912,801
--------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Continued)


----------------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                      SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009        EQ/ARIEL APPRECIATION II                EQ/MID CAP VALUE PLUS
                           EQ/LORD ABBETT MID CAP VALUE
                           EQ/VAN KAMPEN REAL ESTATE
----------------------------------------------------------------------------------------------------
                           EQ/ARIEL APPRECIATION II
Shares -- Class A              316,009
Value -- Class A           $      9.38
Shares -- Class B               50,411
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,438,028
Net Assets After Merger    $        --
                           EQ/LORD ABBETT MID CAP VALUE
Shares -- Class A            1,604,414
Value -- Class A           $      7.92
Shares -- Class B              117,759
Value -- Class B           $      7.93
Net Assets Before Merger   $13,640,788
Net Assets After Merger    $        --
                           EQ/VAN KAMPEN REAL ESTATE
Shares -- Class A            6,725,545                               27,541,666
Value -- Class A           $      5.48                             $       7.83
Shares -- Class B              510,838                                  785,654
Value -- Class B           $      5.48                             $       7.74
Net Assets Before Merger   $39,655,379                             $164,998,012
Net Assets After Merger    $        --                             $221,732,207
----------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009        EQ/AXA ROSENBERG VALUE LONG/SHORT       EQ/PIMCO ULTRA SHORT BOND
                           EQUITY
                           EQ/SHORT DURATION BOND
----------------------------------------------------------------------------------------------------
                           EQ/AXA ROSENBERG VALUE LONG/SHORT
                           EQUITY
Shares -- Class A              594,116
Value -- Class A           $      8.63
Shares -- Class B              349,713
Value -- Class B           $      8.60
Net Assets Before Merger   $ 8,134,753
Net Assets After Merger    $        --
                           EQ/SHORT DURATION BOND
Shares -- Class A              414,390                                3,489,285
Value -- Class A           $      9.12                             $       9.95
Shares -- Class B              177,824                                1,733,884
Value -- Class B           $      9.13                             $       9.95
Net Assets Before Merger   $ 5,401,645                             $ 38,445,299
Net Assets After Merger    $        --                             $ 51,981,697
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009         MULTIMANAGER HEALTH CARE               MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------
Shares -- Class A            2,349,607                               14,641,928
Value -- Class A           $      9.21                             $      22.08
Shares -- Class B              657,157                                  812,579
Value -- Class B           $      9.02                             $      21.67
Net Assets Before Merger   $27,567,437                             $313,355,842
Net Assets After Merger    $        --                             $340,923,279
-----------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Continued)


---------------------------------------------------------------------------------------
                            REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
---------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009         EQ/CAYWOOD SCHOLL HIGH YIELD BOND    EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------
Shares -- Class B            1,058,150                             3,202,885
Value -- Class B            $     3.99                           $      9.19
Net Assets Before Merger    $4,222,019                           $25,212,495
Net Assets After Merger     $       --                           $29,434,514
---------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009         EQ/LONG TERM BOND                    EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------
Shares -- Class A              195,111                             3,546,318
Value -- Class A            $    12.74                           $      9.62
Shares -- Class B              137,831                             2,203,215
Value -- Class B            $    12.74                           $      9.62
Net Assets Before Merger    $4,241,681                           $51,090,302
Net Assets After Merger     $       --                           $55,331,983

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:



                                                             MORTALITY AND EXPENSE       MORTALITY     ADMINISTRATIVE     TOTAL
                                                          --------------------------- --------------- ---------------- ----------
Accumulator Life.........................................        varies (b)(d)           varies (b)     varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000......................          0.60% (a)                  --              --           0.60%
Incentive Life '02.......................................        varies (b)(g)                --              --           0.80%
Incentive Life '06.......................................          0.85%(b)(e)                --              --           0.85%
Survivorship Incentive Life '02..........................          0.90%(b)(m)                --              --           0.90%
Paramount Life...........................................          0.60%(a)                   --              --           0.60%
Incentive Life Plus Original Series......................          0.60%(b)                   --              --           0.60%
Incentive Life COLI......................................          0.60%(b)                   --              --           0.60%
Incentive Life COLI '04..................................          0.75%(b)(c)                --              --           0.75%
Survivorship Incentive Life 1999.........................          0.60%(a)                   --              --           0.60%
Survivorship 2000........................................          0.90%(a)                   --              --           0.90%
IL Legacy................................................          1.75%(b)(h)                --              --           1.75%
IL Legacy II.............................................          0.85%(b)(i)(l)             --              --           0.85%
IL Protector.............................................          0.80%(a)                   --              --           0.80%
SP-Flex..................................................          0.85%(a)                 0.60%(a)        0.35%(a)       1.80%
Incentive Life(R) Optimizer..............................          0.85%(b)(e)(l)         --              --               0.85%
Incentive Life Optimizer II..............................          0.85%(b)(e)(l)         --              --               0.85%
Survivorship Incentive Life(R) Legacy....................          0.55%(b)(j)            --              --               0.55%
Corporate Owned Incentive Life(R)........................          0.35%(b)(k)            --              --               0.35%

----------------------

(a) Charged to daily net assets of the Account.

(b) Charged to Contractowners Account and is included in Transfer for Contract benefits and terminations in the Statements of Changes in Net Assets.

(c) Policy years 1-5 0.75% (1.00% maximum)
    Policy years 6-20 0.55% (0.75% maximum)
    Policy years 21+ 0.35% (0.50% maximum)

(d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
    Policy years 11+ 0.30% to 0.50% maximum

(e) Policy years 1-8 0.85% (1.00% maximum)
    Policy years 9-10 0.00% (1.00% maximum)
    Policy years 11+ 0.00% (0.50% maximum)

(f) Policy years 1-10 0.72% to 1.73%
    Policy years 11+ 0.11% to 0.32%

(g) Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)

(h) Policy years 1-10 1.75% (maximum and current)
    Policy years 11-20 0.25% (0.50% maximum)
    Policy Years 21+ 0.00% (0.50% maximum)

(i) Policy years 1-15 0.85% (maximum and current)
    Policy years 16+ 0.00% (0.85% maximum)
    For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.

(j) Policy years 1-15 0.55% (maximum and current)
    Policy years 16+ 0.05% (0.55% maximum)
    For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

(k) Policy years 1-10 0.35% (0.50% maximum)
    Policy years 11+ 0.10% (0.35% maximum)

(l) For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.

(m) Policy year 1-15 0.90% (maximum)
    Policy year 16+ 60% or 30% depending (90% maximum)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity Contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
(2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL Optimizer, IL Optimizer II, and IL Legacy II policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for Contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for Contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)


CHARGES                                      WHEN CHARGE IS DEDUCTED
------------------------------------------- -------------------------
Riders                                      Monthly

Death Benefit Guarantee (Guaranteed         Monthly
Minimum Death Benefit Charge)

Charge for State and Local Tax Expense      At time of premium
                                            payment

Charge for Federal Tax Expenses             At time of premium
                                            payment

Premium Charge                              At time of premium
                                            payment

Monthly administrative charges              Monthly

Cost of Insurance (COI) and Rating          Monthly
charge

Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on Contract

Partial Withdrawal                          At time of transaction.

Increase in policy's face amount            At time of transaction.

Administrative Surrender Charge             At time of transaction.

Transfers among investment options          At time of transaction.
per policy year



CHARGES                                                          AMOUNT DEDUCTED                           HOW DEDUCTED
------------------------------------------- -------------------------------------------------------- -----------------------
Riders                                      Amount varies depending on the specifics of your         Unit liquidation from
                                            policy. Depending on the rider, may be additional        account value
                                            charges deducted from premiums.

Death Benefit Guarantee (Guaranteed         LOW - $0.01 for each $1,000 of face amount of            Unit liquidation from
Minimum Death Benefit Charge)               the policy.                                              account value

                                            HIGH - $0.02 for each $1,000 of face amount of
                                            the policy.

Charge for State and Local Tax Expense      Varies by state of residence of insured person.          Deducted from
                                                                                                     premium

Charge for Federal Tax Expenses             1.25%                                                    Deducted from
                                                                                                     premium

Premium Charge                              Depending on the policy, varies from a flat fee of $2    Deducted from
                                            to $250 to a range of 2.25% to 30% on premiums           premium

Monthly administrative charges              LOW - $5 per month                                       Unit liquidation from
                                                                                                     account value
                                            HIGH - Depending on face amount, policyholder
                                            age at issue and policy year, up to $55 per month.

                                            Depending on the policy, may also be a charge per
                                            $1,000 of face amount ranging from $0.03 to
                                            $ 0.70

Cost of Insurance (COI) and Rating          Amount varies depending upon specifics of policy.        Unit liquidation from
charge                                      COI based upon amount at risk. Rating Charge             account value
                                            based upon face amount of insurance.

Surrender, termination or decrease in       The amount of surrender charges if applicable is set     Unit liquidation from
face amount of policy during the first 10   forth in your policy.                                    account value
or 15 years depending on Contract

Partial Withdrawal                          $25 ( or if less, 2% of the withdrawal), if applicable   Unit liquidation from
                                                                                                     account value

Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not           Unit liquidation from
                                            more than $250 in total), if applicable                  account value

Administrative Surrender Charge             $2 to $6 per 1,000 depending on issue age which          Unit liquidation from
                                            after the third year declines if applicable              account value

                                            Depending on the policy, may also be a charge per
                                            policy ranging from $450 to $540 which after the
                                            third year declines

Transfers among investment options          LOW - $25 after 12 transfers if applicable               Unit liquidation from
per policy year                                                                                      account value
                                            HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                               YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- -------------
ALL ASSET ALLOCATION
--------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 108.07             --                 --            --           17.91%
         Highest contract charge 0.90% Class B (y)   $ 107.40             --                 --            --           17.27%
         All contract charges                              --             15            $ 1,660          4.25%             --
AMERICAN CENTURY
----------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class II (y)   $ 106.72             --                 --            --           18.21%
         Highest contract charge 0.90% Class II (y)  $ 106.06             --                 --            --           17.57%
         All contract charges                              --            107            $11,195          2.28%             --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A        $ 147.57             --                 --            --           13.36%
         Highest contract charge 0.90% Class A       $ 138.21             --                 --            --           12.34%
         All contract charges                              --            517            $73,607          1.76%             --
  2009   Lowest contract charge 0.00% Class A        $ 130.17             --                 --            --           27.60%
         Highest contract charge 0.90% Class A       $ 123.02             --                 --            --           26.45%
         All contract charges                              --            541            $68,292          1.23%             --
  2008   Lowest contract charge 0.00% Class A        $ 102.02             --                 --            --          (39.04)%
         Highest contract charge 0.90% Class A       $  97.29             --                 --            --          (39.59)%
         All contract charges                              --            557            $55,039          1.79%             --
  2007   Lowest contract charge 0.00% Class A        $ 167.36             --                 --            --            6.44%
         Highest contract charge 0.90% Class A       $ 161.05             --                 --            --            5.47%
         All contract charges                              --            458            $75,012          3.31%             --
  2006   Lowest contract charge 0.00% Class A        $ 157.24             --                 --            --           18.18%
         Highest contract charge 0.90% Class A       $ 152.70             --                 --            --           17.12%
         All contract charges                              --            233            $36,082          3.64%             --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B        $ 144.93             --                 --            --           13.08%
         Highest contract charge 0.90% Class B       $ 135.74             --                 --            --           12.06%
         All contract charges                              --            383            $55,053          1.76%             --
  2009   Lowest contract charge 0.00% Class B        $ 128.17             --                 --            --           27.28%
         Highest contract charge 0.90% Class B       $ 121.13             --                 --            --           26.13%
         All contract charges                              --            342            $43,394          1.23%             --
  2008   Lowest contract charge 0.00% Class B        $ 100.70             --                 --            --          (39.19)%
         Highest contract charge 0.90% Class B       $  96.03             --                 --            --          (39.74)%
         All contract charges                              --            242            $24,066          1.79%             --
  2007   Lowest contract charge 0.00% Class B        $ 165.60             --                 --            --            6.17%
         Highest contract charge 0.90% Class B       $ 159.36             --                 --            --            5.21%
         All contract charges                              --            140            $22,756          3.31%             --
  2006   Lowest contract charge 0.00% Class B        $ 155.98             --                 --            --           17.90%
         Highest contract charge 0.90% Class B       $ 151.47             --                 --            --           16.84%
         All contract charges                              --             68            $10,432          3.64%             --
AXA BALANCED STRATEGY
---------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)    $ 111.97             --                 --            --           10.05%
         Highest contract charge 0.00% Class B (w)   $ 111.97             --                 --            --           10.05%
         All contract charges                              --             15            $ 1,657          4.46%             --
  2009   Lowest contract charge 0.00% Class B (w)    $ 101.74             --                 --            --            1.85%
         Highest contract charge 0.00% Class B (w)   $ 101.74             --                 --            --            1.85%
         All contract charges                              --             --            $     8          3.59%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                      UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                   FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
AXA CONSERVATIVE ALLOCATION
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A       $ 133.75             --                 --            --            7.54%
         Highest contract charge 0.90% Class A      $ 125.26             --                 --            --            6.57%
         All contract charges                             --            165            $20,469          2.30%             --
  2009   Lowest contract charge 0.00% Class A       $ 124.37             --                 --            --           10.10%
         Highest contract charge 0.90% Class A      $ 117.54             --                 --            --            9.11%
         All contract charges                             --            235            $28,315          3.52%             --
  2008   Lowest contract charge 0.00% Class A       $ 112.96             --                 --            --          (10.80)%
         Highest contract charge 0.90% Class A      $ 107.73             --                 --            --          (11.60)%
         All contract charges                             --            122            $13,469          5.91%             --
  2007   Lowest contract charge 0.00% Class A       $ 126.63             --                 --            --            6.07%
         Highest contract charge 0.90% Class A      $ 121.86             --                 --            --            5.11%
         All contract charges                             --             73            $ 9,013          4.70%             --
  2006   Lowest contract charge 0.00% Class A       $ 119.38             --                 --            --            6.64%
         Highest contract charge 0.90% Class A      $ 115.93             --                 --            --            5.68%
         All contract charges                             --             37            $ 4,339          4.65%             --
AXA CONSERVATIVE ALLOCATION
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 131.35             --                 --            --            7.27%
         Highest contract charge 0.90% Class B      $ 123.01             --                 --            --            6.30%
         All contract charges                             --             68            $ 8,753          2.30%             --
  2009   Lowest contract charge 0.00% Class B       $ 122.45             --                 --            --            9.83%
         Highest contract charge 0.90% Class B      $ 115.72             --                 --            --            8.84%
         All contract charges                             --             57            $ 6,849          3.52%             --
  2008   Lowest contract charge 0.00% Class B       $ 111.49             --                 --            --          (11.01)%
         Highest contract charge 0.90% Class B      $ 106.32             --                 --            --          (11.82)%
         All contract charges                             --             33            $ 3,580          5.91%             --
  2007   Lowest contract charge 0.00% Class B       $ 125.29             --                 --            --            5.80%
         Highest contract charge 0.90% Class B      $ 120.57             --                 --            --            4.85%
         All contract charges                             --             12            $ 1,457          4.70%             --
  2006   Lowest contract charge 0.00% Class B       $ 118.42             --                 --            --            6.37%
         Highest contract charge 0.90% Class B      $ 115.00             --                 --            --            5.42%
         All contract charges                             --              7            $   896          4.65%             --
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)   $ 110.78             --                 --            --            9.15%
         Highest contract charge 0.00% Class B (w)  $ 110.78             --                 --            --            9.15%
         All contract charges                             --              5            $   506          3.58%             --
  2009   Lowest contract charge 0.00% Class B (w)   $ 101.49             --                 --            --            1.63%
         Highest contract charge 0.00% Class B (w)  $ 101.49             --                 --            --            1.63%
         All contract charges                             --             --            $     8          4.28%             --
AXA CONSERVATIVE STRATEGY
-------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)   $ 108.15             --                 --            --            7.28%
         Highest contract charge 0.00% Class B (w)  $ 108.15             --                 --            --            7.28%
         All contract charges                             --              6            $   696          3.35%             --
  2009   Lowest contract charge 0.00% Class B (w)   $ 100.81             --                 --            --            1.00%
         Highest contract charge 0.00% Class B (w)  $ 100.81             --                 --            --            1.00%
         All contract charges                             --             --            $     1          5.24%             --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A       $ 136.56             --                 --            --            9.34%
         Highest contract charge 0.90% Class A      $ 127.89             --                 --            --            8.36%
         All contract charges                             --            206            $25,053          1.91%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------------
                                                       UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                    FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                  ------------ -------------------- ------------ ---------------- -------------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
--------------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 124.89              --                 --           --           14.70%
         Highest contract charge 0.90% Class A     $ 118.03              --                 --           --           13.67%
         All contract charges                            --             283         $   33,330         3.39%             --
  2008   Lowest contract charge 0.00% Class A      $ 108.88              --                 --           --          (19.22)%
         Highest contract charge 0.90% Class A     $ 103.83              --                 --           --          (19.95)%
         All contract charges                            --             126         $   13,363         4.59%             --
  2007   Lowest contract charge 0.00% Class A      $ 134.79              --                 --           --            5.75%
         Highest contract charge 0.90% Class A     $ 129.71              --                 --           --            4.80%
         All contract charges                            --              82         $   10,940         4.42%             --
  2006   Lowest contract charge 0.00% Class A      $ 127.46              --                 --           --            9.03%
         Highest contract charge 0.90% Class A     $ 123.77              --                 --           --            8.05%
         All contract charges                            --              44         $    5,540         3.91%             --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 134.11              --                 --           --            9.07%
         Highest contract charge 0.90% Class B     $ 125.60              --                 --           --            8.09%
         All contract charges                            --              98         $   12,914         1.91%             --
  2009   Lowest contract charge 0.00% Class B      $ 122.96              --                 --           --           14.42%
         Highest contract charge 0.90% Class B     $ 116.20              --                 --           --           13.39%
         All contract charges                            --              91         $   10,952         3.39%             --
  2008   Lowest contract charge 0.00% Class B      $ 107.46              --                 --           --          (19.43)%
         Highest contract charge 0.90% Class B     $ 102.48              --                 --           --          (20.15)%
         All contract charges                            --              54         $    5,770         4.59%             --
  2007   Lowest contract charge 0.00% Class B      $ 133.37              --                 --           --            5.49%
         Highest contract charge 0.90% Class B     $ 128.34              --                 --           --            4.54%
         All contract charges                            --              15         $    1,965         4.42%             --
  2006   Lowest contract charge 0.00% Class B      $ 126.43              --                 --           --            8.76%
         Highest contract charge 0.90% Class B     $ 122.77              --                 --           --            7.78%
         All contract charges                            --               7         $      836         3.91%             --
AXA GROWTH STRATEGY
-------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w ) $ 114.36              --                 --           --           11.69%
         Highest contract charge 0.00% Class B (w) $ 114.36              --                 --           --           11.69%
         All contract charges                           --              19         $    2,172         3.11%             --
  2009   Lowest contract charge 0.00% Class B (w)  $ 102.40              --                 --           --            2.45%
         Highest contract charge 0.00% Class B (w) $ 102.40              --                 --           --            2.45%
         All contract charges                            --               2         $      159         2.86%             --
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 287.23              --                 --           --           10.18%
         Highest contract charge 0.90% Class A     $ 263.57              --                 --           --            9.19%
         All contract charges                            --           2,084         $1,030,819         2.31%             --
  2009   Lowest contract charge 0.00% Class A      $ 260.68              --                 --           --           17.30%
         Highest contract charge 0.90% Class A     $ 241.38              --                 --           --           16.25%
         All contract charges                            --           2,251         $1,030,287         1.61%             --
  2008   Lowest contract charge 0.00% Class A      $ 222.23              --                 --           --          (24.29)%
         Highest contract charge 0.90% Class A     $ 207.64              --                 --           --          (24.97)%
         All contract charges                            --           2,411         $  962,519         3.66%             --
  2007   Lowest contract charge 0.00% Class A      $ 293.51              --                 --           --            6.54%
         Highest contract charge 0.90% Class A     $ 276.73              --                 --           --            5.58%
         All contract charges                            --           2,592         $1,387,781         3.32%             --
  2006   Lowest contract charge 0.00% Class A      $ 275.48              --                 --           --           10.60%
         Highest contract charge 0.90% Class A     $ 262.11              --                 --           --            9.60%
         All contract charges                            --           2,735         $1,392,978         2.87%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                              YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------------
                                                        UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                     FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                   ------------ -------------------- ------------ ---------------- -------------
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 141.78              --                --            --            9.91%
         Highest contract charge 0.90% Class B      $ 142.39              --                --            --            8.92%
         All contract charges                             --           1,031          $142,138          2.31%             --
  2009   Lowest contract charge 0.00% Class B       $ 128.99              --                --            --           17.01%
         Highest contract charge 0.90% Class B      $ 130.72              --                --            --           15.96%
         All contract charges                             --             926          $116,123          1.61%             --
  2008   Lowest contract charge 0.00% Class B       $ 110.24              --                --            --          (24.47)%
         Highest contract charge 0.90% Class B      $ 112.73              --                --            --          (25.16)%
         All contract charges                             --             772          $ 82,571          3.66%             --
  2007   Lowest contract charge 0.00% Class B       $ 145.96              --                --            --            6.27%
         Highest contract charge 0.90% Class B      $ 150.62              --                --            --            5.31%
         All contract charges                             --             685          $ 96,133          3.32%             --
  2006   Lowest contract charge 0.00% Class B       $ 137.35              --                --            --           10.32%
         Highest contract charge 0.90% Class B      $ 143.03              --                --            --            9.33%
         All contract charges                             --             638          $ 85,631          2.87%             --
AXA MODERATE GROWTH STRATEGY
----------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)   $ 113.12              --                --            --           10.87%
         Highest contract charge 0.00% Class B (w)  $ 113.12              --                --            --           10.87%
         All contract charges                             --              89          $ 10,098          1.88%             --
  2009   Lowest contract charge 0.00% Class B (w)   $ 102.03              --                --            --            2.11%
         Highest contract charge 0.00% Class B (w)  $ 102.03              --                --            --            2.11%
         All contract charges                             --              37          $  3,816          1.64%             --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A       $ 148.58              --                --            --           11.83%
         Highest contract charge 0.90% Class A      $ 139.16              --                --            --           10.82%
         All contract charges                             --           1,603          $226,810          1.93%             --
  2009   Lowest contract charge 0.00% Class A       $ 132.87              --                --            --           22.27%
         Highest contract charge 0.90% Class A      $ 125.57              --                --            --           21.16%
         All contract charges                             --           1,623          $208,381          1.64%             --
  2008   Lowest contract charge 0.00% Class A       $ 108.67              --                --            --          (31.61)%
         Highest contract charge 0.90% Class A      $ 103.64              --                --            --          (32.22)%
         All contract charges                             --           1,552          $164,181          2.62%             --
  2007   Lowest contract charge 0.00% Class A       $ 158.89              --                --            --            6.65%
         Highest contract charge 0.90% Class A      $ 152.90              --                --            --            5.69%
         All contract charges                             --           1,250          $194,601          3.77%             --
  2006   Lowest contract charge 0.00% Class A       $ 148.98              --                --            --           14.79%
         Highest contract charge 0.90% Class A      $ 144.67              --                --            --           13.76%
         All contract charges                             --             683          $100,405          3.84%             --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 145.92              --                --            --           11.55%
         Highest contract charge 0.90% Class B      $ 136.66              --                --            --           10.55%
         All contract charges                             --           1,171          $168,831          1.93%             --
  2009   Lowest contract charge 0.00% Class B       $ 130.81              --                --            --           21.95%
         Highest contract charge 0.90% Class B      $ 123.62              --                --            --           20.85%
         All contract charges                             --           1,000          $129,202          1.64%             --
  2008   Lowest contract charge 0.00% Class B       $ 107.26              --                --            --          (31.77)%
         Highest contract charge 0.90% Class B      $ 102.29              --                --            --          (32.39)%
         All contract charges                             --             727          $ 76,912          2.62%             --
  2007   Lowest contract charge 0.00% Class B       $ 157.21              --                --            --            6.39%
         Highest contract charge 0.90% Class B      $ 151.29              --                --            --            5.43%
         All contract charges                             --             430          $ 66,580          3.77%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                    ------------ -------------------- ------------ ---------------- -------------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B        $ 147.77              --                --            --           14.50%
         Highest contract charge 0.90% Class B       $ 143.50              --                --            --           13.48%
         All contract charges                              --             199          $ 29,024          3.84%             --
AXA TACTICAL MANAGER 2000
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 105.76              --                --            --           21.27%
         Highest contract charge 0.90% Class B (y)   $ 105.10              --                --            --           20.60%
         All contract charges                              --               6          $    594          0.08%             --
AXA TACTICAL MANAGER 400
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 106.93              --                --            --           21.45%
         Highest contract charge 0.90% Class B (y)   $ 106.26              --                --            --           20.79%
         All contract charges                              --               8          $    804          0.00%             --
AXA TACTICAL MANAGER 500
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 104.00              --                --            --           17.17%
         Highest contract charge 0.90% Class B (y)   $ 103.35              --                --            --           16.53%
         All contract charges                              --               6          $    618          0.47%             --
AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 105.04              --                --            --           22.34%
         Highest contract charge 0.90% Class B (y)   $ 104.38              --                --            --           21.67%
         All contract charges                              --               5          $    524          1.32%             --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class III (y)  $ 106.74              --                --            --           15.08%
         Highest contract charge 0.90% Class III (y) $ 106.74              --                --            --           15.08%
         All contract charges                              --              17          $  1,392          5.09%             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A        $ 164.85              --                --            --            5.48%
         Highest contract charge 0.90% Class A       $ 142.97              --                --            --            4.53%
         All contract charges                              --           2,357          $357,450          2.44%             --
  2009   Lowest contract charge 0.00% Class A        $ 156.28              --                --            --           27.41%
         Highest contract charge 0.90% Class A       $ 136.77              --                --            --           26.27%
         All contract charges                              --           2,669          $385,918          2.64%             --
  2008   Lowest contract charge 0.00% Class A        $ 122.66              --                --            --          (50.60)%
         Highest contract charge 0.90% Class A       $ 108.32              --                --            --          (51.04)%
         All contract charges                              --           2,982          $340,199          2.81%             --
  2007   Lowest contract charge 0.00% Class A        $ 248.28              --                --            --           12.01%
         Highest contract charge 0.90% Class A       $ 221.26              --                --            --           11.00%
         All contract charges                              --           3,274          $760,166          1.50%             --
  2006   Lowest contract charge 0.00% Class A        $ 221.66              --                --            --           23.82%
         Highest contract charge 0.90% Class A       $ 199.34              --                --            --           22.71%
         All contract charges                              --           3,392          $705,764          1.66%             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B        $ 112.82              --                --            --            5.21%
         Highest contract charge 0.90% Class B       $ 105.51              --                --            --            4.27%
         All contract charges                              --             482          $ 53,934          2.44%             --
  2009   Lowest contract charge 0.00% Class B        $ 107.23              --                --            --           27.09%
         Highest contract charge 0.90% Class B       $ 101.19              --                --            --           25.96%
         All contract charges                              --             524          $ 55,911          2.64%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL (CONTINUED)
----------------------------------------------
  2008   Lowest contract charge 0.00% Class B     $  84.37              --                 --            --           (50.72)%
         Highest contract charge 0.90% Class B    $  80.34              --                 --            --           (51.17)%
         All contract charges                           --             569           $ 48,080          2.81%              --
  2007   Lowest contract charge 0.00% Class B     $ 171.21              --                 --            --            11.73%
         Highest contract charge 0.90% Class B    $ 164.52              --                 --            --            10.71%
         All contract charges                           --             583           $100,264          1.50%              --
  2006   Lowest contract charge 0.00% Class B     $ 153.24              --                 --            --            23.52%
         Highest contract charge 0.90% Class B    $ 148.60              --                 --            --            22.41%
         All contract charges                           --             560           $ 86,902          1.66%              --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 250.06              --                 --            --            33.58%
         Highest contract charge 0.90% Class A    $ 220.99              --                 --            --            32.38%
         All contract charges                           --             629           $146,763          0.04%              --
  2009   Lowest contract charge 0.00% Class A     $ 187.20              --                 --            --            36.02%
         Highest contract charge 0.90% Class A    $ 166.93              --                 --            --            34.79%
         All contract charges                           --             664           $117,397          0.13%              --
  2008   Lowest contract charge 0.00% Class A     $ 137.63              --                 --            --           (44.52)%
         Highest contract charge 0.90% Class A    $ 123.85              --                 --            --           (45.02)%
         All contract charges                           --             719           $ 93,895          0.01%              --
  2007   Lowest contract charge 0.00% Class A     $ 248.07              --                 --            --            16.99%
         Highest contract charge 0.90% Class A    $ 225.25              --                 --            --            15.92%
         All contract charges                           --             776           $183,518            --               --
  2006   Lowest contract charge 0.00% Class A     $ 212.05              --                 --            --             9.27%
         Highest contract charge 0.90% Class A    $ 194.31              --                 --            --             8.28%
         All contract charges                           --             842           $170,884            --               --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $ 205.77              --                 --            --            33.25%
         Highest contract charge 0.90% Class B    $ 164.79              --                 --            --            32.05%
         All contract charges                           --             320           $ 55,480          0.04%              --
  2009   Lowest contract charge 0.00% Class B     $ 154.43              --                 --            --            35.68%
         Highest contract charge 0.90% Class B    $ 124.79              --                 --            --            34.46%
         All contract charges                           --             339           $ 44,293          0.13%              --
  2008   Lowest contract charge 0.00% Class B     $ 113.82              --                 --            --           (44.66)%
         Highest contract charge 0.90% Class B    $  92.81              --                 --            --           (45.16)%
         All contract charges                           --             371           $ 35,774          0.01%              --
  2007   Lowest contract charge 0.00% Class B     $ 205.66              --                 --            --            16.69%
         Highest contract charge 0.90% Class B    $ 169.23              --                 --            --            15.63%
         All contract charges                           --             384           $ 67,100            --               --
  2006   Lowest contract charge 0.00% Class B     $ 176.25              --                 --            --             9.00%
         Highest contract charge 0.90% Class B    $ 146.35              --                 --            --             8.02%
         All contract charges                           --             407           $ 61,163            --               --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A     $ 196.23              --                 --            --            12.56%
         Highest contract charge 0.60% Class A    $ 187.87              --                 --            --            11.89%
         All contract charges                           --             193           $ 28,298          1.38%              --
  2009   Lowest contract charge 0.00% Class A     $ 174.33              --                 --            --            30.60%
         Highest contract charge 0.60% Class A    $ 167.91              --                 --            --            29.82%
         All contract charges                           --             137           $ 23,060          2.76%              --
  2008   Lowest contract charge 0.00% Class A     $ 133.48              --                 --            --           (36.40)%
         Highest contract charge 0.60% Class A    $ 129.34              --                 --            --           (36.78)%
         All contract charges                           --             118           $ 15,312          1.72%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/BLACKROCK BASIC VALUE EQUITY (CONTINUED)
-------------------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 209.86             --                 --            --            1.43%
         Highest contract charge 0.60% Class A     $ 204.58             --                 --            --            0.82%
         All contract charges                            --             92           $ 18,777          1.08%             --
  2006   Lowest contract charge 0.00% Class A      $ 206.90             --                 --            --           21.21%
         Highest contract charge 0.60% Class A     $ 202.91             --                 --            --           20.49%
         All contract charges                            --             81           $ 16,311          2.90%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 258.94             --                 --            --           12.28%
         Highest contract charge 0.90% Class B     $ 228.85             --                 --            --           11.27%
         All contract charges                            --            676           $160,888          1.38%             --
  2009   Lowest contract charge 0.00% Class B      $ 230.61             --                 --            --           30.28%
         Highest contract charge 0.90% Class B     $ 205.66             --                 --            --           29.11%
         All contract charges                            --            658           $139,175          2.76%             --
  2008   Lowest contract charge 0.00% Class B      $ 177.01             --                 --            --          (36.56)%
         Highest contract charge 0.90% Class B     $ 159.29             --                 --            --          (37.13)%
         All contract charges                            --            668           $108,533          1.72%             --
  2007   Lowest contract charge 0.00% Class B      $ 279.01             --                 --            --            1.18%
         Highest contract charge 0.90% Class B     $ 253.37             --                 --            --            0.27%
         All contract charges                            --            716           $183,917          1.08%             --
  2006   Lowest contract charge 0.00% Class B      $ 275.76             --                 --            --           20.91%
         Highest contract charge 0.90% Class B     $ 252.70             --                 --            --           19.83%
         All contract charges                            --            768           $196,776          2.90%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 202.98             --                 --            --            6.34%
         Highest contract charge 0.60% Class A     $ 149.39             --                 --            --            5.70%
         All contract charges                            --            115           $ 21,697          0.77%             --
  2009   Lowest contract charge 0.00% Class A      $ 190.88             --                 --            --           30.59%
         Highest contract charge 0.60% Class A     $ 141.34             --                 --            --           29.80%
         All contract charges                            --            116           $ 21,409          2.15%             --
  2008   Lowest contract charge 0.00% Class A      $ 146.17             --                 --            --          (42.86)%
         Highest contract charge 0.60% Class A     $ 108.89             --                 --            --          (43.19)%
         All contract charges                            --            116           $ 16,541          2.19%             --
  2007   Lowest contract charge 0.00% Class A      $ 255.79             --                 --            --           10.47%
         Highest contract charge 0.60% Class A     $ 191.69             --                 --            --            9.80%
         All contract charges                            --            111           $ 27,712          1.92%             --
  2006   Lowest contract charge 0.00% Class A      $ 231.55             --                 --            --           25.98%
         Highest contract charge 0.60% Class A     $ 174.58             --                 --            --           25.23%
         All contract charges                            --             94           $ 21,155          3.57%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 148.80             --                 --            --            6.07%
         Highest contract charge 0.90% Class B     $ 147.37             --                 --            --            5.12%
         All contract charges                            --            707           $107,054          0.77%             --
  2009   Lowest contract charge 0.00% Class B      $ 140.29             --                 --            --           30.25%
         Highest contract charge 0.90% Class B     $ 140.20             --                 --            --           29.08%
         All contract charges                            --            806           $115,534          2.15%             --
  2008   Lowest contract charge 0.00% Class B      $ 107.71             --                 --            --          (42.99)%
         Highest contract charge 0.90% Class B     $ 108.61             --                 --            --          (43.51)%
         All contract charges                            --            841           $ 93,084          2.19%             --
  2007   Lowest contract charge 0.00% Class B      $ 188.94             --                 --            --           10.19%
         Highest contract charge 0.90% Class B     $ 192.27             --                 --            --            9.19%
         All contract charges                            --            950           $185,432          1.92%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/BLACKROCK INTERNATIONAL VALUE (CONTINUED)
--------------------------------------------
  2006   Lowest contract charge 0.00% Class B         $ 171.47             --                 --            --           25.68%
         Highest contract charge 0.90% Class B        $ 176.08             --                 --            --           24.56%
         All contract charges                               --            978           $174,081          3.57%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)     $  86.64             --                 --            --           15.99%
         Highest contract charge 0.90% Class A (a)    $  83.79             --                 --            --           14.95%
         All contract charges                               --             51           $  4,358          2.54%             --
  2009   Lowest contract charge 0.00% Class A (a)     $  74.69             --                 --            --           11.83%
         Highest contract charge 0.90% Class A (a)    $  72.89             --                 --            --           10.83%
         All contract charges                               --             57           $  4,166          2.64%             --
  2008   Lowest contract charge 0.00% Class A (a)     $  66.79             --                 --            --          (32.12)%
         Highest contract charge 0.90% Class A (a)    $  65.77             --                 --            --          (32.74)%
         All contract charges                               --             48           $  3,153          3.06%             --
  2007   Lowest contract charge 0.00% Class A (a)     $  98.40             --                 --            --           (1.60)%
         Highest contract charge 0.90% Class A (a)    $  97.78             --                 --            --           (2.22)%
         All contract charges                         $     --             17           $  1,714          2.69%
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B         $ 119.67             --                 --            --           15.70%
         Highest contract charge 0.90% Class B (a)    $  83.01             --                 --            --           14.66%
         All contract charges                               --             63           $  7,040          2.54%             --
  2009   Lowest contract charge 0.00% Class B         $ 103.43             --                 --            --           11.55%
         Highest contract charge 0.90% Class B (a)    $  72.39             --                 --            --           10.54%
         All contract charges                               --             61           $  5,880          2.64%             --
  2008   Lowest contract charge 0.00% Class B         $  92.72             --                 --            --          (32.30)%
         Highest contract charge 0.90% Class B (a)    $  65.49             --                 --            --          (32.91)%
         All contract charges                               --             58           $  4,949          3.06%             --
  2007   Lowest contract charge 0.00% Class B         $ 136.96             --                 --            --            3.70%
         Highest contract charge 0.90% Class B (a)    $  97.61             --                 --            --           (2.39)%
         All contract charges                               --             34           $  4,423          2.69%             --
  2006   Lowest contract charge 0.00% Class B         $ 132.07             --                 --            --           15.96%
         Highest contract charge 0.00% Class B        $ 132.07             --                 --            --           15.96%
         All contract charges                               --             25           $  3,237          2.75%             --
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A         $ 143.90             --                 --            --           12.81%
         Highest contract charge 0.00% Class A        $ 143.90             --                 --            --           12.81%
         All contract charges                               --             --           $     50          0.05%             --
  2009   Lowest contract charge 0.00% Class A         $ 127.56             --                 --            --           31.21%
         Highest contract charge 0.00% Class A        $ 127.56             --                 --            --           31.21%
         All contract charges                               --             --           $     41          0.30%             --
  2008   Lowest contract charge 0.00% Class A         $  97.22             --                 --            --          (45.08)%
         Highest contract charge 0.00% Class A        $  97.22             --                 --            --          (45.08)%
         All contract charges                               --             --           $     24          0.33%             --
  2007   Lowest contract charge 0.00% Class A         $ 177.03             --                 --            --           12.41%
         Highest contract charge 0.00% Class A        $ 177.03             --                 --            --           12.41%
         All contract charges                               --             --           $     12          0.40%             --
  2006   Lowest contract charge 0.00% Class A         $ 157.48             --                 --            --            5.45%
         Highest contract charge 0.00% Class A        $ 157.48             --                 --            --            5.45%
         All contract charges                               --             --                 --            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $  90.37             --                  --            --           12.52%
         Highest contract charge 0.90% Class B    $  81.53             --                  --            --           11.51%
         All contract charges                           --              7             $   600          0.05%             --
  2009   Lowest contract charge 0.00% Class B     $  80.31             --                  --            --           30.89%
         Highest contract charge 0.90% Class B    $  73.12             --                  --            --           29.71%
         All contract charges                           --              6             $   492          0.30%             --
  2008   Lowest contract charge 0.00% Class B     $  61.36             --                  --            --          (45.22)%
         Highest contract charge 0.90% Class B    $  56.37             --                  --            --          (45.71)%
         All contract charges                           --              7             $   401          0.33%             --
  2007   Lowest contract charge 0.00% Class B     $ 112.02             --                  --            --           12.13%
         Highest contract charge 0.90% Class B    $ 103.84             --                  --            --           11.12%
         All contract charges                           --              7             $   747          0.40%             --
  2006   Lowest contract charge 0.00% Class B     $  99.90             --                  --            --            5.23%
         Highest contract charge 0.90% Class B    $  93.45             --                  --            --            4.28%
         All contract charges                           --              2             $   233            --              --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.00% to 0.00% *
  2010   Lowest contract charge 0.00% Class A     $ 146.30             --                  --            --           13.21%
         Highest contract charge 0.00% Class A    $ 146.30             --                  --            --           13.21%
         All contract charges                           --              2             $   343          0.41%             --
  2009   Lowest contract charge 0.00% Class A     $ 129.23             --                  --            --           33.78%
         Highest contract charge 0.00% Class A    $ 129.23             --                  --            --           33.78%
         All contract charges                           --              3             $   363          0.37%             --
  2008   Lowest contract charge 0.00% Class A     $  96.60             --                  --            --          (40.25)%
         Highest contract charge 0.00% Class A    $  96.60             --                  --            --          (40.25)%
         All contract charges                           --              3             $   299          0.18%             --
  2007   Lowest contract charge 0.00% Class A     $ 161.68             --                  --            --            5.78%
         Highest contract charge 0.00% Class A    $ 161.68             --                  --            --            5.78%
         All contract charges                           --              3             $   444            --              --
  2006   Lowest contract charge 0.00% Class A     $ 152.85             --                  --            --            7.67%
         Highest contract charge 0.00% Class A    $ 152.85             --                  --            --            7.67%
         All contract charges                           --             --             $    64          0.22%             --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $  78.84             --                  --            --           12.94%
         Highest contract charge 0.90% Class B    $  81.58             --                  --            --           11.92%
         All contract charges                           --             59             $ 4,808          0.41%             --
  2009   Lowest contract charge 0.00% Class B     $  69.81             --                  --            --           33.45%
         Highest contract charge 0.90% Class B    $  72.89             --                  --            --           32.24%
         All contract charges                           --             70             $ 5,162          0.37%             --
  2008   Lowest contract charge 0.00% Class B     $  52.31             --                  --            --          (40.41)%
         Highest contract charge 0.90% Class B    $  55.12             --                  --            --          (40.95)%
         All contract charges                           --             65             $ 3,620          0.18%             --
  2007   Lowest contract charge 0.00% Class B     $  87.78             --                  --            --            5.48%
         Highest contract charge 0.90% Class B    $  93.34             --                  --            --            4.52%
         All contract charges                           --             77             $ 7,226            --              --
  2006   Lowest contract charge 0.00% Class B     $  83.22             --                  --            --            7.40%
         Highest contract charge 0.90% Class B    $  89.30             --                  --            --            6.44%
         All contract charges                           --             47             $ 4,247          0.22%             --
EQ/CAPITAL GUARDIAN RESEARCH (d)
--------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A     $ 179.45             --                  --            --           16.09%
         Highest contract charge 0.60% Class A    $ 117.32             --                  --            --           15.39%
         All contract charges                           --             68             $10,397          0.76%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/CAPITAL GUARDIAN RESEARCH (d) (CONTINUED)
--------------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 154.58              --                 --           --           31.78%
         Highest contract charge 0.60% Class A     $ 101.67              --                 --           --           30.99%
         All contract charges                            --              64         $    9,138         1.18%             --
  2008   Lowest contract charge 0.00% Class A      $ 117.30              --                 --           --          (39.51)%
         Highest contract charge 0.60% Class A     $  77.62              --                 --           --          (39.87)%
         All contract charges                            --              64         $    6,892         0.93%             --
  2007   Lowest contract charge 0.00% Class A      $ 193.92              --                 --           --            1.90%
         Highest contract charge 0.60% Class A     $ 129.09              --                 --           --            1.28%
         All contract charges                            --              65         $   11,625         1.25%             --
  2006   Lowest contract charge 0.00% Class A      $ 190.31              --                 --           --           12.33%
         Highest contract charge 0.60% Class A     $ 127.46              --                 --           --           11.66%
         All contract charges                            --               5         $      729         0.57%             --
EQ/CAPITAL GUARDIAN RESEARCH (d)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 136.67              --                 --           --           15.80%
         Highest contract charge 0.90% Class B     $ 123.35              --                 --           --           14.76%
         All contract charges                            --             645         $   82,860         0.76%             --
  2009   Lowest contract charge 0.00% Class B      $ 118.02              --                 --           --           31.46%
         Highest contract charge 0.90% Class B     $ 107.49              --                 --           --           30.28%
         All contract charges                            --             739         $   82,540         1.18%             --
  2008   Lowest contract charge 0.00% Class B      $  89.78              --                 --           --          (39.66)%
         Highest contract charge 0.90% Class B     $  82.51              --                 --           --          (40.21)%
         All contract charges                            --             839         $   71,731         0.93%             --
  2007   Lowest contract charge 0.00% Class B      $ 148.80              --                 --           --            1.66%
         Highest contract charge 0.90% Class B     $ 137.99              --                 --           --            0.73%
         All contract charges                            --             991         $  141,208         1.25%             --
  2006   Lowest contract charge 0.00% Class B      $ 146.37              --                 --           --           12.06%
         Highest contract charge 0.90% Class B     $ 136.99              --                 --           --           11.05%
         All contract charges                            --             631         $   88,935         0.57%             --
EQ/COMMON STOCK INDEX
---------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 309.36              --                 --           --           16.16%
         Highest contract charge 0.90% Class A     $ 335.41              --                 --           --           15.11%
         All contract charges                            --           2,104         $1,268,082         1.50%             --
  2009   Lowest contract charge 0.00% Class A      $ 266.33              --                 --           --           28.65%
         Highest contract charge 0.90% Class A     $ 291.37              --                 --           --           27.49%
         All contract charges                            --           2,319         $1,221,065         1.98%             --
  2008   Lowest contract charge 0.00% Class A      $ 207.02              --                 --           --          (43.66)%
         Highest contract charge 0.90% Class A     $ 228.54              --                 --           --          (44.16)%
         All contract charges                            --           2,570         $1,063,965         1.76%             --
  2007   Lowest contract charge 0.00% Class A      $ 367.42              --                 --           --            3.74%
         Highest contract charge 0.90% Class A     $ 409.31              --                 --           --            2.80%
         All contract charges                            --           2,851         $2,121,464         1.21%             --
  2006   Lowest contract charge 0.00% Class A      $ 354.17              --                 --           --           10.96%
         Highest contract charge 0.90% Class A     $ 398.15              --                 --           --            9.97%
         All contract charges                            --           3,107         $2,255,277         1.42%             --
EQ/COMMON STOCK INDEX
---------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $  96.85              --                 --           --           15.87%
         Highest contract charge 0.90% Class B     $ 104.82              --                 --           --           14.83%
         All contract charges                            --           1,377         $  148,154         1.50%             --
  2009   Lowest contract charge 0.00% Class B      $  83.59              --                 --           --           28.32%
         Highest contract charge 0.90% Class B     $  91.28              --                 --           --           27.17%
         All contract charges                            --           1,434         $  134,673         1.98%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/COMMON STOCK INDEX (CONTINUED)
---------------------------------
  2008   Lowest contract charge 0.00% Class B     $  65.14               --                --            --           (43.79)%
         Highest contract charge 0.90% Class B    $  71.78               --                --            --           (44.30)%
         All contract charges                           --            1,545          $114,072          1.76%              --
  2007   Lowest contract charge 0.00% Class B     $ 115.89               --                --            --             3.48%
         Highest contract charge 0.90% Class B    $ 128.87               --                --            --             2.54%
         All contract charges                           --            1,632          $215,773          1.21%              --
  2006   Lowest contract charge 0.00% Class B     $ 111.99               --                --            --            10.69%
         Highest contract charge 0.90% Class B    $ 125.68               --                --            --             9.70%
         All contract charges                           --            1,728          $222,898          1.42%              --
EQ/CORE BOND INDEX (i) (s)
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 121.69               --                --            --             6.04%
         Highest contract charge 0.90% Class A    $ 117.17               --                --            --             5.09%
         All contract charges                           --              281          $ 36,552          2.41%              --
  2009   Lowest contract charge 0.00% Class A     $ 114.76               --                --            --             2.93%
         Highest contract charge 0.90% Class A    $ 111.50               --                --            --             1.85%
         All contract charges                           --              277          $ 34,011          2.63%              --
  2008   Lowest contract charge 0.00% Class A     $ 111.49               --                --            --            (8.70)%
         Highest contract charge 0.60% Class A    $ 114.58               --                --            --            (9.24)%
         All contract charges                           --              177          $ 19,837          4.36%              --
  2007   Lowest contract charge 0.00% Class A     $ 122.11               --                --            --             3.35%
         Highest contract charge 0.60% Class A    $ 126.25               --                --            --             2.73%
         All contract charges                           --              183          $ 22,459          4.85%              --
  2006   Lowest contract charge 0.00% Class A     $ 118.15               --                --            --             4.31%
         Highest contract charge 0.60% Class A    $ 122.90               --                --            --             3.68%
         All contract charges                           --              144          $ 17,085          5.07%              --
EQ/CORE BOND INDEX (i) (s)
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $ 126.76               --                --            --             5.78%
         Highest contract charge 0.90% Class B    $ 141.79               --                --            --             4.83%
         All contract charges                           --              134          $ 18,791          2.41%              --
  2009   Lowest contract charge 0.00% Class B     $ 119.83               --                --            --             2.69%
         Highest contract charge 0.90% Class B    $ 135.26               --                --            --             1.76%
         All contract charges                           --              148          $ 19,669          2.63%              --
  2008   Lowest contract charge 0.00% Class B     $ 116.70               --                --            --            (8.93)%
         Highest contract charge 0.90% Class B    $ 132.92               --                --            --            (9.76)%
         All contract charges                           --              231          $ 30,469          4.36%              --
  2007   Lowest contract charge 0.00% Class B     $ 128.15               --                --            --             3.11%
         Highest contract charge 0.90% Class B    $ 147.29               --                --            --             2.17%
         All contract charges                           --              266            39,114          4.85%              --
  2006   Lowest contract charge 0.00% Class B     $ 124.29               --                --            --             4.06%
         Highest contract charge 0.90% Class B    $ 144.16               --                --            --             3.13%
         All contract charges                           --              225          $ 32,545          5.07%              --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 346.06               --                --            --            14.67%
         Highest contract charge 0.90% Class A    $ 300.32               --                --            --            13.63%
         All contract charges                           --            1,432          $460,626          1.63%              --
  2009   Lowest contract charge 0.00% Class A     $ 301.80               --                --            --            26.18%
         Highest contract charge 0.90% Class A    $ 264.28               --                --            --            25.04%
         All contract charges                           --            1,537          $434,234          2.17%              --
  2008   Lowest contract charge 0.00% Class A     $ 239.18               --                --            --           (37.17)%
         Highest contract charge 0.90% Class A    $ 211.35               --                --            --           (37.73)%
         All contract charges                           --            1,683          $378,210          1.89%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/EQUITY 500 INDEX (CONTINUED)
-------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 380.65              --                --            --            5.22%
         Highest contract charge 0.90% Class A     $ 339.42              --                --            --            4.27%
         All contract charges                            --           1,757          $629,598          1.54%             --
  2006   Lowest contract charge 0.00% Class A      $ 361.77              --                --            --           15.38%
         Highest contract charge 0.90% Class A     $ 325.53              --                --            --           14.34%
         All contract charges                            --           1,865          $637,198          1.75%             --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 105.01              --                --            --           14.38%
         Highest contract charge 0.90% Class B     $ 112.13              --                --            --           13.35%
         All contract charges                            --           1,034          $105,553          1.63%             --
  2009   Lowest contract charge 0.00% Class B      $  91.81              --                --            --           25.87%
         Highest contract charge 0.90% Class B     $  98.92              --                --            --           24.73%
         All contract charges                            --           1,049          $ 93,840          2.17%             --
  2008   Lowest contract charge 0.00% Class B      $  72.94              --                --            --          (37.33)%
         Highest contract charge 0.90% Class B     $  79.31              --                --            --          (37.88)%
         All contract charges                            --           1,013          $ 72,180          1.89%             --
  2007   Lowest contract charge 0.00% Class B      $ 116.38              --                --            --            4.95%
         Highest contract charge 0.90% Class B     $ 127.68              --                --            --            4.00%
         All contract charges                            --           1,054          $119,906          1.54%             --
  2006   Lowest contract charge 0.00% Class B      $ 110.89              --                --            --           15.09%
         Highest contract charge 0.90% Class B     $ 122.77              --                --            --           14.06%
         All contract charges                            --           1,078          $118,004          1.75%             --
EQ/EQUITY GROWTH PLUS
---------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 173.25              --                --            --           15.43%
         Highest contract charge 0.60% Class A     $ 165.86              --                --            --           14.74%
         All contract charges                            --             204          $ 35,000          0.35%             --
  2009   Lowest contract charge 0.00% Class A      $ 150.08              --                --            --           27.85%
         Highest contract charge 0.60% Class A     $ 144.56              --                --            --           27.08%
         All contract charges                            --             227          $ 33,783          0.92%             --
  2008   Lowest contract charge 0.00% Class A      $ 117.39              --                --            --          (40.15)%
         Highest contract charge 0.60% Class A     $ 113.75              --                --            --          (40.51)%
         All contract charges                            --             232          $ 26,902          1.01%             --
  2007   Lowest contract charge 0.00% Class A      $ 196.14              --                --            --           14.33%
         Highest contract charge 0.60% Class A     $ 191.21              --                --            --           13.64%
         All contract charges                            --             198          $ 38,456          0.24%             --
  2006   Lowest contract charge 0.00% Class A      $ 171.56              --                --            --            9.59%
         Highest contract charge 0.60% Class A     $ 168.26              --                --            --            8.94%
         All contract charges                            --             166          $ 28,114          0.79%             --
EQ/EQUITY GROWTH PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 165.32              --                --            --           15.26%
         Highest contract charge 0.90% Class B     $ 152.06              --                --            --           14.22%
         All contract charges                            --             570          $ 90,086          0.35%             --
  2009   Lowest contract charge 0.00% Class B      $ 143.43              --                --            --           27.81%
         Highest contract charge 0.90% Class B     $ 133.13              --                --            --           26.66%
         All contract charges                            --             686          $ 94,638          0.92%             --
  2008   Lowest contract charge 0.00% Class B      $ 112.22              --                --            --          (40.29)%
         Highest contract charge 0.90% Class B     $ 105.11              --                --            --          (40.83)%
         All contract charges                            --             803          $ 86,963          1.01%             --
  2007   Lowest contract charge 0.00% Class B      $ 187.95              --                --            --           14.05%
         Highest contract charge 0.90% Class B     $ 177.63              --                --            --           13.01%
         All contract charges                            --             778          $141,730          0.24%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/EQUITY GROWTH PLUS (CONTINUED)
---------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 164.80             --                 --            --            9.32%
         Highest contract charge 0.90% Class B         $ 157.18             --                 --            --            8.34%
         All contract charges                                --            777           $124,514          0.79%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A          $ 105.35             --                 --            --            9.46%
         Highest contract charge 0.00% Class A         $ 105.35             --                 --            --            9.46%
         All contract charges                                --              2           $    222          0.00%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 135.51             --                 --            --            9.62%
         Highest contract charge 0.90% Class B (a)     $ 105.08             --                 --            --            8.64%
         All contract charges                                --             86           $  9,576          0.00%             --
  2009   Lowest contract charge 0.00% Class B          $ 123.62             --                 --            --           16.63%
         Highest contract charge 0.90% Class B (a)     $  96.72             --                 --            --           15.57%
         All contract charges                                --             64           $  6,599            --              --
  2008   Lowest contract charge 0.00% Class B          $ 105.99             --                 --            --          (13.83)%
         Highest contract charge 0.90% Class B (a)     $  83.69             --                 --            --          (14.59)%
         All contract charges                                --             45           $  3,909          0.62%             --
  2007   Lowest contract charge 0.00% Class B          $ 123.00             --                 --            --            3.43%
         Highest contract charge 0.90% Class B (a)     $  97.99             --                 --            --           (2.01)%
         All contract charges                                --             24           $  2,454          1.65%             --
  2006   Lowest contract charge 0.00% Class B          $ 118.92             --                 --            --           12.21%
         Highest contract charge 0.00% Class B         $ 118.92             --                 --            --           12.21%
         All contract charges                                --              1           $     96          9.35%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (y)      $ 113.54             --                 --            --           28.64%
         Highest contract charge 0.00% Class A (y)     $ 113.54             --                 --            --           28.64%
         All contract charges                                --             20           $  1,661          0.43%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 200.19             --                 --            --           32.64%
         Highest contract charge 0.90% Class B (a)     $ 126.46             --                 --            --           31.45%
         All contract charges                                --            629           $ 93,432          0.43%             --
  2009   Lowest contract charge 0.00% Class B          $ 150.93             --                 --            --           41.45%
         Highest contract charge 0.90% Class B (a)     $  96.20             --                 --            --           40.18%
         All contract charges                                --            446           $ 51,042          0.49%             --
  2008   Lowest contract charge 0.00% Class B          $ 106.70             --                 --            --          (30.66)%
         Highest contract charge 0.90% Class B (a)     $  68.63             --                 --            --          (31.28)%
         All contract charges                                --            319           $ 26,043          0.74%             --
  2007   Lowest contract charge 0.00% Class B          $ 153.87             --                 --            --            9.30%
         Highest contract charge 0.90% Class B (a)     $  99.87             --                 --            --           (0.13)%
         All contract charges                                --            168           $ 20,185          0.78%             --
  2006   Lowest contract charge 0.00% Class B          $ 140.78             --                 --            --           18.83%
         Highest contract charge 0.00% Class B         $ 140.78             --                 --            --           18.83%
         All contract charges                                --             30           $  4,235          1.68%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (k)      $ 133.63             --                 --            --            6.55%
         Highest contract charge 0.90% Class A (a)     $ 121.03             --                 --            --            5.59%
         All contract charges                                --            191           $ 24,582          2.75%             --
  2009   Lowest contract charge 0.00% Class A (k)      $ 125.42             --                 --            --            2.29%
         Highest contract charge 0.90% Class A (a)     $ 114.62             --                 --            --            1.36%
         All contract charges                                --            201           $ 24,221          0.80%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/GLOBAL BOND PLUS (CONTINUED)
-------------------------------
  2008   Lowest contract charge 0.00% Class A (k)       $ 122.61              --                --            --            6.75%
         Highest contract charge 0.90% Class A (a)      $ 113.08              --                --            --            5.79%
         All contract charges                                 --             196          $ 23,223         20.80%             --
  2007   Lowest contract charge 0.00% Class A (k)       $ 114.86              --                --            --            9.59%
         Highest contract charge 0.90% Class A (a)      $ 106.89              --                --            --            6.89%
         All contract charges                                 --              50          $  5,603          7.15%             --
  2006   Lowest contract charge 0.00% Class A (k)       $ 104.81              --                --            --            4.81%
         Highest contract charge 0.00% Class A (k)      $ 104.81              --                --            --            4.81%
         All contract charges                                 --               2          $    209          0.59%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 127.62              --                --            --            6.31%
         Highest contract charge 0.90% Class B (a)      $ 119.86              --                --            --            5.35%
         All contract charges                                 --              70          $  8,651          2.75%             --
  2009   Lowest contract charge 0.00% Class B           $ 120.05              --                --            --            1.96%
         Highest contract charge 0.90% Class B (a)      $ 113.78              --                --            --            1.05%
         All contract charges                                 --              68          $  7,911          0.80%             --
  2008   Lowest contract charge 0.00% Class B           $ 117.74              --                --            --            6.48%
         Highest contract charge 0.90% Class B (a)      $ 112.59              --                --            --            5.52%
         All contract charges                                 --              56          $  6,292         20.80%             --
  2007   Lowest contract charge 0.00% Class B           $ 110.57              --                --            --            9.31%
         Highest contract charge 0.90% Class B (a)      $ 106.70              --                --            --            6.70%
         All contract charges                                 --               8          $    832          7.15%             --
  2006   Lowest contract charge 0.00% Class B           $ 101.15              --                --            --            3.42%
         Highest contract charge 0.00% Class B          $ 101.15              --                --            --            3.42%
         All contract charges                                 --               1          $     61            --              --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A           $ 403.34              --                --            --           11.68%
         Highest contract charge 0.00% Class A          $ 403.34              --                --            --           11.68%
         All contract charges                                 --             107          $ 36,616          1.07%             --
  2009   Lowest contract charge 0.00% Class A           $ 361.16              --                --            --           50.32%
         Highest contract charge 0.00% Class A          $ 361.16              --                --            --           50.32%
         All contract charges                                 --             102          $ 34,388          1.35%             --
  2008   Lowest contract charge 0.00% Class A           $ 240.26              --                --            --          (57.25)%
         Highest contract charge 0.00% Class A          $ 240.26              --                --            --          (57.25)%
         All contract charges                                 --              94          $ 21,131          0.16%             --
  2007   Lowest contract charge 0.00% Class A           $ 562.02              --                --            --           42.38%
         Highest contract charge 0.00% Class A          $ 562.02              --                --            --           42.38%
         All contract charges                                 --              86          $ 45,275            --              --
  2006   Lowest contract charge 0.00% Class A           $ 394.74              --                --            --           37.41%
         Highest contract charge 0.00% Class A          $ 394.74              --                --            --           37.41%
         All contract charges                                 --              71          $ 26,199          0.44%             --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 216.87              --                --            --           11.45%
         Highest contract charge 0.90% Class B          $ 192.18              --                --            --           10.45%
         All contract charges                                 --             912          $188,318          1.07%             --
  2009   Lowest contract charge 0.00% Class B           $ 194.58              --                --            --           50.06%
         Highest contract charge 0.90% Class B          $ 174.00              --                --            --           48.72%
         All contract charges                                 --           1,092          $202,525          1.35%             --
  2008   Lowest contract charge 0.00% Class B           $ 129.67              --                --            --          (57.35)%
         Highest contract charge 0.90% Class B          $ 117.00              --                --            --          (57.74)%
         All contract charges                                 --           1,094          $135,457          0.16%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- ------------
EQ/GLOBAL MULTI-SECTOR EQUITY (CONTINUED)
-----------------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 304.02              --                --            --          42.02%
         Highest contract charge 0.90% Class B     $ 276.83              --                --            --          40.74%
         All contract charges                            --           1,247          $363,699            --             --
  2006   Lowest contract charge 0.00% Class B      $ 214.07              --                --            --          37.05%
         Highest contract charge 0.90% Class B     $ 196.70              --                --            --          35.82%
         All contract charges                            --           1,220          $251,522          0.44%            --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 218.78              --                --            --           4.48%
         Highest contract charge 0.90% Class A     $ 197.67              --                --            --           3.54%
         All contract charges                            --             354          $ 79,719          1.28%            --
  2009   Lowest contract charge 0.00% Class A      $ 209.40              --                --            --          (2.03)%
         Highest contract charge 0.90% Class A     $ 190.91              --                --            --          (2.91)%
         All contract charges                            --             410          $ 89,577          1.14%            --
  2008   Lowest contract charge 0.00% Class A      $ 213.74              --                --            --           3.85%
         Highest contract charge 0.90% Class A     $ 196.64              --                --            --           2.92%
         All contract charges                            --             514          $115,434          3.43%            --
  2007   Lowest contract charge 0.00% Class A      $ 205.81              --                --            --           7.13%
         Highest contract charge 0.90% Class A     $ 191.07              --                --            --           6.17%
         All contract charges                            --             514          $111,848          4.67%            --
  2006   Lowest contract charge 0.00% Class A      $ 192.11              --                --            --           3.39%
         Highest contract charge 0.90% Class A     $ 179.97              --                --            --           2.46%
         All contract charges                            --             519          $106,196          4.12%            --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 157.49              --                --            --           4.22%
         Highest contract charge 0.90% Class B     $ 144.85              --                --            --           3.28%
         All contract charges                            --             169          $ 24,989          1.28%            --
  2009   Lowest contract charge 0.00% Class B      $ 151.12              --                --            --          (2.27)%
         Highest contract charge 0.90% Class B     $ 140.25              --                --            --          (3.15)%
         All contract charges                            --             170          $ 24,147          1.14%            --
  2008   Lowest contract charge 0.00% Class B      $ 154.63              --                --            --           3.59%
         Highest contract charge 0.90% Class B     $ 144.81              --                --            --           2.66%
         All contract charges                            --             194          $ 28,362          3.43%            --
  2007   Lowest contract charge 0.00% Class B      $ 149.27              --                --            --           6.87%
         Highest contract charge 0.90% Class B     $ 141.06              --                --            --           5.90%
         All contract charges                            --             220          $ 31,242          4.67%            --
  2006   Lowest contract charge 0.00% Class B      $ 139.68              --                --            --           3.12%
         Highest contract charge 0.90% Class B     $ 133.20              --                --            --           2.20%
         All contract charges                            --             220          $ 29,485          4.12%            --
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 215.36              --                --            --           9.48%
         Highest contract charge 0.60% Class A     $ 160.41              --                --            --           8.83%
         All contract charges                            --              30          $  6,193          1.85%            --
  2009   Lowest contract charge 0.00% Class A      $ 196.72              --                --            --          35.64%
         Highest contract charge 0.60% Class A     $ 147.40              --                --            --          34.82%
         All contract charges                            --              21          $  3,994          3.66%            --
  2008   Lowest contract charge 0.00% Class A      $ 145.03              --                --            --         (44.69)%
         Highest contract charge 0.60% Class A     $ 109.33              --                --            --         (45.02)%
         All contract charges                            --              10          $  1,280          1.91%            --
  2007   Lowest contract charge 0.00% Class A      $ 262.21              --                --            --          15.52%
         Highest contract charge 0.60% Class A     $ 198.86              --                --            --          14.83%
         All contract charges                            --               3          $    639          0.44%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/INTERNATIONAL CORE PLUS (CONTINUED)
--------------------------------------
  2006   Lowest contract charge 0.00% Class A          $ 226.98             --                 --            --           19.54%
         Highest contract charge 0.60% Class A         $ 173.18             --                 --            --           18.83%
         All contract charges                                --              2            $   328          1.55%             --
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 139.91             --                 --            --            9.22%
         Highest contract charge 0.90% Class B         $ 125.87             --                 --            --            8.24%
         All contract charges                                --            200            $26,624          1.85%             --
  2009   Lowest contract charge 0.00% Class B          $ 128.10             --                 --            --           35.34%
         Highest contract charge 0.90% Class B         $ 116.29             --                 --            --           34.12%
         All contract charges                                --            197            $23,921          3.66%             --
  2008   Lowest contract charge 0.00% Class B          $  94.65             --                 --            --          (44.86)%
         Highest contract charge 0.90% Class B         $  86.71             --                 --            --          (45.35)%
         All contract charges                                --            150            $13,439          1.91%             --
  2007   Lowest contract charge 0.00% Class B          $ 171.65             --                 --            --           15.23%
         Highest contract charge 0.90% Class B         $ 158.67             --                 --            --           14.18%
         All contract charges                                --             98             16,036          0.44%             --
  2006   Lowest contract charge 0.00% Class B          $ 148.97             --                 --            --           19.24%
         Highest contract charge 0.90% Class B         $ 138.96             --                 --            --           18.17%
         All contract charges                                --             88            $12,570          1.55%             --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 159.59             --                 --            --           14.94%
         Highest contract charge 0.90% Class B (a)     $  96.72             --                 --            --           13.91%
         All contract charges                                --            283            $29,996          0.91%             --
  2009   Lowest contract charge 0.00% Class B          $ 138.85             --                 --            --           37.24%
         Highest contract charge 0.90% Class B (a)     $  84.91             --                 --            --           36.00%
         All contract charges                                --            249            $22,625          1.45%             --
  2008   Lowest contract charge 0.00% Class B          $ 101.17             --                 --            --          (40.28)%
         Highest contract charge 0.90% Class B (a)     $  62.43             --                 --            --          (40.81)%
         All contract charges                                --            156            $10,229          1.12%             --
  2007   Lowest contract charge 0.00% Class B          $ 169.40             --                 --            --           16.20%
         Highest contract charge 0.90% Class B (a)     $ 105.48             --                 --            --            5.48%
         All contract charges                                --             95            $10,270          1.22%             --
  2006   Lowest contract charge 0.00% Class B          $ 145.78             --                 --            --           25.64%
         Highest contract charge 0.00% Class B         $ 145.78             --                 --            --           25.64%
         All contract charges                                --              1            $    79          1.24%             --
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A          $ 173.00             --                 --            --           12.61%
         Highest contract charge 0.00% Class A         $ 173.00             --                 --            --           12.61%
         All contract charges                                --             12            $ 1,834          1.26%             --
  2009   Lowest contract charge 0.00% Class A          $ 153.64             --                 --            --           32.64%
         Highest contract charge 0.00% Class A         $ 153.64             --                 --            --           32.64%
         All contract charges                                --              7            $   941          1.53%             --
  2008   Lowest contract charge 0.00% Class A          $ 115.83             --                 --            --          (39.62)%
         Highest contract charge 0.00% Class A         $ 115.83             --                 --            --          (39.62)%
         All contract charges                                --              5            $   506          1.78%             --
  2007   Lowest contract charge 0.00% Class A          $ 191.85             --                 --            --           (0.96)%
         Highest contract charge 0.00% Class A         $ 191.85             --                 --            --           (0.96)%
         All contract charges                                --              6            $   923          1.37%             --
  2006   Lowest contract charge 0.00% Class A          $ 193.71             --                 --            --           20.68%
         Highest contract charge 0.00% Class A         $ 193.71             --                 --            --           20.68%
         All contract charges                                --              2            $   361          4.75%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 162.02             --                 --            --           12.32%
         Highest contract charge 0.90% Class B     $ 143.18             --                 --            --           11.31%
         All contract charges                            --            178            $26,348          1.26%             --
  2009   Lowest contract charge 0.00% Class B      $ 144.25             --                 --            --           32.31%
         Highest contract charge 0.90% Class B     $ 128.64             --                 --            --           31.11%
         All contract charges                            --            202            $26,895          1.53%             --
  2008   Lowest contract charge 0.00% Class B      $ 109.02             --                 --            --          (39.77)%
         Highest contract charge 0.90% Class B     $  98.11             --                 --            --          (40.32)%
         All contract charges                            --            209            $20,946          1.78%             --
  2007   Lowest contract charge 0.00% Class B      $ 181.02             --                 --            --           (1.21)%
         Highest contract charge 0.90% Class B     $ 164.38             --                 --            --           (2.10)%
         All contract charges                            --            245            $41,272          1.37%             --
  2006   Lowest contract charge 0.00% Class B      $ 183.24             --                 --            --           20.38%
         Highest contract charge 0.90% Class B     $ 167.91             --                 --            --           19.30%
         All contract charges                            --            250            $42,875          4.75%             --
EQ/LARGE CAP CORE PLUS
-----------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 163.37             --                 --            --           14.44%
         Highest contract charge 0.60% Class A     $ 118.06             --                 --            --           13.76%
         All contract charges                            --              4            $   522          0.92%             --
  2009   Lowest contract charge 0.00% Class A      $ 142.75             --                 --            --           26.90%
         Highest contract charge 0.60% Class A     $ 103.78             --                 --            --           26.13%
         All contract charges                            --              3            $   405          4.35%             --
  2008   Lowest contract charge 0.00% Class A      $ 112.49             --                 --            --          (37.18)%
         Highest contract charge 0.60% Class A     $  82.28             --                 --            --          (37.56)%
         All contract charges                            --              2            $   228          0.36%             --
  2007   Lowest contract charge 0.00% Class A      $ 179.08             --                 --            --            4.16%
         Highest contract charge 0.60% Class A     $ 131.77             --                 --            --            3.53%
         All contract charges                            --             --            $   164          1.29%             --
  2006   Lowest contract charge 0.00% Class A      $ 171.93             --                 --            --           13.21%
         Highest contract charge 0.60% Class A     $ 127.28             --                 --            --           12.53%
         All contract charges                            --             --            $    73          0.88%             --
EQ/LARGE CAP CORE PLUS
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 105.47             --                 --            --           14.19%
         Highest contract charge 0.90% Class B     $  94.99             --                 --            --           13.16%
         All contract charges                            --             73            $ 7,300          0.92%             --
  2009   Lowest contract charge 0.00% Class B      $  92.37             --                 --            --           26.52%
         Highest contract charge 0.90% Class B     $  83.94             --                 --            --           25.37%
         All contract charges                            --             95            $ 8,251          4.35%             --
  2008   Lowest contract charge 0.00% Class B      $  73.01             --                 --            --          (37.41)%
         Highest contract charge 0.90% Class B     $  66.96             --                 --            --          (37.97)%
         All contract charges                            --            102            $ 7,038          0.36%             --
  2007   Lowest contract charge 0.00% Class B      $ 116.64             --                 --            --            3.88%
         Highest contract charge 0.90% Class B     $ 107.94             --                 --            --            2.95%
         All contract charges                            --            109            $12,127          1.29%             --
  2006   Lowest contract charge 0.00% Class B      $ 112.28             --                 --            --           12.94%
         Highest contract charge 0.90% Class B     $ 104.85             --                 --            --           11.93%
         All contract charges                            --            114            $12,320          0.88%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 179.27             --                 --            --           16.24%
         Highest contract charge 0.60% Class A     $ 123.76             --                 --            --           15.54%
         All contract charges                            --             58            $ 9,763          0.99%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
-------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 154.23              --                --            --           36.70%
         Highest contract charge 0.60% Class A     $ 107.11              --                --            --           35.90%
         All contract charges                            --              54          $  8,163          2.21%             --
  2008   Lowest contract charge 0.00% Class A      $ 112.82              --                --            --          (36.18)%
         Highest contract charge 0.60% Class A     $  78.82              --                --            --          (36.56)%
         All contract charges                            --              50          $  5,531          0.16%             --
  2007   Lowest contract charge 0.00% Class A      $ 176.77              --                --            --           14.27%
         Highest contract charge 0.60% Class A     $ 124.25              --                --            --           13.57%
         All contract charges                            --              43          $  7,435            --              --
  2006   Lowest contract charge 0.00% Class A      $ 154.70              --                --            --           (0.28)%
         Highest contract charge 0.60% Class A     $ 109.40              --                --            --           (0.88)%
         All contract charges                            --              38          $  5,696            --              --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $  89.44              --                --            --           15.95%
         Highest contract charge 0.90% Class B     $  80.55              --                --            --           14.91%
         All contract charges                            --           1,144          $ 96,359          0.99%             --
  2009   Lowest contract charge 0.00% Class B      $  77.13              --                --            --           36.21%
         Highest contract charge 0.90% Class B     $  70.10              --                --            --           34.98%
         All contract charges                            --           1,268          $ 92,431          2.21%             --
  2008   Lowest contract charge 0.00% Class B      $  56.63              --                --            --          (36.26)%
         Highest contract charge 0.90% Class B     $  51.93              --                --            --          (36.84)%
         All contract charges                            --           1,305          $ 70,031          0.16%             --
  2007   Lowest contract charge 0.00% Class B      $  88.85              --                --            --           13.98%
         Highest contract charge 0.90% Class B     $  82.22              --                --            --           12.94%
         All contract charges                            --           1,309          $110,980            --              --
  2006   Lowest contract charge 0.00% Class B      $  77.95              --                --            --           (0.54)%
         Highest contract charge 0.90% Class B     $  72.80              --                --            --           (1.43)%
         All contract charges                            --           1,349          $100,743            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 197.97              --                --            --           14.34%
         Highest contract charge 0.60% Class A     $ 126.79              --                --            --           13.65%
         All contract charges                            --              40          $  7,400          0.38%             --
  2009   Lowest contract charge 0.00% Class A      $ 173.15              --                --            --           33.96%
         Highest contract charge 0.60% Class A     $ 111.56              --                --            --           33.16%
         All contract charges                            --              42          $  6,915          1.30%             --
  2008   Lowest contract charge 0.00% Class A      $ 129.25              --                --            --          (37.26)%
         Highest contract charge 0.60% Class A     $  83.78              --                --            --          (37.64)%
         All contract charges                            --              43          $  5,006          0.12%             --
  2007   Lowest contract charge 0.00% Class A      $ 206.02              --                --            --           15.75%
         Highest contract charge 0.60% Class A     $ 134.35              --                --            --           15.05%
         All contract charges                            --              38          $  7,370          0.37%             --
  2006   Lowest contract charge 0.00% Class A      $ 177.99              --                --            --            8.04%
         Highest contract charge 0.60% Class A     $ 116.78              --                --            --            7.40%
         All contract charges                            --              27          $  4,679            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 189.68              --                --            --           14.45%
         Highest contract charge 0.90% Class B     $ 167.62              --                --            --           13.42%
         All contract charges                            --             730          $125,022          0.38%             --
  2009   Lowest contract charge 0.00% Class B      $ 165.73              --                --            --           34.86%
         Highest contract charge 0.90% Class B     $ 147.79              --                --            --           33.65%
         All contract charges                            --             827          $124,156          1.30%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/LARGE CAP GROWTH PLUS (Continued)
------------------------------------
  2008   Lowest contract charge 0.00% Class B        $ 122.89              --                --            --           (38.23)%
         Highest contract charge 0.90% Class B       $ 110.58              --                --            --           (38.79)%
         All contract charges                              --             907          $101,392          0.12%              --
  2007   Lowest contract charge 0.00% Class B        $ 198.96              --                --            --            15.62%
         Highest contract charge 0.90% Class B       $ 180.67              --                --            --            14.58%
         All contract charges                              --             975          $177,887          0.37%              --
  2006   Lowest contract charge 0.00% Class B        $ 172.08              --                --            --             7.78%
         Highest contract charge 0.90% Class B       $ 157.68              --                --            --             6.81%
         All contract charges                              --           1,019          $161,821            --               --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)    $  54.93              --                --            --            14.89%
         Highest contract charge 0.90% Class A (a)   $  53.12              --                --            --            13.86%
         All contract charges                              --              53          $  2,883          1.78%              --
  2009   Lowest contract charge 0.00% Class A (a)    $  47.81              --                --            --            19.46%
         Highest contract charge 0.90% Class A (a)   $  46.65              --                --            --            18.38%
         All contract charges                              --              36          $  1,683         11.59%              --
  2008   Lowest contract charge 0.00% Class A (a)    $  40.02              --                --            --           (56.60)%
         Highest contract charge 0.90% Class A (a)   $  39.41              --                --            --           (56.99)%
         All contract charges                              --              29          $  1,141          2.15%              --
  2007   Lowest contract charge 0.00% Class A (a)    $  92.22              --                --            --            (7.78)%
         Highest contract charge 0.90% Class A (a)   $  91.63              --                --            --            (8.37)%
         All contract charges                              --              12          $  1,140            --               --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B        $  63.43              --                --            --            14.62%
         Highest contract charge 0.90% Class B (a)   $  52.64              --                --            --            13.59%
         All contract charges                              --              33          $  1,952          1.78%              --
  2009   Lowest contract charge 0.00% Class B        $  55.34              --                --            --            19.14%
         Highest contract charge 0.90% Class B (a)   $  46.34              --                --            --            18.06%
         All contract charges                              --              28          $  1,434         11.59%              --
  2008   Lowest contract charge 0.00% Class B        $  46.45              --                --            --           (56.70)%
         Highest contract charge 0.90% Class B (a)   $  39.25              --                --            --           (57.09)%
         All contract charges                              --              11          $    506          2.15%              --
  2007   Lowest contract charge 0.00% Class B        $ 107.28              --                --            --           ( 5.93)%
         Highest contract charge 0.90% Class B (a)   $  91.47              --                --            --           ( 8.53)%
         All contract charges                              --               6          $    641            --               --
  2006   Lowest contract charge 0.00% Class B        $ 114.04              --                --            --             6.83%
         Highest contract charge 0.00% Class B       $ 114.04              --                --            --             6.83%
         All contract charges                              --               3          $    286          0.05%              --
EQ/LARGE CAP VALUE PLUS (g) (j)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A        $ 154.46              --                --            --            12.90%
         Highest contract charge 0.90% Class A       $ 121.53              --                --            --            11.89%
         All contract charges                              --           2,194          $280,328          1.28%              --
  2009   Lowest contract charge 0.00% Class A        $ 136.81              --                --            --            20.61%
         Highest contract charge 0.90% Class A       $ 108.62              --                --            --            19.53%
         All contract charges                              --           2,598          $293,883          2.35%              --
  2008   Lowest contract charge 0.00% Class A        $ 113.43              --                --            --           (43.00)%
         Highest contract charge 0.90% Class A       $  90.87              --                --            --           (43.52)%
         All contract charges                              --           3,016          $282,961          3.01%              --
  2007   Lowest contract charge 0.00% Class A        $ 199.01              --                --            --            (2.94)%
         Highest contract charge 0.90% Class A       $ 160.89              --                --            --            (3.30)%
         All contract charges                              --           3,519          $ 71,098          2.48%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/LARGE CAP VALUE PLUS (g) (j) (CONTINUED)
-------------------------------------------
  2006   Lowest contract charge 0.00% Class A           $ 207.97              --                --            --           21.70%
         Highest contract charge 0.60% Class A          $ 152.45              --                --            --           20.97%
         All contract charges                                 --             175          $ 35,192          1.69%             --
EQ/LARGE CAP VALUE PLUS (g) (j)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 115.48              --                --            --           12.68%
         Highest contract charge 0.90% Class B          $ 120.30              --                --            --           11.67%
         All contract charges                                 --             889          $110,353          1.28%             --
  2009   Lowest contract charge 0.00% Class B           $ 102.48              --                --            --           20.44%
         Highest contract charge 0.90% Class B          $ 107.73              --                --            --           19.36%
         All contract charges                                 --             984          $109,083          2.35%             --
  2008   Lowest contract charge 0.00% Class B           $  85.09              --                --            --          (43.33)%
         Highest contract charge 0.90% Class B          $  90.26              --                --            --          (43.84)%
         All contract charges                                 --           1,081          $100,115          3.01%             --
  2007   Lowest contract charge 0.00% Class B           $ 150.15              --                --            --           (4.55)%
         Highest contract charge 0.90% Class B          $ 160.72              --                --            --           (5.41)%
         All contract charges                                 --           1,181          $702,530          2.48%             --
  2006   Lowest contract charge 0.00% Class B           $ 157.30              --                --            --           21.39%
         Highest contract charge 0.90% Class B          $ 169.92              --                --            --           20.30%
         All contract charges                                 --           1,592          $270,942          1.69%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)       $  88.30              --                --            --           17.77%
         Highest contract charge 0.90% Class A (a)      $  85.40              --                --            --           16.72%
         All contract charges                                 --              24          $  2,044          0.68%             --
  2009   Lowest contract charge 0.00% Class A (a)       $  74.98              --                --            --           18.39%
         Highest contract charge 0.90% Class A (a)      $  73.17              --                --            --           17.33%
         All contract charges                                 --              16          $  1,167          1.04%             --
  2008   Lowest contract charge 0.00% Class A (a)       $  63.33              --                --            --          (36.40)%
         Highest contract charge 0.90% Class A (a)      $  62.36              --                --            --          (36.98)%
         All contract charges                                 --              10          $    631          2.23%             --
  2007   Lowest contract charge 0.00% Class A (a)       $  99.57              --                --            --           (0.43)%
         Highest contract charge 0.90% Class A (a)      $  98.95              --                --            --           (1.05)%
         All contract charges                                 --               4          $    371          2.77%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 114.16              --                --            --           17.48%
         Highest contract charge 0.90% Class B (a)      $  84.61              --                --            --           16.42%
         All contract charges                                 --              12          $  1,245          0.68%             --
  2009   Lowest contract charge 0.00% Class B           $  97.18              --                --            --           18.11%
         Highest contract charge 0.90% Class B (a)      $  72.68              --                --            --           17.05%
         All contract charges                                 --               7          $    664          1.04%             --
  2008   Lowest contract charge 0.00% Class B           $  82.28              --                --            --          (36.56)%
         Highest contract charge 0.90% Class B (a)      $  62.09              --                --            --          (37.14)%
         All contract charges                                 --               5          $    359          2.23%             --
  2007   Lowest contract charge 0.00% Class B           $ 129.70              --                --            --            3.48%
         Highest contract charge 0.90% Class B (a)      $  98.77              --                --            --           (1.23)%
         All contract charges                                 --               3          $    284          2.77%             --
  2006   Lowest contract charge 0.00% Class B           $ 125.34              --                              --           17.21%
         Highest contract charge 0.00% Class B          $ 125.34              --                --            --           17.21%
         All contract charges                                 --               1          $     79          1.43%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)       $ 103.62             --                 --            --           14.27%
         Highest contract charge 0.90% Class A (a)      $ 100.21             --                 --            --           13.24%
         All contract charges                                 --            138            $14,096          0.88%             --
  2009   Lowest contract charge 0.00% Class A (a)       $  90.68             --                 --            --           25.80%
         Highest contract charge 0.90% Class A (a)      $  88.49             --                 --            --           24.67%
         All contract charges                                 --             61            $ 5,543          0.99%             --
  2008   Lowest contract charge 0.00% Class A (a)       $  72.08             --                 --            --          (30.79)%
         Highest contract charge 0.90% Class A (a)      $  70.98             --                 --            --          (31.41)%
         All contract charges                                 --             40            $ 2,885          1.76%             --
  2007   Lowest contract charge 0.00% Class A (a)       $ 104.14             --                 --            --            4.14%
         Highest contract charge 0.90% Class A (a)      $ 103.48             --                 --            --            3.48%
         All contract charges                                 --             11            $ 1,127          3.25%             --
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 131.24             --                 --            --           13.97%
         Highest contract charge 0.90% Class B (a)      $  99.28             --                 --            --           12.94%
         All contract charges                                 --             33            $ 3,784          0.88%             --
  2009   Lowest contract charge 0.00% Class B           $ 115.16             --                 --            --           25.51%
         Highest contract charge 0.90% Class B (a)      $  87.90             --                 --            --           24.40%
         All contract charges                                 --             29            $ 2,856          0.99%             --
  2008   Lowest contract charge 0.00% Class B           $  91.75             --                 --            --          (30.97)%
         Highest contract charge 0.90% Class B (a)      $  70.66             --                 --            --          (31.60)%
         All contract charges                                 --             14            $ 1,116          1.76%             --
  2007   Lowest contract charge 0.00% Class B           $ 132.91             --                 --            --           10.68%
         Highest contract charge 0.90% Class B (a)      $ 103.30             --                 --            --            3.30%
         All contract charges                                 --              4            $   465          3.25%             --
  2006   Lowest contract charge 0.00% Class B           $ 120.09             --                 --            --           12.69%
         Highest contract charge 0.00% Class B          $ 120.09             --                 --            --           12.69%
         All contract charges                                 --             --            $    23          1.70%             --
EQ/MID CAP INDEX
----------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A           $ 205.46             --                 --            --           26.05%
         Highest contract charge 0.60% Class A          $ 146.06             --                 --            --           25.30%
         All contract charges                                 --            119            $22,790          0.81%             --
  2009   Lowest contract charge 0.00% Class A           $ 162.99             --                 --            --           36.61%
         Highest contract charge 0.60% Class A          $ 116.57             --                 --            --           35.79%
         All contract charges                                 --            121            $19,119          1.16%             --
  2008   Lowest contract charge 0.00% Class A           $ 119.31             --                 --            --          (49.16)%
         Highest contract charge 0.60% Class A          $  85.85             --                 --            --          (49.46)%
         All contract charges                                 --            116            $13,496          0.91%             --
  2007   Lowest contract charge 0.00% Class A           $ 234.66             --                 --            --            8.30%
         Highest contract charge 0.60% Class A          $ 169.87             --                 --            --            7.66%
         All contract charges                                 --            105            $24,003            --              --
  2006   Lowest contract charge 0.00% Class A           $ 216.67             --                 --            --           11.81%
         Highest contract charge 0.60% Class A          $ 157.79             --                 --            --           11.14%
         All contract charges                                 --             95            $19,943          3.32%             --
EQ/MID CAP INDEX
----------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 131.57             --                 --            --           25.74%
         Highest contract charge 0.90% Class B          $ 119.83             --                 --            --           24.61%
         All contract charges                                 --            618            $77,397          0.81%             --
  2009   Lowest contract charge 0.00% Class B           $ 104.63             --                 --            --           36.28%
         Highest contract charge 0.90% Class B          $  96.16             --                 --            --           35.04%
         All contract charges                                 --            662            $66,176          1.16%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/MID CAP INDEX (CONTINUED)
----------------------------
  2008   Lowest contract charge 0.00% Class B     $  76.78               --                --            --           (49.29)%
         Highest contract charge 0.90% Class B    $  71.21               --                --            --           (49.74)%
         All contract charges                           --              705          $ 51,770          0.91%              --
  2007   Lowest contract charge 0.00% Class B     $ 151.40               --                --            --             8.03%
         Highest contract charge 0.90% Class B    $ 141.69               --                --            --             7.06%
         All contract charges                           --              753          $109,736            --               --
  2006   Lowest contract charge 0.00% Class B     $ 140.14               --                --            --            11.52%
         Highest contract charge 0.90% Class B    $ 132.35               --                --            --            10.52%
         All contract charges                           --              765          $103,634          3.32%              --
EQ/MID CAP VALUE PLUS (m) (n) (o)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 212.88               --                --            --            22.51%
         Highest contract charge 0.90% Class A    $ 175.13               --                --            --            21.41%
         All contract charges                           --            1,201          $224,689          1.21%              --
  2009   Lowest contract charge 0.00% Class A     $ 173.76               --                --            --            35.75%
         Highest contract charge 0.90% Class A    $ 144.24               --                --            --            34.65%
         All contract charges                           --            1,425          $218,981          1.70%              --
  2008   Lowest contract charge 0.00% Class A     $ 128.00               --                --            --           (39.07)%
         Highest contract charge 0.60% Class A    $  92.94               --                --            --           (39.44)%
         All contract charges                           --              129          $ 15,856          1.43%              --
  2007   Lowest contract charge 0.00% Class A     $ 210.08               --                --            --            (1.27)%
         Highest contract charge 0.60% Class A    $ 153.47               --                --            --            (1.86)%
         All contract charges                           --              133          $ 26,773          1.02%              --
  2006   Lowest contract charge 0.00% Class A     $ 212.78               --                --            --            12.76%
         Highest contract charge 0.60% Class A    $ 156.38               --                --            --            12.09%
         All contract charges                           --              118          $ 24,183          0.33%              --
EQ/MID CAP VALUE PLUS (m) (n) (o)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $ 198.04               --                --            --            22.46%
         Highest contract charge 0.90% Class B    $ 138.07               --                --            --            21.41%
         All contract charges                           --               44          $  8,642          1.21%              --
  2009   Lowest contract charge 0.00% Class B     $ 161.72               --                --            --            35.85%
         Highest contract charge 0.90% Class B    $ 113.72               --                --            --            34.66%
         All contract charges                           --               42          $  6,722          1.70%              --
  2008   Lowest contract charge 0.00% Class B     $ 119.04               --                --            --           (39.56)%
         Highest contract charge 0.90% Class B    $ 107.12               --                --            --           (40.11)%
         All contract charges                           --            1,023          $114,073          1.43%              --
  2007   Lowest contract charge 0.00% Class B     $ 196.96               --                --            --            (1.60)%
         Highest contract charge 0.90% Class B    $ 178.86               --                --            --            (2.49)%
         All contract charges                           --            1,200          $222,789          1.02%              --
  2006   Lowest contract charge 0.00% Class B     $ 200.16               --                --            --            12.48%
         Highest contract charge 0.90% Class B    $ 183.42               --                --            --            11.47%
         All contract charges                           --            1,351          $256,266          0.33%              --
EQ/MONEY MARKET
---------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 172.07               --                --            --             0.09%
         Highest contract charge 0.90% Class A    $ 157.90               --                --            --            (0.81)%
         All contract charges                           --            1,246          $229,831          0.07%              --
  2009   Lowest contract charge 0.00% Class A     $ 171.91               --                --            --             0.29%
         Highest contract charge 0.90% Class A    $ 159.18               --                --            --            (0.61)%
         All contract charges                           --            1,610          $301,222          0.20%              --
  2008   Lowest contract charge 0.00% Class A     $ 171.41               --                --            --             2.36%
         Highest contract charge 0.90% Class A    $ 160.16               --                --            --             1.44%
         All contract charges                           --            2,010          $402,756          2.30%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/MONEY MARKET (CONTINUED)
---------------------------
  2007   Lowest contract charge 0.00% Class A          $ 167.45              --                --            --           4.98%
         Highest contract charge 0.90% Class A         $ 157.88              --                --            --           4.03%
         All contract charges                                --           1,984          $391,569          4.81%            --
  2006   Lowest contract charge 0.00% Class A          $ 159.51              --                --            --           4.73%
         Highest contract charge 0.90% Class A         $ 151.77              --                --            --           3.79%
         All contract charges                                --           1,534          $296,025          4.67%            --
EQ/MONEY MARKET
---------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 131.49              --                --            --           0.01%
         Highest contract charge 0.90% Class B         $ 123.49              --                --            --          (0.89)%
         All contract charges                                --             523          $ 67,791          0.07%            --
  2009   Lowest contract charge 0.00% Class B          $ 131.48              --                --            --          (0.01)%
         Highest contract charge 0.90% Class B         $ 124.60              --                --            --          (0.90)%
         All contract charges                                --             646          $ 84,115          0.20%            --
  2008   Lowest contract charge 0.00% Class B          $ 131.49              --                --            --           2.11%
         Highest contract charge 0.90% Class B         $ 125.74              --                --            --           1.19%
         All contract charges                                --             525          $ 68,250          2.30%            --
  2007   Lowest contract charge 0.00% Class B          $ 128.77              --                --            --           4.71%
         Highest contract charge 0.90% Class B         $ 124.26              --                --            --           3.77%
         All contract charges                                --             444          $ 55,923          4.81%            --
  2006   Lowest contract charge 0.00% Class B          $ 122.98              --                --            --           4.48%
         Highest contract charge 0.90% Class B         $ 119.75              --                --            --           3.55%
         All contract charges                                --             458          $ 56,595          4.67%            --
EQ/MONTAG AND CALDWELL GROWTH
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)      $ 111.07              --                --            --           8.49%
         Highest contract charge 0.90% Class A (a)     $ 107.42              --                --            --           7.52%
         All contract charges                                --             168          $ 16,667          0.89%            --
  2009   Lowest contract charge 0.00% Class A (a)      $ 102.38              --                --            --          30.07%
         Highest contract charge 0.90% Class A (a)     $  99.91              --                --            --          28.90%
         All contract charges                                --              99          $  9,929          0.63%            --
  2008   Lowest contract charge 0.00% Class A (a)      $  78.71              --                --            --         (32.74)%
         Highest contract charge 0.90% Class A (a)     $  77.51              --                --            --         (33.34)%
         All contract charges                                --              76          $  5,897          0.43%            --
  2007   Lowest contract charge 0.00% Class A (a)      $ 117.02              --                --            --          17.02%
         Highest contract charge 0.90% Class A (a)     $ 116.28              --                --            --          16.28%
         All contract charges                                --              29          $  3,428          1.15%            --
EQ/MONTAG AND CALDWELL GROWTH
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 135.96              --                --            --           8.22%
         Highest contract charge 0.90% Class B (a)     $ 106.44              --                --            --           7.24%
         All contract charges                                --              87          $ 10,858          0.89%            --
  2009   Lowest contract charge 0.00% Class B          $ 125.64              --                --            --          29.74%
         Highest contract charge 0.90% Class B (a)     $  99.25              --                --            --          28.57%
         All contract charges                                --              75          $  8,378          0.63%            --
  2008   Lowest contract charge 0.00% Class B          $  96.84              --                --            --         (32.89)%
         Highest contract charge 0.90% Class B (a)     $  77.20              --                --            --         (33.49)%
         All contract charges                                --              49          $  4,194          0.43%            --
  2007   Lowest contract charge 0.00% Class B          $ 144.30              --                --            --          20.81%
         Highest contract charge 0.90% Class B (a)     $ 116.08              --                --            --          (2.81)%
         All contract charges                                --              13          $  1,734          1.15%            --
  2006   Lowest contract charge 0.00% Class B          $ 119.44              --                --            --           7.95%
         Highest contract charge 0.00% Class B         $ 119.44              --                --            --           7.95%
         All contract charges                                --               4          $    472          0.26%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
EQ/MORGAN STANLEY MID CAP GROWTH (h)
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)       $ 125.98             --                 --            --           32.63%
         Highest contract charge 0.90% Class A (a)      $ 121.84             --                 --            --           31.44%
         All contract charges                                 --            305            $37,725          0.34%             --
  2009   Lowest contract charge 0.00% Class A (a)       $  94.99             --                 --            --           57.44%
         Highest contract charge 0.90% Class A (a)      $  92.69             --                 --            --           56.05%
         All contract charges                                 --            258            $24,203            --              --
  2008   Lowest contract charge 0.00% Class A (a)       $  60.33             --                 --            --          (47.19)%
         Highest contract charge 0.90% Class A (a)      $  59.40             --                 --            --          (47.67)%
         All contract charges                                 --            164            $ 9,796            --              --
  2007   Lowest contract charge 0.00% Class A (a)       $ 114.23             --                 --            --           14.23%
         Highest contract charge 0.90% Class A (a)      $ 113.51             --                 --            --           13.51%
         All contract charges                                 --            110            $12,578          1.39%             --
EQ/MORGAN STANLEY MID CAP GROWTH (h)
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 182.78             --                 --            --           32.30%
         Highest contract charge 0.90% Class B (a)      $ 120.71             --                 --            --           31.11%
         All contract charges                                 --            116            $16,556          0.34%             --
  2009   Lowest contract charge 0.00% Class B           $ 138.16             --                 --            --           57.07%
         Highest contract charge 0.90% Class B (a)      $  92.07             --                 --            --           55.65%
         All contract charges                                 --             89            $ 9,414            --              --
  2008   Lowest contract charge 0.00% Class B           $  87.96             --                 --            --          (47.32)%
         Highest contract charge 0.90% Class B (a)      $  59.15             --                 --            --          (47.80)%
         All contract charges                                 --             58            $ 3,842            --              --
  2007   Lowest contract charge 0.00% Class B           $ 166.98             --                 --            --           22.41%
         Highest contract charge 0.90% Class B (a)      $ 113.31             --                 --            --           13.31%
         All contract charges                                 --             28            $ 3,449          1.39%             --
  2006   Lowest contract charge 0.00% Class B           $ 136.41             --                 --            --            9.26%
         Highest contract charge 0.00% Class B          $ 136.41             --                 --            --            9.26%
         All contract charges                                 --              1            $    90          0.59%             --
EQ/PIMCO ULTRA SHORT BOND (p) (q)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (v)       $ 114.18             --                 --            --            1.09%
         Highest contract charge 0.90% Class A (v)      $ 110.42             --                 --            --            0.18%
         All contract charges                                 --            274            $30,700          0.40%             --
  2009   Lowest contract charge 0.00% Class A (v)       $ 112.94             --                 --            --            8.11%
         Highest contract charge 0.90% Class A (v)      $ 110.22             --                 --            --            7.14%
         All contract charges                                 --            319            $35,575          0.62%             --
EQ/PIMCO ULTRA SHORT BOND (p) (q)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 117.24             --                 --            --            0.84%
         Highest contract charge 0.90% Class B (a)      $ 110.04             --                 --            --           (0.07)%
         All contract charges                                 --            178            $20,332          0.40%             --
  2009   Lowest contract charge 0.00% Class B           $ 116.26             --                 --            --            8.01%
         Highest contract charge 0.90% Class B (a)      $ 110.12             --                 --            --            7.04%
         All contract charges                                 --            171            $19,397          0.62%             --
  2008   Lowest contract charge 0.00% Class B           $ 107.64             --                 --            --           (4.05)%
         Highest contract charge 0.90% Class B (a)      $ 102.88             --                 --            --           (4.91)%
         All contract charges                                 --            293            $30,513          3.91%             --
  2007   Lowest contract charge 0.00% Class B           $ 112.18             --                 --            --           11.48%
         Highest contract charge 0.90% Class B (a)      $ 108.19             --                 --            --            8.19%
         All contract charges                                 --             51            $ 5,615          7.67%             --
  2006   Lowest contract charge 0.00% Class B           $ 100.63             --                 --            --            0.39%
         Highest contract charge 0.00% Class B          $ 100.63             --                 --            --            0.39%
         All contract charges                                 --              3            $   312          7.36%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- ------------
EQ/QUALITY BOND PLUS (t)
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 238.65             --                 --            --           6.47%
         Highest contract charge 0.90% Class A     $ 192.62             --                 --            --           5.51%
         All contract charges                            --            320           $ 65,807          9.13%            --
  2009   Lowest contract charge 0.00% Class A      $ 224.15             --                 --            --           6.28%
         Highest contract charge 0.90% Class A     $ 182.56             --                 --            --           5.33%
         All contract charges                            --            417           $ 84,236          3.02%            --
  2008   Lowest contract charge 0.00% Class A      $ 210.91             --                 --            --          (6.33)%
         Highest contract charge 0.90% Class A     $ 173.33             --                 --            --          (7.17)%
         All contract charges                            --            486           $ 93,036          5.68%            --
  2007   Lowest contract charge 0.00% Class A      $ 225.16             --                 --            --           4.80%
         Highest contract charge 0.90% Class A     $ 186.72             --                 --            --           3.85%
         All contract charges                            --            495           $101,225          5.08%            --
  2006   Lowest contract charge 0.00% Class A      $ 214.84             --                 --            --           4.09%
         Highest contract charge 0.90% Class A     $ 179.79             --                 --            --           3.16%
         All contract charges                            --            520           $101,691          4.03%            --
EQ/QUALITY BOND PLUS (t)
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 161.43             --                 --            --           6.24%
         Highest contract charge 0.90% Class B     $ 147.22             --                 --            --           5.29%
         All contract charges                            --            176           $ 26,750          9.13%            --
  2009   Lowest contract charge 0.00% Class B      $ 151.95             --                 --            --           6.06%
         Highest contract charge 0.90% Class B     $ 139.83             --                 --            --           5.11%
         All contract charges                            --            198           $ 28,433          3.02%            --
  2008   Lowest contract charge 0.00% Class B      $ 143.26             --                 --            --          (6.55)%
         Highest contract charge 0.90% Class B     $ 133.03             --                 --            --          (7.39)%
         All contract charges                            --            194           $ 26,200          5.68%            --
  2007   Lowest contract charge 0.00% Class B      $ 153.30             --                 --            --           4.54%
         Highest contract charge 0.90% Class B     $ 143.64             --                 --            --           3.59%
         All contract charges                            --            210           $ 30,448          5.08%            --
  2006   Lowest contract charge 0.00% Class B      $ 146.64             --                 --            --           3.82%
         Highest contract charge 0.90% Class B     $ 138.66             --                 --            --           2.89%
         All contract charges                            --            226           $ 31,598          4.03%            --
EQ/SMALL COMPANY INDEX
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 245.68             --                 --            --          26.13%
         Highest contract charge 0.90% Class A     $ 201.57             --                 --            --          25.00%
         All contract charges                            --            214           $ 44,244          1.21%            --
  2009   Lowest contract charge 0.00% Class A      $ 194.78             --                 --            --          26.44%
         Highest contract charge 0.90% Class A     $ 161.25             --                 --            --          25.30%
         All contract charges                            --            210           $ 36,171          1.63%            --
  2008   Lowest contract charge 0.00% Class A      $ 154.05             --                 --            --         (33.96)%
         Highest contract charge 0.90% Class A     $ 128.69             --                 --            --         (34.56)%
         All contract charges                            --            207           $ 29,618          1.04%            --
  2007   Lowest contract charge 0.00% Class A      $ 233.27             --                 --            --          (1.60)%
         Highest contract charge 0.90% Class A     $ 196.66             --                 --            --          (2.48)%
         All contract charges                            --            194           $ 39,848          1.55%            --
  2006   Lowest contract charge 0.00% Class A      $ 237.06             --                 --            --          18.01%
         Highest contract charge 0.90% Class A     $ 201.67             --                 --            --          16.94%
         All contract charges                            --            176           $ 36,575          1.59%            --
EQ/SMALL COMPANY INDEX
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 178.81             --                 --            --          25.82%
         Highest contract charge 0.90% Class B     $ 176.61             --                 --            --          24.69%
         All contract charges                            --             75           $ 13,547          1.21%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------------
                                                       UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                    FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                   ------------ -------------------- ------------ ---------------- ------------
EQ/SMALL COMPANY INDEX (CONTINUED)
----------------------------------
  2009   Lowest contract charge 0.00% Class B       $ 142.12             --                 --            --
         Highest contract charge 0.90% Class B      $ 141.64             --                 --            --
         All contract charges                             --             68            $ 9,831          1.63%
  2008   Lowest contract charge 0.00% Class B       $ 112.68             --                 --            --           (34.13)%
         Highest contract charge 0.90% Class B      $ 113.32             --                 --            --           (34.72)%
         All contract charges                             --             71            $ 7,188          1.04%              --
  2007   Lowest contract charge 0.00% Class B       $ 171.06             --                 --            --            (1.83)%
         Highest contract charge 0.90% Class B      $ 173.60             --                 --            --            (2.72)%
         All contract charges                             --             71            $13,008          1.55%              --
  2006   Lowest contract charge 0.00% Class B       $ 174.25             --                 --            --            17.71%
         Highest contract charge 0.90% Class B      $ 178.45             --                 --            --            16.65%
         All contract charges                             --             61            $11,500          1.59%              --
EQ/T. ROWE PRICE GROWTH STOCK (e)
---------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A (b)   $  97.55             --                 --            --            16.68%
         Highest contract charge 0.60% Class A (b)  $  95.31             --                 --            --            15.99%
         All contract charges                             --             18            $ 1,007          0.00%              --
  2009   Lowest contract charge 0.00% Class A (b)   $  83.60             --                 --            --            43.13%
         Highest contract charge 0.60% Class A (b)  $  82.17             --                 --            --            42.26%
         All contract charges                             --             12            $   958            --               --
  2008   Lowest contract charge 0.00% Class A (b)   $  58.41             --                 --            --           (42.06)%
         Highest contract charge 0.60% Class A (b)  $  57.76             --                 --            --           (42.41)%
         All contract charges                             --             12            $   696            --               --
  2007   Lowest contract charge 0.00% Class A (b)   $ 100.81             --                 --            --             0.81%
         Highest contract charge 0.60% Class A (b)  $ 100.29             --                 --            --             0.29%
         All contract charges                             --             11            $ 1,100          0.17%              --
EQ/T. ROWE PRICE GROWTH STOCK (e)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 114.56             --                 --            --            16.39%
         Highest contract charge 0.90% Class B (b)  $  93.36             --                 --            --            15.35%
         All contract charges                             --            384            $37,430          0.00%              --
  2009   Lowest contract charge 0.00% Class B       $  98.42             --                 --            --            42.64%
         Highest contract charge 0.90% Class B (b)  $  80.94             --                 --            --            41.35%
         All contract charges                             --            386            $32,264            --               --
  2008   Lowest contract charge 0.00% Class B       $  69.00             --                 --            --           (42.21)%
         Highest contract charge 0.90% Class B (b)  $  57.26             --                 --            --           (42.73)%
         All contract charges                             --            313            $18,276            --               --
  2007   Lowest contract charge 0.00% Class B       $ 119.39             --                 --            --             7.23%
         Highest contract charge 0.90% Class B (b)  $  99.98             --                 --            --            (0.02)%
         All contract charges                             --            309            $31,316          0.17%              --
  2006   Lowest contract charge 0.00% Class B       $ 111.34             --                 --            --            (4.01)%
         Highest contract charge 0.00% Class B      $ 111.34             --                 --            --            (4.01)%
         All contract charges                             --              6            $   661            --               --
EQ/UBS GROWTH AND INCOME
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 123.85             --                 --            --            13.07%
         Highest contract charge 0.90% Class B (a)  $  83.32             --                 --            --            12.05%
         All contract charges                             --             55            $ 5,420          0.71%              --
  2009   Lowest contract charge 0.00% Class B       $ 109.54             --                 --            --            32.44%
         Highest contract charge 0.90% Class B (a)  $  74.36             --                 --            --            31.24%
         All contract charges                             --             55            $ 4,761          0.87%              --
  2008   Lowest contract charge 0.00% Class B       $  82.71             --                 --            --           (40.03)%
         Highest contract charge 0.90% Class B (a)  $  56.66             --                 --            --           (40.57)%
         All contract charges                             --             51            $ 3,313          1.38%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/UBS GROWTH AND INCOME (CONTINUED)
------------------------------------
  2007   Lowest contract charge 0.00% Class B          $ 137.92            --                 --             --           1.17%
         Highest contract charge 0.90% Class B (a)     $  95.34            --                 --             --          (4.66)%
         All contract charges                                --            41             $4,500           1.33%            --
  2006   Lowest contract charge 0.00% Class B          $ 136.33            --                 --             --          14.15%
         Highest contract charge 0.00% Class B         $ 136.33            --                 --             --          14.15%
         All contract charges                                --             7             $  964           0.95%            --
EQ/VAN KAMPEN COMSTOCK
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)      $  86.88            --                 --             --          15.50%
         Highest contract charge 0.90% Class A (a)     $  84.02            --                 --             --          14.46%
         All contract charges                                --            19             $1,627           1.50%            --
  2009   Lowest contract charge 0.00% Class A (a)      $  75.22            --                 --             --          28.74%
         Highest contract charge 0.90% Class A (a)     $  73.41            --                 --             --          27.58%
         All contract charges                                --            17             $1,278           1.72%            --
  2008   Lowest contract charge 0.00% Class A (a)      $  58.43            --                 --             --         (36.78)%
         Highest contract charge 0.90% Class A (a)     $  57.54            --                 --             --         (37.35)%
         All contract charges                                --            19             $  998           2.77%            --
  2007   Lowest contract charge 0.00% Class A (a)      $  92.43            --                 --             --          (7.57)%
         Highest contract charge 0.90% Class A (a)     $  91.85            --                 --             --          (8.15)%
         All contract charges                                --             8             $  650           3.69%            --
EQ/VAN KAMPEN COMSTOCK
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 110.93            --                 --             --          15.21%
         Highest contract charge 0.90% Class B (a)     $  83.24            --                 --             --          14.18%
         All contract charges                                --            24             $2,573           1.50%            --
  2009   Lowest contract charge 0.00% Class B          $  96.28            --                 --             --          28.41%
         Highest contract charge 0.90% Class B (a)     $  72.90            --                 --             --          27.26%
         All contract charges                                --            14             $1,258           1.72%            --
  2008   Lowest contract charge 0.00% Class B          $  74.98            --                 --             --         (36.94)%
         Highest contract charge 0.90% Class B (a)     $  57.29            --                 --             --         (37.52)%
         All contract charges                                --             9             $  597           2.77%            --
  2007   Lowest contract charge 0.00% Class B          $ 118.91            --                 --             --          (2.50)%
         Highest contract charge 0.90% Class B (a)     $  91.69            --                 --             --          (8.31)%
         All contract charges                                --             5             $  526           3.69%            --
  2006   Lowest contract charge 0.00% Class B          $ 121.96            --                 --             --          15.90%
         Highest contract charge 0.00% Class B         $ 121.96            --                 --             --          15.90%
         All contract charges                                --             1             $  104           3.50%            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A          $ 224.48            --                 --             --          17.58%
         Highest contract charge 0.00% Class A         $ 224.48            --                 --             --          17.58%
         All contract charges                                --            26             $4,837           0.01%            --
  2009   Lowest contract charge 0.00% Class A          $ 190.92            --                 --             --          40.65%
         Highest contract charge 0.00% Class A         $ 190.92            --                 --             --          40.65%
         All contract charges                                --            12             $2,157           0.23%            --
  2008   Lowest contract charge 0.00% Class A          $ 135.74            --                 --             --         (27.42)%
         Highest contract charge 0.00% Class A         $ 135.74            --                 --             --         (27.42)%
         All contract charges                                --             4             $  380           0.61%            --
  2007   Lowest contract charge 0.00% Class A          $ 187.02            --                 --             --          11.61%
         Highest contract charge 0.00% Class A         $ 187.02            --                 --             --          11.61%
         All contract charges                                --             3             $  432             --             --
  2006   Lowest contract charge 0.00% Class A          $ 167.56            --                 --             --           6.13%
         Highest contract charge 0.00% Class A         $ 167.56            --                 --             --           6.13%
         All contract charges                                --             1             $   82           2.06%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B              $ 128.76          --                 --            --           17.29%
         Highest contract charge 0.90% Class B             $ 116.22          --                 --            --           16.24%
         All contract charges                                    --         406            $49,872          0.01%             --
  2009   Lowest contract charge 0.00% Class B              $ 109.78          --                 --            --           40.29%
         Highest contract charge 0.90% Class B             $  99.98          --                 --            --           39.04%
         All contract charges                                    --         235            $24,042          0.23%             --
  2008   Lowest contract charge 0.00% Class B              $  78.25          --                 --            --          (27.60)%
         Highest contract charge 0.90% Class B             $  71.91          --                 --            --          (28.26)%
         All contract charges                                    --         129            $ 9,449          0.61%             --
  2007   Lowest contract charge 0.00% Class B              $ 108.08          --                 --            --           11.33%
         Highest contract charge 0.90% Class B             $ 100.23          --                 --            --           10.32%
         All contract charges                                    --         129            $13,009            --              --
  2006   Lowest contract charge 0.00% Class B              $  97.08          --                 --            --            5.87%
         Highest contract charge 0.90% Class B             $  90.85          --                 --            --            4.92%
         All contract charges                                    --          93            $ 8,539          2.06%             --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 162.06          --                 --            --           16.02%
         Highest contract charge 0.00% Service Class 2     $ 162.06          --                 --            --           16.02%
         All contract charges                                    --          23            $ 3,707          0.50%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 139.68          --                 --            --           32.41%
         Highest contract charge 0.00% Service Class 2     $ 139.68          --                 --            --           32.41%
         All contract charges                                    --          44            $ 6,144          1.42%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 105.49          --                 --            --          (35.94)%
         Highest contract charge 0.00% Service Class 2     $ 105.49          --                 --            --          (35.94)%
         All contract charges                                    --          42            $ 4,470          1.89%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 164.68          --                 --            --           18.60%
         Highest contract charge 0.00% Service Class 2     $ 164.68          --                 --            --           18.60%
         All contract charges                                    --          29            $ 4,820          3.86%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 138.85          --                 --            --            6.72%
         Highest contract charge 0.00% Service Class 2     $ 138.85          --                 --            --            6.72%
         All contract charges                                    --          21            $ 2,924          1.86%             --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 202.48          --                 --            --           16.93%
         Highest contract charge 0.90% Service Class 2 (y) $ 106.10          --                 --            --           20.44%
         All contract charges                                    --         270            $46,061          0.93%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 173.17          --                 --            --           35.47%
         Highest contract charge 0.00% Service Class 2     $ 173.17          --                 --            --           35.47%
         All contract charges                                    --         225            $38,820          1.29%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 127.83          --                 --            --          (42.69)%
         Highest contract charge 0.00% Service Class 2     $ 127.83          --                 --            --          (42.69)%
         All contract charges                                    --         205            $26,164          0.81%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 223.05          --                 --            --           17.30%
         Highest contract charge 0.00% Service Class 2     $ 223.05          --                 --            --           17.30%
         All contract charges                                    --         209            $46,555          1.94%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 190.15          --                 --            --           11.43%
         Highest contract charge 0.00% Service Class 2     $ 190.15          --                 --            --           11.43%
         All contract charges                                    --         194            $36,939          1.03%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
---------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 158.28          --                 --            --           14.92%
         Highest contract charge 0.00% Service Class 2     $ 158.28          --                 --            --           14.92%
         All contract charges                                    --          41            $ 4,712          1.35%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 137.73          --                 --            --           29.89%
         Highest contract charge 0.00% Service Class 2     $ 137.73          --                 --            --           29.89%
         All contract charges                                    --          39            $ 5,368          2.03%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 106.04          --                 --            --          (42.81)%
         Highest contract charge 0.00% Service Class 2     $ 106.04          --                 --            --          (42.81)%
         All contract charges                                    --          43            $ 4,513          2.34%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 185.43          --                 --            --            1.27%
         Highest contract charge 0.00% Service Class 2     $ 185.43          --                 --            --            1.27%
         All contract charges                                    --          50            $ 9,359          1.64%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 183.10          --                 --            --           19.93%
         Highest contract charge 0.00% Service Class 2     $ 183.10          --                 --            --           19.93%
         All contract charges                                    --          55            $10,114          5.07%             --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 142.11          --                 --            --           14.54%
         Highest contract charge 0.90% Service Class 2 (y) $ 103.95          --                 --            --           18.65%
         All contract charges                                    --          34            $ 4,338          0.40%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 124.07          --                 --            --           27.01%
         Highest contract charge 0.00% Service Class 2     $ 124.07          --                 --            --           27.01%
         All contract charges                                    --          39            $ 4,742          0.90%             --
  2008   Lowest contract charge 0.00% Service Class 2      $  97.68          --                 --            --          (41.90)%
         Highest contract charge 0.00% Service Class 2     $  97.68          --                 --            --          (41.90)%
         All contract charges                                    --          30            $ 2,927          1.14%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 168.11          --                 --            --           11.86%
         Highest contract charge 0.00% Service Class 2     $ 168.11          --                 --            --           11.86%
         All contract charges                                    --          26            $ 4,306          4.78%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 150.29          --                 --            --           12.86%
         Highest contract charge 0.00% Service Class 2     $ 150.29          --                 --            --           12.86%
         All contract charges                                    --          23            $ 3,488          1.12%             --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 177.79          --                 --            --           13.67%
         Highest contract charge 0.00% Service Class 2     $ 177.79          --                 --            --           13.67%
         All contract charges                                    --         126            $20,003          8.19%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 156.41          --                 --            --           43.47%
         Highest contract charge 0.00% Service Class 2     $ 156.41          --                 --            --           43.47%
         All contract charges                                    --         114            $17,838         10.51%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 109.02          --                 --            --          (25.14)%
         Highest contract charge 0.00% Service Class 2     $ 109.02          --                 --            --          (25.14)%
         All contract charges                                    --          60            $ 6,563         10.39%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 145.64          --                 --            --            2.54%
         Highest contract charge 0.00% Service Class 2     $ 145.64          --                 --            --            2.54%
         All contract charges                                    --          66            $ 9,673          9.22%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 142.03          --                 --            --           11.02%
         Highest contract charge 0.00% Service Class 2     $ 142.03          --                 --            --           11.02%
         All contract charges                                    --          61            $ 8,621         10.89%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
-----------------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 141.30          --                 --            --           7.55%
         Highest contract charge 0.00% Service Class 2     $ 141.30          --                 --            --           7.55%
         All contract charges                                    --         174            $21,980          3.41%            --
  2009   Lowest contract charge 0.00% Service Class 2      $ 131.38          --                 --            --          15.47%
         Highest contract charge 0.00% Service Class 2     $ 131.38          --                 --            --          15.47%
         All contract charges                                    --         154            $19,978          8.38%            --
  2008   Lowest contract charge 0.00% Service Class 2      $ 113.78          --                 --            --          (3.46)%
         Highest contract charge 0.00% Service Class 2     $ 113.78          --                 --            --          (3.46)%
         All contract charges                                    --          73            $ 8,340          3.86%            --
  2007   Lowest contract charge 0.00% Service Class 2      $ 117.86          --                 --            --           4.08%
         Highest contract charge 0.00% Service Class 2     $ 117.86          --                 --            --           4.08%
         All contract charges                                    --          84            $ 9,953          3.52%            --
  2006   Lowest contract charge 0.00% Service Class 2      $ 113.24          --                 --            --           4.14%
         Highest contract charge 0.00% Service Class 2     $ 113.24          --                 --            --           4.14%
         All contract charges                                    --          74            $ 8,360          4.58%            --
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Servce Class 2       $ 297.95          --                 --            --          28.57%
         Highest contract charge 0.90% Service Class 2 (y) $ 112.63          --                 --            --          24.70%
         All contract charges                                    --         244            $53,100          0.16%            --
  2009   Lowest contract charge 0.00% Service Class 2      $ 231.74          --                 --            --          39.76%
         Highest contract charge 0.00% Service Class 2     $ 231.74          --                 --            --          39.76%
         All contract charges                                    --         137            $31,690          0.48%            --
  2008   Lowest contract charge 0.00% Service Class 2      $ 165.82          --                 --            --         (39.61)%
         Highest contract charge 0.00% Service Class 2     $ 165.82          --                 --            --         (39.61)%
         All contract charges                                    --         134            $22,273          0.24%            --
  2007   Lowest contract charge 0.00% Service Class 2      $ 274.57          --                 --            --          15.34%
         Highest contract charge 0.00% Service Class 2     $ 274.57          --                 --            --          15.34%
         All contract charges                                    --         147            $40,381          8.68%            --
  2006   Lowest contract charge 0.00% Service Class 2      $ 238.06          --                 --            --          12.40%
         Highest contract charge 0.00% Service Class 2     $ 238.06          --                 --            --          12.40%
         All contract charges                                    --         138            $32,948          1.13%            --
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
--------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2 (u)  $ 100.25          --                 --            --           0.07%
         Highest contract charge 0.00% Service Class 2 (u) $ 100.25          --                 --            --           0.07%
         All contract charges                                    --          27            $ 1,544          0.03%            --
  2009   Lowest contract charge 0.00% Service Class 2 (u)  $ 100.18          --                 --            --           0.17%
         Highest contract charge 0.00% Service Class 2 (u) $ 100.18          --                 --            --           0.17%
         All contract charges                                    --         141            $14,014          0.08%            --
FIDELITY(R) VIP VALUE PORTFOLIO
-------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 156.05          --                 --            --          17.52%
         Highest contract charge 0.00% Service Class 2     $ 156.05          --                 --            --          17.52%
         All contract charges                                    --          35            $ 5,420          0.80%            --
  2009   Lowest contract charge 0.00% Service Class 2      $ 132.79          --                 --            --          42.11%
         Highest contract charge 0.00% Service Class 2     $ 132.79          --                 --            --          42.11%
         All contract charges                                    --          41            $ 5,439          0.77%            --
  2008   Lowest contract charge 0.00% Service Class 2      $  93.44          --                 --            --         (46.60)%
         Highest contract charge 0.00% Service Class 2     $  93.44          --                 --            --         (46.60)%
         All contract charges                                    --          32            $ 2,965          0.61%            --
  2007   Lowest contract charge 0.00% Service Class 2      $ 174.99          --                 --            --           1.86%
         Highest contract charge 0.00% Service Class 2     $ 174.99          --                 --            --           1.86%
         All contract charges                                    --          40            $ 6,930          4.26%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
FIDELITY(R) VIP VALUE PORTFOLIO (CONTINUED)
-------------------------------------------
  2006   Lowest contract charge 0.00% Service Class 2     $ 171.80          --                 --            --           14.41%
         Highest contract charge 0.00% Service Class 2    $ 171.80          --                 --            --           14.41%
         All contract charges                                   --          25            $ 4,323          0.88%             --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
------------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2     $ 212.80          --                 --            --           26.34%
         Highest contract charge 0.00% Service Class 2    $ 212.80          --                 --            --           26.34%
         All contract charges                                   --          26            $ 5,402          0.22%             --
  2009   Lowest contract charge 0.00% Service Class 2     $ 168.44          --                 --            --           57.15%
         Highest contract charge 0.00% Service Class 2    $ 168.44          --                 --            --           57.15%
         All contract charges                                   --          35            $ 5,964          0.42%             --
  2008   Lowest contract charge 0.00% Service Class 2     $ 107.18          --                 --            --          (51.28)%
         Highest contract charge 0.00% Service Class 2    $ 107.18          --                 --            --          (51.28)%
         All contract charges                                   --          25            $ 2,697          0.48%             --
  2007   Lowest contract charge 0.00% Service Class 2     $ 220.01          --                 --            --            5.44%
         Highest contract charge 0.00% Service Class 2    $ 220.01          --                 --            --            5.44%
         All contract charges                                   --          38            $ 8,359          6.13%             --
  2006   Lowest contract charge 0.00% Service Class 2     $ 208.66          --                 --            --           16.01%
         Highest contract charge 0.00% Service Class 2    $ 208.66          --                 --            --           16.01%
         All contract charges                                   --          20            $ 4,109          2.31%             --
FRANKLIN RISING DIVIDENDS SECURITIES
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)         $ 108.47          --                 --            --           17.18%
         Highest contract charge 0.90% Class 2 (y)        $ 107.79          --                 --            --           16.53%
         All contract charges                                   --         161            $17,438          0.01%             --
FRANKLIN SMALL CAP VALUE SECURITIES
-----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)         $ 106.81          --                 --            --           23.02%
         Highest contract charge 0.90% Class 2 (y)        $ 106.14          --                 --            --           22.35%
         All contract charges                                   --           6            $   647          0.00%             --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)         $ 105.24          --                 --            --            8.14%
         Highest contract charge 0.90% Class 2 (y)        $ 104.58          --                 --            --            7.54%
         All contract charges                                   --          43            $ 4,514          0.13%             --
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Shares (y)  $ 108.47          --                 --            --           23.60%
         Highest contract charge 0.90% Service Shares (y) $ 107.80          --                 --            --           22.93%
         All contract charges                                   --          34            $ 3,662          1.14%             --
INVESCO V.I. FINANCIAL SERVICES FUND
------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Series II (y)       $  94.40          --                 --            --           10.32%
         Highest contract charge 0.00% Series II (y)      $  94.40          --                 --            --           10.32%
         All contract charges                                   --           6            $   405          0.00%             --
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 111.53          --                 --            --           24.88%
         Highest contract charge 0.90% Series II (y)      $ 110.84          --                 --            --           24.20%
         All contract charges                                   --          34            $ 3,778          3.87%             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 110.41          --                 --            --           25.38%
         Highest contract charge 0.90% Series II (y)      $ 109.72          --                 --            --           24.70%
         All contract charges                                   --          62            $ 6,575          0.84%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 105.14           --                 --            --          16.03%
         Highest contract charge 0.90% Series II (y)      $ 104.48           --                 --            --          15.40%
         All contract charges                                   --            9            $   982          0.19%            --
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 109.49           --                 --            --          23.63%
         Highest contract charge 0.90% Series II (y)      $ 108.80           --                 --            --          22.96%
         All contract charges                                   --            5            $   374          0.00%            --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 107.00           --                 --            --          23.46%
         Highest contract charge 0.00% Common Shares (y)  $ 107.00           --                 --            --          23.46%
         All contract charges                                   --           19            $ 1,165          0.00%            --
IVY FUNDS VIP ENERGY
--------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 114.48           --                 --            --          38.18%
         Highest contract charge 0.90% Common Shares (y)  $ 113.76           --                 --            --          37.43%
         All contract charges                                   --           19            $ 1,263          0.00%            --
IVY FUNDS VIP MID CAP GROWTH
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 115.78           --                 --            --          29.49%
         Highest contract charge 0.90% Common Shares (y)  $ 115.06           --                 --            --          28.79%
         All contract charges                                   --           38            $ 3,775          0.00%            --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 105.81           --                 --            --          18.82%
         Highest contract charge 0.00% Common Shares (y)  $ 105.81           --                 --            --          18.82%
         All contract charges                                   --           37            $ 3,754          0.00%            --
IVY FUNDS VIP SMALL CAP GROWTH
------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 113.53           --                 --            --          27.53%
         Highest contract charge 0.90% Common Shares (y)  $ 112.82           --                 --            --          26.83%
         All contract charges                                   --           18            $ 1,854          0.00%            --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Shares (y)  $ 114.04           --                 --            --          29.93%
         Highest contract charge 0.90% Service Shares (y) $ 113.32           --                 --            --          29.22%
         All contract charges                                   --          237            $25,870          2.57%            --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class (y)   $ 106.86           --                 --            --          21.59%
         Highest contract charge 0.90% Service Class (y)  $ 106.19           --                 --            --          20.93%
         All contract charges                                   --          210            $21,007          0.00%            --
MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class (y)   $ 105.80           --                 --            --          17.98%
         Highest contract charge 0.90% Service Class (y)  $ 105.14           --                 --            --          17.34%
         All contract charges                                   --            5            $   570          0.00%            --
MFS(R) INVESTORS TRUST SERIES
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class (y)   $ 102.73           --                 --            --          16.59%
         Highest contract charge 0.90% Service Class (y)  $ 102.09           --                 --            --          15.96%
         All contract charges                                   --            1            $    66          0.00%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
MFS UTILITIES SERIES
--------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class (y)  $ 111.38              --                --            --           24.51%
         Highest contract charge 0.00% Service Class (y) $ 111.38              --                --            --           24.51%
         All contract charges                                  --               1          $    112          0.00%             --
MULTIMANAGER AGGRESSIVE EQUITY (r) (x)
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A            $ 171.10              --                --            --           17.91%
         Highest contract charge 0.90% Class A           $ 179.55              --                --            --           16.85%
         All contract charges                                  --             870          $363,738          0.86%             --
  2009   Lowest contract charge 0.00% Class A            $ 145.11              --                --            --           37.61%
         Highest contract charge 0.90% Class A           $ 153.66              --                --            --           36.37%
         All contract charges                                  --             901          $331,262          0.39%             --
  2008   Lowest contract charge 0.00% Class A            $ 105.45              --                --            --          (46.54)%
         Highest contract charge 0.90% Class A           $ 112.68              --                --            --          (47.02)%
         All contract charges                                  --             870          $249,801          0.50%             --
  2007   Lowest contract charge 0.00% Class A            $ 197.25              --                --            --           11.66%
         Highest contract charge 0.90% Class A           $ 212.70              --                --            --           10.65%
         All contract charges                                  --             950          $516,296          0.10%             --
  2006   Lowest contract charge 0.00% Class A            $ 176.65              --                --            --            5.37%
         Highest contract charge 0.90% Class A           $ 192.22              --                --            --            4.43%
         All contract charges                                  --           1,040          $506,530          0.17%             --
MULTIMANAGER AGGRESSIVE EQUITY (r) (x)
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B            $  87.39              --                --            --           17.61%
         Highest contract charge 0.90% Class B           $  78.80              --                --            --           16.56%
         All contract charges                                  --             283          $ 23,448          0.86%             --
  2009   Lowest contract charge 0.00% Class B            $  74.30              --                --            --           37.27%
         Highest contract charge 0.90% Class B           $  67.61              --                --            --           36.04%
         All contract charges                                  --             261          $ 18,387          0.39%             --
  2008   Lowest contract charge 0.00% Class B            $  54.13              --                --            --          (46.68)%
         Highest contract charge 0.90% Class B           $  49.70              --                --            --          (47.16)%
         All contract charges                                  --             178          $  9,141          0.50%             --
  2007   Lowest contract charge 0.00% Class B            $ 101.51              --                --            --           11.38%
         Highest contract charge 0.90% Class B           $  94.06              --                --            --           10.39%
         All contract charges                                  --             186          $ 17,789          0.10%             --
  2006   Lowest contract charge 0.00% Class B            $  91.14              --                --            --            5.11%
         Highest contract charge 0.90% Class B           $  85.21              --                --            --            4.17%
         All contract charges                                  --             189          $ 16,561          0.17%             --
MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A            $ 149.28              --                --            --            6.47%
         Highest contract charge 0.60% Class A           $ 149.14              --                --            --            5.83%
         All contract charges                                  --             187          $ 26,807          2.84%             --
  2009   Lowest contract charge 0.00% Class A            $ 140.21              --                --            --            8.58%
         Highest contract charge 0.60% Class A           $ 140.92              --                --            --            7.93%
         All contract charges                                  --             184          $ 24,878          3.64%             --
  2008   Lowest contract charge 0.00% Class A            $ 129.13              --                --            --            2.72%
         Highest contract charge 0.60% Class A           $ 130.57              --                --            --            2.11%
         All contract charges                                  --             162          $ 20,806          4.96%             --
  2007   Lowest contract charge 0.00% Class A            $ 125.71              --                --            --            6.53%
         Highest contract charge 0.60% Class A           $ 127.87              --                --            --            5.89%
         All contract charges                                  --             157          $ 19,585          4.20%             --
  2006   Lowest contract charge 0.00% Class A            $ 118.00              --                --            --            4.03%
         Highest contract charge 0.60% Class A           $ 120.76              --                --            --            3.40%
         All contract charges                                  --             136          $ 15,997          4.16%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 154.18             --                 --            --            6.20%
         Highest contract charge 0.90% Class B     $ 142.14             --                 --            --            5.25%
         All contract charges                            --            509            $75,116          2.84%             --
  2009   Lowest contract charge 0.00% Class B      $ 145.18             --                 --            --            8.32%
         Highest contract charge 0.90% Class B     $ 135.05             --                 --            --            7.33%
         All contract charges                            --            582            $81,363          3.64%             --
  2008   Lowest contract charge 0.00% Class B      $ 134.03             --                 --            --            2.46%
         Highest contract charge 0.90% Class B     $ 125.82             --                 --            --            1.55%
         All contract charges                            --            479            $62,184          4.96%             --
  2007   Lowest contract charge 0.00% Class B      $ 130.81             --                 --            --            6.26%
         Highest contract charge 0.90% Class B     $ 123.90             --                 --            --            5.29%
         All contract charges                            --            459            $58,320          4.20%             --
  2006   Lowest contract charge 0.00% Class B      $ 123.10             --                 --            --            3.77%
         Highest contract charge 0.90% Class B     $ 117.67             --                 --            --            2.84%
         All contract charges                            --            482            $57,882          4.16%             --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 205.86             --                 --            --            7.22%
         Highest contract charge 0.60% Class A     $ 147.22             --                 --            --            6.58%
         All contract charges                            --             70            $14,070          2.99%             --
  2009   Lowest contract charge 0.00% Class A      $ 191.99             --                 --            --           30.24%
         Highest contract charge 0.60% Class A     $ 138.13             --                 --            --           29.45%
         All contract charges                            --             76            $14,392          1.68%             --
  2008   Lowest contract charge 0.00% Class A      $ 147.41             --                 --            --          (47.10)%
         Highest contract charge 0.60% Class A     $ 106.70             --                 --            --          (47.42)%
         All contract charges                            --             76            $11,041          1.63%             --
  2007   Lowest contract charge 0.00% Class A      $ 278.66             --                 --            --           12.71%
         Highest contract charge 0.60% Class A     $ 202.92             --                 --            --           12.04%
         All contract charges                            --             71            $19,542          0.78%             --
  2006   Lowest contract charge 0.00% Class A      $ 247.23             --                 --            --           25.63%
         Highest contract charge 0.60% Class A     $ 181.12             --                 --            --           24.88%
         All contract charges                            --             60            $14,457          2.37%             --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 193.73             --                 --            --            6.96%
         Highest contract charge 0.90% Class B     $ 137.79             --                 --            --            5.99%
         All contract charges                            --            259            $37,993          2.99%             --
  2009   Lowest contract charge 0.00% Class B      $ 181.13             --                 --            --           29.92%
         Highest contract charge 0.90% Class B     $ 130.00             --                 --            --           28.75%
         All contract charges                            --            294            $40,174          1.68%             --
  2008   Lowest contract charge 0.00% Class B      $ 139.42             --                 --            --          (47.23)%
         Highest contract charge 0.90% Class B     $ 100.97             --                 --            --          (47.71)%
         All contract charges                            --            313            $32,917          1.63%             --
  2007   Lowest contract charge 0.00% Class B      $ 264.21             --                 --            --           12.43%
         Highest contract charge 0.90% Class B     $ 193.09             --                 --            --           11.41%
         All contract charges                            --            326            $65,021          0.78%             --
  2006   Lowest contract charge 0.00% Class B      $ 235.00             --                 --            --           25.32%
         Highest contract charge 0.90% Class B     $ 173.31             --                 --            --           24.19%
         All contract charges                            --            309            $54,685          2.37%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 172.43             --                 --            --           11.82%
         Highest contract charge 0.60% Class A     $ 120.82             --                 --            --           11.15%
         All contract charges                            --             21            $ 3,622          0.40%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
----------------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 154.20             --                 --            --           32.84%
         Highest contract charge 0.60% Class A     $ 108.70             --                 --            --           32.04%
         All contract charges                            --             23            $ 3,543          1.60%             --
  2008   Lowest contract charge 0.00% Class A      $ 116.08             --                 --            --          (39.38)%
         Highest contract charge 0.60% Class A     $  82.32             --                 --            --          (39.75)%
         All contract charges                            --             23            $ 2,622          0.63%             --
  2007   Lowest contract charge 0.00% Class A      $ 191.50             --                 --            --            5.27%
         Highest contract charge 0.60% Class A     $ 136.63             --                 --            --            4.63%
         All contract charges                            --             22            $ 4,107          0.55%             --
  2006   Lowest contract charge 0.00% Class A      $ 181.92             --                 --            --           13.86%
         Highest contract charge 0.60% Class A     $ 130.58             --                 --            --           13.18%
         All contract charges                            --             21            $ 3,635          0.75%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 153.99             --                 --            --           11.54%
         Highest contract charge 0.90% Class B     $ 114.16             --                 --            --           10.54%
         All contract charges                            --             40            $ 5,027          0.40%             --
  2009   Lowest contract charge 0.00% Class B      $ 138.05             --                 --            --           32.51%
         Highest contract charge 0.90% Class B     $ 103.27             --                 --            --           31.32%
         All contract charges                            --             36            $ 3,992          1.60%             --
  2008   Lowest contract charge 0.00% Class B      $ 104.18             --                 --            --          (39.54)%
         Highest contract charge 0.90% Class B     $  78.64             --                 --            --          (40.08)%
         All contract charges                            --             37            $ 3,035          0.63%             --
  2007   Lowest contract charge 0.00% Class B      $ 172.31             --                 --            --            5.00%
         Highest contract charge 0.90% Class B     $ 131.25             --                 --            --            4.05%
         All contract charges                            --             42            $ 5,631          0.55%             --
  2006   Lowest contract charge 0.00% Class B      $ 164.10             --                 --            --           13.58%
         Highest contract charge 0.90% Class B     $ 126.14             --                 --            --           12.56%
         All contract charges                            --             30            $ 3,891          0.75%             --
  2005   Lowest contract charge 0.00% Class B      $ 144.48             --                 --            --            6.73%
         Highest contract charge 0.90% Class B     $ 112.07             --                 --            --            5.77%
         All contract charges                            --             29            $ 3,416          0.96%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 185.43             --                 --            --           13.44%
         Highest contract charge 0.60% Class A     $ 133.08             --                 --            --           12.76%
         All contract charges                            --             60            $10,690          0.93%             --
  2009   Lowest contract charge 0.00% Class A      $ 163.46             --                 --            --           23.16%
         Highest contract charge 0.60% Class A     $ 118.02             --                 --            --           22.43%
         All contract charges                            --             63            $ 9,918          1.92%             --
  2008   Lowest contract charge 0.00% Class A      $ 132.72             --                 --            --          (37.29)%
         Highest contract charge 0.60% Class A     $  96.40             --                 --            --          (37.67)%
         All contract charges                            --             63            $ 8,190          1.56%             --
  2007   Lowest contract charge 0.00% Class A      $ 211.64             --                 --            --            3.90%
         Highest contract charge 0.60% Class A     $ 154.66             --                 --            --            3.27%
         All contract charges                            --             56            $11,584          1.24%             --
  2006   Lowest contract charge 0.00% Class A      $ 203.70             --                 --            --           19.61%
         Highest contract charge 0.60% Class A     $ 149.76             --                 --            --           18.90%
         All contract charges                            --             41            $ 8,389          3.08%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 168.15             --                 --            --           13.15%
         Highest contract charge 0.90% Class B     $ 127.65             --                 --            --           12.14%
         All contract charges                            --            170            $23,298          0.93%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
MULTIMANAGER LARGE CAP VALUE (CONTINUED)
----------------------------------------
  2009   Lowest contract charge 0.00% Class B      $ 148.60             --                 --            --           22.85%
         Highest contract charge 0.90% Class B     $ 113.84             --                 --            --           21.75%
         All contract charges                            --            203            $24,443          1.92%             --
  2008   Lowest contract charge 0.00% Class B      $ 120.96             --                 --            --          (37.45)%
         Highest contract charge 0.90% Class B     $  93.50             --                 --            --          (38.01)%
         All contract charges                            --            228            $22,209          1.56%             --
  2007   Lowest contract charge 0.00% Class B      $ 193.37             --                 --            --            3.64%
         Highest contract charge 0.90% Class B     $ 150.84             --                 --            --            2.70%
         All contract charges                            --            201            $31,371          1.24%             --
  2006   Lowest contract charge 0.00% Class B      $ 186.58             --                 --            --           19.32%
         Highest contract charge 0.90% Class B     $ 146.87             --                 --            --           18.25%
         All contract charges                            --            185            $28,015          3.08%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 232.43             --                 --            --           27.20%
         Highest contract charge 0.60% Class A     $ 134.60             --                 --            --           26.44%
         All contract charges                            --             47            $10,811          0.00%             --
  2009   Lowest contract charge 0.00% Class A      $ 182.73             --                 --            --           42.13%
         Highest contract charge 0.60% Class A     $ 106.45             --                 --            --           41.28%
         All contract charges                            --             52            $ 9,201            --              --
  2008   Lowest contract charge 0.00% Class A      $ 128.57             --                 --            --          (43.44)%
         Highest contract charge 0.60% Class A     $  75.35             --                 --            --          (43.78)%
         All contract charges                            --             51            $ 6,494            --              --
  2007   Lowest contract charge 0.00% Class A      $ 227.31             --                 --            --           12.19%
         Highest contract charge 0.60% Class A     $ 134.03             --                 --            --           11.51%
         All contract charges                            --             51            $11,417            --              --
  2006   Lowest contract charge 0.00% Class A      $ 202.62             --                 --            --            9.90%
         Highest contract charge 0.60% Class A     $ 120.20             --                 --            --            9.24%
         All contract charges                            --             51            $10,040          0.51%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 205.79             --                 --            --           26.88%
         Highest contract charge 0.90% Class B     $ 122.48             --                 --            --           25.74%
         All contract charges                            --            153            $19,965          0.00%             --
  2009   Lowest contract charge 0.00% Class B      $ 162.19             --                 --            --           41.78%
         Highest contract charge 0.90% Class B     $  97.40             --                 --            --           40.49%
         All contract charges                            --            167            $17,174            --              --
  2008   Lowest contract charge 0.00% Class B      $ 114.40             --                 --            --          (43.58)%
         Highest contract charge 0.90% Class B     $  69.33             --                 --            --          (44.08)%
         All contract charges                            --            180            $13,058            --              --
  2007   Lowest contract charge 0.00% Class B      $ 202.77             --                 --            --           11.91%
         Highest contract charge 0.90% Class B     $ 123.99             --                 --            --           10.89%
         All contract charges                            --            194            $24,950            --              --
  2006   Lowest contract charge 0.00% Class B      $ 181.19             --                 --            --            9.62%
         Highest contract charge 0.90% Class B     $ 111.81             --                 --            --            8.63%
         All contract charges                            --            201            $23,045          0.51%             --
MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 262.21             --                 --            --           25.23%
         Highest contract charge 0.60% Class A     $ 164.93             --                 --            --           24.48%
         All contract charges                            --             54            $11,972          0.80%             --
  2009   Lowest contract charge 0.00% Class A      $ 209.39             --                 --            --           44.72%
         Highest contract charge 0.60% Class A     $ 132.50             --                 --            --           43.86%
         All contract charges                            --             51            $ 9,941          3.12%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
MULTIMANAGER MID CAP VALUE (CONTINUED)
--------------------------------------
  2008   Lowest contract charge 0.00% Class A      $ 144.68             --                 --            --           (35.81)%
         Highest contract charge 0.60% Class A     $  92.10             --                 --            --           (36.20)%
         All contract charges                            --             51           $  7,026          0.49%              --
  2007   Lowest contract charge 0.00% Class A      $ 225.38             --                 --            --             0.34%
         Highest contract charge 0.60% Class A     $ 144.35             --                 --            --            (0.26)%
         All contract charges                            --             44           $  9,523            --               --
  2006   Lowest contract charge 0.00% Class A      $ 224.61             --                 --            --            15.01%
         Highest contract charge 0.60% Class A     $ 144.73             --                 --            --            14.32%
         All contract charges                            --             45           $  9,597          1.78%              --
MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 172.21             --                 --            --            24.91%
         Highest contract charge 0.90% Class B     $ 158.75             --                 --            --            23.79%
         All contract charges                            --            291           $ 47,906          0.80%              --
  2009   Lowest contract charge 0.00% Class B      $ 137.87             --                 --            --            44.36%
         Highest contract charge 0.90% Class B     $ 128.24             --                 --            --            43.06%
         All contract charges                            --            317           $ 42,070          3.12%              --
  2008   Lowest contract charge 0.00% Class B      $  95.50             --                 --            --           (35.97)%
         Highest contract charge 0.90% Class B     $  89.64             --                 --            --           (36.55)%
         All contract charges                            --            331           $ 30,500          0.49%              --
  2007   Lowest contract charge 0.00% Class B      $ 149.14             --                 --            --             0.09%
         Highest contract charge 0.90% Class B     $ 141.27             --                 --            --            (0.81)%
         All contract charges                            --            362           $ 52,202            --               --
  2006   Lowest contract charge 0.00% Class B      $ 149.00             --                 --            --            14.73%
         Highest contract charge 0.90% Class B     $ 142.42             --                 --            --            13.70%
         All contract charges                            --            374           $ 54,292          1.78%              --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 203.94             --                 --            --             6.89%
         Highest contract charge 0.90% Class A     $ 210.54             --                 --            --             5.93%
         All contract charges                            --            413           $108,715          2.75%              --
  2009   Lowest contract charge 0.00% Class A      $ 190.79             --                 --            --             9.92%
         Highest contract charge 0.90% Class A     $ 198.75             --                 --            --             8.93%
         All contract charges                            --            464           $115,385          4.64%              --
  2008   Lowest contract charge 0.00% Class A      $ 173.57             --                 --            --           (23.31)%
         Highest contract charge 0.90% Class A     $ 182.46             --                 --            --           (24.00)%
         All contract charges                            --            503           $116,460          9.53%              --
  2007   Lowest contract charge 0.00% Class A      $ 226.34             --                 --            --             3.39%
         Highest contract charge 0.90% Class A     $ 240.09             --                 --            --             2.46%
         All contract charges                            --            537           $164,892          7.42%              --
  2006   Lowest contract charge 0.00% Class A      $ 218.91             --                 --            --            10.20%
         Highest contract charge 0.90% Class A     $ 234.32             --                 --            --             9.22%
         All contract charges                            --            639           $194,839          7.51%              --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 123.50             --                 --            --             6.63%
         Highest contract charge 0.90% Class B     $  95.76             --                 --            --             5.67%
         All contract charges                            --            171           $ 17,687          2.75%              --
  2009   Lowest contract charge 0.00% Class B      $ 115.82             --                 --            --             9.65%
         Highest contract charge 0.90% Class B     $  90.62             --                 --            --             8.66%
         All contract charges                            --            171           $ 16,486          4.64%              --
  2008   Lowest contract charge 0.00% Class B      $ 105.63             --                 --            --           (23.51)%
         Highest contract charge 0.90% Class B     $  83.40             --                 --            --           (24.19)%
         All contract charges                            --            187           $ 16,482          9.53%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
MULTIMANAGER MULTI-SECTOR BOND (CONTINUED)
------------------------------------------
  2007   Lowest contract charge 0.00% Class B         $ 138.09             --                 --            --            3.14%
         Highest contract charge 0.90% Class B        $ 110.01             --                 --            --            2.20%
         All contract charges                               --            222            $25,669          7.42%             --
  2006   Lowest contract charge 0.00% Class B         $ 133.89             --                 --            --            9.93%
         Highest contract charge 0.90% Class B        $ 107.64             --                 --            --            8.94%
         All contract charges                               --            212            $23,535          7.51%             --
MULTIMANAGER SMALL CAP GROWTH (f)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B         $ 140.33             --                 --            --           27.65%
         Highest contract charge 0.90% Class B (c)    $  92.61             --                 --            --           26.51%
         All contract charges                               --             70            $ 8,519          0.00%             --
  2009   Lowest contract charge 0.00% Class B         $ 109.93             --                 --            --           34.54%
         Highest contract charge 0.90% Class B (c)    $  73.21             --                 --            --           33.32%
         All contract charges                               --             69            $ 6,549            --              --
  2008   Lowest contract charge 0.00% Class B         $  81.71             --                 --            --          (42.11)%
         Highest contract charge 0.90% Class B (c)    $  54.91             --                 --            --          (42.63)%
         All contract charges                               --             48            $ 3,506            --              --
  2007   Lowest contract charge 0.00% Class B         $ 141.15             --                 --            --            3.68%
         Highest contract charge 0.90% Class B (c)    $  95.72             --                 --            --           (4.28)%
         All contract charges                               --             35            $ 4,611            --              --
  2006   Lowest contract charge 0.00% Class B         $ 136.14             --                 --            --           10.21%
         Highest contract charge 0.00% Class B        $ 136.14             --                 --            --           10.21%
         All contract charges                               --             19            $ 2,587          1.23%             --
MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A         $ 192.78             --                 --            --           24.82%
         Highest contract charge 0.60% Class A        $ 184.56             --                 --            --           24.07%
         All contract charges                               --             70            $13,507          0.26%             --
  2009   Lowest contract charge 0.00% Class A         $ 154.45             --                 --            --           26.73%
         Highest contract charge 0.60% Class A        $ 148.76             --                 --            --           25.97%
         All contract charges                               --             74            $11,427          1.14%             --
  2008   Lowest contract charge 0.00% Class A         $ 121.87             --                 --            --          (37.71)%
         Highest contract charge 0.60% Class A        $ 118.09             --                 --            --          (38.08)%
         All contract charges                               --             73            $ 8,899          0.31%             --
  2007   Lowest contract charge 0.00% Class A         $ 195.65             --                 --            --           (9.59)%
         Highest contract charge 0.60% Class A        $ 190.72             --                 --            --          (10.14)%
         All contract charges                               --             74            $14,269          0.38%             --
  2006   Lowest contract charge 0.00% Class A         $ 216.41             --                 --            --           16.40%
         Highest contract charge 0.60% Class A        $ 212.25             --                 --            --           15.70%
         All contract charges                               --             67            $14,314          6.20%             --
MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B         $ 202.76             --                 --            --           24.50%
         Highest contract charge 0.90% Class B        $ 182.54             --                 --            --           23.39%
         All contract charges                               --             94            $17,887          0.26%             --
  2009   Lowest contract charge 0.00% Class B         $ 162.86             --                 --            --           26.42%
         Highest contract charge 0.90% Class B        $ 147.95             --                 --            --           25.28%
         All contract charges                               --            108            $16,637          1.14%             --
  2008   Lowest contract charge 0.00% Class B         $ 128.82             --                 --            --          (37.86)%
         Highest contract charge 0.90% Class B        $ 118.09             --                 --            --          (38.43)%
         All contract charges                               --            125            $15,267          0.31%             --
  2007   Lowest contract charge 0.00% Class B         $ 207.32             --                 --            --           (9.84)%
         Highest contract charge 0.90% Class B        $ 191.79             --                 --            --          (10.65)%
         All contract charges                               --            146            $28,898          0.38%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 229.95             --                 --            --           16.11%
         Highest contract charge 0.90% Class B         $ 214.66             --                 --            --           15.07%
         All contract charges                                --            160            $35,191          6.20%             --
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A          $ 263.44             --                 --            --           18.00%
         Highest contract charge 0.60% Class A         $ 139.58             --                 --            --           17.29%
         All contract charges                                --             51            $12,775          0.00%             --
  2009   Lowest contract charge 0.00% Class A          $ 223.26             --                 --            --           58.84%
         Highest contract charge 0.60% Class A         $ 119.01             --                 --            --           57.88%
         All contract charges                                --             55            $11,948            --              --
  2008   Lowest contract charge 0.00% Class A          $ 140.56             --                 --            --          (46.96)%
         Highest contract charge 0.60% Class A         $  75.38             --                 --            --          (47.28)%
         All contract charges                                --             51            $ 6,987            --              --
  2007   Lowest contract charge 0.00% Class A          $ 265.01             --                 --            --           18.55%
         Highest contract charge 0.60% Class A         $ 142.97             --                 --            --           17.83%
         All contract charges                                --             47            $12,183            --              --
  2006   Lowest contract charge 0.00% Class A          $ 223.55             --                 --            --            7.57%
         Highest contract charge 0.60% Class A         $ 121.34             --                 --            --            6.93%
         All contract charges                                --             40            $ 8,494            --              --
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 214.70             --                 --            --           17.70%
         Highest contract charge 0.90% Class B         $ 122.00             --                 --            --           16.65%
         All contract charges                                --            502            $68,052          0.00%             --
  2009   Lowest contract charge 0.00% Class B          $ 182.41             --                 --            --           58.44%
         Highest contract charge 0.90% Class B         $ 104.59             --                 --            --           57.02%
         All contract charges                                --            577            $68,071            --              --
  2008   Lowest contract charge 0.00% Class B          $ 115.13             --                 --            --          (47.08)%
         Highest contract charge 0.90% Class B         $  66.61             --                 --            --          (47.56)%
         All contract charges                                --            551            $40,530            --              --
  2007   Lowest contract charge 0.00% Class B          $ 217.54             --                 --            --           18.22%
         Highest contract charge 0.90% Class B         $ 127.01             --                 --            --           17.15%
         All contract charges                                --            586            $81,155            --              --
  2006   Lowest contract charge 0.00% Class B          $ 184.01             --                 --            --            7.30%
         Highest contract charge 0.90% Class B         $ 108.42             --                 --            --            6.33%
         All contract charges                                --            574            $66,544            --              --
MUTUAL SHARES SECURITIES FUND
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)      $ 103.00             --                 --            --           13.77%
         Highest contract charge 0.90% Class 2 (y)     $ 102.36             --                 --            --           13.15%
         All contract charges                                --             73            $ 7,154          0.60%             --
NATURAL RESOURCES
-----------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class II (l)     $ 100.55             --                 --            --           27.48%
         Lowest contract charge 0.00% Class II (l)     $ 100.55             --                 --            --           27.48%
         All contract charges                                --            383            $38,117          0.07%             --
  2009   Lowest contract charge 0.00% Class II (l)     $  78.88             --                 --            --           76.42%
         Lowest contract charge 0.00% Class II (l)     $  78.88             --                 --            --           76.42%
         All contract charges                                --            367            $28,942          0.28%             --
  2008   Lowest contract charge 0.00% Class II (l)     $  44.71             --                 --            --          (55.29)%
         Lowest contract charge 0.00% Class II (l)     $  44.71             --                 --            --          (55.29)%
         All contract charges                                --            255            $11,418          0.22%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Advisor Class (y)  $ 124.21           --                 --            --           35.40%
         Highest contract charge 0.90% Advisor Class (y) $ 123.43           --                 --            --           34.68%
         All contract charges                                  --           24            $ 2,992          9.67%             --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Advisor Class (y)  $ 105.13           --                 --            --            3.84%
         Highest contract charge 0.90% Advisor Class (y) $ 104.47           --                 --            --            3.27%
         All contract charges                                  --          116            $ 9,350          2.45%             --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
-----------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Advisor Class (y)  $ 104.64           --                 --            --            3.97%
         Highest contract charge 0.90% Advisor Class (y) $ 103.98           --                 --            --            3.40%
         All contract charges                                  --          367            $37,174          6.61%             --
T. ROWE PRICE EQUITY INCOME
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class II (y)       $ 102.60           --                 --            --           16.44%
         Highest contract charge 0.90% Class II (y)      $ 101.96           --                 --            --           15.80%
         All contract charges                                  --           52            $ 5,337          1.91%             --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
---------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class II (y)       $ 106.52           --                 --            --           18.99%
         Highest contract charge 0.00% Class II (y)      $ 106.52           --                 --            --           18.99%
         All contract charges                                  --            7            $   769          0.00%             --
TARGET 2015 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)        $ 108.03           --                 --            --           10.73%
         Lowest contract charge 0.00% Class B (l)        $ 108.03           --                 --            --           10.73%
         All contract charges                                  --           58            $ 6,259          2.22%             --
  2009   Lowest contract charge 0.00% Class B (l)        $  97.56           --                 --            --           20.30%
         Lowest contract charge 0.00% Class B (l)        $  97.56           --                 --            --           20.30%
         All contract charges                                  --           37            $ 3,250          6.33%             --
  2008   Lowest contract charge 0.00% Class B (l)        $  81.10           --                 --            --          (28.29)%
         Lowest contract charge 0.00% Class B (l)        $  81.10           --                 --            --          (28.29)%
         All contract charges                                  --           11            $   878         13.10%             --
TARGET 2025 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)        $ 105.59           --                 --            --           11.94%
         Lowest contract charge 0.00% Class B (l)        $ 105.59           --                 --            --           11.94%
         All contract charges                                  --           71            $ 7,295          3.51%             --
  2009   Lowest contract charge 0.00% Class B (l)        $  94.32           --                 --            --           23.20%
         Lowest contract charge 0.00% Class B (l)        $  94.32           --                 --            --           23.20%
         All contract charges                                  --           18            $ 1,631          5.94%             --
  2008   Lowest contract charge 0.00% Class B (l)        $  76.56           --                 --            --          (32.44)%
         Lowest contract charge 0.00% Class B (l)        $  76.56           --                 --            --          (32.44)%
         All contract charges                                  --            9            $   658         19.66%             --
TARGET 2035 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)        $ 104.18           --                 --            --           12.73%
         Lowest contract charge 0.00% Class B (l)        $ 104.18           --                 --            --           12.73%
         All contract charges                                  --           65            $ 6,616          3.41%             --
  2009   Lowest contract charge 0.00% Class B (l)        $  92.42           --                 --            --           25.56%
         Lowest contract charge 0.00% Class B (l)        $  92.42           --                 --            --           25.56%
         All contract charges                                  --           14            $ 1,281          6.51%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
TARGET 2035 ALLOCATION (CONTINUED)
----------------------------------
  2008   Lowest contract charge 0.00% Class B (l)       $  73.61           --                 --            --           (35.40)%
         Lowest contract charge 0.00% Class B (l)       $  73.61           --                 --            --           (35.40)%
         All contract charges                                 --            1            $    97          8.24%              --
TARGET 2045 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)       $ 101.99           --                 --            --            13.28%
         Lowest contract charge 0.00% Class B (l)       $ 101.99           --                 --            --            13.28%
         All contract charges                                 --           14            $ 1,246          3.51%              --
  2009   Lowest contract charge 0.00% Class B (l)       $  90.03           --                 --            --            27.76%
         Lowest contract charge 0.00% Class B (l)       $  90.03           --                 --            --            27.76%
         All contract charges                                 --            3            $   153          3.68%              --
  2008   Lowest contract charge 0.00% Class B (l)       $  70.47           --                 --            --           (38.66)%
         Lowest contract charge 0.00% Class B (l)       $  70.47           --                 --            --           (38.66)%
         All contract charges                                 --           --            $     8            --               --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)       $ 113.63           --                 --            --            34.35%
         Highest contract charge 0.90% Class 2 (y)      $ 112.93           --                 --            --            33.61%
         All contract charges                                 --           38            $ 4,357          0.10%              --
TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)       $ 105.16           --                 --            --            11.61%
         Highest contract charge 0.90% Class 2 (y)      $ 104.51           --                 --            --            11.00%
         All contract charges                                 --          165            $17,145          0.05%              --
TEMPLETON GROWTH SECURITIES FUND
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)       $ 104.38           --                 --            --            19.84%
         Highest contract charge 0.90% Class 2 (y)      $ 103.73           --                 --            --            19.19%
         All contract charges                                 --            3            $   326          0.00%              --
VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class S (y)       $ 117.15           --                 --            --            42.78%
         Highest contract charge 0.90% Class S (y)      $ 116.42           --                 --            --            41.99%
         All contract charges                                 --           35            $ 4,065          0.00%              --
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
-----------------------------------------------
         Unit Value 0.60% to 0.60%*
  2010   Lowest contract charge 0.60% Investor Share    $ 122.06           --                 --            --            14.22%
         Highest contract charge 0.60% Investor Share   $ 122.06           --                 --            --            14.22%
         All contract charges                                 --           51            $ 6,230          1.98%              --
  2009   Lowest contract charge 0.60% Investor Share    $ 106.86           --                 --            --            25.68%
         Highest contract charge 0.60% Investor Share   $ 106.86           --                 --            --            25.68%
         All contract charges                                 --           48            $ 5,109          2.63%              --
  2008   Lowest contract charge 0.60% Investor Share    $  85.02           --                 --            --           (37.31)%
         Highest contract charge 0.60% Investor Share   $  85.02           --                 --            --           (37.31)%
         All contract charges                                 --           48            $ 4,107          5.70%              --
  2007   Lowest contract charge 0.60% Investor Share    $ 135.63           --                 --            --             4.75%
         Highest contract charge 0.60% Investor Share   $ 135.63           --                 --            --             4.75%
         All contract charges                                 --           40            $ 5,476          1.41%              --
  2006   Lowest contract charge 0.60% Investor Share    $ 129.48           --                 --            --            14.26%
         Highest contract charge 0.60% Investor Share   $ 129.48           --                 --            --            14.26%
         All contract charges                                 --           33            $ 4,257          1.59%              --

----------
(a)  Units were made available for sale on April 27, 2007.
(b)  Units were made available for sale on July 6, 2007.
(c)  Units were made available for sale on May 25, 2007.
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)

(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(f) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(g) A substitution of EQ/Large Cap Value PLUS was made for Davis Value on August 17, 2007.
(h) A substitution of EQ/Morgan Stanley Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(i) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(j) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(k)  Units were made available for sale on May 1, 2006.
(l)  Units were made available for sale on May 1, 2008.
(m) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(n) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(o) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(p) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(q) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(r) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(s) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(t) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(u)  Units were made available for sale on May 1, 2009.
(v)  Units were made available for sale on September 11, 2009.
(w)  Units were made available for sale on September 18, 2009.
(x) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(y)  Units were made available for sale on May 24, 2010.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum Contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.


9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2010, 2009 and 2008.................................................... F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-5
   Consolidated Statements of Comprehensive Income (Loss),
     Years Ended December 31, 2010, 2009 and 2008........................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of equity, of comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009 and for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2011

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                                                                                2010                2009
                                                                           ----------------    -----------------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value....................  $     29,057        $     27,470
   Mortgage loans on real estate.........................................         3,571               3,555
   Equity real estate, held for the production of income.................           140                  98
   Policy loans..........................................................         3,581               3,617
   Other equity investments..............................................         1,618               1,562
   Trading securities...................................................            506                 485
   Other invested assets.................................................         1,413               1,483
                                                                           ----------------    -----------------
     Total investments...................................................        39,886              38,270
Cash and cash equivalents................................................         2,155               1,792
Cash and securities segregated, at fair value............................         1,110                 986
Broker-dealer related receivables........................................         1,389               1,088
Deferred policy acquisition costs........................................         8,383               7,745
Goodwill and other intangible assets, net................................         3,702               3,676
Amounts due from reinsurers..............................................         3,252               3,028
Loans to affiliates......................................................         1,045               1,048
Other assets.............................................................        10,220               8,255
Separate Accounts' assets................................................        92,014              84,016
                                                                           ----------------    -----------------

TOTAL ASSETS.............................................................  $    163,156        $    149,904
                                                                           ================    =================

LIABILITIES
Policyholders' account balances..........................................  $     24,654        $     24,107
Future policy benefits and other policyholders liabilities...............        18,965              17,727
Broker-dealer related payables...........................................           369                 279
Customers related payables...............................................         1,770               1,431
Amounts due to reinsurers................................................            75                  81
Short-term and long-term debt............................................           425                 449
Loans from affiliates....................................................         1,325               1,325
Income taxes payable.....................................................         4,315               3,357
Other liabilities........................................................         3,075               3,002
Separate Accounts' liabilities...........................................        92,014              84,016
                                                                           ----------------    -----------------
     Total liabilities...................................................       146,987             135,774
                                                                           ----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2 million shares authorized,
     issued and outstanding..............................................             2                   2
   Capital in excess of par value........................................         5,593               5,583
   Retained earnings.....................................................         8,085               6,312
   Accumulated other comprehensive income (loss).........................          (629)             (1,036)
                                                                           ----------------    -----------------
   Total AXA Equitable's equity..........................................        13,051              10,861
                                                                           ----------------    -----------------
Noncontrolling interest..................................................         3,118               3,269
                                                                           ----------------    -----------------
     Total equity........................................................        16,169              14,130
                                                                           ----------------    -----------------

TOTAL LIABILITIES AND EQUITY.............................................  $    163,156        $    149,904
                                                                           ================    =================


                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income........................................  $      3,067       $      2,918       $     2,952
Premiums  .................................................           530                431               759
Net investment income (loss):
   Investment income (loss) from
     derivative instruments................................          (284)            (3,079)            7,302
   Other investment income.................................         2,260              2,099             1,752
                                                             -----------------  ----------------   ----------------
       Total net investment income (loss)..................         1,976               (980)            9,054
Investment gains (losses), net:
   Total other-than-temporary impairment losses............          (300)              (169)             (286)
   Portion of loss recognized in other
     comprehensive income (loss)...........................            18                  6                 -
                                                             -----------------  ----------------   ----------------
       Net impairment losses recognized....................          (282)              (163)             (286)
   Other investment gains (losses), net....................            98                217               (53)
                                                             -----------------  ----------------   ----------------
         Total investment gains (losses), net..............          (184)                54              (339)
Commissions, fees and other income.........................         3,702              3,385             4,549
  Increase (decrease)  in fair value of
   reinsurance contracts...................................         2,350             (2,566)            1,567
                                                             -----------------  ----------------   ----------------
   Total revenues..........................................        11,441              3,242            18,542
                                                             -----------------  ----------------   ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................................         3,082              1,298             4,702
Interest credited to policyholders' account balances.......           950              1,004             1,065
Compensation and benefits..................................         1,953              1,859             1,990
Commissions................................................         1,044              1,033             1,437
Distribution related payments..............................           287                234               308
Amortization of deferred sales commissions.................            47                 55                79
Interest expense...........................................           106                107                52
Amortization of deferred policy acquisition costs..........           168                115             3,485
Capitalization of deferred policy acquisition costs........          (916)              (975)           (1,394)
Rent expense...............................................           244                258               247
Amortization of other intangible assets....................            23                 24                24
Other operating costs and expenses.........................         1,438              1,309             1,161
                                                             -----------------  ----------------   ----------------
      Total benefits and other deductions..................         8,426              6,321            13,156
                                                             -----------------  ----------------   ----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                     2010              2009               2008
                                                                ----------------  ----------------   ----------------
                                                                                   (IN MILLIONS)
 Earnings (loss)  from continuing operations,
   before income taxes......................................    $     3,015       $     (3,079)      $     5,386
Income tax (expense) benefit................................           (707)             1,272            (1,691)
                                                                ----------------  ----------------   ----------------

Earnings (loss)  from continuing operations,
   net of income taxes......................................          2,308             (1,807)            3,695
Earnings (loss) from discontinued operations,
   net of income taxes......................................              -                  3                (5)
Gains (losses) on disposal of discontinued operations,
   net of income taxes......................................              -                  -                 6
                                                                ----------------  ----------------   ----------------

Net earnings (loss).........................................          2,308             (1,804)            3,696
   Less: net earnings (loss) attributable to
     noncontrolling interest................................           (235)              (359)             (470)
                                                                ----------------  ----------------   ----------------

Net Earnings (Loss) Attributable to AXA Equitable...........    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================


Amounts attributable to AXA Equitable:
   Earnings (loss) earnings from continuing operations,
     net of income taxes....................................    $     2,073       $     (2,166)      $     3,225
   Earnings (loss) from discontinued operations,
     net of income taxes....................................              -                  3                (5)
   Gains (losses) on disposal of discontinued operations,
     net of income taxes....................................              -                  -                 6
                                                                ----------------  ----------------   ----------------
Net Earnings (Loss).........................................    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================










                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year........ $         2        $         2       $          2
                                                                 ----------------   ----------------  ----------------

   Capital in excess of par value, beginning of year............       5,583              5,184              5,265
   Sale of AllianceBernstein Units to noncontrolling interest...           -                (54)                 -
   Changes in capital in excess of par value....................          10                453                (81)
                                                                 ----------------   ----------------  ----------------
   Capital in excess of par value, end of year..................       5,593              5,583              5,184
                                                                 ----------------   ----------------  ----------------

   Retained earnings, beginning of year.........................       6,312              8,413              5,187
   Net earnings (loss) attributable to AXA Equitable............       2,073             (2,163)             3,226
   Stockholder dividends........................................        (300)                 -                  -
   Impact of implementing new accounting guidance,
     net of taxes...............................................           -                 62                  -
                                                                 ----------------   ----------------  ----------------
   Retained earnings, end of year...............................       8,085              6,312              8,413
                                                                 ----------------   ----------------  ----------------

   Accumulated other comprehensive income (loss),
     beginning of year..........................................      (1,036)            (2,236)              (268)
   Impact of implementing new accounting guidance,
     net of taxes ..............................................           -                (62)                 -
   Other comprehensive income (loss) attributable to
     AXA Equitable..............................................         407              1,262             (1,968)
                                                                 ----------------   ----------------  ----------------
   Accumulated other comprehensive income (loss), end of year...        (629)            (1,036)            (2,236)
                                                                 ----------------   ----------------  ----------------

     AXA EQUITABLE'S EQUITY, END OF YEAR........................      13,051             10,861             11,363
                                                                 ----------------   ----------------  ----------------

   Noncontrolling interest, beginning of year...................       3,269              2,897              2,479
   Net earnings (loss) attributable to noncontrolling interest..         235                359                470
   Other comprehensive income (loss)
     attributable to noncontrolling interest....................          (7)                66                (70)
   Purchase of AllianceBernstein Units by
     noncontrolling interest....................................           5                  -                  8
   Repurchase of AllianceBernstein Holding units................        (148)                 -                  -
   Purchase of AB Put...........................................           -                135                496
   Dividends paid to noncontrolling interest....................        (357)              (320)              (563)
   Capital contributions........................................           -                  -                 13
   Other changes in noncontrolling interest.....................         121                132                 64
                                                                 ----------------   ----------------  ----------------

     Noncontrolling interest, end of year.......................       3,118              3,269              2,897
                                                                 ----------------   ----------------  ----------------

TOTAL EQUITY, END OF YEAR....................................... $    16,169        $    14,130       $     14,260
                                                                 ================   ================  ================









                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................. $     2,308        $    (1,804)      $      3,696
                                                                 ----------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes:

Change in unrealized gains (losses), net of
   reclassification adjustment..................................         440              1,331             (1,445)
Defined benefit plans:
   Net gain (loss) arising during year..........................        (121)               (65)              (620)
   Prior service cost arising during year.......................           -                  -                  -
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included
       in net periodic cost.....................................          82                 65                 31
     Amortization of net prior service credit
       included in net periodic cost............................          (1)                (3)                (4)
     Amortization of net transition asset.......................           -                  -                  -
                                                                 ----------------   ----------------  ----------------
       Other comprehensive income (loss) - defined
         benefit plans..........................................         (40)                (3)              (593)
                                                                 ----------------   ----------------  ----------------

Total other comprehensive income (loss), net of income taxes....         400              1,328             (2,038)
                                                                 ----------------   ----------------  ----------------

Comprehensive income (loss).....................................       2,708               (476)             1,658
                                                                 ----------------   ----------------  ----------------

   Less: Comprehensive (income) loss attributable to
     noncontrolling interest....................................        (228)              (425)              (400)
                                                                 ----------------   ----------------  ----------------

Comprehensive Income (Loss) Attributable to AXA Equitable....... $     2,480        $      (901)      $      1,258
                                                                 ================   ================  ================













                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                    2010               2009               2008
                                                               ----------------   ----------------  -----------------
                                                                                   (IN MILLIONS)
Net earnings (loss).........................................   $      2,308       $    (1,804)      $      3,696
Adjustments to reconcile net earnings (loss) to net cash

  provided by operating activities:
  Interest credited to policyholders' account balances......            950             1,004              1,065
  Universal life and investment-type product
     policy fee income......................................         (3,067)           (2,918)            (2,952)
  Net change in broker-dealer and customer related
     receivables/payables...................................            125            (1,353)               619
  (Income) loss related to derivative instruments...........            284             3,079             (7,302)
  Change in reinsurance recoverable with affiliate..........           (233)            1,486             (6,352)
  Investment (gains) losses, net............................            184               (54)               339
  Change in segregated cash and securities, net.............           (124)            1,587               (203)
  Change in deferred policy acquisition costs...............           (747)             (860)             2,091
  Change in future policy benefits..........................          1,136              (755)             2,398
  Change in income taxes payable............................            720            (1,223)             1,135
  Contribution to pension plans.............................           (202)              (32)               (36)
  Real Estate asset write-off charge........................             26                 3                  -
  Change in fair value of contracts.........................         (2,350)            2,566             (1,567)
  Amortization of deferred compensation.....................            178                88                 75
  Amortization of deferred sales commissions................             47                55                 79
  Amortization of reinsurance cost..........................            274               318                 11
  Other depreciation and amortization.......................            161               156                140
  Amortization of other intangible..........................             23                24                 24
  (Gains) losses on disposal of discontinued operations.....              -                 -                 (6)
  Other, net................................................            313                50               (161)
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) operating activities.........              6             1,417             (6,907)
                                                               ----------------   ----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate..........................          2,753             2,058              1,728
  Sales of investments......................................          3,398             6,737                796
  Sale of AXA Equitable Life and Annuity....................              -                 -                 61
  Purchases of investments..................................         (7,068)           (8,995)            (2,107)
  Cash settlements related to derivative instruments........           (651)           (2,564)             5,337
  Change in short-term investments..........................            (53)              140                 29
  Decrease in loans to affiliates...........................              3                 1                  -
  Increase in loans to affiliates...........................              -              (250)                 -
  Change in capitalized software, leasehold improvements
     and EDP equipment .....................................            (62)             (120)              (163)
  Other, net................................................            (25)                9                155
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) investing activities.........         (1,705)           (2,984)             5,836
                                                               ----------------   ----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits................................................  $     3,187        $     3,395        $    4,385
    Withdrawals and transfers to Separate Accounts..........         (483)            (2,161)           (2,603)
  Change in short-term financings...........................          (24)               (36)             (498)
  Change in collateralized pledged liabilities..............         (270)               126               569
  Change in collateralized pledged assets...................          533               (632)                -
  Proceeds from loans from affiliates.......................            -                  -             1,000
  Capital contribution......................................            -                439                 -
  Shareholder dividends paid................................         (300)                 -                 -
  Repurchase of AllianceBernstein Holding units.............         (235)                 -                 -
  Distribution to noncontrolling interest in
     consolidated subsidiaries..............................         (357)              (320)             (563)
  Other, net................................................           11                145                11
                                                             -----------------  ----------------   ----------------

Net cash provided by (used in) financing activities.........        2,062                956             2,301
                                                             -----------------  ----------------   ----------------

Change in cash and cash equivalents.........................          363               (611)            1,230
Cash and cash equivalents, beginning of year................        1,792              2,403             1,173
                                                             -----------------  ----------------   ----------------

Cash and Cash Equivalents, End of Year......................  $     2,155        $     1,792        $    2,403
                                                             =================  ================   ================

Supplemental cash flow information:
  Interest Paid.............................................  $        19        $        17        $       34
                                                             =================  ================   ================
  Income Taxes (Refunded) Paid..............................  $       (27)       $        44        $      257
                                                             =================  ================   ================











                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  1) ORGANIZATION

     AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

     The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

     Insurance
     ---------

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

     Investment Management
     ---------------------

     The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, servicing private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) Bernstein Research Services servicing institutional investors seeking research, portfolio analysis, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

     AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

     On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

     On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in Alliance-Bernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

     In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding units, AXA Financial Group and the Company's Capital in excess of par value decreased by $93 million and $65 million, respectively, net of applicable taxes with respective increases in Noncontrolling interests of $93 million and $65 million.

     AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2010, AllianceBernstein purchased 8.8 million Holding units for $226 million, reflecting open-market purchases of
     7.4 million Holding units for $195 million and the remainder primarily relating to employee tax withholding purchases. AllianceBernstein intends to continue to engage in open-market purchases of Holding units, from time to time, to help fund anticipated obligations under its incentive compensation award program.

     AllianceBernstein granted 13.1 million restricted Holding unit awards to employees during 2010. To fund these awards, AB Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010. The purchase of Holding units and issuance of Holding units resulted in a decrease of $19 million in Capital excess of par value with a corresponding $19 million increase in Noncontrolling interest.

     At December 31, 2010 and December 31, 2009, the Company's economic interest in AllianceBernstein was 35.5% and 35.9%, respectively. At December 31, 2010, and December 31, 2009, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 61.4% and 62.1%.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    At December 31, 2010 and 2009, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2010 and 2009, respectively, as reported in the consolidated balance sheet, these investments included $0 million and $0 million of fixed maturities (collateralized debt and loan obligations) and $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2010 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

    AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

    At December 31, 2010, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $25 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

    All significant intercompany transactions and balances have been eliminated in consolidation. The years "2010," "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

    Accounting Changes
    ------------------

    In January 2010, the FASB issued new guidance for accounting and reporting for decreases in ownership of a subsidiary. This guidance clarifies the scope of a decrease in ownership provisions for consolidations and expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of consolidation. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In March 2010, the FASB issued new guidance to eliminate the scope exception for embedded credit derivatives in beneficial interests in securitized financial assets, such as asset-backed securities, credit-linked notes, and collateralized loan and debt obligations, except for those created solely by subordination. This guidance provides clarification and related additional examples to improve financial reporting by resolving potential ambiguity about the extent of the embedded credit derivative scope exception. This guidance was effective for the first interim reporting period beginning after June 15, 2010. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

    Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:

        o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to

        o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

     As a result, total equity at December 31, 2008 increased by $2,897 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,897 million as a result of the elimination of minority interest. Additionally, for the year 2008, earnings (loss) from continuing operations, net of income taxes increased by $470 million and net earnings
     (loss) attributable to the noncontrolling interest increased by $470 million.

     Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:

        o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;

        o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and

        o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

     Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

     The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income (loss) ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

     As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

     Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2010 and 2009 reflected increases of $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses) net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition,
     Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

     Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on the Company's consolidated results of operations or financial position. At December 31, 2010 and 2009, the fair value of the Company's CMBS portfolio was $1,104 million and $1,490 million, respectively.

     On June 12, 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and required additional disclosures about an entity's involvement with VIEs. The guidance removed the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, required a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

     Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

     Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance asset, resulting in an increase in net income of $69 million, related to an increase in the fair value of the GMIB reinsurance asset of $211 million, offset by increased DAC amortization of $105 million and increased Federal income taxes of $37 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

     On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a material impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

     Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,311 million and $931 million, respectively, at December 31, 2010 and $1,631 million and $1,155 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

     New Accounting Pronouncements
     -----------------------------

     In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

     In April 2010, the FASB issued guidance on how investments held through Separate Accounts affect an insurer's consolidation analysis of those investments. This guidance clarifies that insurers would not be required in their evaluation of whether to consolidate investments to combine their General Account interest with the Separate Accounts in the same investment, unless the Separate Account interest is held for the benefit of a related party policyholder. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 with early adoption permitted with changes to be applied retroactively. Management does not expect the implementation of this guidance will have a material impact on the Company's consolidated financial statements.

     Also issued by the FASB in April 2010 was new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance is effective for the first interim reporting period beginning after December 15, 2010. Implementation of this guidance is not expected to have a material effect on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

     In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

        o incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
        o a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
        o direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

     An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

     Closed Block
     ------------

     As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed

     Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments
     -----------

     The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

     If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the

     Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

     Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

     Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

     Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2010 and 2009, the carrying value of COLI was $787 million and $720 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

     Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

     All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

     Valuation Allowances for Mortgage Loans:
     ---------------------------------------

     For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

        o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

        o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

        o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

        o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

        o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

        o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

        o Payment status - current vs. delinquent - A history of delinquent payments may be a cause for concern.

        o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

        o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

     For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $0 million for agricultural, respectively.

     Derivatives
     -----------

     The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), GMIB and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

     A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions. For both GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

     GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

     In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, in fourth quarter 2008 and continuing into 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. A majority of this protection expired in first quarter 2010, but a portion of the equity market protection extends into 2011. During 2010, the Company had in place an anticipatory hedge program to protect against declining interest rates with respect to projected variable annuity sales. Also during 2010, a significant portion of exposure to realized interest rate volatility was hedged through the purchase of swaptions with initial maturities between 6 months and 10 years. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive and annuity business.

     Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

     AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2010 and December 31, 2009, respectively, the Company held $512 million and $695 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

     At December 31, 2010, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $223 million. At December 31, 2010, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year and 30-year U.S. Treasury Notes, having initial margin requirements of $60 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $13 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2010 are exchange-traded and net settled daily in cash.

     Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

     Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2010, and December 31, 2009, respectively, were $84 million and $598 million, for which the Company had posted collateral of $99 million and $632 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2010, the Company would not have been required to post material collateral to its counterparties.

     Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
     ---------------------------------------------------------------------------
     Investment Gains (Losses)
     -------------------------

     Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

     Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

     Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments
   -----------------------------------------

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1        Quoted prices for identical instruments in active markets.
                  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 74.2% and 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

     At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 24.3% and 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

     Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010, and December 31, 2009, respectively, approximately $1,726 million and $1,678 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

     As disclosed in Note 3, at December 31, 2010 and 2009, respectively, the net fair value of freestanding derivative positions is approximately $540 million and $169 million or approximately 38.2% and 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

     The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $3 million at December 31, 2010 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2010.

     At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.5% and 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $277 million and $366 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,251 million and $1,707 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2010, the Company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

     Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $19 million at December 31, 2010 to recognize incremental counterparty non-performance risk.

     The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2010.

     Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

     Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2010 and 2009.

     Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

     Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

     The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

     Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     DAC
     ---

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life and investment-type contracts, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

     In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (6.72% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (12.72% net of product weighted average Separate Account fees) and 0% (-2.28% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

     If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in eleven quarters.

     At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks; related to these products would be recognized in current earnings (loss) while the related reserves do not fully and immediately reflect the immediate impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for Accumulator(R) products, subject to loss recognition testing.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2010, the average rate of assumed investment yields, excluding policy loans, was 6% grading to 5.5% over 5 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

     Contractholder Bonus Interest Credits
     -------------------------------------

     Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     AXA Equitable issues or has issued certain variable annuity products with GMDB and GWBL features. AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 10.7% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

     At December 31, 2010, participating policies, including those in the Closed Block, represent approximately 7.5% ($25 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts
     -----------------

     Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

     The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were gains (losses) of $10,117 million, $15,465 million and $(33,913) million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

     Recognition of Investment Management Revenues and Related Expenses
     ------------------------------------------------------------------

     Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

     Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2010 was not impaired.

     AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

     Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2010. These assumptions are updated periodically.Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

     Goodwill and Other Intangible Assets
     ------------------------------------

     Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2010 impairment testing performed as of December 31, 2010, management determined that goodwill was not impaired.

     Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

     Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2010.

     Other Accounting Policies
     -------------------------

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

     AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include real estate held-for-sale.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     At December 31, 2010 and 2009, AXA Equitable did not have any real estate held-for-sale. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2010 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities
     --------------------------------------

     The following table provides information relating to fixed maturities and equity securities classified as AFS:


                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION


                                                            GROSS              GROSS
                                        AMORTIZED         UNREALIZED        UNREALIZED                             OTTI
                                           COST             GAINS             LOSSES          FAIR VALUE        IN AOCI (3)
                                     ----------------- ----------------- ------------------ ---------------- ------------------
                                                                           (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed maturities:
    Corporate....................... $      20,494      $     1,348      $         110      $    21,732      $           -
    U.S. Treasury, government
     and agency(4)..................         1,986               18                 88            1,916                  -
    States and
     political subdivisions.........           516               11                 16              511                  -
    Foreign governments.............           502               59                  1              560                  -
    Commercial mortgage-backed......         1,473                5                375            1,103                 19
    Residential mortgage-backed (1).         1,601               67                  -            1,668                  -
    Asset-backed (2) ...............           245               13                 12              246                  7
    Redeemable preferred stock......         1,364               23                 66            1,321                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------
     Total Fixed Maturities.........        28,181            1,544                668           29,057                 26

Equity securities...................            26                -                  3               23                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------

Total at December 31, 2010.......... $      28,207      $     1,544      $         671      $    29,080      $          26
                                     ================= ================= ================== ================ ==================

December 31, 2009
-----------------
Fixed maturities:
    Corporate....................... $      19,438      $       991      $         235      $    20,194                  1
    U.S. Treasury, government
     and agency.....................         1,830               13                153            1,690                  -
    States and
     political subdivisions.........           389                7                 14              382                  -
    Foreign governments.............           270               32                  -              302                  -
    Commercial mortgage-backed......         1,980                2                492            1,490                  2
    Residential mortgage-backed (1).         1,605               46                  1            1,650                  -
    Asset-backed (2) ...............           278               11                 21              268                  8
    Redeemable preferred stock......         1,707                9                222            1,494                  -
                                     ----------------- ----------------- ------------------ -----------------------------------
     Total Fixed Maturities.........        27,497            1,111              1,138           27,470                 11

Equity securities...................            44               10                  -               54                  -
                                     ----------------- ----------------- ------------------ -----------------------------------

Total at December 31, 2009.......... $      27,541      $     1,121      $       1,138      $    27,524      $          11
                                     ================= ================= ================== ===================================


     (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
     (3) Amounts represent OTTI losses in AOCI, which were not included in earnings in accordance with current accounting guidance.
     (4) Reflects $122 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

     At December 31, 2010 and 2009, respectively, the Company had trading fixed maturities with an amortized cost of $207 million and $115 million and carrying values of $208 million and $126 million. Gross unrealized gains on trading fixed maturities were $3 million and $12 million and gross unrealized losses were $2 million and $1 million for 2010 and 2009, respectively.

     The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                 AMORTIZED
                                                                   COST            FAIR VALUE
                                                              ----------------   ----------------
                                                                        (IN MILLIONS)
Due in one year or less.....................................   $    2,234         $    2,265
Due in years two through five...............................        8,210              8,721
Due in years six through ten................................        8,612              9,155
Due after ten years.........................................        4,442              4,578
                                                              ----------------   ----------------
    Subtotal................................................       23,498             24,719
Commercial mortgage-backed securities.......................        1,473              1,103
Residential mortgage-backed securities......................        1,601              1,668
Asset-backed securities.....................................          245                246
                                                              ----------------   ----------------
Total     ..................................................   $   26,817         $   27,736
                                                              ================   ================

The Company recognized OTTI on AFS fixed maturities as follows:


                                                                      December 31,
                                                  ------------------------------------------------------
                                                        2010              2009               2008
                                                  -----------------  ----------------  -----------------
                                                                      (IN MILLIONS)
 Credit losses recognized in earnings (loss) (1).. $     (282)        $    (168)        $     (286)
 Non-credit losses recognized in OCI..............        (18)               (6)                 -
                                                  -----------------  ----------------  -----------------
 Total OTTI....................................... $     (300)        $    (174)        $     (286)
                                                  =================  ================  =================

 (1) During 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

     The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                 2010              2009
                                                                                            --------------- -------------------
                                                                                                      (IN MILLIONS)
Balances at January 1, 2010 and March 31, 2009, respectively.............................    $     (146)     $         -
Cumulative adjustment related to implementing new accounting guidance on April 1, 2009...             -             (122)
Impact of consolidation of Wind-Up Annuities business....................................             -               (6)
Previously recognized impairments on securities that matured, paid, prepaid or sold......            99              146
Recognized impairments on securities impaired to fair value this period (1)..............            (6)              (3)
Impairments recognized this period on securities not previously impaired.................          (268)            (143)
Additional impairments this period on securities previously impaired.....................            (8)             (22)
Increases due to passage of time on previously recorded credit losses....................             -                -
Accretion of previously recognized impairments due to increases in expected cash flows...             -                -
                                                                                            --------------- -------------------
Balances at December 31,.................................................................    $     (329)     $      (150)
                                                                                            =============== ===================


   (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

     Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                         DECEMBER 31,
                                                                              -----------------------------------
                                                                                   2010               2009
                                                                              ----------------  -----------------
                                                                                        (IN MILLIONS)
      AFS Securities:
        Fixed maturities:
          With OTTI losses...................................................  $       (16)      $       (11)
          All other..........................................................          892               (16)
        Equity securities....................................................           (3)               10
                                                                              ----------------  -----------------
      Net Unrealized Gains (Losses)..........................................  $       873       $       (17)
                                                                              ================  =================

     Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES         (LIABILITY)      GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $      (11)        $          6      $           -       $          2       $         (3)
Net investment gains (losses)
  arising during the period...........           3                    -                  -                  -                  3
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..           9                    -                  -                  -                  9
     Excluded from Net
       earnings (loss) (1)............         (17)                   -                  -                  -                (17)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                   (3)                 -                  -                 (3)
     Deferred income taxes............           -                    -                  -                  2                  2
     Policyholders liabilities........           -                    -                  2                  -                  2
                                        ---------------    --------------    ----------------    ---------------    ----------------
Balance, December 31, 2010............  $      (16)        $          3      $           2       $          4       $         (7)
                                        ===============    ==============    ================    ===============    ================

    (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
         (loss) for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $       (6)        $        (29)     $           -       $         (3)      $        (38)
Net investment gains (losses)
  arising during the period...........         680                    -                  -                  -                680
Reclassification adjustment for OTTI
   losses:
     Included in Net earnings (loss)..         198                    -                  -                  -                198
     Excluded from Net
       earnings (loss) (1)............          17                    -                  -                  -                 17
Impact of net unrealized investment
   gains (losses) on:
     DAC..............................           -                 (106)                 -                  -               (106)
     Deferred income taxes............           -                    -                  -               (220)              (220)
     Policyholders liabilities........           -                    -               (121)                 -               (121)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2010............  $      889         $       (135)     $        (121)      $       (223)      $        410
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


       Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses


                                                                                                                       AOCI Gain
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities         (Liability)      Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $        -         $          -      $           -       $          -       $          -
Cumulative impact of implementing
  new guidance........................          (7)                   1                  -                  2                 (4)
Net investment gains (losses)
  arising during the period...........         (21)                   -                  -                  -                (21)
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..          22                    -                  -                  -                 22
     Excluded from Net
       earnings (loss) (1)............         (5)                   -                  -                  -                 (5)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                    5                  -                  -                  5
     Deferred income taxes............           -                    -                  -                  -                  -
     Policyholders liabilities........           -                    -                  -                  -                  -
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $      (11)        $          6      $           -       $          2       $         (3)
                                        ==============     =============     ===============     ==============     ===============


  (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

           All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                         AOCI
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities        (Liability)       Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $   (2,385)        $        554      $           -       $       681        $   (1,150)
Cumulative impact of implementing
  new guidance........................        (108)                  19                  -                31               (58)
Net investment gains (losses)
  arising during the period...........       2,657                    -                  -                 -             2,657
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..        (115)                   -                  -                 -              (115)
     Excluded from Net
       earnings (loss) (1)............           5                    -                  -                 -                 5
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                 (602)                 -                 -              (602)
     Deferred income taxes............           -                    -                  -              (715)             (715)
     Policyholders liabilities........           -                    -                  -                 -                 -
Impact of consolidation of
     Wind-up Annuities business.......         (60)                   -                  -                 -               (60)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $       (6)        $        (29)     $           -       $        (3)       $      (38)
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

     The following tables disclose the fair values and gross unrealized losses of the 550 issues at December 31, 2010 and the 744 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                              DECEMBER 31, 2010
                           -----------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS          12 MONTHS OR LONGER                  TOTAL
                           --------------------------- ------------------------------ ------------------------------
                                              GROSS                        GROSS                         GROSS
                                            UNREALIZED                   UNREALIZED                    UNREALIZED
                             FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                           ------------- ------------- --------------- ------------- --------------- ---------------
                                                                (IN MILLIONS)
  Fixed maturities:
    Corporate............. $     1,999    $      (68)    $      394    $       (42)   $    2,393     $     (110)
    U.S. Treasury,
      government and
      agency..............         820           (42)           171            (46)          991            (88)
    States and political
      subdivisions........         225            (9)            33             (7)          258            (16)
    Foreign governments...          77            (1)            10              -            87             (1)
    Commercial
      mortgage-backed.....          46            (3)           936           (372)          982           (375)
    Residential
      mortgage-backed.....         157             -              2              -           159              -
    Asset-backed..........          23             -             65            (12)           88            (12)
    Redeemable
      preferred stock.....         345            (7)           689            (59)        1,034            (66)
                           ------------   ------------   -----------   ------------   ------------   ------------

   Total.................. $     3,692    $     (130)    $    2,300    $      (538)   $    5,992     $     (668)
                           ============   ============   ===========   ============   ============   ============

                                                             December 31, 2009
                          -----------------------------------------------------------------------------------------
                            Less Than 12 Months (1)       12 Months or Longer (1)                Total
                          ----------------------------  ----------------------------  -----------------------------
                                             Gross                        Gross                         Gross
                                          Unrealized                    Unrealized                    Unrealized
                            Fair Value      Losses       Fair Value       Losses       Fair Value       Losses
                          -------------- -------------  ------------- --------------  ------------- ---------------
                                                               (In Millions)

Fixed maturities:
  Corporate.............  $     2,043    $      (54)    $    2,023    $     (181)    $    4,066     $     (235)
  U.S. Treasury,
    government and
    agency..............        1,592          (152)             -             -          1,592           (152)
  States and political
    subdivisions........          210           (10)            23            (4)           233            (14)
  Foreign governments...           41             -              5             -             46              -
  Commercial mortgage-
     backed.............           34           (16)         1,349          (476)         1,383           (492)
  Residential mortgage-
     backed.............           54             -              2             -             56              -
  Asset-backed..........           48            (9)            69           (13)           117            (22)
  Redeemable
    preferred stock.....           51            (7)         1,283          (216)         1,334           (223)
                          ------------   ------------   ------------  -------------  -------------  ---------------

Total...................  $     4,073    $     (248)    $    4,754    $     (890)    $    8,827     $   (1,138)
                          ============   ============   ============  =============  =============  ===============

    (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

     The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of .35% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2010 and 2009 were $142 million and $150 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $2,303 million and $2,212 million, or 8% and 8%, of the $28,181 million and $27,497 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $361 million and $456 million at December 31, 2010 and 2009, respectively.

     The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, the Company owned $30 million and $37 million in RMBS backed by subprime residential mortgage loans, and $17 million and $23 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

     At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $26 million.

     For 2010, 2009 and 2008, respectively, investment income is shown net of investment expenses of $60 million, $77 million and $101 million.

     At December 31, 2010 and 2009, respectively, the amortized cost of the Company's trading account securities was $482 million and $332 million with respective fair values of $506 million and $485 million. Also at December 31, 2010 and 2009, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $42 million and $38 million and costs of $41 million and $35 million as well as other equity securities with carrying values of $23 million and $54 million and costs of $26 million and $44 million.

     In 2010, 2009 and 2008, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $39 million, $133 million and $(388) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings
     (loss).

     Mortgage Loans
     --------------

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0 million and $0 million at December 31, 2010 and 2009, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively.

     Valuation Allowances for Mortgage Loans:
     ----------------------------------------

     Allowance for credit losses for mortgage loans in 2010 are as follows:


                                                                                  MORTGAGE LOANS
                                                               -----------------------------------------------------
                                                                 COMMERCIAL         AGRICULTURAL          TOTAL
                                                               ---------------     ---------------     -------------
ALLOWANCE FOR CREDIT LOSSES:                                                        (IN MILLIONS)
Beginning balance, January 1............................       $          -       $          -        $          -
      Charge-offs.......................................                  -                  -                   -
      Recoveries........................................                  -                  -                   -
      Provision.........................................                 18                  -                  18
                                                               --------------     --------------      --------------
Ending Balance, December 31.............................       $         18       $          -                  18
                                                               ==============     ==============      ==============

Ending Balance, December 31:
      Individually Evaluated for Impairment.............       $         18       $          -        $         18
                                                               ==============     ==============      ==============

      Collectively Evaluated for Impairment.............       $          -       $          -        $          -
                                                               ==============     ==============      ==============

      Loans Acquired with Deteriorated
         Credit Quality.................................       $          -       $          -        $          -
                                                               ==============     ==============      ==============


     Investment valuation allowances for mortgage loans and changes for 2009 and 2008 follow:

                                                                   2009              2008
                                                             -----------------  ----------------
                                                                       (In Millions)
       Balances, beginning of year.......................    $         -        $         1
       Additions charged to income.......................              -                  -
       Deductions for writedowns and
         asset dispositions..............................              -                 (1)
                                                             -----------------  ----------------
       Balances, End of Year.............................    $         -        $         -
                                                             =================  ================

       Balances, end of year comprise:
         Mortgage loans on real estate...................    $         -        $         -
                                                             -----------------  ----------------
       Total    .........................................    $         -        $         -
                                                             =================  ================

     The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2010.

        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                        COMMERCIAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $      59   $       -  $      -    $      52  $       -   $       -  $     111
   50% - 70%.............               32         109        111         467         55           -        774
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        402          61        574
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Commercial
   Mortgage Loans........        $     285   $     144  $     604   $     945  $     581   $     111  $   2,670
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                       AGRICULTURAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     155   $      80  $     162   $     243  $     186   $       5  $     831
   50% - 70%.............               52          13        134         150        107          24        480
   70% - 90%.............                -           -          -           -          -           -          -
   90% plus..............                -           -          -           -          3           -          3
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Agricultural
   Mortgage Loans........        $     207   $      93  $     296   $     393  $     296   $      29  $   1,314
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------

                                                           TOTAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     214   $      80  $     162   $     295  $     186   $       5  $     942
   50% - 70%.............               84         122        245         617        162          24      1,254
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        405          61        577
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Mortgage Loans.....        $     492   $     237  $     900   $   1,338  $     877   $     140  $   3,984
                                 =========   =========  =========   =========  =========   =========  =========

  (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

  (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

     The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                        RECORDED
                                                              GREATER                                                  INVESTMENT
                                                                THAN                                      TOTAL         > 90 DAYS
                                     30-59         60-89         90                                     FINANCING          AND
                                      DAYS         DAYS         DAYS       TOTAL           CURRENT     RECEIVABLES      ACCRUING
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $        -    $        -   $       -   $        -       $    2,670    $    2,670      $       -
    Agricultural...........                -             -           5            5            1,309         1,314              3
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
TOTAL......................       $        -    $        -   $       5   $        5       $    3,979    $    3,984      $       3
                                  ==========    ==========   =========   ==========       ==========    ===========     =========


    The following table provides information regarding impaired loans at December 31, 2010:


                            IMPAIRED MORTGAGE LOANS

                                                  UNPAID                       AVERAGE        INTEREST
                                  RECORDED      PRINCIPAL       RELATED        RECORDED        INCOME
                                  INVESTMENT     BALANCE       ALLOWANCE      INVESTMENT     RECOGNIZED
                                  ----------    ---------      ---------      ----------     ----------
                                                               (IN MILLIONS)
With no related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $        -    $       -      $       -      $        -     $        -
  Agricultural mortgage
    loans..................                3            3              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $        3    $       3      $       -      $        -     $        -
                                  ==========    =========      =========      ==========     ==========

With related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $      122    $     122      $     (18)     $       24     $        2
  Agricultural mortgage
    loans..................                -            -              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $      122    $     122      $     (18)     $       24     $        2
                                  ==========    =========      =========      ==========     ==========

     During 2009 and 2008, respectively, the Company's average recorded investment in impaired mortgage loans was $0 million and $8 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $1 million for 2009 and 2008 respectively.

     There were no impaired mortgage loans with the related investment valuation allowances at December 31, 2009.

     Equity Real Estate
     ------------------

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2010 and 2009, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2010, 2009 and 2008 no real estate was acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2010 and 2009, respectively. Depreciation expense on real estate totaled $0 million, $8 million and $18 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, AXA Equitable's equity real estate portfolio had no valuation allowances.

     Equity Method Investments
     -------------------------

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,459 million and $1,308 million, respectively, at December 31, 2010 and 2009. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $131 million and $91 million, respectively, at December 31, 2010 and 2009. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $173 million, $(78) million and $(58) million, respectively, for 2010, 2009 and 2008.

     Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (3 and 3 individual ventures at December 31, 2010 and 2009, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost.....................   $      557        $       547
       Investments in securities, generally at fair value..................           40                 34
       Cash and cash equivalents...........................................            4                 20
       Other assets........................................................           62                  1
                                                                             ----------------  -----------------
       Total Assets........................................................   $      663        $       602
                                                                             ================  =================

       Borrowed funds - third party........................................   $      299        $       310
       Other liabilities...................................................            7                 15
                                                                             ----------------  -----------------
       Total liabilities...................................................          306                325
                                                                             ----------------  -----------------

       Partners' capital...................................................          357                277
                                                                             ----------------  -----------------
       Total Liabilities and Partners' Capital.............................   $      663        $       602
                                                                             ================  =================

       The Company's Carrying Value in
         Those Entities Included Above.....................................   $      196        $       155
                                                                             ================  =================

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       STATEMENTS OF EARNINGS (LOSS)
       Revenues of real estate joint ventures............  $     110          $       30        $        60
       Net revenues of other limited partnership
         interests.........................................        3                  (5)                 -
       Interest expense - third party....................        (22)                 (7)               (14)
       Other expenses....................................        (59)                (17)               (37)
                                                          ----------------   ----------------  -----------------
       Net Earnings (Loss)...............................  $      32          $        1        $         9
                                                          ================   ================  =================

       The Company's Equity in Net Earnings (Loss) of
         Those Entities Included Above................... $       18         $         2       $         12
                                                          ================   ================  =================

     Derivatives
     -----------

     The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.


                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                     FAIR VALUE
                                                         ----------------------------------    GAINS (LOSSES)
                                          NOTIONAL            ASSET            LIABILITY       REPORTED IN NET
                                           AMOUNT          DERIVATIVES        DERIVATIVES      EARNINGS (LOSS)
                                        ------------       -----------        -----------      ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts (1):
   Futures........................      $      3,772       $          -       $          -     $        (815)
   Swaps..........................               734                  -                 27               (79)
   Options........................             1,070                  5                  1               (49)

Interest rate contracts (1):
   Floors.........................             9,000                326                  -               157
   Swaps      ....................             5,352                201                134               250
   Futures    ....................             5,151                  -                  -               289
   Swaptions  ....................             4,479                171                  -               (38)

Other freestanding contracts (1,4):
   Foreign currency Contracts.....               133                  -                  1                 1
                                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)...                                                                      (284)
                                                                                               ---------------


EMBEDDED DERIVATIVES:
GMIB reinsurance contracts (2)....                 -              4,606                  -             2,350

GWBL and other features (3).......                 -                  -                 38                17
                                        ------------       ------------       ------------     ---------------
Balances, Dec. 31, 2010...........      $     29,691       $      5,309       $        201     $       2,083
                                        ============       ============       ============     ===============


     (1) Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.
     (4)  Reported in Commissions, fees and other income.

                       Derivative Instruments by Category
                   At or For the Year Ended December 31, 2009


                                                                   Fair Value
                                                         --------------------------------      Gains (Losses)
                                                                               Liability       Reported In Net
                                       Notional Amount   Asset Derivatives    Derivatives      Earnings (Loss)
                                       ---------------   -----------------    -----------      ---------------
                                                                     (In Millions)
Freestanding derivatives:
Equity contracts(1):
   Futures........................      $      3,399       $          -       $          -      $     (1,142)
   Swaps..........................               801                  1                 19              (271)
   Options........................            11,650                920              1,139              (818)

Interest rate contracts (1):
   Floors.........................            15,000                300                  -              (128)
   Swaps..........................             2,100                 86                 25              (178)
   Futures........................             3,791                  -                  -              (526)
   Swaptions......................             1,200                 44                  -               (17)

Other freestanding contracts (2):.                 -                  -                  -                 -

                                                                                                ------------
   Net investment income (loss)                                                                       (3,080)
                                                                                                ------------
Embedded derivatives:
GMIB reinsurance contracts (2)....                 -              2,256                  -            (2,566)

GWBL and other features (3).......                 -                  -                 55               218
                                        ------------       ------------       ------------      ------------
Balances, Dec. 31, 2009...........      $     37,941       $      3,607       $      1,238      $     (5,428)
                                        ============       ============       ============      ============

     (1)  Reported in Other invested assets in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     The carrying value of goodwill related to AllianceBernstein totaled $3,456 million and $3,410 million at December 31, 2010 and 2009, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2010 and 2009 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

     The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2010, the impairment test indicated that goodwill was not impaired.

     The gross carrying amount of AllianceBernstein related intangible assets were $559 million and $555 million at December 31, 2010 and 2009, respectively and the accumulated amortization of these intangible assets were $313 million and $289 million at December 31, 2010 and 2009, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $24 million for 2010, 2009 and 2008, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2010, management determined that these intangible assets were not impaired.

     On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of a $14 million cash payment, $3 million of assumed liabilities and $32 million of contingent consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill.

     At December 31, 2010 and 2009, respectively, net deferred sales commissions totaled $76 million and $90 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2010 net asset balance for each of the next five years is $34 million, $20 million, $15 million, $6 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2010, AllianceBernstein determined that the deferred sales commission asset was not impaired.

     If market conditions deteriorate significantly and securities valuations remain depressed for prolonged periods of time, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2010 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings (loss).

5)  CLOSED BLOCKS

    Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                            DECEMBER 31,
                                                                                -------------------------------------
                                                                                      2010                2009
                                                                                -----------------    ----------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other...    $     8,272          $    8,412
        Policyholder dividend obligation....................................            119                   -
        Other liabilities...................................................            142                  70
                                                                                -----------------    ----------------
        Total Closed Block liabilities......................................          8,533               8,482
                                                                                -----------------    ----------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
          cost of $5,416 and $5,575)........................................          5,605               5,631
        Mortgage loans on real estate.......................................            981               1,029
        Policy loans........................................................          1,119               1,158
        Cash and other invested assets......................................            281                  68
        Other assets........................................................            245                 264
                                                                                -----------------    ----------------
        Total assets designated to the Closed Block.........................          8,231               8,150
                                                                                -----------------    ----------------

        Excess of Closed Block liabilities over assets designated to
          the Closed Block..................................................            302                 332

        Amounts included in accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder
             dividend obligation of $(119) and $0...........................             53                  44
                                                                                -----------------    ----------------

        Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities............................................    $       355          $      376
                                                                                =================    ================

       AXA Equitable's Closed Block revenues and expenses follow:

                                                                 2010              2009              2008
                                                            ----------------  ----------------  ----------------
                                                                               (IN MILLIONS)

        REVENUES:
        Premiums and other income.......................... $     365         $     382          $     393
        Investment income (loss) (net of investment
           expenses of $0, $1, and $0).....................       468               482                496
        Investment gains (losses), net:
           Total OTTI losses...............................       (31)              (10)               (46)
            Portion of loss recognized in
              other comprehensive income (loss)............         1                 -                  -
                                                            ---------------- -----------------  ----------------
                Net impairment losses recognized...........       (30)              (10)               (46)
            Other investment gains (losses), net...........         7                 -                 (2)
                                                            ---------------- -----------------  ----------------
                Total investment gains (losses), net.......       (23)              (10)               (48)
                                                            ---------------- -----------------  ----------------
        Total revenues.....................................       810               854                841
                                                            ---------------- -----------------  ----------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends..............       776               812                819
        Other operating costs and expenses.................         2                 2                  7
                                                            ---------------- -----------------  ----------------
        Total benefits and other deductions................       778               814                826
                                                            ---------------- -----------------  ----------------

        Net revenues, before income taxes..................        32                40                 15
        Income tax (expense) benefit.......................       (11)              (14)                (5)
                                                            ---------------- -----------------  ----------------
        Net Revenues....................................... $      21         $      26          $      10
                                                            ================ =================  ================

     A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010               2009
                                                                           -----------------  ------------------
                                                                                      (IN MILLIONS)
      Balances, beginning of year.........................................  $         -        $        -
      Unrealized investment gains (losses)................................          119                 -
                                                                           -----------------  ------------------
      Balances, End of year...............................................  $       119        $        -
                                                                           =================  ==================

     Impaired mortgage loans along with the related investment valuation allowances follows:


                                                                                     DECEMBER 31,
                                                                          ------------------------------------
                                                                               2010                2009
                                                                          ----------------    ----------------
                                                                                     (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances....    $        62         $         -
      Impaired mortgage loans without investment valuation allowances.              3                   -
                                                                          ----------------    ----------------
      Recorded investment in impaired mortgage loans..................             65                   -
      Investment valuation allowances.................................             (7)                  -
                                                                          ----------------    ----------------
      Net Impaired Mortgage Loans.....................................    $        58         $         -
                                                                          ================    ================

     During 2010, 2009 and 2008, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $13 million, $0 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1 million, $0 million and $0 million for 2010, 2009 and 2008, respectively.

     Valuation allowances on mortgage loans at December 31, 2010 and 2009 were $7 million and $0 million, respectively. Writedowns of fixed maturities were $30 million, $10 million and $46 million for 2010, 2009 and 2008, respectively.

6)   CONTRACTHOLDER BONUS INTEREST CREDITS

     Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                        DECEMBER 31,
                                                                             ------------------------------------
                                                                                  2010               2009
                                                                             ----------------  ------------------
                                                                                        (IN MILLIONS)

       Balance, beginning of year..........................................   $    795          $     808
       Contractholder bonus interest credits deferred .....................         39                 61
       Amortization charged to income .....................................        (62)               (74)
                                                                             ----------------  ------------------
       Balance, End of Year ...............................................   $    772          $     795
                                                                             ================  ==================

7)   FAIR VALUE DISCLOSURES

     Assets and liabilities are measured at fair value on a recurring basis and are summarized below:


                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

                                                   LEVEL 1            LEVEL 2            LEVEL 3              TOTAL
                                                ---------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
      Corporate..........................       $         7        $     21,405       $        320       $     21,732
      U.S. Treasury, government
        and agency.......................                 -               1,916                  -              1,916
      States and political subdivisions..                 -                 462                 49                511
      Foreign governments................                 -                 539                 21                560
      Commercial mortgage-backed.........                 -                   -              1,103              1,103
      Residential mortgage-backed (1)....                 -               1,668                  -              1,668
      Asset-backed (2)...................                 -                  98                148                246
      Redeemable preferred stock.........               207               1,112                  2              1,321
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................               214              27,200              1,643             29,057
                                                --------------     --------------     --------------     ---------------
   Other equity investments..............                53                   -                 13                 66
   Trading securities....................               425                  81                  -                506
   Other invested assets:
      Short-term investments.............                 -                 148                  -                148
      Swaps..............................                 -                  40                  -                 40
      Futures............................                 -                   -                  -                  -
      Options............................                 -                   4                  -                  4
      Floors.............................                 -                 326                  -                326
      Swaptions..........................                 -                 171                  -                171
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................                 -                 689                  -                689
                                                --------------     --------------     --------------     ---------------
Cash equivalents.........................             1,693                   -                  -              1,693
Segregated securities....................                 -               1,110                  -              1,110
GMIB reinsurance contracts...............                 -                   -              4,606              4,606
Separate Accounts' assets................            89,647               2,160                207             92,014
                                                --------------     --------------     --------------     ---------------
        Total Assets.....................       $    92,032        $      31,240      $      6,469       $    129,741
                                                ==============     ==============     ==============     ===============
LIABILITIES
GWBL and other features' liability.......       $         -        $           -      $         38       $         38
                                                --------------     --------------     --------------     ---------------
        Total Liabilities................       $         -        $           -      $         38       $         38
                                                ==============     ==============     ==============     ===============

          (1) Includes publicly traded agency pass-through securities and collateralized obligations.
          (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2009


                                               Level 1            Level 2            Level 3             Total
                                           ----------------   ----------------    ---------------   ----------------
                                                                        (In Millions)
Assets
Investments:
 Fixed maturities, available-for-sale:
    Corporate........................      $         -        $     19,728        $       466       $     20,194
    U.S. Treasury, government
      and agency.....................                -               1,690                  -              1,690
    States and political subdivisions                -                 334                 47                381
    Foreign governments..............                -                 281                 21                302
    Commercial mortgage-backed.......                -                   -              1,490              1,490
    Residential mortgage-backed (1)..                -               1,651                  -              1,651
    Asset-backed (2).................                -                  51                217                268
    Redeemable preferred stock.......              191               1,291                 12              1,494
                                           ---------------    ---------------     --------------    ---------------
      Subtotal.......................              191              25,026              2,253             27,470
 Other equity investments............               90                   -                  1                 91
 Trading securities..................              423                  61                  1                485
 Other invested assets...............                -                 (36)               300                264
Cash equivalents.....................            1,367                   -                  -              1,367
Segregated securities................                -                 986                  -                986
GMIB reinsurance contracts...........                -                   -              2,256              2,256
Separate Accounts' assets............           82,102               1,684                230             84,016
                                           ---------------    ---------------     --------------    ---------------
    Total Assets.....................      $    84,173        $      27,721       $     5,041       $    116,935
                                           ===============    ===============     ==============    ===============

Liabilities
GWBL and other features' liability...      $         -        $           -       $        55       $         55
                                           ---------------    ---------------     --------------    ---------------
    Total Liabilities................      $         -        $           -       $        55       $         55
                                           ===============    ===============     ==============    ===============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

     In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

     The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2010 and 2009, respectively:


                                                      LEVEL 3 INSTRUMENTS
                                                    FAIR VALUE MEASUREMENTS
                                                         (IN MILLIONS)

                                                 U.S.
                                              TREASURY,    STATE AND                 COMMERCIAL      RESIDENTIAL
                                               GOVT AND    POLITICAL     FOREIGN      MORTGAGE-        MORTGAGE-       ASSET-
                                 CORPORATE      AGENCY   SUB-DIVISIONS    GOVTS        BACKED           BACKED         BACKED
                                 ---------    ---------  -------------  ---------    ----------      -----------     ---------
Balance, January 1, 2010....     $     466    $       -     $      47   $      21     $   1,490       $       -      $     217
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment
      income (loss).........             4            -             -           -             2               -              -
    Investment gains
      (losses), net.........             6            -             -           -          (271)              -              1
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..             -            -             -           -             -               -              -
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
      Subtotal..............            10            -             -           -          (269)              -              1
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
   Other comprehensive
    income (loss)...........             3            -             3           -           119               -             14
Purchases/issuances.........            22            -             -           -             -               -              -
Sales/settlements...........           (88)           -            (1)          -          (237)              -            (40)
Transfers into/out of
 Level 3 (2)................           (93)           -             -           -             -               -            (44)
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
Balance, Dec. 31, 2010......     $     320    $       -     $      49   $      21     $   1,103       $       -      $     148
                                 =========    =========   ===========   =========    ==========      ==========      =========


   (1)  Includes Trading Securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                         GWBL
                                         REDEEMABLE        OTHER             OTHER         GMIB           SEPARATE     AND OTHER
                                          PREFERRED        EQUITY           INVESTED    REINSURANCE       ACCOUNTS      FEATURES
                                           STOCK        INVESTMENTS(1)       ASSETS        ASSET           ASSETS      LIABILITY
                                         ----------     --------------     ----------   -----------      ----------    ----------
Balance, January 1, 2010............     $       12     $          2       $      300    $    2,256      $      230    $       55
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment income (loss)....              -                -                -             -               -             -
    Investment gains (losses), net..              4                -                -             -             (22)            -
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..........              -                -                -         2,150               -             -
    Policyholders' benefits.........              -                -                -             -               -           (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
      Subtotal......................              4                -                -         2,150             (22)          (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
   Other comprehensive
     income (loss)..................              -                -                -             -               -             -
Purchases/issuances.................              -                -                -           200               2            17
Sales/settlements...................            (14)              (2)               -             -              (8)            -
Transfers into/out of
 Level 3 (2)........................              -               13             (300)            -               5             -
                                         ----------     ------------       ----------   -----------      ----------    ----------
Balance, Dec. 31, 2010..............     $        2     $         13       $        -    $    4,606      $      207    $       38
                                         ==========     ============       ==========   ===========      ==========    ==========


   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 U.S.                       State and        Commer-        Residen-
                                               Treasury,                    Political         cial            tial
                                               Govt and       Foreign          Sub-         Mortgage-       Mortgage       Asset-
                                Corporate       Agency         Govts        divisions        backed          backed        backed
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, January 1, 2009..     $       411    $       -      $      64     $        55     $    1,587       $      -       $   304
 Total gains (losses),
  realized and unrealized,
  included in:
  Earnings (Loss) as:
  Net investment
    income (loss).........               2            -              -               -              3              -            (1)
  Investment gains
   (losses), net..........             (40)           -              -               -            (24)             -           (20)
  Increase (decrease) in
   the fair value of the
   reinsurance contracts..               -            -              -               -              -              -             -
                               -----------    ----------     ---------     -----------     ----------       --------       -------
     Subtotal.............             (38)           -              -               -            (21)             -           (21)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
 Other comprehensive
  income (loss)...........              14            -              3              (7)            49              -            20
Purchases/issuances......              107            -              1               -              -              -             -
Sales/settlements.........             (41)           -              -              (1)          (127)             -           (48)
Transfers into/out of
  Level 3 (2).............              13            -            (47)              -              2              -           (38)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, Dec. 31, 2009....     $       466    $       -      $      21     $        47     $    1,490       $      -       $   217
                               ===========    ==========     =========     ===========     ==========       ========       =======

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                  Redeem-                                                                                GWBL
                                   able             Other              Other           GMIB            Separate       and Other
                                 Preferred         Equity             Invested      Reinsurance         Accounts       Features
                                   Stock        Investments(1)         Assets          Asset             Assets       Liability
                                -----------     --------------      ------------    -----------       -----------     ----------
Balance, January 1, 2009....    $         2       $       2          $      547      $    4,822        $      334      $    273
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (Loss) as:
  Net investment
    income (loss) ..........              -               -                (357)              -                 -             -
  Investment gains
   (losses), net............            (45)              -                   -               -               (95)            -
  Increase (decrease)
   in the fair value of the
   reinsurance contracts....              -               -                   -          (2,746)                -             -
  Policyholders' benefits...              -               -                   -               -                 -          (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
     Subtotal...............            (45)              -                (357)         (2,746)              (95)         (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
 Other comprehensive
  income (loss).............             34               -                   -               -                 -             -
Purchases/issuances.........              -               -                   -             180                 1            12
Sales/settlements...........              -              (1)                110               -                (7)            -
Transfers into/out of
  Level 3 (2)...............             21               1                   -               -                (3)            -
                                -----------     -------------        -----------     -----------       -----------    -----------
Balance, Dec. 31, 2009......    $        12       $       2          $      300      $    2,256        $      230      $     55
                                ===========     =============        ===========     ===========       ===========    ===========

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                         EARNINGS (LOSS)
                                        --------------------------------------------------
                                                                              INCREASE
                                            NET           INVESTMENT       (DECREASE) IN
                                         INVESTMENT          GAINS         FAIR VALUE OF                             POLICY-
                                           INCOME          (LOSSES),        REINSURANCE                             HOLDERS'
                                           (LOSS)             NET            CONTRACTS             OCI              BENEFITS
                                        -------------    --------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2010
STILL HELD AT DECEMBER 31, 2010:
   Change in unrealized
   gains (losses):
     Fixed maturities,
      available-for-sale:
        Corporate...................    $      -         $       -         $        -         $       10         $           -
        U.S. Treasury, government
          and agency................           -                 -                  -                  -                     -
        State and political
          subdivisions..............           -                 -                  -                  2                     -
        Foreign governments.........           -                 -                  -                  1                     -
        Commercial
          mortgage-backed...........           -                 -                  -                 92                     -
        Residential
          mortgage-backed...........           -                 -                  -                  -                     -
        Asset-backed................           -                 -                  -                 13                     -
        Redeemable preferred stock..           -                 -                  -                  -                     -
                                        ------------     --------------    --------------     --------------     ---------------
            Subtotal................           -                 -                  -                118                     -
                                        ------------     --------------    --------------     --------------     ---------------
      Equity securities,
        available-for-sale..........           -                 -                  -                  -                     -
     Other equity investments.......           -                 -                  -                  -                     -
     Other invested assets..........           -                 -                  -                  -                     -
     Cash equivalents...............           -                 -                  -                  -                     -
     Segregated securities..........           -                 -                  -                  -                     -
     GMIB reinsurance contracts.....           -                 -              2,350                  -                     -
     Separate Accounts' assets......           -               (21)                 -                  -                     -
     GWBL and other
        features' liability.........           -                 -                  -                  -                    17
                                        ------------     --------------    --------------     --------------     ---------------
         Total......................    $      -         $     (21)        $    2,350         $      118         $          17
                                        ============     ==============    ==============     ==============     ===============

                                                        Earnings (Loss)
                                      ----------------------------------------------------
                                                                              Increase
                                            Net            Investment      (Decrease) in
                                        Investment           Gains         Fair Value of                             Policy-
                                          Income           (Losses),        Reinsurance                             holders'
                                          (Loss)              Net            Contracts             OCI              Benefits
                                      ----------------    -------------    ---------------    ---------------    ----------------
                                                                            (In Millions)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized
   gains (losses)
     Fixed maturities,
      available-for-sale:
        Corporate...................  $         -        $       -         $        -         $       (2)        $         -
        U.S. Treasury, government
          and agency................            -                -                  -                  -                   -
        State and political
          subdivisions..............            -                -                  -                 (7)                  -
        Foreign governments.........            -                -                  -                  2                   -
        Commercial
          mortgage-backed...........            -                -                  -                 37                   -
        Residential
          mortgage-backed...........            -                -                  -                  -                   -
        Asset-backed................            -                -                  -                  7                   -
        Redeemable preferred stock..            -                -                  -                 34                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
            Subtotal................            -                -                  -                 71                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
      Equity securities,
        available for sale..........            -                -                  -                  -                   -
     Other equity investments.......            -                -                  -                  -                   -
     Other invested assets..........         (247)               -                  -                  -                   -
     Cash equivalents...............            -                -                  -                  -                   -
     Segregated securities..........            -                -                  -                  -                   -
     GMIB reinsurance contracts.....            -                -             (2,566)                 -                   -
     Separate Accounts' assets......            -              (96)                 -                  -                   -
     GWBL and other
        features' liability.........            -                -                  -                  -                 218
                                      ----------------    -------------    ---------------    ---------------    ----------------
         Total......................  $      (247)        $    (96)        $   (2,566)        $       71         $       218
                                      ================    =============    ===============    ===============    ================

     The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented in the table below.


                                                                        DECEMBER 31,
                                              ------------------------------------------------------------------
                                                           2010                              2009
                                              --------------------------------  --------------------------------
                                                 CARRYING           FAIR           Carrying           Fair
                                                  VALUE            VALUE            Value            Value
                                              ---------------  ---------------  ---------------  ---------------
                                                                        (IN MILLIONS)

       Consolidated:
       -------------
         Mortgage loans on real estate.......  $    3,571       $    3,669       $    3,555       $   3,547
         Other limited partnership interests.       1,451            1,451            1,308           1,308
         Policyholders liabilities:
           Investment contracts..............       2,609            2,679            2,721           2,729
         Long-term debt......................         200              228              200             226
         Loans to affiliates.................       1,045            1,101            1,048           1,077
       Closed Blocks:
       --------------
         Mortgage loans on real estate.......  $      981       $    1,015       $    1,029       $   1,021
         Other equity investments............           1                1                2               2
         SCNILC liability....................           7                7                8               8



8)   GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

     A)  Variable Annuity Contracts - GMDB, GMIB and GWBL
         ------------------------------------------------

     The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

       o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

       o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

       o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

       o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset; or

       o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                               GMDB               GMIB              TOTAL
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $     253          $      310        $       563
         Paid guarantee benefits.........................        (73)                 (8)               (81)
         Other changes in reserve........................        801               1,678              2,479
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2008......................        981               1,980              2,961
         Paid guarantee benefits.........................       (249)                (58)              (307)
         Other changes in reserve........................        355                (364)                (9)
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2009......................      1,087               1,558              2,645
         Paid guarantee benefits.........................       (208)                (45)              (253)
         Other changes in reserve........................        386                 798              1,184
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2010......................  $   1,265          $    2,311        $     3,576
                                                          ================   ================  =================

      Related GMDB reinsurance ceded amounts were:

                                                               GMDB
                                                          ----------------
                                                           (IN MILLIONS)

       Balance at January 1, 2008........................  $      27
         Paid guarantee benefits.........................         (7)
         Other changes in reserve........................        307
                                                          ----------------
       Balance at December 31, 2008......................        327
         Paid guarantee benefits.........................        (86)
         Other changes in reserve........................        164
                                                          ----------------
       Balance at December 31, 2009......................        405
         Paid guarantee benefits.........................        (81)
         Other changes in reserve........................        209
                                                          ----------------
       Balance at December 31, 2010......................  $     533
                                                          ================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                 PREMIUM        RATCHET        ROLL-UP          COMBO         TOTAL
                                             --------------  -------------  --------------  -------------  -------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account................    $   11,588     $     253       $      141    $       501    $    12,483
           Separate Accounts..............    $   29,171     $   7,591       $    4,263    $    34,802    $    75,827
        Net amount at risk, gross.........    $    1,114     $   1,071       $    2,607    $     9,999    $    14,791
        Net amount at risk, net of
           amounts reinsured..............    $    1,114     $     684       $    1,737    $     3,950    $     7,485
        Average attained age
            of contractholders............            50.0          62.7             67.8           63.2           53.8
        Percentage of contractholders
           over age 70....................             7.7%         26.0%            44.5%          26.0%          13.4%
        Range of contractually specified
           interest rates................           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%

      GMIB:
      -----
        Account values invested in:
           General Account................          N/A            N/A       $       31    $       607    $       638
           Separate Accounts..............          N/A            N/A       $    2,862    $    47,430    $    50,292
        Net amount at risk, gross.........          N/A            N/A       $    1,314    $     1,330    $     2,644
        Net amount at risk, net of
           amounts reinsured..............          N/A            N/A       $      387    $       313    $       700
        Weighted average years remaining
           until annuitization............          N/A            N/A                 .7            6.1            5.7
        Range of contractually
           specified interest rates......           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%


    The GWBL and other guaranteed benefits related liability not included above, were $38 million and $55 million at December 31, 2010 and 2009, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:



              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       GMDB:
          Equity...........................................................   $     48,904      $      41,447
          Fixed income.....................................................          3,980              3,957
          Balanced.........................................................         22,230             20,940
          Other............................................................            713              2,246
                                                                             ----------------  -----------------
          Total............................................................   $     75,827      $      68,590
                                                                             ================  =================

       GMIB:
          Equity...........................................................   $     31,837      $      27,837
          Fixed income.....................................................          2,456              2,514
          Balanced.........................................................         15,629             15,351
          Other............................................................            370                618
                                                                             ----------------  -----------------
          Total............................................................   $     50,292      $      46,320
                                                                             ================  =================

     C) Hedging Programs for GMDB, GMIB and GWBL Features
        -------------------------------------------------

     Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2010, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $39,377 million and $5,593 million, respectively, with the GMDB feature and $20,512 million and $320 million, respectively, with the GMIB feature.

     These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

     D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
        ------------------------------------------------------------------
        Guarantee
        ---------

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:


                                                              DIRECT           REINSURANCE
                                                             LIABILITY            CEDED               NET
                                                          ----------------   ----------------   ----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $      135         $     (108)        $       27
          Other changes in reserves......................          68                (45)                23
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2008......................         203               (153)                50
          Other changes in reserves......................          52                (21)                31
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2009......................         255               (174)                81
          Other changes in reserves......................         120                (57)                63
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2010......................  $      375         $     (231)        $      144
                                                          ================   ================   ================


9)   REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

     The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     At December 31, 2010, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 42.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 73.5% of its current liability exposure resulting from the GMIB feature. See Note 8.

     Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2010 and 2009 were $4,606 million and $2,256 million, respectively. The increases (decreases) in estimated fair value were $2,350 million, $(2,566) million and $1,567 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,332 million and $2,338 million of which $1,913 million and 2,077 million related to two specific reinsurers with AA-/A rating with the remainder of the reinsurers rated BBB and above. At December 31, 2010 and 2009, affiliated reinsurance recoverables related to insurance contracts amounted to $920 million and $690 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

     Reinsurance payables related to insurance contracts totaling $74 million and $80 million are included in other liabilities in the consolidated balance sheets at December 31, 2010 and 2009, respectively.

     The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $195 million and $207 million at December 31, 2010 and 2009, respectively.

     The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

     The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2010 and 2009 were $685 million and $648 million, respectively.

     The following table summarizes the effect of reinsurance:

                                                             2010               2009               2008
                                                        ----------------   ----------------  -----------------
                                                                            (IN MILLIONS)
     Direct premiums...................................  $     903          $      838        $       848
     Reinsurance assumed...............................        213                 202                194
     Reinsurance ceded.................................       (586)               (609)              (283)
                                                        ----------------   ----------------  -----------------
     Premiums .........................................  $     530          $      431        $       759
                                                        ================   ================  =================

     Universal Life and Investment-type Product
       Policy Fee Income Ceded.........................  $     210          $      197        $       169
                                                        ================   ================  =================
     Policyholders' Benefits Ceded.....................  $     536          $      485        $     1,222
                                                        ================   ================  =================
     Interest Credited to Policyholders' Account
       Balances Ceded..................................  $       -          $        -        $        33
                                                        ================   ================  =================

     Individual Disability Income and Major Medical
     ----------------------------------------------

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $90 million and $92 million at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, respectively, $1,622 million and $1,667 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Incurred benefits related to current year.........  $      30          $       38        $        36
       Incurred benefits related to prior years..........         10                   6                  4
                                                          ----------------   ----------------  -----------------
       Total Incurred Benefits...........................  $      40          $       44        $        40
                                                          ================   ================  =================

       Benefits paid related to current year.............  $      12          $       13        $        11
       Benefits paid related to prior years..............         30                  34                 29
                                                          ----------------   ----------------  -----------------
       Total Benefits Paid...............................  $      42          $       47        $        40
                                                          ================   ================  =================

10)    SHORT-TERM AND LONG-TERM DEBT

       Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010                2009
                                                                           -----------------   -----------------
                                                                                      (IN MILLIONS)
       Short-term debt:
       AllianceBernstein commercial paper
         (with interest rates of 0.3% and 0.2%)...........................  $      225          $       249
                                                                           -----------------   -----------------
       Total short-term debt..............................................         225                  249
                                                                           -----------------   -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015...................................         200                  200
                                                                           -----------------   -----------------
       Total long-term debt...............................................         200                  200
                                                                           -----------------   -----------------

       Total Short-term and Long-term Debt................................  $      425          $       449
                                                                           =================   =================

     Short-term Debt
     -----------------

     AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($13 million, as of December 31, 2010). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2010, there were no outstanding borrowings from FHLBNY.

     On December 9, 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1.00 billion with SCB LLC as an additional borrower.

     The 2010 AB Credit Facility replaces AllianceBernstein's existing $1.95 billion of committed credit lines (comprised of two separate lines - a $1.00 billion committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

     The 2010 AB Credit Facility will be available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.00 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

     As of December 31, 2010 and 2009, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

     In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $125 million while three lines have no stated limit.

     Long-term Debt
     --------------

     At December 31, 2010, the Company was not in breach of any long-term debt covenants.

11)  RELATED PARTY TRANSACTIONS

     Loans to Affiliates
     -------------------

     In September 2007, AXA issued $650 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

     On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

     Loans from Affiliates
     ---------------------

     In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

     In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     Other Transactions
     ------------------

     The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $59 million, $56 million and $76 million, respectively, for 2010, 2009 and 2008.

     In 2010, 2009 and 2008, respectively, the Company paid AXA Distribution and its subsidiaries $647 million, $634 million and $754 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $428 million, $402 million and $321 million, respectively, for their applicable share of operating expenses in 2010, 2009 and 2008, pursuant to the Agreements for Services.

     In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Bermuda, an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,893 million equal to the market value of the insurance liabilities assumed by AXA Financial (Bermuda) Ltd. ("AXA Bermuda") and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda manages the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,386 resulting in a cost of reinsurance of $3,507 million. The cost of this arrangement was deferred and is being amortized over the life of the underlying annuity contracts. Amortization of the cost was $274 million and $318 million in 2010 and 2009, respectively.

     Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $0 million, $1 million and $0 million, respectively.

     AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2010, 2009 and 2008 totaled approximately $9 million, $8 million and $6 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $1 million and $0 million, respectively.

     Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2010, 2009 and 2008 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $4 million, $5 million and $4 million, respectively. Premiums earned in 2010, 2009 and 2008 from MONY Life Insurance Company of America totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $0 million and $12 million respectively. Premiums earned in 2010, 2009 and 2008 from US Financial Life Insurance Company totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $10 million, $4 million and $8 million, respectively.

     Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $160 million, $152 million and $158 million in 2010, 2009 and 2008, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $51 million, $50 million and $63 million in 2010, 2009 and 2008, respectively. The net receivable related to these contracts was approximately $9 million and $6 million at December 31, 2010 and 2009, respectively.

     Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                 2010              2009               2008
                                                           -----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
        Investment advisory and services fees............   $       809        $       644       $       864
        Distribution revenues............................           339                277               378
        Other revenues - shareholder servicing fees......            93                 90                99
        Other revenues - other...........................             5                  7                 7
        Institutional research services..................             -                  1                 1

12)  EMPLOYEE BENEFIT PLANS

     The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering its qualifying employees (including certain qualified part-time employees), managers and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2010 due to the significant uncertainty and complexity of many aspects of the new law.

     Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

     For 2010, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $6 million and $196 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. The Company's (excluding AllianceBernstein) cash contributions during 2011 are estimated to be approximately $283 million. Alliance- Bernstein currently estimates that it will contribute $7 million to its pension plan during 2011.

     Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13 million, which was offset against existing deferred losses in AOCI. In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $4 million in fourth quarter 2008.

     Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Service cost......................................  $      37          $      38         $       42
       Interest cost.....................................        129                136                134
       Expected return on plan assets....................       (115)              (126)              (194)
       Curtailment gain..................................          -                  -                 (4)
       Net amortization..................................        125                 95                 43
       Plan amendments and additions.....................         13                  2                  -
                                                          ----------------   ----------------  -----------------
       Net Periodic Pension Expense......................  $     189          $     145         $       21
                                                          ================   ================  =================

     Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       Projected benefit obligation, beginning of year.....................   $    2,241        $     2,181
       Service cost........................................................           30                 30
       Interest cost.......................................................          129                136
       Actuarial (gains) losses............................................          171                 69
       Benefits paid.......................................................         (170)              (177)
       Plan amendments and additions.......................................           23                  2
                                                                             ----------------  -----------------
       Projected Benefit Obligation, End of Year...........................   $    2,424        $     2,241
                                                                             ================  =================

     The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                         DECEMBER 31,
                                                                               ----------------------------------
                                                                                    2010              2009
                                                                               ---------------   ----------------
                                                                                         (IN MILLIONS)
       Pension plan assets at fair value, beginning of year...................  $    1,406        $    1,460
       Actual return on plan assets...........................................         106               104
       Contributions..........................................................         202                32
       Benefits paid and fees.................................................        (185)             (190)
                                                                               ---------------   ----------------
       Pension plan assets at fair value, end of year.........................       1,529             1,406
       PBO....................................................................       2,424             2,241
                                                                               ---------------   ----------------
       Excess of PBO Over Pension Plan Assets.................................  $     (895)       $     (835)
                                                                               ===============   ================

     Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $895 million and $835 million at December 31, 2010 and 2009, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,424 million and $1,529 million, respectively, at December 31, 2010 and $2,241 million and $1,406 million, respectively, at December 31, 2009. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,391 million and $1,529 million, respectively, at December 31, 2010 and $2,206 million and $1,406 million, respectively, at December 31, 2009. The accumulated benefit obligation for all defined benefit pension plans were $2,391 million and $2,206 million at December 31, 2010 and 2009, respectively.

     The following table discloses the amounts included in AOCI at December 31, 2010 and 2009 that have not yet been recognized as components of net periodic pension cost:

                                                                                      DECEMBER 31,
                                                                         ---------------------------------------
                                                                               2010                 2009
                                                                         ------------------   ------------------
                                                                                     (IN MILLIONS)
       Unrecognized net actuarial (gain) loss ........................... $      1,554         $     1,493
       Unrecognized prior service cost (credit)..........................            8                   7
                                                                         ------------------   ------------------
            Total ....................................................... $      1,562         $     1,500
                                                                         ==================   ==================

     The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $144 million and $1 million, respectively.

     The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2010 and 2009:

                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                                  2010               2009
                                                                         ------------------   ------------------
                                                                                       (IN MILLIONS)
       Fixed maturities................................................           48.5%               45.3%
       Equity securities...............................................           37.0                37.0
       Equity real estate..............................................           11.8                11.6
       Cash and short-term investments.................................            2.7                 6.1
                                                                         ------------------   ------------------
          Total .......................................................          100.0%              100.0%
                                                                         ==================   ==================

     The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the respective Investment Committees established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

     In 2010, AXA Equitable qualified pension plans continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded equity futures contracts, and exchange-traded funds that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

     The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2010 and 2009, respectively.


                                                 LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
       DECEMBER 31, 2010                     ---------------  ---------------  ---------------  ---------------
       ASSET CATEGORIES                                                 (IN MILLIONS)
       Fixed maturities:
         Corporate...........................  $        -       $      564       $        -       $     564
         US Treasury, government
           and agency........................           -              148                -             148
         States and political subdivisions...           -                9                -               9
         Foreign governments.................           -                -                -               -
         Commercial mortgage-backed..........           -                -                -               -
         Asset-backed........................           -                -                -               -
         Other structured debt...............           -                -                6               6
       Common and preferred equity...........         410                2                -             412
       Mutual funds..........................         115                -                -             115
       Hedge funds...........................           -                                 -               -
       Derivatives, net......................           1                6                -               7
       Private real estate investment funds..                            -               13              13
       Private investment trusts.............           -               51              163             214
       Commercial mortgages..................           -                -
       Cash and cash equivalents.............           6                2                -               8
       Short-term investments................           2               31                -              33
                                              ---------------  ---------------  ---------------  ---------------
         Total  .............................  $      534       $      813       $      182       $   1,529
                                              ===============  ===============  ===============  ===============

       December 31, 2009
       Asset Categories
       Fixed maturities:
         Corporate...........................  $        -       $      415       $        -       $      415
         US Treasury, government                        -
           and agency........................                          192                -              192
         States and political subdivisions...           -                9                -                9
         Foreign governments.................           -                -                -                -
         Commercial mortgage-backed..........           -                -                -                -
         Asset-backed........................           -                -                -                -
         Other structured debt...............           -                -                7                7
       Common and preferred equity...........         575                1                -              576
       Mutual funds..........................           5                -                -                5
       Hedge funds...........................           -                7                -                7
       Derivatives, net......................         (96)               -                -              (96)
       Private real estate investment funds..           -                -               12               12
       Private investment trusts.............           -               44              147              191
       Commercial mortgages..................           -                -                2                2
       Cash and cash equivalents.............          32                1                -               33
       Short-term investments................          29               24                -               53
                                              ---------------  ---------------  ---------------  ---------------
         Total...............................  $      545       $      693       $      168       $    1,406
                                              ===============  ===============  ===============  ===============

     At December 31, 2010, assets classified as Level 1, Level 2, and Level 3 comprise approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprised approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $163 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

     The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2010 and 2009, respectively.

                                                     PRIVATE REAL
                                                        ESTATE        PRIVATE
                                        FIXED         INVESTMENT     INVESTMENT    COMMERCIAL
                                     MATURITIES(1)       FUNDS         TRUSTS       MORTGAGES       TOTAL
                                     -------------   ------------    ----------    ----------     ----------
                                                                   (IN MILLIONS)
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
       Actual return on Plan assets:
          Relating to assets still
           held at December 31, 2010          (1)             1             16             -              16
          Relating to assets sold
           during 2010..............           -              -              -             -               -
       Purchases, sales, issues and
        settlements, net...........            -              -              -            (2)             (2)
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2010..........   $        6     $       13     $      163    $        -      $      182
                                      ==========     ==========     ==========    ==========      ==========

       Balance at
        January 1, 2009............   $        6     $       15     $      224    $        2      $      247
       Actual return on Plan
        assets:
          Relating to assets still
           held at December 31, 2009           1             (3)           (77)            -             (79)
       Purchases, sales, issues and
        settlements, net...........            -              -              -             -               -
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
                                      ==========     ==========     ==========    ==========      ==========

     (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

     The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2010 and 2009 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2010 and 2009.


                                                                                 2010              2009
                                                                             ------------      ------------
       Discount rates:
         Benefit obligation.............................................         5.25%             6.00%
         Periodic cost..................................................         6.00%             6.50%

       Rates of compensation increase:
         Benefit obligation and periodic cost...........................         6.00%             6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost)...................................         6.75%             6.75%

     The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

     Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $14 million, $16 million and $17 million for 2010, 2009 and 2008, respectively.

     The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2011, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2010 and include benefits attributable to estimated future employee service.


                                                            PENSION
                                                            BENEFITS
                                                        -----------------
                                                          (IN MILLIONS)
                                                        -----------------

       2011...........................................  $       190
       2012...........................................          199
       2013...........................................          198
       2014...........................................          197
       2015...........................................          195
       Years 2016-2020................................          943

     AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of

     AllianceBernstein totaling $216 million, $221 million and $133 million for 2010, 2009 and 2008, respectively. As further described in Note 13, the cost of the 2010 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

13)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

     In first quarter 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $199 million, $78 million and $34 million for share-based payment arrangements as further described herein.

     Performance Units. On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction of two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

     On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Management Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2010, the expense associated with the March 19, 2010 grant of performance units was approximately $8 million.

     On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4 million and equity settlements of the remainder with approximately 46,615 AXA ADRs for aggregate value of approximately $1 million. The AXA ordinary shares are subject to non-transferability restriction for two years. These AXA ADRs were sourced from settlement on May 10, 2009 of a forward purchase contract entered into on September 26, 2007 by which AXA Financial took delivery of 78,000 shares for payment of approximately $4 million.

     On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance-related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2010 and 2009, the Company recognized compensation expense of approximately $9 million and $5 million in respect of the March 20, 2009 grant of performance units.

     On June 16, 2008, AXA Financial entered into a total return swap and a forward purchase contract on the AXA ADR to limit its price exposure on awards expected to vest on April 1, 2010 under the terms of the AXA Performance Unit Plan 2008. Terms of the swap agreement require quarterly payments by AXA Financial of a LIBOR-based spread in exchange for a total return payment on the AXA ADR based on 773,000 notional shares. The forward purchase contract requires AXA Financial to take delivery of 220,000 AXA ADRs on April 10, 2010 for payment of $33.7329 per share, or approximately $7 million. The forward purchase obligation has been recognized by AXA Financial Group in its consolidated balance sheets at December 31, 2009 as a direct reduction of capital in excess of par value and does not require adjustment in future periods for changes in value.

     On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $19 million and equity settlements of the remainder with approximately 153,494 AXA ADRs for aggregate value of approximately $6 million. The AXA ADRs has a non-transferability restriction for two years which expired in 2010. These AXA ADRs were sourced from settlement on March 31, 2008 of a forward purchase contract entered into on March 19, 2007, by which AXA Financial took delivery of 167,500 shares for payment of approximately $7 million.

     For 2010, 2009 and 2008, the Company recognized compensation costs of $16 million, $5 million and $6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2010 and 2009 was $38 million and $18 million, respectively. Approximately 2,209,314 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing the grant of March 19, 2010 for which cumulative average 2010-2011 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2009.

     Option Plans. On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the

     AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2010, the expense associated with the March 19, 2010 grant of options was approximately $3 million.

     On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan") was established, under which various types of Holding unit-based awards may be granted to its employees and independent directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30 million. The 2010 Plan also permits AllianceBernstein to award an additional 30 million Holding units if they acquire the Holding units on the open market or through private purchases. During 2010, AllianceBernstein granted 25,910 options to buy Holding units and 12 million restricted Holding units, net of forfeitures, under the 2010 Plan. As a result, Holding unit-based awards (including options) in respect of 48 million Holding units are available for grant as of December 31, 2010.

     On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $23 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding units generally vest ratably over a five year period.

     The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

     A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2010 follows:

                                                                  Options Outstanding
                          -----------------------------------------------------------------------------------------------------
                                AXA Ordinary Shares                  AXA ADRs (3)             AllianceBernstein Holding Units
                          --------------------------------- -------------------------------- ----------------------------------
                                              Weighted                          Weighted                          Weighted
                              Number          Average           Number          Average          Number           Average
                           Outstanding        Exercise        Outstanding       Exercise      Outstanding         Exercise
                          (In Millions)        Price         (In Millions)       Price       (In Millions)         Price
                          --------------- ----------------- ---------------- --------------- ---------------  -----------------
Options outstanding at
   January 1, 2010.......          15.0    (Euro)     23.75            10.9   $       19.95          12.1      $       41.79
Options granted..........           2.3    (Euro)     14.98             -     $        -               .4      $       27.52
Options exercised........           -      (Euro)         -             (.6)  $       16.69           (.5)     $       17.05
Options forfeited, net...          (1.0)   (Euro)     26.80             (.3)  $       27.10          (1.0)     $       46.68
Options expired..........           -                                   -                             (.8)     $       51.39
                          ---------------                   ----------------                 ---------------
Options Outstanding at
   December 31, 2010.....          16.3    (Euro)     22.34            10.0   $       19.96          10.2      $       41.24
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.5                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............          6.47                                2.39                           6.9
                          ===============                   ================                 ===============
Options Exercisable at
   December 31, 2010.....           8.7    (Euro)     25.36            10.0   $       19.97           2.7      $       44.94
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.4                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............           5.17                                2.36                          4.7
                          ===============                   ================                 ===============

   (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2010 of the respective underlying shares over the strike prices of the option awards.
   (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
   (3) AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

     Cash proceeds received from employee and financial professional exercises of stock options in 2010 was $10 million. The intrinsic value related to employee and financial professional exercises of stock options during 2010, 2009 and 2008 were $3 million, $8 million and $44 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $3 million and $15 million, respectively, for the periods then ended. In 2010, 2009 and 2008, windfall tax benefits of approximately $1 million, $2 million and $10 million, respectively, resulted from employee and financial professional exercises of stock option awards.

     At December 31, 2010, AXA Financial held 883,832 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $26.86 per share, of which approximately 645,414 were designated to fund future exercises of outstanding stock options and approximately 238,418 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. During 2010, AXA Financial utilized approximately 496,907 AXA ADRs and AXA Ordinary Shares from treasury to fund exercises of employee stock options. Outstanding options to purchase AXA Ordinary Shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

     For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2010, 2009 and 2008, respectively.

                                               AXA Ordinary Shares             AllianceBernstein Holding Units
                                          -------------------------------  ----------------------------------------
                                            2010      2009       2008          2010         2009          2008
                                          ------- ------------ ----------  ------------ ------------ --------------
       Dividend yield...................   6.98%     10.69%      7.12%       7.2-8.2%    5.2 - 6.1%       5.4%

       Expected volatility..............   36.5%     57.5%       34.7%      46.2-46.6%  40.0 - 44.6%     29.3%

       Risk-free interest rates.........   2.66%     2.74%       4.19%       2.2-2.3%     1.6-2.1%        3.2%

       Expected life in years...........    6.4       5.5         6.0          6.0         6.0-6.5        6.0

       Weighted average fair value per
         option at grant date...........   $3.54     $2.57       $5.70        $6.18         $3.52        $10.85

     For 2010, 2009 and 2008, AXA Financial Group recognized compensation costs for employee and financial professional stock options of $16 million, $20 million, and $27 million, respectively. As of December 31, 2010, approximately $4 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

     Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

     In 2010, AllianceBernstein granted 13.1 million restricted Holding unit awards to employees. To fund these awards, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010.

     In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted Holding units with a grant date fair value of $19.20 per Holding unit. These Holding units vest ratably over a 5-year period and are subject to accelerated vesting.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $149 million, $45 million and $6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2010, approximately 22 million restricted shares and Holding units remain unvested. At December 31, 2010, approximately $419 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.5 years.


     The following table summarizes unvested restricted stock activity for 2010.

                                                                                                   WEIGHTED
                                                                                SHARES OF           AVERAGE
                                                                               RESTRICTED         GRANT DATE
                                                                                  STOCK           FAIR VALUE
                                                                             ----------------   ----------------
       Unvested as of January 1, 2010........................................     404,485        $      31.74
       Granted...............................................................      87,055        $      19.76
       Vested................................................................     (99,779)       $      28.24
       Forfeited.............................................................           -
                                                                             ----------------
       Unvested as of December 31, 2010......................................     391,761        $      29.97
                                                                             ================

     Restricted stock vested in 2010, 2009 and 2008 had aggregate vesting date fair values of approximately $2 million, $2 million and $3 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $6 million.

     Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In third quarter 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010, 2009 and 2008, respectively, approximately 103,569, 11,368 and 652,919 of these awards were exercised at an aggregate cash-settlement value of $357,961, $77,723 and $9 million. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559), $(474,610) and $(6) million for 2010, 2009 and 2008, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

     SARs. On March 19, 2010 and March 20, 2009, respectively, 24,101 and 129,722 Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 15.43 Euros and 10.00 Euros, respectively as of the date of exercise. At December 31, 2010, 384,330 SARs were outstanding, having weighted average remaining contractual term of 6.5 years. The accrued value of SARs at December 31, 2010 and 2009 was $236,114 and $1 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2010, 2009 and 2008, the Company recorded compensation expense for SARs of $(865,661), $731,835 and $(2) million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

     AXA Shareplan. In 2010, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2010. Similar to the AXA Shareplan programs previously offered in 2001 through 2009, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2010 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $14.60 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 16.71% formula discounted price of $15.20 per share on a leveraged basis with a guaranteed return of initial investment plus 70% of any appreciation in the undiscounted value of the total shares purchased. The Company recognized compensation expense of $17 million in 2010, $7 million in 2009 and $1 million in 2008 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2010, 2009 and 2008 primarily invested under

     Investment Option B for the purchase of approximately 8 million, 6 million and 7 million AXA ordinary shares, respectively.

     AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010, 2009 and 2008, respectively, the Company recognized compensation expense of approximately $2 million, $2 million and $2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

     Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000.

14)  NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET


     The following table breaks out Net investment income (loss) by asset category:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $   1,616          $   1,582         $    1,669
       Mortgage loans on real estate.....................        231                231                252
       Equity real estate................................         20                  6                 12
       Other equity investments..........................        111                (68)              (111)
       Policy loans......................................        234                238                251
       Short-term investments............................         11                 21                 31
       Derivative investments............................       (284)            (3,079)             7,302
       Broker-dealer related receivables.................         12                 15                 65
       Trading securities................................         49                137               (344)
       Other investment income...........................         36                 14                 28
                                                          ----------------   ----------------  -----------------

         Gross investment income (loss)..................      2,036               (903)             9,155

       Investment expenses...............................        (56)               (73)               (65)
       Interest expense..................................         (4)                (4)               (36)
                                                          ----------------   ----------------  -----------------

       Net Investment Income (Loss)......................  $   1,976          $    (980)        $    9,054
                                                          ================   ================  =================

     For 2010, 2009 and 2008, respectively, Net investment income (loss) from derivatives included $(968) million, $(1,769) million and $6,623 million of realized gains (losses) on contracts closed during those periods and $684 million, $(1,310) million and $679 million of unrealized gains (losses) on derivative positions at each respective year end.

     Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $     (200)        $       (2)       $      (367)
       Mortgage loans on real estate.....................         (18)                 -                  2
       Equity real estate................................           -                  -                 (2)
       Other equity investments..........................          34                 53                 12
       Other(1)  ........................................           -                  3                 16
                                                          ----------------   ----------------  -----------------
       Investment Gains (Losses), Net....................  $     (184)        $       54        $      (339)
                                                          ================   ================  =================

    (1) In 2008, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $10 million for 2008. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2010 and 2009, no gain or loss was recorded on these transactions.

     There were no writedowns of mortgage loans on real estate and of equity real estate in 2010, 2009 and 2008.

     For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $840 million, $2,901 million and $324 million. Gross gains of $28 million, $320 million and $3 million and gross losses of $16 million, $128 million and $95 million were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $903 million, $2,353 million and $(2,526)
     million, respectively.

     For 2010, 2009 and 2008, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $31 million, $40 million and $48 million.

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

     The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Balance, attributable to AXA Equitable,
         beginning of year............................... $      (68)        $   (1,271)       $       104
       Changes in unrealized investment gains
         (losses) on investments.........................        835              2,494             (2,609)
       Impact of unrealized investment gains (losses)
         attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................        (68)                58               (164)
           DAC...........................................       (110)              (578)               582
           Deferred income tax (expense) benefit.........       (217)              (705)               746
                                                          ----------------   ----------------  -----------------
       Total    .........................................        372                 (2)            (1,341)
       Less: Changes in unrealized investment (gains)
         losses attributable to noncontrolling interest..          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities.............................. $      875         $       33        $    (2,450)
           Other equity investments......................          2                  9                 (2)
                                                          ----------------   ----------------  -----------------
             Total.......................................        877                 42             (2,452)
         Impact of unrealized investment gains (losses)
           attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................       (139)               (71)              (129)
           DAC...........................................       (133)               (23)               555
           Deferred income tax (expense) benefit ........       (218)                (1)               704
                                                          ----------------   ----------------  -----------------
       Total.............................................        387                (53)            (1,322)
       Less: (Income) loss attributable to
         noncontrolling interest.........................         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

15)  INCOME TAXES

     A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Income tax (expense) benefit:
         Current (expense) benefit.......................  $      (34)        $       81        $       320
         Deferred (expense) benefit......................        (673)             1,191             (2,011)
                                                          ----------------   ----------------  -----------------
       Total.............................................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Expected income tax (expense) benefit ............  $   (1,055)        $    1,078        $    (1,885)
       Noncontrolling interest...........................          66                105                132
       Separate Accounts investment activity.............          53                 72                 67
       Non-taxable investment income (loss) .............          15                 27                (26)
       Adjustment of tax audit reserves..................         (13)                 7                (10)
       State income taxes................................          (5)               (12)               (21)
       AllianceBernstein Federal and foreign taxes.......          (3)                (6)                53
       Tax settlement....................................          99                  -                  -
       ACMC conversion...................................         135                  -                  -
       Other     ........................................           1                  1                 (1)
                                                          ----------------   ----------------  -----------------
       Income tax (expense) benefit......................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the Internal Revenue Service ("IRS") of issues for the 1997-2003 tax years.

     Due to the conversion of ACMC, Inc. from a corporation to a limited liability company in 2010, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

     On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. The Treasury 2010-2011 Priority Guidance Plan includes an item for guidance with respect to the calculation of the Separate Account dividend received deduction. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination or reduction of the Separate Account DRD tax benefit that the Company receives.

     The components of the net deferred income taxes are as follows:

                                                        DECEMBER 31, 2010                 December 31, 2009
                                                 --------------------------------  --------------------------------
                                                     ASSETS        LIABILITIES         Assets        Liabilities
                                                 ---------------  ---------------  ---------------  ---------------
                                                                           (IN MILLIONS)
       Compensation and related benefits.......   $      229       $        -       $      438       $       -
       Reserves and reinsurance................            -              977                -             879
       DAC.....................................            -            2,610                -           2,307
       Unrealized investment gains or losses...                           259               40               -
       Investments.............................            -              800                -             585
       Alternative minimum tax credits.........          241                -                -               -
       Other...................................          108                -               67               -
                                                 ---------------  ---------------  ---------------  ---------------
       Total...................................   $      578       $    4,646       $      545       $   3,771
                                                 ===============  ===============  ===============  ===============

     The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $206 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $74 million would need to be provided if such earnings were remitted.

     At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature. At December 31, 2009, the total amount of unrecognized tax benefits was $658 million, of which $483 million would affect the effective rate and $175 million was temporary in nature.

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $91 million and $81 million, respectively. For 2010, 2009 and 2008, respectively, there were $10 million, $4 million and $9 million in interest expense related to unrecognized tax benefits.

     A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                 2010              2009              2008
                                                            -------------     -------------     -------------
                                                                                (IN MILLIONS)
       Balance at January 1.............................    $         577     $         477     $         376
       Additions for tax positions of prior years.......              168               155                97
       Reductions for tax positions of prior years......             (266)              (50)               (5)
       Additions for tax positions of current year......                1                 1                 1
       Reductions for tax positions of current year.....                -                 -                 -
       Settlements with tax authorities.................              (46)               (6)                8
                                                            -------------     -------------     -------------
       Balance, December 31.............................    $         434     $         577     $         477
                                                            =============     =============     =============

     IRS examinations of the AXA Equitable Federal income tax returns for 2004 and 2005 are expected to be completed during 2011. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months due to the completion of the AXA Equitable 2004 and 2005 examinations and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2010 and 2009. The following tables reconcile the Earnings (loss) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings (loss) for the years ended December 31, 2009 and 2008:

                                                                       2010          2009           2008
                                                                    ------------  ------------  -------------
                                                                                 (IN MILLIONS)
       EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities...........................................  $     -       $    (9)      $   (28)
       Real estate held-for-sale...................................        -            12            23
                                                                    ------------  ------------  -------------
       Total  .....................................................  $     -       $     3       $    (5)
                                                                    ============  ============  =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale...................................  $     -       $     -       $     6
                                                                    ------------  ------------  -------------
       Total.......................................................  $     -       $     -       $     6
                                                                    ============  ============  =============

     During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $124 million. Proceeds on the sale that were received by Wind-up Annuities' were $320 million. In connection with the sale, Wind-up Annuities acquired a $150 million mortgage from the affiliate on the property sold and a $50 million interest in another equity real estate property from continuing operations.

     Disposal of Businesses
     ----------------------

     In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $662 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. Proceeds received in 2008 on the disposition of the AXA Enterprise Funds totaled $3 million.

17)  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Unrealized gains (losses) on investments.......... $      387         $        9        $    (1,322)
       Defined benefit pensions plans....................     (1,008)              (968)              (965)
       Impact of implementing new accounting guidance,
         net of taxes....................................          -                (62)                 -
                                                          ----------------   ----------------  -----------------
       Total accumulated other comprehensive
         income (loss)...................................       (621)            (1,021)            (2,287)
       Less: Accumulated other comprehensive (income) loss
         attributable to noncontrolling interest.........         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Accumulated Other Comprehensive Income (Loss)      $     (629)        $   (1,036)       $    (2,236)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================

     The components of OCI for the past three years follow:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net unrealized gains (losses) on investments:
         Net unrealized gains (losses) arising during
           the year...................................... $      646         $    2,558        $    (2,972)
         (Gains) losses reclassified into net
           earnings (loss) during the year...............        189                 (2)               363
                                                          ----------------   ----------------  -----------------
       Net unrealized gains (losses) on investments......        835              2,556             (2,609)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes.................       (395)            (1,225)             1,164
                                                          ----------------   ----------------  -----------------
       Change in unrealized gains (losses), net of               440              1,331             (1,445)
           adjustments...................................
       Change in defined benefits pension plans..........        (40)                (3)              (593)
                                                          ----------------   ----------------  -----------------
       Total other comprehensive income (loss),                  400              1,328             (2,038)
         net of income taxes.............................
       Less: Other comprehensive (income) loss
         attributable to noncontrolling interest.........          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Other Comprehensive Income (Loss)                  $      407         $    1,262        $    (1,968)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================


18)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities
     ---------------

     At December 31, 2010, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2011, 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

     Leases
     ------

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2011 and the four successive years are $212 million, $218 million, $225 million, $219 million, $211 million and $1,827 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for

     2011 and the four successive years is $9 million, $13 million, $14 million, $14 million, $14 million and $57 million thereafter.

     Restructuring
     -------------

     As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                                2010               2009              2008
                                                          -----------------  ----------------- ------------------
                                                                              (IN MILLIONS)
       Balance, beginning of year........................  $       20        $       60         $       31
       Additions  .......................................          90                79                 68
       Cash payments ....................................         (94)             (112)               (34)
       Other reductions..................................          (5)               (7)                (5)
                                                          -----------------  ----------------- ------------------
       Balance, End of Year .............................  $       11        $       20         $       60
                                                          =================  ================= ==================

     During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with their workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

     Guarantees and Other Commitments
     --------------------------------

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2010, these arrangements include commitments by the Company to provide equity financing of $497 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

     The Company had $59 million of undrawn letters of credit related to reinsurance at December 31, 2010. AXA Equitable had $178 million of commitments under existing mortgage loan agreements at December 31, 2010.

     The Insurance Group has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

     AXA Equitable, U.S. Financial Life Insurance Company ("USFL") and MLOA receive statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent AXA Bermuda holds assets in an irrevocable trust ($5,462 million) and/or letters of credit ($2,135 million). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact our liquidity.

     In addition, AXA Bermuda utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Bermuda's liquidity.

     In February 2002, AllianceBernstein signed a $125 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations.

     In December 2010, AllianceBernstein executed a guarantee in connection with the $1,000 million 2010 AB Credit Facility. If SCB LLC is unable to meet its obligations, AllianceBernstein will pay the obligations when due or on demand.

     During 2010, AllianceBernstein executed three additional agreements with commercial banks, under which AllianceBernstein guaranteed $503 million of obligations in the ordinary course of business of SCBL. In the event SCBL is unable to meet its obligations, AllianceBernstein will pay the obligations when due.

     During 2010, AllianceBernstein was not required to perform under these agreements and at December 31, 2010 had no liability outstanding in connection with these agreements.

19)  LITIGATION

     INSURANCE LITIGATION

     A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In December 2010, the Court granted preliminary approval of a settlement between the parties and notices were sent to the class members.

     ALLIANCEBERNSTEIN LITIGATION

     Market Timing-Related Matters
     -----------------------------

     In October 2003, a purported class action complaint entitled Hindo, et al.
     v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AB Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

     Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

     On April 21, 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement was documented by a stipulation of settlement which has been approved by the court. The settlement amount ($30 million), which AllianceBernstein previously expensed and disclosed, has been disbursed. The derivative claims brought on behalf of AB Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                      ___________________________________

     Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $380 million during 2011. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2010, 2009 and 2008, the Insurance Group's statutory net income (loss) totaled $(510) million, $1,783 million and $(1,075) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,232 million and $3,838 million at December 31, 2010 and 2009, respectively. In 2010, AXA Equitable paid $300 million in shareholder dividends; no dividends were paid in 2009 and 2008.

     At December 31, 2010, AXA Equitable, in accordance with various government and state regulations, had $89 million of securities on deposit with such government or state agencies.

     In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2011 will approximate $71 million.

     At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP;
     (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

     The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings (loss) and equity on a U.S. GAAP basis.

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net change in statutory surplus and
         capital stock................................... $      685         $      (39)       $    (3,414)
       Change in AVR.....................................       (291)               289               (809)
                                                          ----------------   ----------------  -----------------
       Net change in statutory surplus, capital stock
         and AVR.........................................        394                250             (4,223)
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................        (61)            (5,995)                 3
         DAC.............................................        747                860             (2,090)
         Deferred income taxes...........................     (1,006)             1,167             (4,116)
         Valuation of investments........................        145               (659)             3,695
         Valuation of investment subsidiary..............        366               (579)             5,046
         Change in fair value of
           reinsurance contracts.........................      2,350             (2,566)             1,567
         Pension adjustment..............................         56                 17              1,390
         Premiums and benefits ceded to AXA Bermuda......     (1,099)             5,541              2,847
         Issuance of surplus notes.......................          -                  -             (1,000)
         Shareholder dividends paid......................        300                  -                  -
         Changes in non-admitted assets..................        (64)                29                137
         Other, net......................................        (55)               (33)               (13)
         U.S. GAAP adjustments for Wind-up Annuities ....          -               (195)               (17)
                                                          ----------------   ----------------  -----------------
       U.S. GAAP Net Earnings (Loss)
          Attributable to AXA Equitable.................. $    2,073         $   (2,163)       $     3,226
                                                          ================   ================  =================

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
       Statutory surplus and capital stock............... $    3,801         $    3,116        $     3,155
       AVR...............................................        431                722                433
                                                          ----------------   ----------------  ------------------
       Statutory surplus, capital stock and AVR..........      4,232              3,838              3,588
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................     (2,015)            (1,464)            (1,487)
         DAC.............................................      8,383              7,745              7,482
         Deferred income taxes...........................     (4,775)            (3,705)            (4,585)
         Valuation of investments........................      1,658                673             (2,312)
         Valuation of investment subsidiary..............       (657)            (1,019)               588
         Fair value of reinsurance contracts.............      4,606              2,256              4,822
         Deferred cost of insurance ceded
           to AXA Bermuda................................      2,904              3,178              3,496
         Non-admitted assets.............................        761              1,036              1,144
         Issuance of surplus notes.......................     (1,525)            (1,525)            (1,525)
         Other, net......................................       (521)              (152)               140
         U.S. GAAP adjustments for Wind-up Annuities.....          -                  -                 12
                                                          ----------------   ----------------  ------------------
       U.S. GAAP Total Equity
           Attributable to AXA Equitable................. $   13,051         $   10,861        $    11,363
                                                          ================   ================  ==================

21)  BUSINESS SEGMENT INFORMATION

     The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
     (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance........................................   $     8,511        $       336       $    15,075
       Investment Management (1)........................         2,959              2,942             3,543
       Consolidation/elimination........................           (29)               (36)              (76)
                                                          -----------------  ----------------  -----------------
       Total Revenues...................................   $    11,441        $     3,242       $    18,542
                                                          =================  ================  =================

         (1) Intersegment investment advisory and other fees of approximately $62 million, $56 million and $93 million for 2010, 2009 and 2008, respectively, are included in total revenues of the Investment Management segment.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS, BEFORE INCOME TAXES:
       Insurance........................................   $     2,613       $    (3,666)       $     4,454
       Investment Management (2)........................           400               589                932
       Consolidation/elimination........................             2                (2)                 -
                                                          -----------------  ----------------  -----------------
       Total Earnings (Loss) from Continuing Operations,
          before Income Taxes...........................   $     3,015       $    (3,079)       $     5,386
                                                          =================  ================  =================

         (2)   Net of interest expenses incurred on securities borrowed.

                                                                                  DECEMBER 31,
                                                                  ----------------------------------------------
                                                                          2010                    2009
                                                                  ---------------------   ----------------------
                                                                                 (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance........................................           $    152,032             $    139,151
       Investment Management............................                 11,136                   10,771
       Consolidation/elimination........................                    (12)                     (18)
                                                                  ---------------------   ----------------------
       Total Assets.....................................           $    163,156             $    149,904
                                                                  =====================   ======================

     In accordance with SEC regulations, securities with a fair value of $1,085 million and $948 million have been segregated in a special reserve bank custody account at December 31, 2010 and 2009, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                  THREE MONTHS ENDED
                                      ---------------------------------------------------------------------------
                                         MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                      ----------------  -----------------  ------------------  ------------------
                                                                     (IN MILLIONS)
       2010
       ----
       Total Revenues...............  $     2,133       $      5,387       $     5,115         $     (1,194)
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       Earnings (Loss) Net,
         Attributable
         to AXA Equitable...........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       2009
       ----
       Total Revenues...............  $     1,320       $     (1,034)      $     1,685         $      1,271
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $      (316)      $     (1,347)      $      (141)        $       (362)
                                      ================  =================  ==================  ==================

       Net Earnings (Loss)
         Attributable
         to AXA Equitable...........  $      (310)      $     (1,344)      $      (145)        $       (364)
                                      ================  =================  ==================  ==================

AXA Equitable Life Insurance Company

VARIABLE LIFE INSURANCE POLICIES


PARAMOUNT LIFE(SM)                     SURVIVORSHIP INCENTIVE LIFE(SM)
IL PROTECTOR                           INCENTIVE LIFE(R) '02
IL COLI                                SURVIVORSHIP INCENTIVE LIFE(SM) '02
IL COLI '04                            INCENTIVE LIFE(R) '06
INCENTIVE LIFE PLUS                    INCENTIVE LIFE LEGACY(R)
SURVIVORSHIP 2000                      INCENTIVE LIFE LEGACY(R) II
INCENTIVE LIFE(R) 2000                 SURVIVORSHIP INCENTIVE LIFE(SM) LEGACY
CHAMPION 2000                          INCENTIVE LIFE OPTIMIZER(R)
INCENTIVE LIFE(R)                      INCENTIVE LIFE OPTIMIZER(R) II

PROSPECTUS SUPPLEMENT DATED MAY 1, 2011


--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2011, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2011), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2011, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104



   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(R), Incentive Life Optimizer(R) and Incentive Life Legacy(R),
                               are issued by and
     are registered service marks of AXA Equitable Life Insurance Company.
             Paramount Life(SM) and Survivorship Incentive Life(SM) are service marks of AXA Equitable Life Insurance Company.


EVM                                                                       (5/10)
IF/NB                                                                     e13478

                                     PART C

Item 26. Exhibits

        (a)             Certified resolution re Authority to Market Variable Life Insurance and
                        Establish Separate Accounts, incorporated herein by reference to
                        Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on December 11, 1996.

        (b)             Inapplicable.

        (c)(i)          Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit 1-A(3)(b) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on December 11, 1996.

        (c)(ii)         Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA
                        Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6,
                        File No. 333-17663, filed on December 11, 1996.

        (c)(iii)        Distribution Agreement for services by The Equitable Life Assurance Society of the United States
                        to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration Statement on Form S-6, File No. 333-17663, filed on
                        April 19, 2001.

        (c)(iv)         Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life
                        Assurance Society of the United States dated January 1, 2000, incorporated herein by reference to
                        Exhibit No. 1-A(10)(d) to Registration Statement on Form S-6, File No. 333-17663, filed on April 19, 2001.

        (c)(v)          General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the
                        United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h)
                        to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

        (c)(vi)         First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life
                        Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed
                        April 19, 2004.

        (c)(vii)        Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life
                        Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed
                        April 19, 2004.

        (c)(viii)       Form of BGA Sales Agreement for Fixed and Variable Life Insurance and Annuity Products incorporated herein by reference to Exhibit (c)(iv)(e) to Registration Statement File No. 333-103202 filed on
                        April 27, 2004.

        (c)(ix)         The information concerning commissions included in the SAIs forming part of this registration statement under "How we market the policies" is incorporated herein by reference.

        (c)(x)          Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The
                        Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

        (c)(xi)         Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The
                        Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File
                        No. 333- 127445), filed on August 11, 2005.

        (c)(xii)        Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January
                        1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC
                        and its subsidiaries incorporated herein by reference to Exhibit 4(p) to Registration Statement on
                        Form N-4 (File No. 2-30070), filed on April 24, 2007.

        (c)(xiii)       Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                        January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable
                        Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

        (c)(xiv)        Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                        January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable
                        Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

        (c)(xv)         Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of
                        January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable
                        Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

+       (d)(i)          Flexible Premium Variable Life Insurance Policy (95-300) (Corporate Incentive Life) (Equitable),
                        incorporated herein by reference to Exhibit No. 1-A(5)(a)(iv) to Registration Statement on Form S-6,
                        File No. 333-17663, filed on December 11, 1996.

        (d)(ii)         Flexible Premium Variable Life Insurance Policy (99-300), incorporated herein by reference to Exhibit
                        No. 1-A(5)(a)(vi) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

        (d)(iii)        Form of Flexible Premium Variable Life Insurance Policy for Incentive Life '02 (02-300),
                        incorporated herein by reference to Exhibit No. 1-A(5)(a)(vii) to Registration Statement on
                        Form S-6, File No. 333-17663, filed on August 9, 2002.

+       (d)(iv)         Option to Purchase Additional Insurance Rider (R94-204) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(d) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on December 11, 1996.

+       (d)(v)          Substitution of Insured Rider (R94-212) (Equitable), incorporated herein by reference to Exhibit
                        No. 1-A(5)(f) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

+       (d)(vi)         Renewable Term Insurance Rider on the Insured (R94-215) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(h) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

+       (d)(vii)        Disability Rider - Waiver of Monthly Deductions (R94-216) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(j) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

+       (d)(viii)       Disability Rider - Waiver of Premiums (R94-216A) (Equitable), incorporated herein by reference to Exhibit
                        No. 1-A(5)(l) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

        (d)(ix)         Accelerated Death Benefit Rider (R94-102) (Equitable), incorporated herein by reference to Exhibit
                        No. 1-A(5)(p) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

        (d)(x)          Accounting Benefit Rider (S.94-118) (Equitable), incorporated herein by reference to Exhibit No.
                        1-A(5)(t) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

        (d)(xi)         Unisex Rider with Table of Guaranteed Payments Endorsement (S.99-33), incorporated herein by reference to Exhibit No. 1-A(5)(z)(iii) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on March 1, 1999.

        (d)(xii)(a)     Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), incorporated herein by reference to Exhibit No. 1-A(5)(z)(iv) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on March 1, 1999.

        (d)(xii)(b)     Form of Paid Up Death Benefit Guarantee Endorsement (S.09-30) previously filed with this Registration
                        Statement File No. 333-103199 on June 17, 2010.

        (d)(xiii)(a)    Form of Enhanced Death Benefit Guarantee Rider (R99-100), incorporated herein by reference to Exhibit
                        No. 1-A(5)(z)(v) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

        (d)(xiii)(b)    Form of Enhanced Death Benefit Guarantee Rider (R10-40) previously filed with this Registration Statement
                        File No. 333-103199 on June 17, 2010.

        (d)(xiv)        Form of Waiver of Surrender Charge Due to Tax Law Change Endorsement (S.01-WSC), incorporated herein by reference to Exhibit No. (d)(v) to Registration Statement on Form S-6, File No. 333-76130, filed on December 31, 2001.

        (d)(xv)         Form of Paid Up Death Benefit Guarantee Endorsement for Incentive Life '02 (S.02-60), incorporated herein by reference to Exhibit No. 1-A(5)(z)(vi) to Registration Statement on Form S-6, File No.333-17663,
                        filed on August 9, 2002.

        (d)(xvi)        Children's Term Insurance Rider (R94-218) previously filed with this Registration Statement File No. 333-
                        103199 on February 13, 2003.

        (d)(xvii)       Integrated Term Insurance Rider (R00-10) previously filed with this Registration Statement File No. 333-
                        103199 on February 13, 2003.

        (d)(xviii)      Renewable Term Insurance on the Additional Insured Person (R94-217) previously filed with this
                        Registration Statement File No. 333-103199 on February 13, 2003.

        (d)(xix)        Cost of Living Rider (R96-101) previously filed with this Registration Statement File No. 333-
                        103199 on February 13, 2003.

        (d)(xx)         Accidental Death Benefit Rider (R94-219) previously filed with this Registration Statement File No. 333-
                        103199 on February 13, 2003.

        (d)(xxi)        Form of Flexible Premium Variable Life Insurance Policy (03-400) (Corporate Incentive Life) previously filed with this Registration Statement, File No. 333-103199 on November 17, 2003.

        (d)(xxii)       Form of Flexible Premium Variable Life Insurance Policy for Incentive Life '06 (05-200) previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

        (d)(xxiii)      Form of Paid Up Death Benefit Guarantee Endorsement for Incentive Life '06 (S.05-30)
                        previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

        (d)(xxiv)       Form of Loan Extension Endorsement for Incentive Life '06 (S.05-20) previously filed with this
                        Registration Statement File No. 333-103199 on July 11, 2005.

        (d)(xxv)        Form of Accelerated Death Benefit for Long-Term Care Services Rider, previously filed with this Registration
                        Statement File No. 333-103199 on June 21, 2006.

        (d)(xxvi)(a)    Form of Flexible Premium Variable Life Insurance Policy for Incentive Life Optimizer (08-200), previously filed with this Registration Statement, File No. 333-103199 on September 3, 2008.

        (d)(xxvi)(b)    Form of Flexible Premium Variable Life Insurance Policy for Incentive Life Optimizer II (ICC10-100),
                        previously filed with this Registraton Statement, File No. 333-103199 on April 2, 2010.

        (d)(xxvi)(c)    Form of Flexible Premium Variable Life Insurance Policy for Incentive Life Optimizer II (10-100), previously filed with this Registraton Statement, File No. 333-103199 on March 28, 2011.

        (d)(xxvii)      Cash Value Plus Rider (R07-80), previously filed with this Registration Statement, File No. 333-103199 on
                        September 3, 2008.

        (d)(xxviii)     Variable Indexed Option Rider (R09-30), previously filed with this Registration Statement, File No.
                        333-103199 on April 21, 2010.

        (e)(i)          Application EV4-200Y (Equitable), incorporated herein by reference to Exhibit No. 1-A(10)(b) to
                        Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

        (e)(ii)         Form of Application (AXAV1-2002), incorporated herein by reference to Exhibit No. 1-A(10)(b)(ii) to
                        Registration Statement on Form S-6, File No. 333-17663, filed on August 9, 2002.

        (e)(iii)        Form of Application (AXA301-1), previously filed with this Registration Statement, File No. 333-103199 on November 17, 2003.

        (e)(iii)(a)     Revised Form of Application (AXA301-01), previously filed with this Registration Statement File No.
                        333-103199 on April 22, 2008.

        (e)(iv)         Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

        (e)(iv)(a)      Revised Form of Application for Life Insurance (Form AMIGV-2005), previously filed with this Registration
                        Statement File No. 333-103199 on April 22, 2008.

        (e)(iv)(b)      Revised Form of Application for Life Insurance (Form AMIGV-2009), previously filed with this Registration
                        Statement, File No. 333-103199 on April 21, 2010.

        (e)(iv)(c)      Form of Application for Life Insurance (10-100) previously filed with this Registration Statement File No.
                        333-103199 on June 17, 2010.

        (e)(v)          Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005),
                        previously filed with this Registration Statement File No. 333-103199 on April 25, 2007.

        (e)(v)(a)       Revised Form of Variable Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

        (e)(vi)         Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL '06 2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

        (e)(vii)        Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL Opt 2008), previously filed with this Registration Statement, File No. 333-103199 on April 22, 2008.

        (e)(viii)       Form of Variable Universal Life Supplement to the Application (180-6006a-rev. 2009), previously filed with this Registration Statement, File No. 333-103199 on April 21, 2010.

        (f)(i)(a)       Declaration and Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit No. 1-A(6)(a) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on April 30, 1997.

        (f)(i)(b)       Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

        (f)(ii)(a)      By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to
                        Exhibit No. 1-A(6)(b) to Registration Statement on Form S-6, File No. 333-17663, filed on April 30, 1997.

        (f)(ii)(b)      By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to
                        Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

        (g)             Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance
                        Society of the United States previously filed with this Registration Statement on April 4, 2003.

        (h)(i)          Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable
                        Distributors, Inc. (now AXA Distributors LLC) and EQ Financial Consultants, Inc.
                        (now AXA Advisors, LLC), incorporated herein by reference to the Registration Statement of
                        EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on August 28, 1997.

        (h)(ii)         Form of Participation Agreement among AXA Premier VIP Trust, The Equitable Life Assurance Society
                        of the United States, Equitable Distributors, Inc., AXA Distributors LLC, and AXA Advisors, LLC,
                        incorporated herein by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730,
                        filed on December 5, 2001.

        (h)(iii)        Form of Participation Agreement among The Equitable Life Assurance Society of the United States,
                        The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on October 8, 2002.

        (h)(iv)         Form of Participation Agreement among OCC Accumulation Trust, Equitable Life Assurance Society of
                        the United States, OCC Distributors LLC and OPCAP Advisors LLC, incorporated herein by reference to
                        Exhibit No. 1-A(9)(e) to Registration Statement on Form S-6, File No. 333-17663, filed on October 8, 2002.

        (h)(v)          Form of Participation Agreement among Fidelity Distributors Corporation, Variable Insurance Products
                        Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III and The Equitable
                        Life Assurance Society of the United States and Form of Sub License agreement between The Equitable Life
                        Assurance Society of the United States and Fidelity Distributors Corporation previously filed with this Registration Statement on April 4, 2003.

        (h)(vi)         Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS
                        DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Society
                        of the United States incorporated herein by reference to Exhibit No. 27(h)(vi) to amended Registration
                        Statement File No. 333-103202, filed on August 4, 2003.

        (h)(vii)        Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors,
                        LLC incorporated herein by reference to Exhibit No. 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to
                        Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A
                        (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

        (h)(viii)       Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable
                        Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA
                        Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4
                        (File No. 333-160951) filed on November 16, 2009.

        (h)(ix)         Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century
                        Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(x)          Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and
                        The Equitable Life Assurance Society of the United States, dated May 1, 2003, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xi)         Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust,
                        Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA
                        Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No.
                        333-160951) filed on November 16, 2009.

        (h)(xii)        Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable
                        Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on
                        November 16, 2009.

        (h)(xiii)       Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable
                        Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on
                        Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xiv)        Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series,
                        Inc., and Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xv)         Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United
                        States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the
                        Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xvi)        Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and
                        AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration
                        Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xvi)(a)     Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds
                        Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form
                        N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xvi)(b)     Form of Third Amendment to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC
                        (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement
                        incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on
                        November 16, 2009.

        (h)(xvii)(a)    Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck
                        Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xvii)(b)    Form of Amendment No. 1 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and
                        Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a
                        Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No.
                        333-160951) filed on November 16, 2009.

        (i)             Administration Contracts. See (c)(ii),(iii) & (iv).

        (j)             Inapplicable.

        (k)             Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable previously filed with this
                        Registration Statement File No. 333-103199 on February 13, 2003.

        (k)(i)          Opinion and Consent of Dodie Kent, Vice President and Counsel of Equitable previously filed with this
                        Registration Statement File No. 333-103199 on April 27, 2004.

        (k)(ii)         Opinion and Consent of Dodie Kent, Vice President and Counsel of AXA Equitable previously filed with this
                        Registration Statement File No. 333-103199 on September 12, 2005.

        (k)(iii)        Opinion and Consent of Dodie Kent, Vice President and Counsel of AXA Equitable previously filed with this
                        Registration Statement File No. 333-103199 on April 20, 2009.

        (k)(iv)         Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable previously filed with this Registration Statement File No. 333-103199 on April 21, 2010.

        (k)(v)          Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable previously filed with this Registration Statement File No. 333-103199 on June 17, 2010.

        (k)(vi)         Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable is filed herewith.

        (l)(i)          Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of AXA Equitable previously filed with this Registration Statement File No. 333-103199 on April 21, 2010.

        (l)(ii)         Opinion and Consent of Andrew Buckley, FSA, MAAA, Vice President and Actuary of AXA Equitable previously filed with this Registration Statement File No. 333-103199 on June 17, 2010.

        (l)(iii)        Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of AXA Equitable is filed herewith.

        (m)(i)          Sample Calculation for Illustrations previously filed with this Registration Statement File No. 333-103199 on April 21, 2010.

        (m)(ii)         Sample Calculation for Illustrations previously filed with this Registration Statement File No. 333-103199 on June 17, 2010.

        (m)(iii)        Sample Calculation for Illustrations is filed herewith.

        (n)(i)          Consent of independent registered public accounting firm is filed herewith.

        (n)(ii)         Powers of Attorney are filed herewith.

        (o)             Inapplicable.

        (p)             Inapplicable.

        (q)             Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible
                        Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company
                        Act of 1940, incorporated herein by reference to Exhibit No. 8 to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

----------------
+ State variations not included

Item 27: Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                               Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


Richard C. Vaughan                          Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTORS
-----------------

*Mark Pearson                               Director, Chairman of the Board and
                                            Chief Executive Officer


OTHER OFFICERS
--------------

*Andrew J. McMahon                          President

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Salvatore Piazzolla                        Senior Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary

*Richard S. Dziadzio                        Senior Executive Vice President and
                                            Chief Financial Officer

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Deputy General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            General Counsel

*Richard V. Silver                          Senior Executive Vice President,
                                            Chief Administrative Officer and
                                            Chief Legal Officer

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*Nicholas B. Lane                           Senior Executive Vice President and
                                            President, Retirement Savings

*David W. O'Leary                           Executive Vice President

*Robert O. Wright, Jr.                      Executive Vice President

Item 28. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account FP of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts January 1st 2010 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4, filed July 26, 2010.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

Item 29. Indemnification

         (a) Indemnification of Officers and Directors

         The by-laws of the AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC. and AXA Advisors, LLC.

         (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America are the principal underwriters for Separate Accounts 49, and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I, and MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Andrew J. McMahon                    Director, Chairman of the Board and Chief
                                      Financial Protection & Wealth Management
                                      Officer

*Harvey E. Blitz                      Director and Senior Vice President

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Manish Agarwal                       Director

*Nicholas B. Lane                     Director and Chief Retirement Services
                                      Officer

*Robert O. Wright, Jr.                Director, Vice Chairman of the Board and
                                      Chief Sales Officer

*Frank Massa                          Chief Operating Officer

*Philip Pescatore                     Chief Risk Officer

*William Degnan                       Senior Vice President and
                                      Divisional President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Patricia Roy                         Chief Compliance Officer

*Maurya Keating                       Vice President and Associate
                                      General Counsel

*Francesca Divone                     Secretary

*Susan Vesey                          Assistant Secretary

*Denise Tedeschi                      Assistant Vice President and Assistant
                                      Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*Nicholas B. Lane                     Director, Chairman of the Board,
                                      President, Chief Executive Officer and
                                      Chief Retirement Savings Officer

*Andrew J. McMahon                    Director and Chief Financial Protection
                                      & Wealth Management Officer

*Gary Hirschkron                      Executive Vice President

*Michael P. McCarthy                  Director, Senior Vice President and
                                      National Sales Manager

*Michael Gregg                        Executive Vice President

*David W. O'Leary                     Executive Vice President

*Joanne Petrini-Smith                 Executive Vice President

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Peter D. Golden                      Senior Vice President

*Kevin M. Kennedy                     Senior Vice President

*Diana L. Keary                       Senior Vice President

*Harvey T. Fladeland                  Senior Vice President

*Andrew L. Marrone                    Senior Vice President

*Kevin Molloy                         Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Timothy P. O'Hara                    Senior Vice President

*Mark D. Scalercio                    Senior Vice President

*Michael Schumacher                   Senior Vice President

*Ronald R. Quist                      Vice President and Treasurer

*Norman J. Abrams                     Vice President and General Counsel

*Nicholas Gismondi                    Vice President and Chief Financial Officer

*Denise Tedeschi                      Assistant Vice President and Assistant
                                      Secretary

*Gregory Lashinsky                    Assistant Vice President - Financial
                                      Operations Principal

*Robert P. Walsh                      Vice President and Chief AML Officer

*Francesca Divone                     Secretary

*Susan Vesey                          Assistant Secretary

         (c) The information under "Distribution of the policies" in each Prospectus and Statement of Additional Information forming a part of this Registration Statement are incorporated herein by reference.

Item 31. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.


Item 32. Management Services

         Not applicable.


Item 33. Representation Regarding Reasonableness of Aggregate Policy Fees and Charges

         AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 25th day of April, 2011.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY (REGISTRANT)



                                     By:   AXA EQUITABLE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)



                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                           (Dodie Kent)
                                           Vice President and
                                           Associate General Counsel

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 25th day of April, 2011.

                                            AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (DEPOSITOR)


                                            By:  /s/  Dodie Kent
                                                --------------------------------
                                                (Dodie Kent)
                                                 Vice President and
                                                 Associate General Counsel

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                              Chairman of the Board, Chief
                                           Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Senior Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Mark Pearson                 Anthony J. Hamilton            Joseph H. Moglia
Henri de Castries            Mary R. (Nina) Henderson       Lorie A. Slutsky
Denis Duverne                James F. Higgins               Ezra Suleiman
Charlynn Goins               Peter S. Kraus                 Peter J. Tobin
Danny L. Hale                Scott D. Miller                Richard C. Vaughan




*By:  /s/ Dodie Kent
     -----------------------
     (Dodie Kent)
     Attorney-in-Fact
     April 25, 2011

                                  EXHIBIT INDEX
                                  -------------
EXHIBIT NO.                                                    DOCUMENT TAG
---------------                                                -------------
26(k)(vi)         Opinion and Consent of Dodie Kent            EX-99.26kvi
26(l)(iii)        Opinion and Consent of Brian Lessing         EX-99.26liii
26(m)(iii)        Sample Calculation for illustration          EX-99.26miii
26.(n)(i)         Consent of PricewaterhouseCoopers LLP        EX-99.26ni
26.(n)(ii)        Powers of Attorney                           EX-99.26nii